UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2016

Item 1.

Reports to Stockholders

Fidelity® Large Cap Value Index Fund Institutional Class and Institutional Premium Class Semi-Annual Report October 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2016

% of fund's net assets
Exxon Mobil Corp.	3.4
Berkshire Hathaway, Inc. Class B	2.7
Johnson & Johnson	2.6
JPMorgan Chase & Co.	2.5
AT&T, Inc.	2.2
Procter & Gamble Co.	2.2
General Electric Co.	2.1
Wells Fargo & Co.	2.1
Chevron Corp.	1.9
Pfizer, Inc.	1.7
23.4

Top Market Sectors as of October 31, 2016

% of fund's net assets
Financials	24.4
Energy	13.3
Health Care	11.1
Information Technology	9.9
Industrials	9.6
Consumer Staples	8.9
Utilities	6.6
Real Estate	4.8
Consumer Discretionary	4.6
Telecommunication Services	3.7

Asset Allocation (% of fund's net assets)

As of October 31, 2016*
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 6.2%

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 4.6%
Auto Components - 0.2%
Adient PLC (a)	747	$33,996
BorgWarner, Inc.	1,980	70,963
Gentex Corp.	984	16,639
Hertz Global Holdings, Inc. (a)	597	19,791
Lear Corp.	124	15,225
The Goodyear Tire & Rubber Co.	2,797	81,197
		237,811
Automobiles - 0.9%
Ford Motor Co.	40,448	474,860
General Motors Co.	14,520	458,832
		933,692
Distributors - 0.0%
Genuine Parts Co.	77	6,975
Diversified Consumer Services - 0.1%
Graham Holdings Co.	43	20,425
H&R Block, Inc.	2,317	53,221
		73,646
Hotels, Restaurants & Leisure - 0.6%
ARAMARK Holdings Corp.	1,434	53,388
Carnival Corp. unit	4,219	207,153
Choice Hotels International, Inc.	96	4,651
Extended Stay America, Inc. unit	665	9,510
Hilton Worldwide Holdings, Inc.	619	13,989
Hyatt Hotels Corp. Class A (a)	221	11,225
International Game Technology PLC	969	27,830
Marriott International, Inc. Class A	827	56,815
MGM Mirage, Inc. (a)	4,465	116,849
Norwegian Cruise Line Holdings Ltd. (a)	1,476	57,372
Royal Caribbean Cruises Ltd.	1,759	135,214
Wendy's Co.	945	10,244
Wynn Resorts Ltd.	65	6,146
		710,386
Household Durables - 0.4%
CalAtlantic Group, Inc.	633	20,459
D.R. Horton, Inc.	1,658	47,800
Garmin Ltd.	1,148	55,517
Harman International Industries, Inc.	397	31,645
Lennar Corp.:
Class A	821	34,227
Class B	238	7,978
Mohawk Industries, Inc. (a)	135	24,881
PulteGroup, Inc.	2,508	46,649
Toll Brothers, Inc. (a)	790	21,678
Whirlpool Corp.	694	103,975
		394,809
Internet & Direct Marketing Retail - 0.1%
Liberty Interactive Corp.:
(Venture Group) Series A (a)	1,097	43,770
QVC Group Series A (a)	2,011	37,183
		80,953
Leisure Products - 0.0%
Brunswick Corp.	174	7,569
Vista Outdoor, Inc. (a)	491	18,987
		26,556
Media - 0.9%
Clear Channel Outdoor Holding, Inc. Class A	154	886
Comcast Corp. Class A	1,884	116,469
Discovery Communications, Inc.:
Class A (a)	98	2,559
Class C (non-vtg.) (a)	187	4,696
DISH Network Corp. Class A (a)	531	31,095
John Wiley & Sons, Inc. Class A	435	22,446
Liberty Broadband Corp.:
Class A (a)	235	15,263
Class C (a)	1,092	72,782
Liberty Media Corp.:
Liberty SiriusXM Class A (a)	983	32,704
Liberty SiriusXM Class C (a)	1,873	62,165
Lions Gate Entertainment Corp.	310	6,312
Live Nation Entertainment, Inc. (a)	554	15,329
News Corp.:
Class A	3,917	47,474
Class B	1,496	18,550
Regal Entertainment Group Class A	572	12,304
Tegna, Inc.	2,206	43,282
The Madison Square Garden Co. (a)	189	31,278
Time Warner, Inc.	2,809	249,973
Tribune Media Co. Class A	775	25,265
Twenty-First Century Fox, Inc.:
Class A	2,561	67,277
Class B	1,156	30,507
Viacom, Inc.:
Class A	44	1,861
Class B (non-vtg.)	363	13,634
		924,111
Multiline Retail - 0.6%
Dillard's, Inc. Class A	187	11,463
JC Penney Corp., Inc. (a)	3,262	28,021
Kohl's Corp.	1,933	84,569
Macy's, Inc.	3,181	116,075
Target Corp.	5,476	376,365
		616,493
Specialty Retail - 0.6%
AutoNation, Inc. (a)	387	16,978
Bed Bath & Beyond, Inc.	1,435	58,003
Best Buy Co., Inc.	2,849	110,855
Burlington Stores, Inc. (a)	322	24,131
Cabela's, Inc. Class A (a)	456	28,094
CST Brands, Inc.	777	37,312
Dick's Sporting Goods, Inc.	188	10,462
Foot Locker, Inc.	139	9,281
GameStop Corp. Class A	1,093	26,287
Gap, Inc.	2,150	59,319
L Brands, Inc.	2,057	148,495
Michaels Companies, Inc. (a)	200	4,650
Murphy U.S.A., Inc. (a)	149	10,248
Penske Automotive Group, Inc.	377	16,871
Signet Jewelers Ltd.	63	5,119
Staples, Inc.	6,672	49,373
Tiffany & Co., Inc.	1,133	83,185
Urban Outfitters, Inc. (a)	201	6,723
		705,386
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	2,337	83,875
PVH Corp.	853	91,254
Ralph Lauren Corp.	557	54,642
		229,771

TOTAL CONSUMER DISCRETIONARY		4,940,589

CONSUMER STAPLES - 8.9%
Beverages - 0.8%
Brown-Forman Corp.:
Class A	27	1,310
Class B (non-vtg.)	107	4,940
Molson Coors Brewing Co. Class B	1,789	185,716
PepsiCo, Inc.	1,950	209,040
The Coca-Cola Co.	10,184	431,802
		832,808
Food & Staples Retailing - 1.7%
CVS Health Corp.	652	54,833
Manitowoc Foodservice, Inc. (a)	709	10,713
Wal-Mart Stores, Inc.	15,715	1,100,364
Walgreens Boots Alliance, Inc.	7,094	586,887
Whole Foods Market, Inc.	2,738	77,458
		1,830,255
Food Products - 2.0%
Archer Daniels Midland Co.	5,945	259,024
Bunge Ltd.	1,468	91,031
ConAgra Foods, Inc.	949	45,723
Flowers Foods, Inc.	133	2,064
Hormel Foods Corp.	336	12,936
Ingredion, Inc.	216	28,333
Kellogg Co.	189	14,200
Mead Johnson Nutrition Co. Class A	1,245	93,089
Mondelez International, Inc.	15,523	697,604
Pilgrim's Pride Corp.	510	11,138
Pinnacle Foods, Inc.	1,201	61,755
Post Holdings, Inc. (a)	280	21,344
The Hain Celestial Group, Inc. (a)	259	9,420
The J.M. Smucker Co.	1,209	158,754
The Kraft Heinz Co.	5,400	480,330
TreeHouse Foods, Inc. (a)	414	36,217
Tyson Foods, Inc. Class A	1,602	113,502
		2,136,464
Household Products - 2.8%
Clorox Co.	207	24,844
Colgate-Palmolive Co.	7,442	531,061
Energizer Holdings, Inc.	440	20,464
Kimberly-Clark Corp.	556	63,612
Procter & Gamble Co.	26,601	2,308,967
		2,948,948
Personal Products - 0.1%
Coty, Inc. Class A	4,444	102,168
Edgewell Personal Care Co. (a)	597	45,014
Nu Skin Enterprises, Inc. Class A	410	25,277
		172,459
Tobacco - 1.5%
Philip Morris International, Inc.	14,386	1,387,386
Reynolds American, Inc.	3,296	181,544
		1,568,930

TOTAL CONSUMER STAPLES		9,489,864

ENERGY - 13.3%
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	4,555	252,347
Diamond Offshore Drilling, Inc.	632	10,422
Dril-Quip, Inc. (a)	371	17,623
Ensco PLC Class A	3,214	25,133
FMC Technologies, Inc. (a)	2,366	76,351
Frank's International NV	328	3,690
Halliburton Co.	8,873	408,158
Helmerich & Payne, Inc.	990	62,479
Nabors Industries Ltd.	2,789	33,189
National Oilwell Varco, Inc.	3,911	125,543
Noble Corp.	2,373	11,723
Oceaneering International, Inc.	1,058	25,180
Patterson-UTI Energy, Inc.	1,525	34,282
Rowan Companies PLC	1,318	17,490
RPC, Inc.	592	10,224
Schlumberger Ltd.	14,472	1,132,145
Superior Energy Services, Inc.	1,598	22,628
Transocean Ltd. (United States) (a)	3,495	33,587
Weatherford International Ltd. (a)	9,318	44,913
		2,347,107
Oil, Gas & Consumable Fuels - 11.1%
Anadarko Petroleum Corp.	5,815	345,644
Antero Resources Corp. (a)	1,856	49,128
Apache Corp.	1,214	72,209
Cabot Oil & Gas Corp.	1,441	30,088
Cheniere Energy, Inc. (a)	2,067	77,926
Chesapeake Energy Corp. (a)	5,757	31,721
Chevron Corp.	19,560	2,048,910
Cimarex Energy Co.	820	105,887
Concho Resources, Inc. (a)	1,458	185,079
ConocoPhillips Co.	12,897	560,375
CONSOL Energy, Inc.	2,335	39,578
Continental Resources, Inc. (a)	495	24,210
Devon Energy Corp.	4,912	186,116
Diamondback Energy, Inc. (a)	606	55,322
Energen Corp.	1,025	51,383
EOG Resources, Inc.	5,075	458,882
EQT Corp.	1,784	117,744
Exxon Mobil Corp.	43,348	3,611,734
Gulfport Energy Corp. (a)	1,304	31,439
Hess Corp.	2,921	140,120
HollyFrontier Corp.	1,674	41,766
Kinder Morgan, Inc.	19,987	408,334
Kosmos Energy Ltd. (a)	1,585	8,258
Laredo Petroleum, Inc. (a)	1,480	17,642
Marathon Oil Corp.	8,782	115,747
Marathon Petroleum Corp.	5,444	237,304
Murphy Oil Corp.	1,682	43,513
Newfield Exploration Co. (a)	1,526	61,940
Noble Energy, Inc.	4,413	152,116
Occidental Petroleum Corp.	7,926	577,885
Parsley Energy, Inc. Class A (a)	1,523	50,107
PBF Energy, Inc. Class A	1,012	22,062
Phillips 66 Co.	4,681	379,863
Pioneer Natural Resources Co.	1,688	302,186
QEP Resources, Inc.	2,474	39,757
Range Resources Corp.	2,113	71,398
Rice Energy, Inc. (a)	1,597	35,278
SM Energy Co.	866	29,124
Spectra Energy Corp.	6,141	256,755
Targa Resources Corp.	1,610	70,679
Tesoro Corp.	1,231	104,598
The Williams Companies, Inc.	5,959	174,003
Valero Energy Corp.	4,876	288,854
Whiting Petroleum Corp. (a)	2,085	17,180
World Fuel Services Corp.	726	29,222
WPX Energy, Inc. (a)	3,438	37,337
		11,796,403

TOTAL ENERGY		14,143,510

FINANCIALS - 24.4%
Banks - 10.9%
Associated Banc-Corp.	1,645	33,394
Bank of America Corp.	106,709	1,760,699
Bank of Hawaii Corp.	442	33,216
BankUnited, Inc.	1,119	32,608
BB&T Corp.	8,445	331,044
BOK Financial Corp.	250	17,755
CIT Group, Inc.	2,022	73,459
Citigroup, Inc.	30,470	1,497,601
Citizens Financial Group, Inc.	3,246	85,500
Comerica, Inc.	1,814	94,491
Commerce Bancshares, Inc.	842	41,948
Cullen/Frost Bankers, Inc.	576	43,770
East West Bancorp, Inc.	1,515	59,858
Fifth Third Bancorp	7,907	172,056
First Hawaiian, Inc.	202	5,511
First Horizon National Corp.	2,636	40,621
First Republic Bank	296	22,031
Huntington Bancshares, Inc.	11,249	119,239
JPMorgan Chase & Co.	37,838	2,620,660
KeyCorp	11,114	156,930
M&T Bank Corp.	1,549	190,109
PacWest Bancorp	1,188	51,547
Peoples United Financial, Inc.	3,173	51,530
PNC Financial Services Group, Inc.	5,184	495,590
Popular, Inc.	1,065	38,660
Regions Financial Corp.	13,021	139,455
Signature Bank (a)	212	25,559
SunTrust Banks, Inc.	5,216	235,920
SVB Financial Group (a)	132	16,140
Synovus Financial Corp.	1,452	48,018
TCF Financial Corp.	1,525	21,808
U.S. Bancorp	16,840	753,758
Wells Fargo & Co.	47,499	2,185,429
Western Alliance Bancorp. (a)	397	14,832
Zions Bancorporation	2,068	66,610
		11,577,356
Capital Markets - 3.8%
Affiliated Managers Group, Inc. (a)	72	9,552
Ameriprise Financial, Inc.	1,136	100,411
Bank of New York Mellon Corp.	10,869	470,302
BlackRock, Inc. Class A	1,299	443,271
Charles Schwab Corp.	2,476	78,489
CME Group, Inc.	3,511	351,451
E*TRADE Financial Corp. (a)	2,850	80,256
Franklin Resources, Inc.	3,750	126,225
Goldman Sachs Group, Inc.	4,009	714,564
Interactive Brokers Group, Inc.	551	18,288
IntercontinentalExchange, Inc.	634	171,427
Invesco Ltd.	3,547	99,635
Lazard Ltd. Class A	1,165	42,476
Legg Mason, Inc.	1,189	34,148
LPL Financial	754	23,344
Moody's Corp.	175	17,591
Morgan Stanley	14,854	498,649
Northern Trust Corp.	2,137	154,762
Raymond James Financial, Inc.	1,308	78,637
State Street Corp.	4,094	287,440
T. Rowe Price Group, Inc.	590	37,766
TD Ameritrade Holding Corp.	272	9,305
The NASDAQ OMX Group, Inc.	1,151	73,629
Thomson Reuters Corp.	3,074	121,145
		4,042,763
Consumer Finance - 1.4%
Ally Financial, Inc.	4,636	83,773
American Express Co.	8,309	551,884
Capital One Financial Corp.	5,333	394,855
Discover Financial Services	2,824	159,076
Navient Corp.	3,327	42,519
OneMain Holdings, Inc. (a)	520	14,737
Santander Consumer U.S.A. Holdings, Inc. (a)	1,036	12,639
SLM Corp. (a)	4,583	32,310
Synchrony Financial	8,643	247,103
		1,538,896
Diversified Financial Services - 2.8%
Berkshire Hathaway, Inc. Class B (a)	19,659	2,836,794
Donnelley Financial Solutions, Inc. (a)	89	1,912
Leucadia National Corp.	3,354	62,619
Voya Financial, Inc.	2,130	65,072
		2,966,397
Insurance - 5.1%
AFLAC, Inc.	4,162	286,637
Alleghany Corp. (a)	152	78,464
Allied World Assurance Co. Holdings AG	899	38,639
Allstate Corp.	3,860	262,094
American Financial Group, Inc.	760	56,620
American International Group, Inc.	11,506	709,920
American National Insurance Co.	80	9,373
AmTrust Financial Services, Inc.	804	21,218
Arch Capital Group Ltd. (a)	1,181	92,083
Arthur J. Gallagher & Co.	540	26,044
Aspen Insurance Holdings Ltd.	644	31,073
Assurant, Inc.	636	51,211
Assured Guaranty Ltd.	1,389	41,517
Axis Capital Holdings Ltd.	921	52,469
Brown & Brown, Inc.	1,143	42,131
Chubb Ltd.	4,792	608,584
Cincinnati Financial Corp.	1,550	109,709
CNA Financial Corp.	283	10,349
Endurance Specialty Holdings Ltd.	660	60,687
Erie Indemnity Co. Class A	60	6,143
Everest Re Group Ltd.	431	87,717
First American Financial Corp.	1,138	44,450
FNF Group	2,701	96,993
Hanover Insurance Group, Inc.	485	36,952
Hartford Financial Services Group, Inc.	4,064	179,263
Lincoln National Corp.	1,918	94,155
Loews Corp.	2,867	123,367
Markel Corp. (a)	141	123,718
Mercury General Corp.	267	14,543
MetLife, Inc.	9,656	453,446
Old Republic International Corp.	2,661	44,864
Principal Financial Group, Inc.	2,765	150,969
ProAssurance Corp.	515	27,450
Progressive Corp.	5,462	172,108
Prudential Financial, Inc.	4,594	389,525
Reinsurance Group of America, Inc.	651	70,217
RenaissanceRe Holdings Ltd.	437	54,315
The Travelers Companies, Inc.	3,031	327,894
Torchmark Corp.	1,210	76,726
Unum Group	2,537	89,810
Validus Holdings Ltd.	796	40,676
W.R. Berkley Corp.	1,012	57,785
White Mountains Insurance Group Ltd.	49	40,656
XL Group Ltd.	1,908	66,208
		5,458,772
Mortgage Real Estate Investment Trusts - 0.3%
Agnc Investment Corp.	3,397	68,144
Annaly Capital Management, Inc.	10,556	109,360
Chimera Investment Corp.	1,829	28,660
MFA Financial, Inc.	3,613	26,411
Starwood Property Trust, Inc.	2,478	55,111
Two Harbors Investment Corp.	3,699	30,813
		318,499
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	4,851	69,660
TFS Financial Corp.	533	9,498
		79,158

TOTAL FINANCIALS		25,981,841

HEALTH CARE - 11.1%
Biotechnology - 0.1%
Alnylam Pharmaceuticals, Inc. (a)	92	3,275
Juno Therapeutics, Inc. (a)	57	1,385
Opko Health, Inc. (a)	254	2,393
United Therapeutics Corp. (a)	332	39,863
		46,916
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	15,282	599,666
Alere, Inc. (a)	730	32,616
Baxter International, Inc.	4,582	218,057
Danaher Corp.	4,634	364,001
Dentsply Sirona, Inc.	2,393	137,765
Hill-Rom Holdings, Inc.	39	2,161
Medtronic PLC	14,585	1,196,262
St. Jude Medical, Inc.	878	68,344
Teleflex, Inc.	365	52,242
The Cooper Companies, Inc.	104	18,308
Zimmer Biomet Holdings, Inc.	903	95,176
		2,784,598
Health Care Providers & Services - 1.3%
Acadia Healthcare Co., Inc. (a)	469	16,865
Aetna, Inc.	2,357	253,024
AmSurg Corp. (a)	232	13,862
Anthem, Inc.	1,981	241,405
Brookdale Senior Living, Inc. (a)	1,980	28,571
Cardinal Health, Inc.	237	16,280
Centene Corp. (a)	468	29,241
Cigna Corp.	1,750	207,953
DaVita HealthCare Partners, Inc. (a)	1,070	62,723
Envision Healthcare Holdings, Inc. (a)	285	5,637
Express Scripts Holding Co. (a)	789	53,179
HCA Holdings, Inc. (a)	1,043	79,821
Humana, Inc.	90	15,438
Laboratory Corp. of America Holdings (a)	595	74,577
LifePoint Hospitals, Inc. (a)	395	23,641
MEDNAX, Inc. (a)	267	16,354
Premier, Inc. (a)	333	10,603
Quest Diagnostics, Inc.	1,487	121,101
Universal Health Services, Inc. Class B	655	79,065
Wellcare Health Plans, Inc. (a)	33	3,746
		1,353,086
Health Care Technology - 0.0%
Allscripts Healthcare Solutions, Inc. (a)	1,835	22,038
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	2,508	109,274
Bio-Rad Laboratories, Inc. Class A (a)	219	34,620
PerkinElmer, Inc.	884	44,987
QIAGEN NV (a)	2,351	57,317
Quintiles Transnational Holdings, Inc. (a)	279	20,015
Thermo Fisher Scientific, Inc.	2,217	325,966
VWR Corp. (a)	719	19,780
		611,959
Pharmaceuticals - 6.5%
Allergan PLC (a)	1,680	351,019
Endo International PLC (a)	2,114	39,638
Johnson & Johnson	23,616	2,739,220
Mallinckrodt PLC (a)	1,137	67,379
Merck & Co., Inc.	28,793	1,690,725
Mylan N.V. (a)	3,227	117,786
Patheon NV	142	3,605
Perrigo Co. PLC	1,426	118,629
Pfizer, Inc.	58,094	1,842,161
		6,970,162

TOTAL HEALTH CARE		11,788,759

INDUSTRIALS - 9.6%
Aerospace & Defense - 1.5%
General Dynamics Corp.	1,469	221,437
Huntington Ingalls Industries, Inc.	75	12,102
L-3 Communications Holdings, Inc.	797	109,141
Orbital ATK, Inc.	603	44,839
Raytheon Co.	1,905	260,242
Spirit AeroSystems Holdings, Inc. Class A	677	34,094
Textron, Inc.	1,930	77,354
United Technologies Corp.	8,065	824,243
		1,583,452
Air Freight & Logistics - 0.0%
Expeditors International of Washington, Inc.	525	27,022
Airlines - 0.6%
Alaska Air Group, Inc.	207	14,950
American Airlines Group, Inc.	5,465	221,879
Copa Holdings SA Class A	324	29,883
Delta Air Lines, Inc.	1,750	73,098
JetBlue Airways Corp. (a)	3,064	53,559
Spirit Airlines, Inc. (a)	773	37,050
United Continental Holdings, Inc. (a)	3,493	196,411
		626,830
Building Products - 0.4%
Armstrong World Industries, Inc. (a)	453	16,988
Lennox International, Inc.	27	3,939
Masco Corp.	1,279	39,496
Owens Corning	1,151	56,146
Tyco International Ltd.	7,479	301,553
USG Corp. (a)	853	21,479
		439,601
Commercial Services & Supplies - 0.2%
Clean Harbors, Inc. (a)	472	22,335
LSC Communications, Inc.	89	2,157
R.R. Donnelley & Sons Co.	238	4,230
Republic Services, Inc.	2,452	129,049
Stericycle, Inc. (a)	42	3,364
Waste Management, Inc.	785	51,543
		212,678
Construction & Engineering - 0.3%
AECOM (a)	1,700	47,345
Chicago Bridge & Iron Co. NV	1,113	35,638
Fluor Corp.	1,426	74,138
Jacobs Engineering Group, Inc. (a)	1,235	63,701
KBR, Inc.	1,463	21,667
Quanta Services, Inc. (a)	1,029	29,584
Valmont Industries, Inc.	41	5,246
		277,319
Electrical Equipment - 0.8%
AMETEK, Inc.	1,961	86,480
Eaton Corp. PLC	4,720	300,994
Emerson Electric Co.	5,543	280,919
Fortive Corp.	2,307	117,772
Hubbell, Inc. Class B	192	20,068
Regal Beloit Corp.	480	28,368
Rockwell Automation, Inc.	286	34,240
SolarCity Corp. (a)	678	13,289
		882,130
Industrial Conglomerates - 2.3%
Carlisle Companies, Inc.	474	49,699
General Electric Co.	77,138	2,244,716
ITT, Inc.	951	33,494
Roper Technologies, Inc.	507	87,868
		2,415,777
Machinery - 2.0%
AGCO Corp.	731	37,339
Allison Transmission Holdings, Inc.	1,584	46,395
Caterpillar, Inc.	5,788	483,066
Colfax Corp. (a)	1,003	31,885
Crane Co.	508	34,549
Cummins, Inc.	1,627	207,963
Deere & Co.	2,458	217,041
Donaldson Co., Inc.	91	3,323
Dover Corp.	1,601	107,091
Flowserve Corp.	497	21,048
IDEX Corp.	126	10,891
Ingersoll-Rand PLC	1,329	89,428
Lincoln Electric Holdings, Inc.	234	15,404
Oshkosh Corp.	734	39,269
PACCAR, Inc.	3,217	176,678
Parker Hannifin Corp.	1,388	170,377
Pentair PLC	1,726	95,154
Snap-On, Inc.	157	24,194
Stanley Black & Decker, Inc.	1,352	153,912
Terex Corp.	1,083	25,862
Timken Co.	839	27,729
Trinity Industries, Inc.	1,561	33,327
Xylem, Inc.	900	43,497
		2,095,422
Marine - 0.0%
Kirby Corp. (a)	556	32,776
Professional Services - 0.1%
Dun & Bradstreet Corp.	230	28,716
Manpower, Inc.	734	56,371
Nielsen Holdings PLC	794	35,746
		120,833
Road & Rail - 1.3%
AMERCO	23	7,415
CSX Corp.	9,861	300,859
Genesee & Wyoming, Inc. Class A (a)	596	40,492
Kansas City Southern	1,111	97,501
Norfolk Southern Corp.	3,068	285,324
Old Dominion Freight Lines, Inc. (a)	251	18,745
Ryder System, Inc.	593	41,148
Union Pacific Corp.	7,382	650,945
		1,442,429
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A	478	14,464
Herc Holdings, Inc. (a)	179	5,386
MSC Industrial Direct Co., Inc. Class A	272	19,802
United Rentals, Inc. (a)	131	9,911
WESCO International, Inc. (a)	495	26,829
		76,392
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	767	62,748

TOTAL INDUSTRIALS		10,295,409

INFORMATION TECHNOLOGY - 9.9%
Communications Equipment - 1.9%
Arris International PLC (a)	1,502	41,726
Brocade Communications Systems, Inc.	4,033	42,750
Cisco Systems, Inc.	52,286	1,604,134
EchoStar Holding Corp. Class A (a)	473	22,108
Harris Corp.	1,280	114,189
Juniper Networks, Inc.	3,903	102,805
Motorola Solutions, Inc.	1,620	117,580
		2,045,292
Electronic Equipment & Components - 0.7%
Arrow Electronics, Inc. (a)	937	57,269
Avnet, Inc.	1,299	54,493
Corning, Inc.	11,152	253,262
Dell Technologies, Inc. (a)	1,999	98,131
Dolby Laboratories, Inc. Class A	497	23,652
Fitbit, Inc. (a)	215	2,851
FLIR Systems, Inc.	1,463	48,162
Ingram Micro, Inc. Class A	1,502	55,874
IPG Photonics Corp. (a)	52	5,045
Jabil Circuit, Inc.	1,987	42,403
Keysight Technologies, Inc. (a)	1,766	57,925
National Instruments Corp.	203	5,702
Trimble, Inc. (a)	518	14,318
Zebra Technologies Corp. Class A (a)	88	5,794
		724,881
Internet Software & Services - 0.4%
Akamai Technologies, Inc. (a)	189	13,130
CommerceHub, Inc.:
Series A, (a)	102	1,532
Series C, (a)	212	3,191
IAC/InterActiveCorp	150	9,666
Pandora Media, Inc. (a)	286	3,240
Twilio, Inc. Class A	23	785
Twitter, Inc. (a)	729	13,086
Yahoo!, Inc. (a)	9,039	375,570
Yelp, Inc. (a)	144	4,703
Zillow Group, Inc.:
Class A (a)	229	7,564
Class C (a)	300	10,008
		442,475
IT Services - 0.8%
Amdocs Ltd.	1,540	90,013
Booz Allen Hamilton Holding Corp. Class A	62	1,889
Computer Sciences Corp.	1,436	78,190
CoreLogic, Inc. (a)	356	15,151
Fidelity National Information Services, Inc.	1,452	107,332
IBM Corp.	2,858	439,246
Leidos Holdings, Inc.	698	29,016
Xerox Corp.	10,723	104,764
		865,601
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	3,230	207,043
Applied Materials, Inc.	3,228	93,870
Cree, Inc. (a)	618	13,781
Cypress Semiconductor Corp.	3,251	32,412
First Solar, Inc. (a)	761	30,813
Intel Corp.	44,664	1,557,434
Lam Research Corp.	345	33,417
Linear Technology Corp.	1,287	77,297
Marvell Technology Group Ltd.	4,134	53,866
Micron Technology, Inc. (a)	10,691	183,458
ON Semiconductor Corp. (a)	3,964	46,260
Qorvo, Inc. (a)	1,197	66,613
Qualcomm, Inc.	12,094	831,100
Skyworks Solutions, Inc.	153	11,772
SunPower Corp. (a)	535	3,873
Teradyne, Inc.	2,229	51,913
Versum Materials, Inc. (a)	117	2,656
Xilinx, Inc.	1,833	93,245
		3,390,823
Software - 1.5%
ANSYS, Inc. (a)	685	62,575
Autodesk, Inc. (a)	413	29,852
CA Technologies, Inc.	3,054	93,880
FireEye, Inc. (a)	1,139	13,235
Nuance Communications, Inc. (a)	576	8,076
Oracle Corp.	27,710	1,064,618
Parametric Technology Corp. (a)	690	32,734
SS&C Technologies Holdings, Inc.	125	3,991
Symantec Corp.	5,414	135,512
Synopsys, Inc. (a)	1,398	82,915
VMware, Inc. Class A (a)	573	45,038
Zynga, Inc. (a)	7,468	20,985
		1,593,411
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	4,782	542,948
Hewlett Packard Enterprise Co.	17,960	403,561
HP, Inc.	18,082	262,008
Lexmark International, Inc. Class A	644	25,560
NetApp, Inc.	3,005	101,990
Western Digital Corp.	2,916	170,411
		1,506,478

TOTAL INFORMATION TECHNOLOGY		10,568,961

MATERIALS - 2.9%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	270	36,023
Albemarle Corp. U.S.	1,160	96,918
Ashland Global Holdings, Inc.	635	70,949
Cabot Corp.	648	33,787
Celanese Corp. Class A	1,390	101,359
CF Industries Holdings, Inc.	2,435	58,464
Eastman Chemical Co.	1,539	110,669
FMC Corp.	255	11,957
Huntsman Corp.	2,099	35,578
LyondellBasell Industries NV Class A	2,007	159,657
Monsanto Co.	1,582	159,418
NewMarket Corp.	5	2,005
Platform Specialty Products Corp. (a)	1,910	13,924
Praxair, Inc.	352	41,205
The Dow Chemical Co.	11,644	626,564
The Mosaic Co.	3,613	85,014
The Scotts Miracle-Gro Co. Class A	33	2,907
W.R. Grace & Co.	349	23,369
Westlake Chemical Corp.	372	19,266
		1,689,033
Construction Materials - 0.0%
Martin Marietta Materials, Inc.	62	11,494
Vulcan Materials Co.	94	10,641
		22,135
Containers & Packaging - 0.5%
Aptargroup, Inc.	488	34,863
Avery Dennison Corp.	46	3,210
Bemis Co., Inc.	828	40,340
Graphic Packaging Holding Co.	930	11,625
International Paper Co.	4,242	191,017
Sonoco Products Co.	1,042	52,402
WestRock Co.	2,585	119,401
		452,858
Metals & Mining - 0.8%
Arconic, Inc.	4,529	130,073
Compass Minerals International, Inc.	342	24,573
Freeport-McMoRan, Inc.	10,729	119,950
Newmont Mining Corp.	5,548	205,498
Nucor Corp.	3,290	160,717
Reliance Steel & Aluminum Co.	716	49,246
Royal Gold, Inc.	637	43,838
Southern Copper Corp.	455	12,917
Steel Dynamics, Inc.	2,072	56,897
Tahoe Resources, Inc.	3,120	37,404
United States Steel Corp.	1,599	30,925
		872,038
Paper & Forest Products - 0.0%
Domtar Corp.	640	23,008

TOTAL MATERIALS		3,059,072

REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 4.7%
Alexandria Real Estate Equities, Inc.	727	78,378
American Campus Communities, Inc.	1,394	72,641
American Homes 4 Rent Class A	1,727	36,457
Apartment Investment & Management Co. Class A	1,632	71,922
Apple Hospitality (REIT), Inc.	1,704	30,723
AvalonBay Communities, Inc.	1,423	243,589
Boston Properties, Inc.	1,303	156,985
Brandywine Realty Trust (SBI)	1,683	26,087
Brixmor Property Group, Inc.	2,015	51,221
Camden Property Trust (SBI)	890	72,482
Care Capital Properties, Inc.	741	19,688
Columbia Property Trust, Inc.	1,208	25,465
Communications Sales & Leasing, Inc.	1,270	36,106
Corporate Office Properties Trust (SBI)	922	24,608
Corrections Corp. of America	1,205	17,412
Crown Castle International Corp.	391	35,577
CubeSmart	556	14,495
CyrusOne, Inc.	80	3,569
DCT Industrial Trust, Inc.	879	41,093
DDR Corp.	3,281	50,166
Digital Realty Trust, Inc.	458	42,791
Douglas Emmett, Inc.	1,518	55,407
Duke Realty LP	3,555	92,963
Empire State Realty Trust, Inc.	504	9,863
EPR Properties	618	44,941
Equity Commonwealth (a)	1,263	38,155
Equity One, Inc.	999	28,472
Equity Residential (SBI)	3,677	227,055
Essex Property Trust, Inc.	389	83,281
Forest City Realty Trust, Inc.	2,458	53,068
General Growth Properties, Inc.	5,945	148,328
HCP, Inc.	4,831	165,462
Healthcare Trust of America, Inc.	378	11,567
Highwoods Properties, Inc. (SBI)	931	46,206
Hospitality Properties Trust (SBI)	1,673	45,773
Host Hotels & Resorts, Inc.	7,583	117,385
Kilroy Realty Corp.	948	68,095
Kimco Realty Corp.	4,192	111,549
Liberty Property Trust (SBI)	1,548	62,586
Life Storage, Inc.	154	12,420
Mid-America Apartment Communities, Inc.	784	72,716
National Retail Properties, Inc.	1,510	68,886
NorthStar Realty Finance Corp.	1,840	26,717
Omega Healthcare Investors, Inc.	1,208	38,451
Outfront Media, Inc.	1,231	26,479
Paramount Group, Inc.	2,090	32,500
Piedmont Office Realty Trust, Inc. Class A	1,413	28,938
Post Properties, Inc.	554	36,448
Prologis, Inc.	5,410	282,186
Rayonier, Inc.	1,197	32,104
Realty Income Corp.	2,691	159,415
Regency Centers Corp.	907	65,367
Retail Properties America, Inc.	2,514	39,143
Senior Housing Properties Trust (SBI)	2,193	46,645
Simon Property Group, Inc.	295	54,858
SL Green Realty Corp.	1,009	99,104
Spirit Realty Capital, Inc.	5,056	60,217
Store Capital Corp.	1,580	43,118
Sun Communities, Inc.	665	51,158
Tanger Factory Outlet Centers, Inc.	83	2,888
Taubman Centers, Inc.	288	20,868
The Macerich Co.	1,482	104,896
UDR, Inc.	2,731	95,503
Ventas, Inc.	2,408	163,142
VEREIT, Inc.	9,981	93,821
Vornado Realty Trust	1,761	163,386
Weingarten Realty Investors (SBI)	1,136	41,135
Welltower, Inc.	3,711	254,315
Weyerhaeuser Co.	7,644	228,785
WP Carey, Inc.	1,174	71,309
		5,078,529
Real Estate Management & Development - 0.1%
Howard Hughes Corp. (a)	399	43,822
Jones Lang LaSalle, Inc.	454	43,970
Realogy Holdings Corp.	1,460	33,419
		121,211

TOTAL REAL ESTATE		5,199,740

TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.	64,023	2,355,406
CenturyLink, Inc.	5,573	148,130
Frontier Communications Corp.	11,818	47,508
Level 3 Communications, Inc. (a)	3,017	169,405
SBA Communications Corp. Class A (a)	491	55,620
Verizon Communications, Inc.	21,184	1,018,950
		3,795,019
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)	7,873	48,498
T-Mobile U.S., Inc. (a)	1,140	56,692
Telephone & Data Systems, Inc.	992	25,633
U.S. Cellular Corp. (a)	126	4,416
		135,239

TOTAL TELECOMMUNICATION SERVICES		3,930,258

UTILITIES - 6.6%
Electric Utilities - 4.0%
Alliant Energy Corp.	2,320	88,276
American Electric Power Co., Inc.	5,115	331,657
Duke Energy Corp.	7,147	571,903
Edison International	3,268	240,133
Entergy Corp.	1,890	139,255
Eversource Energy	3,283	180,762
Exelon Corp.	9,218	314,057
FirstEnergy Corp.	4,404	151,013
Great Plains Energy, Inc.	2,231	63,450
Hawaiian Electric Industries, Inc.	1,086	32,037
NextEra Energy, Inc.	4,786	612,608
OGE Energy Corp.	2,040	63,322
PG&E Corp.	5,148	319,794
Pinnacle West Capital Corp.	1,221	92,955
PPL Corp.	6,999	240,346
Southern Co.	9,730	501,776
Westar Energy, Inc.	1,461	83,745
Xcel Energy, Inc.	5,332	221,545
		4,248,634
Gas Utilities - 0.2%
Atmos Energy Corp.	1,057	78,630
National Fuel Gas Co.	770	40,333
UGI Corp.	1,784	82,581
		201,544
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp. (a)	3,691	43,923
NRG Energy, Inc.	3,174	33,740
The AES Corp.	6,910	81,331
		158,994
Multi-Utilities - 2.1%
Ameren Corp.	2,510	125,375
Avangrid, Inc.	547	21,557
CenterPoint Energy, Inc.	4,482	102,190
CMS Energy Corp.	2,934	123,668
Consolidated Edison, Inc.	3,176	239,947
Dominion Resources, Inc.	5,986	450,147
DTE Energy Co.	1,850	177,619
MDU Resources Group, Inc.	1,953	51,188
NiSource, Inc.	3,289	76,502
Public Service Enterprise Group, Inc.	5,209	219,195
SCANA Corp.	1,321	96,909
Sempra Energy	2,601	278,567
Vectren Corp.	866	43,568
WEC Energy Group, Inc.	3,338	199,345
		2,205,777
Water Utilities - 0.2%
American Water Works Co., Inc.	1,834	135,789
Aqua America, Inc.	1,939	59,527
		195,316

TOTAL UTILITIES		7,010,265

TOTAL COMMON STOCKS
(Cost $107,751,973)		106,408,268

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 0.41% (b)
(Cost $728,917)	728,835	729,054
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $108,480,890)		107,137,322
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(573,310)
NET ASSETS - 100%		$106,564,012

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2016	106,005	$(9)

The face value of futures purchased as a percentage of Net Assets is 0.1%

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,138
Total	$3,138

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(9)
Total Equity Risk	0	(9)
Total Value of Derivatives	$0	$(9)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $107,751,973)	$106,408,268
Fidelity Central Funds (cost $728,917)	729,054
Total Investments (cost $108,480,890)		$107,137,322
Segregated cash with brokers for derivative instruments		18,000
Cash		740
Receivable for fund shares sold		204,977
Dividends receivable		100,771
Distributions receivable from Fidelity Central Funds		2,253
Total assets		107,464,063
Liabilities
Payable for investments purchased	$484,787
Payable for fund shares redeemed	409,209
Accrued management fee	4,065
Payable for daily variation margin for derivative instruments	781
Other affiliated payables	1,209
Total liabilities		900,051
Net Assets		$106,564,012
Net Assets consist of:
Paid in capital		$107,658,085
Undistributed net investment income		269,584
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(20,080)
Net unrealized appreciation (depreciation) on investments		(1,343,577)
Net Assets		$106,564,012
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,033,686 ÷ 101,804 shares)		$10.15
Premium Class:
Net Asset Value, offering price and redemption price per share ($36,353,393 ÷ 3,578,307 shares)		$10.16
Institutional Class:
Net Asset Value, offering price and redemption price per share ($68,465,830 ÷ 6,738,351 shares)		$10.16
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($711,103 ÷ 69,991 shares)		$10.16

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 7, 2016 (commencement of operations) to October 31, 2016 (Unaudited)
Investment Income
Dividends		$275,120
Interest		39
Income from Fidelity Central Funds		3,138
Total income		278,297
Expenses
Management fee	$6,236
Transfer agent fees	2,461
Independent trustees' fees and expenses	19
Total expenses before reductions	8,716
Expense reductions	(3)	8,713
Net investment income (loss)		269,584
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(13,095)
Fidelity Central Funds	(2,690)
Foreign currency transactions	(1,792)
Futures contracts	(2,503)
Total net realized gain (loss)		(20,080)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,343,568)
Futures contracts	(9)
Total change in net unrealized appreciation (depreciation)		(1,343,577)
Net gain (loss)		(1,363,657)
Net increase (decrease) in net assets resulting from operations		$(1,094,073)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 7, 2016 (commencement of operations) to October 31, 2016 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$269,584
Net realized gain (loss)	(20,080)
Change in net unrealized appreciation (depreciation)	(1,343,577)
Net increase (decrease) in net assets resulting from operations	(1,094,073)
Share transactions - net increase (decrease)	107,658,085
Total increase (decrease) in net assets	106,564,012
Net Assets
Beginning of period	–
End of period	$106,564,012
Other Information
Undistributed net investment income end of period	$269,584

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Large Cap Value Index Fund Investor Class

Six months ended (Unaudited) October 31,
Years ended October 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.08
Net realized and unrealized gain (loss)	.07C
Total from investment operations	.15
Net asset value, end of period	$10.15
Total ReturnD,E	1.50%
Ratios to Average Net AssetsF,G
Expenses before reductions	.21%H
Expenses net of fee waivers, if any	.21%H
Expenses net of all reductions	.21%H
Net investment income (loss)	2.03%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,034
Portfolio turnover rateI	2%J

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Large Cap Value Index Fund Premium Class

Six months ended (Unaudited) October 31,
Years ended October 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.09
Net realized and unrealized gain (loss)	.07C
Total from investment operations	.16
Net asset value, end of period	$10.16
Total ReturnD,E	1.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	.07%H
Expenses net of fee waivers, if any	.07%H
Expenses net of all reductions	.07%H
Net investment income (loss)	2.18%H
Supplemental Data
Net assets, end of period (000 omitted)	$36,353
Portfolio turnover rateI	2%J

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Large Cap Value Index Fund Institutional Class

Six months ended (Unaudited) October 31,
Years ended October 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.09
Net realized and unrealized gain (loss)	.07C
Total from investment operations	.16
Net asset value, end of period	$10.16
Total ReturnD,E	1.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	.06%H
Expenses net of fee waivers, if any	.06%H
Expenses net of all reductions	.06%H
Net investment income (loss)	2.19%H
Supplemental Data
Net assets, end of period (000 omitted)	$68,466
Portfolio turnover rateI	2%J

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Large Cap Value Index Fund Institutional Premium Class

Six months ended (Unaudited) October 31,
Years ended October 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.09
Net realized and unrealized gain (loss)	.07C
Total from investment operations	.16
Net asset value, end of period	$10.16
Total ReturnD,E	1.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H
Expenses net of fee waivers, if any	.05%H
Expenses net of all reductions	.05%H
Net investment income (loss)	2.19%H
Supplemental Data
Net assets, end of period (000 omitted)	$711
Portfolio turnover rateI	2%J

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2016

1. Organization.

Fidelity Large Cap Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,844,379
Gross unrealized depreciation	(3,206,192)
Net unrealized appreciation (depreciation) on securities	$(1,361,813)
Tax cost	$108,499,135

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $(2,503) and a change in net unrealized appreciation (depreciation) of $(9) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $108,841,806 and $1,043,447, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Effective July 1, 2016, the Board approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.21%
Premium Class	.07%
Institutional Class	.06%
Institutional Premium Class	.05%

Prior to July 1, 2016, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed .22%, .08%, .07% and .06% for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective July 1, 2016, under the amended expense contract, Investor Class, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .16%, .02% and .01% of class-level average net assets, respectively, and Institutional Premium Class does not pay transfer agent fees. Prior to July 1, 2016, Investor Class, Premium Class, Institutional Class and Institutional Premium Class paid a portion of the transfer agent fees at an annual rate of .17%, .03%, .02% and .01%, respectively.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Investor Class	$628.16
Premium Class	1,280.02
Institutional Class	549.01
Institutional Premium Class	4	–(b)
	$2,461

 (a) Annualized

 (b) Amount less than .005%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses fee by $3.

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Dollars
	Six months ended October 31, 2016 (a)	Six months ended October 31, 2016 (a)
Investor Class
Shares sold	412,128	$4,191,728
Shares redeemed	(310,324)	(3,177,859)
Net increase (decrease)	101,804	$1,013,869
Premium Class
Shares sold	3,874,263	$39,584,865
Shares redeemed	(295,956)	(3,039,608)
Net increase (decrease)	3,578,307	$36,545,257
Institutional Class
Shares sold	6,840,813	$70,442,312
Shares redeemed	(102,462)	(1,045,453)
Net increase (decrease)	6,738,351	$69,396,859
Institutional Premium Class
Shares sold	69,991	$702,100
Net increase (decrease)	69,991	$702,100

 (a) For the period June 7, 2016 (commencement of operations) to October 31, 2016.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 7, 2016 to October 31, 2016). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (May 1, 2016 to October 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value October 31, 2016	Expenses Paid During Period
Investor Class	.21%
Actual		$1,000.00	$1,015.00	$.85-B
Hypothetical-C		$1,000.00	$1,024.15	$1.07-D
Premium Class	.07%
Actual		$1,000.00	$1,016.00	$.28-B
Hypothetical-C		$1,000.00	$1,024.85	$.36-D
Institutional Class	.06%
Actual		$1,000.00	$1,016.00	$.24-B
Hypothetical-C		$1,000.00	$1,024.90	$.31-D
Institutional Premium Class	.05%
Actual		$1,000.00	$1,016.00	$.20-B
Hypothetical-C		$1,000.00	$1,024.95	$.26-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 147/365 (to reflect the period June 7, 2016 to October 31, 2016).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Value Index Fund

On March 10, 2016, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staff, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered Geode's experience in managing other equity index funds under the Board's supervision.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's proposed management fee out of which FMR will pay all "fund-level" expenses, with certain limited exceptions, and the projected total expense ratio of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio for each class of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

The Board also considered that the proposed contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: 0.22%: Investor; 0.08%: Premium; 0.07%: Institutional; 0.06%: Institutional Premium.

The Board considered the total expense ratio of the fund after the effect of the contractual arrangements.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Additional Information Considered by the Board:  The Board also received information explaining that the fund's investments will be chosen using an investment discipline developed by Geode, the sub-adviser to Fidelity's equity index funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

LC2-I-SANN-1216
1.9879610.100

Fidelity® Mid Cap Index Fund (formerly Spartan® Mid Cap Index Fund)

Fidelity® Small Cap Index Fund (formerly Spartan® Small Cap Index Fund)

Institutional Class and Institutional Premium Class (formerly Fidelity Advantage® Institutional Class)

Semi-Annual Report

October 31, 2016

Contents

Fidelity® Mid Cap Index Fund
Investment Summary
Investments
Financial Statements
Fidelity® Small Cap Index Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

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Fidelity® Mid Cap Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Tyco International Ltd.	0.6	0.3
NVIDIA Corp.	0.6	0.3
Prologis, Inc.	0.5	0.4
Sempra Energy	0.4	0.4
Intuitive Surgical, Inc.	0.4	0.4
O'Reilly Automotive, Inc.	0.4	0.4
Equinix, Inc.	0.4	0.4
Ross Stores, Inc.	0.4	0.4
Welltower, Inc.	0.4	0.4
Baker Hughes, Inc.	0.4	0.0
	4.5

Top Market Sectors as of October 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	15.4	15.9
Information Technology	15.2	13.7
Industrials	12.9	12.9
Financials	12.2	22.8
Real Estate	10.2	0.0
Health Care	9.3	9.3
Utilities	6.4	6.6
Energy	6.0	5.2
Materials	5.6	5.9
Consumer Staples	5.4	6.3

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of October 31, 2016 *
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 6.1%

As of April 30, 2016 *
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 6.2%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Mid Cap Index Fund

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 15.4%
Auto Components - 1.0%
Adient PLC (a)	35,938	$1,635,538
BorgWarner, Inc.	85,875	3,077,760
Delphi Automotive PLC	107,861	7,018,515
Gentex Corp.	111,978	1,893,548
Hertz Global Holdings, Inc. (a)	28,520	945,438
Lear Corp.	29,167	3,581,124
The Goodyear Tire & Rubber Co.	105,199	3,053,927
Visteon Corp.	13,623	961,920
		22,167,770
Automobiles - 0.2%
Harley-Davidson, Inc. (b)	71,527	4,078,470
Thor Industries, Inc.	18,826	1,493,090
		5,571,560
Distributors - 0.5%
Genuine Parts Co.	57,737	5,230,395
LKQ Corp. (a)	120,586	3,892,516
Pool Corp.	15,971	1,478,595
		10,601,506
Diversified Consumer Services - 0.3%
Graham Holdings Co.	1,687	801,325
H&R Block, Inc. (b)	88,044	2,022,371
Service Corp. International	74,220	1,900,032
ServiceMaster Global Holdings, Inc. (a)	53,571	1,917,306
		6,641,034
Hotels, Restaurants & Leisure - 2.5%
ARAMARK Holdings Corp.	95,609	3,559,523
Brinker International, Inc. (b)	21,867	1,076,731
Chipotle Mexican Grill, Inc. (a)(b)	11,157	4,024,999
Choice Hotels International, Inc.	12,814	620,838
Darden Restaurants, Inc.	46,036	2,982,672
Domino's Pizza, Inc.	19,704	3,334,705
Dunkin' Brands Group, Inc.	36,140	1,747,730
Extended Stay America, Inc. unit	28,472	407,150
Hilton Worldwide Holdings, Inc.	206,882	4,675,533
Hyatt Hotels Corp. Class A (a)	9,257	470,163
International Game Technology PLC	37,220	1,068,958
Marriott International, Inc. Class A	127,241	8,741,457
MGM Mirage, Inc. (a)	187,332	4,902,478
Norwegian Cruise Line Holdings Ltd. (a)(b)	62,932	2,446,167
Panera Bread Co. Class A (a)(b)	8,829	1,684,220
Royal Caribbean Cruises Ltd.	66,520	5,113,392
Six Flags Entertainment Corp.	28,185	1,568,495
U.S. Foods Holding Corp.	17,345	391,997
Vail Resorts, Inc.	15,338	2,445,491
Wendy's Co.	83,054	900,305
Wyndham Worldwide Corp.	43,493	2,863,579
Wynn Resorts Ltd.	31,582	2,986,078
		58,012,661
Household Durables - 1.8%
CalAtlantic Group, Inc. (b)	29,593	956,446
D.R. Horton, Inc.	133,577	3,851,025
Garmin Ltd.	44,039	2,129,726
Harman International Industries, Inc.	27,653	2,204,221
Leggett & Platt, Inc.	52,007	2,386,081
Lennar Corp.:
Class A	73,309	3,056,252
Class B	1,722	57,721
Mohawk Industries, Inc. (a)	24,366	4,490,654
Newell Brands, Inc.	185,896	8,926,726
NVR, Inc. (a)	1,381	2,103,263
PulteGroup, Inc.	135,403	2,518,496
Tempur Sealy International, Inc. (a)(b)	21,028	1,136,984
Toll Brothers, Inc. (a)	61,034	1,674,773
Tupperware Brands Corp.	19,680	1,171,354
Whirlpool Corp.	29,356	4,398,116
		41,061,838
Internet & Direct Marketing Retail - 0.6%
Expedia, Inc.	47,160	6,094,487
Groupon, Inc. Class A (a)(b)	144,784	577,688
Liberty Interactive Corp.:
(Venture Group) Series A (a)	52,611	2,099,179
QVC Group Series A (a)	175,369	3,242,573
TripAdvisor, Inc. (a)	45,037	2,903,986
		14,917,913
Leisure Products - 0.5%
Brunswick Corp.	35,553	1,546,556
Hasbro, Inc.	44,402	3,703,571
Mattel, Inc.	134,898	4,253,334
Polaris Industries, Inc. (b)	23,650	1,811,827
Vista Outdoor, Inc. (a)	24,002	928,157
		12,243,445
Media - 2.0%
AMC Networks, Inc. Class A (a)	23,576	1,153,574
Cable One, Inc.	1,858	1,071,583
Cinemark Holdings, Inc.	41,803	1,663,759
Clear Channel Outdoor Holding, Inc. Class A	12,220	70,265
Discovery Communications, Inc.:
Class A (a)(b)	58,299	1,522,187
Class C (non-vtg.) (a)	93,042	2,336,285
Interpublic Group of Companies, Inc.	158,641	3,551,972
John Wiley & Sons, Inc. Class A	17,580	907,128
Liberty Broadband Corp.:
Class A (a)	10,011	650,214
Class C (a)(b)	40,826	2,721,053
Liberty Media Corp.:
Liberty SiriusXM Class A (a)	35,831	1,192,097
Liberty SiriusXM Class C (a)	72,454	2,404,748
Lions Gate Entertainment Corp. (b)	37,139	756,150
Live Nation Entertainment, Inc. (a)	52,009	1,439,089
News Corp.:
Class A	149,551	1,812,558
Class B (b)	48,669	603,496
Omnicom Group, Inc. (b)	93,378	7,453,432
Regal Entertainment Group Class A (b)	31,995	688,212
Scripps Networks Interactive, Inc. Class A (b)	32,415	2,086,229
Sirius XM Holdings, Inc. (b)	702,300	2,928,591
Starz Series A (a)	33,334	1,048,688
Tegna, Inc.	86,120	1,689,674
The Madison Square Garden Co. (a)	7,695	1,273,446
Tribune Media Co. Class A (b)	30,297	987,682
Viacom, Inc.:
Class A	3,828	161,924
Class B (non-vtg.)	136,409	5,123,522
		47,297,558
Multiline Retail - 1.1%
Dillard's, Inc. Class A	7,341	450,003
Dollar General Corp.	112,473	7,770,760
Dollar Tree, Inc. (a)	89,557	6,766,031
JC Penney Corp., Inc. (a)(b)	121,785	1,046,133
Kohl's Corp. (b)	72,988	3,193,225
Macy's, Inc.	121,904	4,448,277
Nordstrom, Inc. (b)	48,398	2,516,696
		26,191,125
Specialty Retail - 3.8%
Advance Auto Parts, Inc.	27,982	3,919,719
AutoNation, Inc. (a)(b)	25,767	1,130,398
AutoZone, Inc. (a)(b)	11,630	8,631,321
Bed Bath & Beyond, Inc.	58,820	2,377,504
Best Buy Co., Inc.	109,487	4,260,139
Burlington Stores, Inc. (a)	27,614	2,069,393
Cabela's, Inc. Class A (a)	19,636	1,209,774
CarMax, Inc. (a)(b)	76,382	3,814,517
CST Brands, Inc.	29,239	1,404,057
Dick's Sporting Goods, Inc.	34,518	1,920,927
Foot Locker, Inc.	53,315	3,559,843
GameStop Corp. Class A (b)	40,481	973,568
Gap, Inc. (b)	87,986	2,427,534
L Brands, Inc.	95,777	6,914,142
Michaels Companies, Inc. (a)	36,822	856,112
Murphy U.S.A., Inc. (a)	14,649	1,007,558
O'Reilly Automotive, Inc. (a)	37,351	9,877,098
Penske Automotive Group, Inc.	15,220	681,095
Ross Stores, Inc.	155,603	9,731,412
Sally Beauty Holdings, Inc. (a)(b)	57,620	1,494,663
Signet Jewelers Ltd. (b)	30,807	2,503,377
Staples, Inc.	253,828	1,878,327
Tiffany & Co., Inc. (b)	43,068	3,162,053
Tractor Supply Co.	52,704	3,300,852
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	23,124	5,626,994
Urban Outfitters, Inc. (a)	35,290	1,180,451
Williams-Sonoma, Inc.	34,969	1,616,267
		87,529,095
Textiles, Apparel & Luxury Goods - 1.1%
Carter's, Inc.	19,684	1,699,517
Coach, Inc.	110,249	3,956,837
Hanesbrands, Inc.	148,910	3,826,987
Kate Spade & Co. (a)	50,713	849,443
lululemon athletica, Inc. (a)(b)	38,375	2,196,969
Michael Kors Holdings Ltd. (a)	63,891	3,244,385
PVH Corp.	31,888	3,411,378
Ralph Lauren Corp.	22,580	2,215,098
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	51,174	1,076,189
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	71,905	2,236,246
Class C (non-vtg.)	73,599	1,903,270
		26,616,319

TOTAL CONSUMER DISCRETIONARY		358,851,824

CONSUMER STAPLES - 5.4%
Beverages - 0.8%
Brown-Forman Corp.:
Class A	21,414	1,038,579
Class B (non-vtg.) (b)	78,684	3,632,840
Dr. Pepper Snapple Group, Inc.	73,181	6,424,560
Molson Coors Brewing Co. Class B	67,920	7,050,775
		18,146,754
Food & Staples Retailing - 0.4%
Casey's General Stores, Inc.	15,294	1,728,069
Manitowoc Foodservice, Inc. (a)	50,066	756,497
Rite Aid Corp. (a)	406,817	2,729,742
Sprouts Farmers Market LLC (a)(b)	54,944	1,217,010
Whole Foods Market, Inc.	125,895	3,561,570
		9,992,888
Food Products - 3.2%
Blue Buffalo Pet Products, Inc. (a)(b)	23,635	593,711
Bunge Ltd.	54,946	3,407,201
Campbell Soup Co.	73,622	4,000,619
ConAgra Foods, Inc.	172,727	8,321,987
Flowers Foods, Inc. (b)	68,294	1,059,923
Hormel Foods Corp.	106,933	4,116,921
Ingredion, Inc.	28,360	3,719,981
Kellogg Co.	98,105	7,370,629
McCormick & Co., Inc. (non-vtg.)	45,693	4,380,588
Mead Johnson Nutrition Co. Class A	73,841	5,521,092
Pilgrim's Pride Corp. (b)	23,515	513,568
Pinnacle Foods, Inc.	45,423	2,335,651
Post Holdings, Inc. (a)	25,230	1,923,283
The Hain Celestial Group, Inc. (a)	39,944	1,452,763
The Hershey Co.	55,390	5,675,259
The J.M. Smucker Co.	45,783	6,011,766
TreeHouse Foods, Inc. (a)(b)	21,617	1,891,055
Tyson Foods, Inc. Class A	115,133	8,157,173
WhiteWave Foods Co. (a)	68,573	3,736,543
		74,189,713
Household Products - 0.6%
Church & Dwight Co., Inc.	101,409	4,893,998
Clorox Co.	51,141	6,137,943
Energizer Holdings, Inc.	24,344	1,132,239
Spectrum Brands Holdings, Inc. (b)	9,631	1,302,496
		13,466,676
Personal Products - 0.4%
Coty, Inc. Class A	180,395	4,147,281
Edgewell Personal Care Co. (a)	23,127	1,743,776
Herbalife Ltd. (a)(b)	28,942	1,756,201
Nu Skin Enterprises, Inc. Class A	21,512	1,326,215
		8,973,473

TOTAL CONSUMER STAPLES		124,769,504

ENERGY - 6.0%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	173,238	9,597,385
Diamond Offshore Drilling, Inc. (b)	24,695	407,221
Dril-Quip, Inc. (a)	14,722	699,295
Ensco PLC Class A	119,731	936,296
FMC Technologies, Inc. (a)	88,822	2,866,286
Frank's International NV (b)	12,842	144,473
Helmerich & Payne, Inc. (b)	38,393	2,422,982
Nabors Industries Ltd.	108,682	1,293,316
National Oilwell Varco, Inc. (b)	149,555	4,800,716
Noble Corp. (b)	96,464	476,532
Oceaneering International, Inc.	39,130	931,294
Patterson-UTI Energy, Inc. (b)	57,131	1,284,305
Rowan Companies PLC (b)	50,082	664,588
RPC, Inc. (b)	22,395	386,762
Superior Energy Services, Inc. (b)	59,663	844,828
Transocean Ltd. (United States) (a)(b)	136,669	1,313,389
Weatherford International Ltd. (a)(b)	350,810	1,690,904
		30,760,572
Oil, Gas & Consumable Fuels - 4.7%
Antero Resources Corp. (a)	70,519	1,866,638
Cabot Oil & Gas Corp.	182,040	3,800,995
Cheniere Energy, Inc. (a)	78,861	2,973,060
Chesapeake Energy Corp. (a)(b)	238,860	1,316,119
Cimarex Energy Co.	36,992	4,776,777
Concho Resources, Inc. (a)	55,741	7,075,763
CONSOL Energy, Inc. (b)	88,851	1,506,024
Continental Resources, Inc. (a)(b)	33,969	1,661,424
Devon Energy Corp.	206,699	7,831,825
Diamondback Energy, Inc. (a)	30,830	2,814,471
Energen Corp.	38,081	1,909,001
EQT Corp.	68,054	4,491,564
Gulfport Energy Corp. (a)	49,340	1,189,587
Hess Corp.	111,455	5,346,496
HollyFrontier Corp. (b)	63,682	1,588,866
Kosmos Energy Ltd. (a)	60,396	314,663
Laredo Petroleum, Inc. (a)	56,964	679,011
Marathon Oil Corp.	335,190	4,417,804
Marathon Petroleum Corp.	207,925	9,063,451
Murphy Oil Corp.	64,122	1,658,836
Newfield Exploration Co. (a)	78,560	3,188,750
Noble Energy, Inc.	168,121	5,795,131
ONEOK, Inc.	82,717	4,005,984
Parsley Energy, Inc. Class A (a)	64,191	2,111,884
PBF Energy, Inc. Class A (b)	38,706	843,791
QEP Resources, Inc.	93,834	1,507,912
Range Resources Corp.	80,816	2,730,773
Rice Energy, Inc. (a)	60,940	1,346,165
SM Energy Co.	33,747	1,134,912
Southwestern Energy Co. (a)	192,151	1,996,449
Targa Resources Corp.	61,733	2,710,079
Tesoro Corp.	47,175	4,008,460
The Williams Companies, Inc.	272,177	7,947,568
Whiting Petroleum Corp. (a)	79,765	657,264
World Fuel Services Corp.	27,337	1,100,314
WPX Energy, Inc. (a)	130,601	1,418,327
		108,786,138

TOTAL ENERGY		139,546,710

FINANCIALS - 12.2%
Banks - 3.6%
Associated Banc-Corp.	59,418	1,206,185
Bank of Hawaii Corp. (b)	16,907	1,270,561
BankUnited, Inc.	39,362	1,147,009
BOK Financial Corp. (b)	10,094	716,876
CIT Group, Inc.	78,521	2,852,668
Citizens Financial Group, Inc.	209,382	5,515,122
Comerica, Inc.	69,021	3,595,304
Commerce Bancshares, Inc. (b)	32,595	1,623,883
Cullen/Frost Bankers, Inc. (b)	20,915	1,589,331
East West Bancorp, Inc.	56,365	2,226,981
Fifth Third Bancorp	302,068	6,573,000
First Hawaiian, Inc.	9,156	249,776
First Horizon National Corp.	90,049	1,387,655
First Republic Bank	57,614	4,288,210
Huntington Bancshares, Inc.	425,241	4,507,555
KeyCorp	426,105	6,016,603
M&T Bank Corp. (b)	59,045	7,246,593
PacWest Bancorp	46,789	2,030,175
Peoples United Financial, Inc.	122,097	1,982,855
Popular, Inc.	40,314	1,463,398
Regions Financial Corp.	501,507	5,371,140
Signature Bank (a)	20,756	2,502,343
SunTrust Banks, Inc.	198,263	8,967,435
SVB Financial Group (a)	20,324	2,485,015
Synovus Financial Corp.	49,533	1,638,056
TCF Financial Corp.	62,156	888,831
Western Alliance Bancorp. (a)	37,126	1,387,027
Zions Bancorporation (b)	79,584	2,563,401
		83,292,988
Capital Markets - 2.8%
Affiliated Managers Group, Inc. (a)	21,163	2,807,484
Ameriprise Financial, Inc.	62,034	5,483,185
Artisan Partners Asset Management, Inc.	15,093	392,418
CBOE Holdings, Inc.	31,729	2,005,590
E*TRADE Financial Corp. (a)	110,345	3,107,315
Eaton Vance Corp. (non-vtg.)	43,264	1,516,836
FactSet Research Systems, Inc.	15,793	2,443,493
Federated Investors, Inc. Class B (non-vtg.)	37,277	1,006,479
Interactive Brokers Group, Inc.	24,681	819,162
Invesco Ltd.	162,586	4,567,041
Lazard Ltd. Class A	50,084	1,826,063
Legg Mason, Inc.	41,716	1,198,084
LPL Financial (b)	34,042	1,053,940
MarketAxess Holdings, Inc.	14,478	2,182,703
Moody's Corp.	66,924	6,727,200
Morningstar, Inc.	7,099	501,402
MSCI, Inc.	35,949	2,882,750
Northern Trust Corp.	81,776	5,922,218
NorthStar Asset Management Group, Inc.	72,968	999,662
Raymond James Financial, Inc.	49,958	3,003,475
SEI Investments Co.	50,093	2,220,623
T. Rowe Price Group, Inc.	95,864	6,136,255
TD Ameritrade Holding Corp.	98,223	3,360,209
The NASDAQ OMX Group, Inc.	44,181	2,826,259
		64,989,846
Consumer Finance - 0.8%
Ally Financial, Inc.	174,980	3,161,889
Credit Acceptance Corp. (a)(b)	3,278	603,480
Navient Corp.	130,314	1,665,413
OneMain Holdings, Inc. (a)(b)	21,030	595,990
Santander Consumer U.S.A. Holdings, Inc. (a)	40,679	496,284
SLM Corp. (a)	169,184	1,192,747
Synchrony Financial	330,562	9,450,768
		17,166,571
Diversified Financial Services - 0.2%
Donnelley Financial Solutions, Inc. (a)	9,926	212,913
Leucadia National Corp.	129,696	2,421,424
Voya Financial, Inc.	80,282	2,452,615
		5,086,952
Insurance - 4.2%
Alleghany Corp. (a)	5,878	3,034,282
Allied World Assurance Co. Holdings AG	34,292	1,473,870
American Financial Group, Inc.	26,860	2,001,070
American National Insurance Co.	2,947	345,271
AmTrust Financial Services, Inc.	34,922	921,592
Arch Capital Group Ltd. (a)	45,295	3,531,651
Arthur J. Gallagher & Co.	69,395	3,346,921
Aspen Insurance Holdings Ltd.	23,859	1,151,197
Assurant, Inc.	24,445	1,968,311
Assured Guaranty Ltd.	52,280	1,562,649
Axis Capital Holdings Ltd.	35,896	2,044,995
Brown & Brown, Inc.	45,602	1,680,890
Cincinnati Financial Corp.	59,284	4,196,122
CNA Financial Corp.	10,484	383,400
Endurance Specialty Holdings Ltd.	25,217	2,318,703
Erie Indemnity Co. Class A	9,588	981,715
Everest Re Group Ltd.	16,547	3,367,645
First American Financial Corp.	41,960	1,638,958
FNF Group	103,712	3,724,298
Hanover Insurance Group, Inc.	16,752	1,276,335
Hartford Financial Services Group, Inc.	154,665	6,822,273
Lincoln National Corp.	94,395	4,633,851
Loews Corp.	110,659	4,761,657
Markel Corp. (a)	5,392	4,731,103
Mercury General Corp.	10,904	593,941
Old Republic International Corp.	95,016	1,601,970
Principal Financial Group, Inc.	105,735	5,773,131
ProAssurance Corp.	20,812	1,109,280
Progressive Corp.	229,800	7,240,998
Reinsurance Group of America, Inc.	25,259	2,724,436
RenaissanceRe Holdings Ltd.	16,588	2,061,723
Torchmark Corp.	46,940	2,976,465
Unum Group	94,084	3,330,574
Validus Holdings Ltd.	29,568	1,510,925
W.R. Berkley Corp.	37,649	2,149,758
White Mountains Insurance Group Ltd.	1,859	1,542,449
XL Group Ltd.	109,458	3,798,193
		98,312,602
Mortgage Real Estate Investment Trusts - 0.5%
Agnc Investment Corp.	130,515	2,618,131
Annaly Capital Management, Inc.	402,101	4,165,766
Chimera Investment Corp.	74,297	1,164,234
MFA Financial, Inc.	146,680	1,072,231
Starwood Property Trust, Inc.	91,147	2,027,109
Two Harbors Investment Corp.	136,908	1,140,444
		12,187,915
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	187,452	2,691,811
TFS Financial Corp.	22,815	406,563
		3,098,374

TOTAL FINANCIALS		284,135,248

HEALTH CARE - 9.3%
Biotechnology - 1.1%
ACADIA Pharmaceuticals, Inc. (a)(b)	37,770	880,419
Agios Pharmaceuticals, Inc. (a)(b)	12,233	585,227
Alkermes PLC (a)	59,464	2,997,580
Alnylam Pharmaceuticals, Inc. (a)(b)	29,539	1,051,588
BioMarin Pharmaceutical, Inc. (a)	67,398	5,426,887
Incyte Corp. (a)	64,242	5,587,127
Intercept Pharmaceuticals, Inc. (a)(b)	6,479	801,711
Intrexon Corp. (a)(b)	21,841	570,050
Ionis Pharmaceuticals, Inc. (a)	47,456	1,232,907
Juno Therapeutics, Inc. (a)(b)	24,810	602,635
Neurocrine Biosciences, Inc. (a)	34,159	1,495,139
Opko Health, Inc. (a)(b)	126,724	1,193,740
Seattle Genetics, Inc. (a)(b)	37,973	1,963,204
United Therapeutics Corp. (a)(b)	17,396	2,088,738
		26,476,952
Health Care Equipment & Supplies - 3.3%
Abiomed, Inc. (a)	15,544	1,631,965
Alere, Inc. (a)	33,968	1,517,690
Align Technology, Inc. (a)	28,582	2,455,765
C.R. Bard, Inc.	29,035	6,291,304
Dentsply Sirona, Inc.	90,848	5,230,119
DexCom, Inc. (a)(b)	32,499	2,542,722
Edwards Lifesciences Corp. (a)	83,405	7,941,824
Hill-Rom Holdings, Inc.	25,779	1,428,414
Hologic, Inc. (a)	110,363	3,974,172
IDEXX Laboratories, Inc. (a)	35,066	3,756,971
Intuitive Surgical, Inc. (a)	14,930	10,034,154
ResMed, Inc.	55,042	3,289,860
St. Jude Medical, Inc.	109,923	8,556,406
Teleflex, Inc.	17,149	2,454,536
The Cooper Companies, Inc.	18,779	3,305,855
Varian Medical Systems, Inc. (a)	37,677	3,418,434
West Pharmaceutical Services, Inc.	28,191	2,143,362
Zimmer Biomet Holdings, Inc.	72,966	7,690,616
		77,664,169
Health Care Providers & Services - 2.0%
Acadia Healthcare Co., Inc. (a)(b)	28,740	1,033,490
AmerisourceBergen Corp.	70,272	4,941,527
AmSurg Corp. (a)(b)	21,280	1,271,480
Brookdale Senior Living, Inc. (a)	73,251	1,057,012
Centene Corp. (a)	66,060	4,127,429
DaVita HealthCare Partners, Inc. (a)	66,254	3,883,809
Envision Healthcare Holdings, Inc. (a)	73,313	1,450,131
Henry Schein, Inc. (a)	32,349	4,826,471
Laboratory Corp. of America Holdings (a)	40,428	5,067,246
LifePoint Hospitals, Inc. (a)(b)	15,945	954,308
MEDNAX, Inc. (a)	36,040	2,207,450
Patterson Companies, Inc. (b)	33,100	1,413,701
Premier, Inc. (a)	18,200	579,488
Quest Diagnostics, Inc.	55,973	4,558,441
Tenet Healthcare Corp. (a)	31,801	626,798
Universal Health Services, Inc. Class B	33,822	4,082,654
VCA, Inc. (a)	30,481	1,873,362
Wellcare Health Plans, Inc. (a)	17,354	1,969,853
		45,924,650
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)(b)	74,314	892,511
athenahealth, Inc. (a)(b)	15,333	1,584,206
Cerner Corp. (a)	116,191	6,806,469
Inovalon Holdings, Inc. Class A (a)(b)	22,714	308,910
Veeva Systems, Inc. Class A (a)(b)	37,791	1,468,180
		11,060,276
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	128,446	5,596,392
Bio-Rad Laboratories, Inc. Class A (a)	8,175	1,292,304
Bio-Techne Corp.	14,497	1,507,543
Bruker Corp.	41,366	847,589
Charles River Laboratories International, Inc. (a)	18,482	1,402,414
Illumina, Inc. (a)	57,773	7,865,216
Mettler-Toledo International, Inc. (a)	10,362	4,187,077
PerkinElmer, Inc.	42,837	2,179,975
QIAGEN NV (a)	89,492	2,181,815
Quintiles Transnational Holdings, Inc. (a)	55,467	3,979,203
VWR Corp. (a)	30,858	848,904
Waters Corp. (a)	30,316	4,218,168
		36,106,600
Pharmaceuticals - 0.8%
Akorn, Inc. (a)	33,262	796,625
Endo International PLC (a)	80,833	1,515,619
Mallinckrodt PLC (a)	43,262	2,563,706
Patheon NV	12,971	329,334
Perrigo Co. PLC (b)	54,375	4,523,456
Zoetis, Inc. Class A	179,974	8,602,757
		18,331,497

TOTAL HEALTH CARE		215,564,144

INDUSTRIALS - 12.9%
Aerospace & Defense - 1.4%
BE Aerospace, Inc.	40,371	2,402,882
BWX Technologies, Inc.	36,917	1,447,885
HEICO Corp. (b)	7,671	518,253
HEICO Corp. Class A	15,096	905,760
Hexcel Corp.	36,696	1,669,301
Huntington Ingalls Industries, Inc.	18,371	2,964,345
L-3 Communications Holdings, Inc.	30,259	4,143,667
Orbital ATK, Inc.	22,929	1,705,000
Rockwell Collins, Inc.	51,381	4,332,446
Spirit AeroSystems Holdings, Inc. Class A	52,364	2,637,051
Textron, Inc.	106,469	4,267,278
TransDigm Group, Inc.	19,779	5,388,986
		32,382,854
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc. (b)	56,206	3,828,753
Expeditors International of Washington, Inc.	71,720	3,691,428
		7,520,181
Airlines - 1.0%
Alaska Air Group, Inc.	47,311	3,416,800
American Airlines Group, Inc.	209,029	8,486,577
Copa Holdings SA Class A (b)	12,207	1,125,852
JetBlue Airways Corp. (a)	126,600	2,212,968
Spirit Airlines, Inc. (a)	28,217	1,352,441
United Continental Holdings, Inc. (a)	125,389	7,050,623
		23,645,261
Building Products - 1.4%
A.O. Smith Corp.	57,665	2,604,728
Allegion PLC	37,958	2,423,239
Armstrong World Industries, Inc. (a)(b)	18,166	681,225
Fortune Brands Home & Security, Inc.	60,408	3,300,089
Lennox International, Inc.	15,674	2,286,680
Masco Corp.	131,182	4,050,900
Owens Corning	45,054	2,197,734
Tyco International Ltd.	362,553	14,618,134
USG Corp. (a)(b)	34,546	869,868
		33,032,597
Commercial Services & Supplies - 0.9%
Cintas Corp.	35,070	3,740,917
Clean Harbors, Inc. (a)(b)	20,804	984,445
Copart, Inc. (a)	38,342	2,011,805
Covanta Holding Corp.	46,440	696,600
KAR Auction Services, Inc.	54,141	2,305,324
LSC Communications, Inc.	9,926	240,606
Pitney Bowes, Inc.	74,799	1,334,414
R.R. Donnelley & Sons Co.	27,615	490,166
Republic Services, Inc.	93,079	4,898,748
Rollins, Inc.	37,916	1,168,571
Stericycle, Inc. (a)	32,580	2,609,332
		20,480,928
Construction & Engineering - 0.5%
AECOM (a)	60,568	1,686,819
Chicago Bridge & Iron Co. NV (b)	41,187	1,318,808
Fluor Corp.	54,936	2,856,123
Jacobs Engineering Group, Inc. (a)	47,156	2,432,306
KBR, Inc.	56,444	835,936
Quanta Services, Inc. (a)	57,030	1,639,613
Valmont Industries, Inc.	8,797	1,125,576
		11,895,181
Electrical Equipment - 0.8%
Acuity Brands, Inc.	17,191	3,843,392
AMETEK, Inc.	90,953	4,011,027
Hubbell, Inc. Class B	21,649	2,262,753
Regal Beloit Corp.	17,634	1,042,169
Rockwell Automation, Inc.	51,345	6,147,023
SolarCity Corp. (a)(b)	25,849	506,640
		17,813,004
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	24,735	2,593,465
ITT, Inc.	35,810	1,261,228
Roper Technologies, Inc.	39,439	6,835,173
		10,689,866
Machinery - 3.5%
AGCO Corp.	27,457	1,402,504
Allison Transmission Holdings, Inc.	56,092	1,642,935
Colfax Corp. (a)	38,911	1,236,981
Crane Co.	19,244	1,308,784
Cummins, Inc.	62,401	7,976,096
Donaldson Co., Inc.	49,917	1,822,969
Dover Corp.	60,652	4,057,012
Flowserve Corp.	51,221	2,169,209
Graco, Inc.	21,813	1,633,794
IDEX Corp.	29,877	2,582,568
Ingersoll-Rand PLC	101,748	6,846,623
Lincoln Electric Holdings, Inc.	24,185	1,592,099
Middleby Corp. (a)	22,217	2,490,748
Nordson Corp.	22,545	2,257,431
Oshkosh Corp.	28,539	1,526,837
PACCAR, Inc.	135,337	7,432,708
Parker Hannifin Corp.	52,788	6,479,727
Pentair PLC	65,736	3,624,026
Snap-On, Inc.	22,844	3,520,260
Stanley Black & Decker, Inc.	59,096	6,727,489
Terex Corp.	41,855	999,497
Timken Co.	27,713	915,915
Toro Co.	42,222	2,021,589
Trinity Industries, Inc.	58,843	1,256,298
WABCO Holdings, Inc. (a)	20,731	2,041,174
Wabtec Corp.	33,795	2,612,691
Xylem, Inc.	70,773	3,420,459
		81,598,423
Marine - 0.1%
Kirby Corp. (a)(b)	20,785	1,225,276
Professional Services - 1.0%
Dun & Bradstreet Corp.	14,378	1,795,093
Equifax, Inc.	46,860	5,809,234
Manpower, Inc.	28,041	2,153,549
Nielsen Holdings PLC	142,368	6,409,407
Robert Half International, Inc.	50,070	1,873,619
TransUnion Holding Co., Inc. (a)	21,216	662,788
Verisk Analytics, Inc. (a)	60,522	4,935,569
		23,639,259
Road & Rail - 0.6%
AMERCO	2,415	778,572
Avis Budget Group, Inc. (a)	32,962	1,066,650
Genesee & Wyoming, Inc. Class A (a)(b)	22,323	1,516,625
J.B. Hunt Transport Services, Inc.	34,993	2,855,779
Kansas City Southern	42,527	3,732,170
Landstar System, Inc.	16,811	1,196,103
Old Dominion Freight Lines, Inc. (a)	26,520	1,980,514
Ryder System, Inc.	21,170	1,468,986
		14,595,399
Trading Companies & Distributors - 0.8%
Air Lease Corp. Class A	38,155	1,154,570
Fastenal Co.	113,771	4,434,794
HD Supply Holdings, Inc. (a)	78,967	2,605,911
Herc Holdings, Inc. (a)	9,520	286,457
MSC Industrial Direct Co., Inc. Class A	18,727	1,363,326
United Rentals, Inc. (a)	34,663	2,622,603
W.W. Grainger, Inc. (b)	21,867	4,550,960
Watsco, Inc.	10,306	1,414,911
WESCO International, Inc. (a)	19,186	1,039,881
		19,473,413
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	29,301	2,397,115

TOTAL INDUSTRIALS		300,388,757

INFORMATION TECHNOLOGY - 15.2%
Communications Equipment - 1.3%
Arista Networks, Inc. (a)(b)	15,265	1,293,709
Arris International PLC (a)	73,916	2,053,386
Brocade Communications Systems, Inc.	158,310	1,678,086
CommScope Holding Co., Inc. (a)	50,651	1,547,388
EchoStar Holding Corp. Class A (a)	18,015	842,021
F5 Networks, Inc. (a)	26,497	3,662,150
Harris Corp.	49,353	4,402,781
Juniper Networks, Inc.	147,539	3,886,177
Motorola Solutions, Inc.	69,020	5,009,472
Palo Alto Networks, Inc. (a)(b)	34,346	5,283,445
		29,658,615
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	118,563	7,816,859
Arrow Electronics, Inc. (a)	35,842	2,190,663
Avnet, Inc.	50,470	2,117,217
CDW Corp.	64,278	2,886,725
Cognex Corp.	31,826	1,642,222
Dolby Laboratories, Inc. Class A	20,192	960,937
Fitbit, Inc. (a)(b)	49,851	661,024
FLIR Systems, Inc.	53,912	1,774,783
Ingram Micro, Inc. Class A	57,281	2,130,853
IPG Photonics Corp. (a)	13,845	1,343,103
Jabil Circuit, Inc.	73,561	1,569,792
Keysight Technologies, Inc. (a)	67,343	2,208,850
National Instruments Corp.	41,177	1,156,662
Trimble, Inc. (a)	99,549	2,751,534
VeriFone Systems, Inc. (a)	43,315	670,516
Zebra Technologies Corp. Class A (a)(b)	20,380	1,341,819
		33,223,559
Internet Software & Services - 1.4%
Akamai Technologies, Inc. (a)	68,059	4,728,059
CommerceHub, Inc.:
Series A, (a)	4,276	64,226
Series C, (a)	10,716	161,276
CoStar Group, Inc. (a)	12,567	2,351,537
GoDaddy, Inc. (a)(b)	18,455	660,504
IAC/InterActiveCorp	27,720	1,786,277
LinkedIn Corp. Class A (a)	46,413	8,799,905
Match Group, Inc. (a)(b)	11,173	201,784
Pandora Media, Inc. (a)(b)	87,142	987,319
Rackspace Hosting, Inc. (a)	42,082	1,344,099
Twilio, Inc. Class A	4,328	147,671
Twitter, Inc. (a)(b)	250,377	4,494,267
VeriSign, Inc. (a)(b)	37,437	3,145,457
Yelp, Inc. (a)(b)	26,961	880,546
Zillow Group, Inc.:
Class A (a)(b)	20,063	662,681
Class C (a)(b)	40,803	1,361,188
		31,776,796
IT Services - 3.8%
Alliance Data Systems Corp.	22,811	4,664,165
Amdocs Ltd.	58,516	3,420,260
Black Knight Financial Services, Inc. Class A (a)(b)	8,904	350,372
Booz Allen Hamilton Holding Corp. Class A	44,556	1,357,621
Broadridge Financial Solutions, Inc.	46,644	3,016,001
Computer Sciences Corp.	54,744	2,980,811
CoreLogic, Inc. (a)	34,913	1,485,897
CSRA, Inc.	64,386	1,615,445
DST Systems, Inc.	12,902	1,240,656
Euronet Worldwide, Inc. (a)	19,545	1,554,805
Fidelity National Information Services, Inc.	128,356	9,488,076
First Data Corp. Class A (a)	122,893	1,719,273
Fiserv, Inc. (a)	87,721	8,638,764
FleetCor Technologies, Inc. (a)	36,206	6,346,912
Gartner, Inc. (a)	31,609	2,719,638
Genpact Ltd. (a)	59,105	1,358,824
Global Payments, Inc.	60,664	4,399,353
Jack Henry & Associates, Inc.	30,921	2,505,219
Leidos Holdings, Inc.	51,877	2,156,527
Paychex, Inc.	127,460	7,035,792
Sabre Corp. (b)	81,298	2,099,927
Square, Inc. (a)(b)	19,857	222,398
Teradata Corp. (a)(b)	50,942	1,373,396
The Western Union Co. (b)	194,606	3,905,742
Total System Services, Inc.	65,651	3,274,672
Vantiv, Inc. (a)	61,206	3,571,982
WEX, Inc. (a)	15,201	1,658,429
Xerox Corp.	398,189	3,890,307
		88,051,264
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	121,318	7,776,484
Cree, Inc. (a)(b)	39,271	875,743
Cypress Semiconductor Corp. (b)	122,309	1,219,421
First Solar, Inc. (a)(b)	29,685	1,201,946
KLA-Tencor Corp.	61,632	4,629,180
Lam Research Corp. (b)	63,044	6,106,442
Linear Technology Corp.	94,010	5,646,241
Marvell Technology Group Ltd.	159,254	2,075,080
Maxim Integrated Products, Inc.	111,743	4,428,375
Microchip Technology, Inc. (b)	83,098	5,031,584
Micron Technology, Inc. (a)	409,359	7,024,600
NVIDIA Corp. (b)	201,218	14,318,673
ON Semiconductor Corp. (a)	162,179	1,892,629
Qorvo, Inc. (a)	50,507	2,810,715
Skyworks Solutions, Inc. (b)	75,001	5,770,577
SunPower Corp. (a)(b)	22,240	161,018
Teradyne, Inc.	79,925	1,861,453
Xilinx, Inc.	100,378	5,106,229
		77,936,390
Software - 3.4%
ANSYS, Inc. (a)	34,763	3,175,600
Atlassian Corp. PLC	10,407	279,532
Autodesk, Inc. (a)	83,745	6,053,089
CA Technologies, Inc.	115,276	3,543,584
Cadence Design Systems, Inc. (a)	118,253	3,024,912
CDK Global, Inc.	61,474	3,357,095
Citrix Systems, Inc. (a)	61,339	5,201,547
Electronic Arts, Inc. (a)	114,955	9,026,267
FireEye, Inc. (a)(b)	59,928	696,363
Fortinet, Inc. (a)	57,257	1,835,659
Guidewire Software, Inc. (a)	28,562	1,640,887
Manhattan Associates, Inc. (a)	28,172	1,426,630
NetSuite, Inc. (a)	15,567	1,449,599
Nuance Communications, Inc. (a)	88,278	1,237,658
Parametric Technology Corp. (a)	44,730	2,121,991
Red Hat, Inc. (a)	71,567	5,542,864
ServiceNow, Inc. (a)	62,292	5,476,090
Splunk, Inc. (a)(b)	51,770	3,116,036
SS&C Technologies Holdings, Inc.	66,265	2,115,841
Symantec Corp.	242,421	6,067,798
Synopsys, Inc. (a)	59,810	3,547,331
Tableau Software, Inc. (a)	21,729	1,044,078
Tyler Technologies, Inc. (a)	12,954	2,077,822
Ultimate Software Group, Inc. (a)	10,792	2,277,004
Workday, Inc. Class A (a)(b)	46,076	3,993,868
Zynga, Inc. (a)	287,259	807,198
		80,136,343
Technology Hardware, Storage & Peripherals - 0.6%
Lexmark International, Inc. Class A	24,401	968,476
NCR Corp. (a)	48,844	1,711,982
NetApp, Inc.	114,546	3,887,691
Western Digital Corp.	111,552	6,519,099
		13,087,248

TOTAL INFORMATION TECHNOLOGY		353,870,215

MATERIALS - 5.6%
Chemicals - 1.8%
Albemarle Corp. U.S.	44,261	3,698,007
Ashland Global Holdings, Inc.	24,555	2,743,530
Axalta Coating Systems (a)	64,929	1,631,016
Cabot Corp.	24,301	1,267,054
Celanese Corp. Class A	58,283	4,249,996
CF Industries Holdings, Inc.	91,688	2,201,429
Eastman Chemical Co.	58,374	4,197,674
FMC Corp.	52,446	2,459,193
Huntsman Corp.	78,476	1,330,168
International Flavors & Fragrances, Inc.	31,518	4,121,924
NewMarket Corp.	2,924	1,172,261
Platform Specialty Products Corp. (a)(b)	77,260	563,225
RPM International, Inc.	51,161	2,432,194
The Mosaic Co. (b)	138,344	3,255,234
The Scotts Miracle-Gro Co. Class A	17,676	1,557,079
Valspar Corp.	30,932	3,080,827
W.R. Grace & Co.	27,878	1,866,711
Westlake Chemical Corp.	14,765	764,679
		42,592,201
Construction Materials - 0.5%
Eagle Materials, Inc.	18,431	1,492,358
Martin Marietta Materials, Inc.	25,092	4,651,555
Vulcan Materials Co.	52,344	5,925,341
		12,069,254
Containers & Packaging - 1.7%
Aptargroup, Inc.	24,269	1,733,777
Avery Dennison Corp.	35,153	2,453,328
Ball Corp.	67,486	5,201,146
Bemis Co., Inc.	37,235	1,814,089
Berry Plastics Group, Inc. (a)	47,622	2,083,463
Crown Holdings, Inc. (a)	53,152	2,883,496
Graphic Packaging Holding Co.	125,504	1,568,800
International Paper Co.	162,202	7,303,956
Owens-Illinois, Inc. (a)	62,917	1,214,298
Packaging Corp. of America	36,950	3,048,375
Sealed Air Corp.	77,566	3,539,337
Silgan Holdings, Inc. (b)	16,141	822,384
Sonoco Products Co.	39,344	1,978,610
WestRock Co.	98,960	4,570,962
		40,216,021
Metals & Mining - 1.5%
Arconic, Inc.	172,210	4,945,871
Compass Minerals International, Inc. (b)	13,377	961,137
Freeport-McMoRan, Inc. (b)	524,963	5,869,086
Newmont Mining Corp.	210,240	7,787,290
Nucor Corp.	126,104	6,160,180
Reliance Steel & Aluminum Co.	27,347	1,880,927
Royal Gold, Inc.	25,546	1,758,076
Southern Copper Corp. (b)	33,315	945,813
Steel Dynamics, Inc.	92,363	2,536,288
Tahoe Resources, Inc.	118,106	1,415,898
United States Steel Corp. (b)	60,876	1,177,342
		35,437,908
Paper & Forest Products - 0.1%
Domtar Corp.	24,721	888,720

TOTAL MATERIALS		131,204,104

REAL ESTATE - 10.2%
Equity Real Estate Investment Trusts (REITs) - 9.9%
Alexandria Real Estate Equities, Inc. (b)	30,472	3,285,186
American Campus Communities, Inc.	51,393	2,678,089
American Homes 4 Rent Class A	65,318	1,378,863
Apartment Investment & Management Co. Class A	61,266	2,699,993
Apple Hospitality (REIT), Inc.	64,432	1,161,709
AvalonBay Communities, Inc.	54,179	9,274,361
Boston Properties, Inc.	60,494	7,288,317
Brandywine Realty Trust (SBI)	68,428	1,060,634
Brixmor Property Group, Inc.	75,113	1,909,372
Camden Property Trust (SBI) (b)	33,591	2,735,651
Care Capital Properties, Inc.	33,310	885,047
Columbia Property Trust, Inc.	49,093	1,034,880
Communications Sales & Leasing, Inc.	47,921	1,362,394
Corporate Office Properties Trust (SBI)	37,569	1,002,717
Corrections Corp. of America	46,242	668,197
CubeSmart	69,767	1,818,826
CyrusOne, Inc.	27,770	1,238,820
DCT Industrial Trust, Inc.	35,426	1,656,166
DDR Corp.	121,037	1,850,656
Digital Realty Trust, Inc. (b)	58,071	5,425,574
Douglas Emmett, Inc. (b)	55,156	2,013,194
Duke Realty LP	136,700	3,574,705
Empire State Realty Trust, Inc.	48,360	946,405
EPR Properties	24,878	1,809,128
Equinix, Inc.	27,353	9,772,680
Equity Commonwealth (a)	47,775	1,443,283
Equity Lifestyle Properties, Inc.	29,978	2,273,532
Equity One, Inc.	36,615	1,043,528
Essex Property Trust, Inc.	25,746	5,511,961
Extra Space Storage, Inc.	47,603	3,482,159
Federal Realty Investment Trust (SBI)	27,919	4,054,676
Forest City Realty Trust, Inc.	90,209	1,947,612
Gaming & Leisure Properties	73,940	2,427,450
General Growth Properties, Inc.	227,567	5,677,797
HCP, Inc.	184,870	6,331,798
Healthcare Trust of America, Inc.	53,544	1,638,446
Highwoods Properties, Inc. (SBI)	37,507	1,861,472
Hospitality Properties Trust (SBI)	63,289	1,731,587
Host Hotels & Resorts, Inc.	290,857	4,502,466
Iron Mountain, Inc. (b)	102,872	3,469,873
Kilroy Realty Corp.	35,541	2,552,910
Kimco Realty Corp.	159,556	4,245,785
Lamar Advertising Co. Class A	32,148	2,039,791
Liberty Property Trust (SBI)	57,496	2,324,563
Life Storage, Inc.	17,967	1,449,039
Mid-America Apartment Communities, Inc. (b)	29,588	2,744,287
National Retail Properties, Inc.	56,106	2,559,556
NorthStar Realty Finance Corp.	71,019	1,031,196
Omega Healthcare Investors, Inc.	72,305	2,301,468
Outfront Media, Inc.	54,656	1,175,651
Paramount Group, Inc.	70,846	1,101,655
Piedmont Office Realty Trust, Inc. Class A (b)	57,750	1,182,720
Post Properties, Inc.	20,790	1,367,774
Prologis, Inc.	206,413	10,766,502
Rayonier, Inc.	48,645	1,304,659
Realty Income Corp.	101,947	6,039,340
Regency Centers Corp.	40,809	2,941,105
Retail Properties America, Inc.	94,219	1,466,990
Senior Housing Properties Trust (SBI)	92,568	1,968,921
SL Green Realty Corp.	38,559	3,787,265
Spirit Realty Capital, Inc.	189,986	2,262,733
Store Capital Corp.	59,422	1,621,626
Sun Communities, Inc.	24,598	1,892,324
Tanger Factory Outlet Centers, Inc.	37,030	1,288,644
Taubman Centers, Inc.	23,198	1,680,927
The Macerich Co.	56,705	4,013,580
UDR, Inc.	104,757	3,663,352
Ventas, Inc.	133,576	9,049,774
VEREIT, Inc.	383,003	3,600,228
Vornado Realty Trust	67,838	6,294,010
Weingarten Realty Investors (SBI)	46,321	1,677,283
Welltower, Inc.	141,200	9,676,436
Weyerhaeuser Co.	293,174	8,774,698
WP Carey, Inc.	41,040	2,492,770
		228,268,766
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	118,738	3,058,691
Howard Hughes Corp. (a)	14,258	1,565,956
Jones Lang LaSalle, Inc.	17,702	1,714,439
Realogy Holdings Corp.	56,943	1,303,425
		7,642,511

TOTAL REAL ESTATE		235,911,277

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.9%
CenturyLink, Inc. (b)	212,523	5,648,861
Frontier Communications Corp. (b)	461,112	1,853,670
Level 3 Communications, Inc. (a)	115,494	6,484,988
SBA Communications Corp. Class A (a)	49,213	5,574,849
Zayo Group Holdings, Inc. (a)	64,063	2,061,547
		21,623,915
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)(b)	296,939	1,829,144
Telephone & Data Systems, Inc.	38,005	982,049
U.S. Cellular Corp. (a)	5,212	182,681
		2,993,874

TOTAL TELECOMMUNICATION SERVICES		24,617,789

UTILITIES - 6.4%
Electric Utilities - 2.6%
Alliant Energy Corp.	89,580	3,408,519
Edison International	125,006	9,185,441
Entergy Corp.	70,570	5,199,598
Eversource Energy	125,372	6,902,982
FirstEnergy Corp.	168,210	5,767,921
Great Plains Energy, Inc.	85,054	2,418,936
Hawaiian Electric Industries, Inc.	42,459	1,252,541
OGE Energy Corp.	78,746	2,444,276
Pinnacle West Capital Corp.	43,696	3,326,576
PPL Corp.	268,263	9,212,151
Westar Energy, Inc.	55,788	3,197,768
Xcel Energy, Inc.	200,921	8,348,268
		60,664,977
Gas Utilities - 0.3%
Atmos Energy Corp.	40,021	2,977,162
National Fuel Gas Co.	29,156	1,527,191
UGI Corp.	67,976	3,146,609
		7,650,962
Independent Power and Renewable Electricity Producers - 0.3%
Calpine Corp. (a)	140,729	1,674,675
NRG Energy, Inc.	124,081	1,318,981
The AES Corp.	261,170	3,073,971
		6,067,627
Multi-Utilities - 2.9%
Ameren Corp.	95,890	4,789,706
Avangrid, Inc.	22,251	876,912
CenterPoint Energy, Inc.	170,745	3,892,986
CMS Energy Corp.	109,649	4,621,705
Consolidated Edison, Inc.	120,434	9,098,789
DTE Energy Co.	70,744	6,792,131
MDU Resources Group, Inc.	76,126	1,995,262
NiSource, Inc.	127,557	2,966,976
Public Service Enterprise Group, Inc.	199,828	8,408,762
SCANA Corp.	51,350	3,767,036
Sempra Energy	98,752	10,576,339
Vectren Corp.	33,105	1,665,513
WEC Energy Group, Inc.	124,949	7,461,954
		66,914,071
Water Utilities - 0.3%
American Water Works Co., Inc.	70,471	5,217,673
Aqua America, Inc.	70,066	2,151,026
		7,368,699

TOTAL UTILITIES		148,666,336

TOTAL COMMON STOCKS
(Cost $2,207,768,339)		2,317,525,908
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.55% 8/17/17 (c)
(Cost $995,617)	1,000,000	995,523
	Shares	Value

Money Market Funds - 10.9%
Fidelity Cash Central Fund, 0.41% (d)	20,036,695	$20,042,706
Fidelity Securities Lending Cash Central Fund 0.48% (d)(e)	232,494,221	232,540,720
TOTAL MONEY MARKET FUNDS
(Cost $252,545,158)		252,583,426
TOTAL INVESTMENT PORTFOLIO - 110.5%
(Cost $2,461,309,114)		2,571,104,857
NET OTHER ASSETS (LIABILITIES) - (10.5)%		(245,351,879)
NET ASSETS - 100%		$2,325,752,978

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
53 CME E-mini S&P MidCap 400 Index Contracts (United States)	Dec. 2016	7,986,040	$27,162

The face value of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $988,554.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$47,743
Fidelity Securities Lending Cash Central Fund	384,813
Total	$432,556

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$358,851,824	$358,851,824	$--	$--
Consumer Staples	124,769,504	124,769,504	--	--
Energy	139,546,710	139,546,710	--	--
Financials	284,135,248	284,135,248	--	--
Health Care	215,564,144	215,564,144	--	--
Industrials	300,388,757	300,388,757	--	--
Information Technology	353,870,215	353,870,215	--	--
Materials	131,204,104	131,204,104	--	--
Real Estate	235,911,277	235,911,277	--	--
Telecommunication Services	24,617,789	24,617,789	--	--
Utilities	148,666,336	148,666,336	--	--
U.S. Government and Government Agency Obligations	995,523	--	995,523	--
Money Market Funds	252,583,426	252,583,426	--	--
Total Investments in Securities:	$2,571,104,857	$2,570,109,334	$995,523	$--
Derivative Instruments:
Assets
Futures Contracts	$27,162	$27,162	$--	$--
Total Assets	$27,162	$27,162	$--	$--
Total Derivative Instruments:	$27,162	$27,162	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$27,162	$0
Total Equity Risk	$27,162	$0
Total Value of Derivatives	$27,162	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $227,162,408) — See accompanying schedule: Unaffiliated issuers (cost $2,208,763,957)	$2,318,521,431
Fidelity Central Funds (cost $252,545,157)	252,583,426
Total Investments (cost $2,461,309,114)		$2,571,104,857
Receivable for investments sold		683,207
Receivable for fund shares sold		7,705,969
Dividends receivable		1,546,633
Distributions receivable from Fidelity Central Funds		80,951
Receivable for daily variation margin for derivative instruments		164,932
Other receivables		8
Total assets		2,581,286,557
Liabilities
Payable for investments purchased	$20,692,274
Payable for fund shares redeemed	2,202,439
Accrued management fee	76,419
Other affiliated payables	57,233
Other payables and accrued expenses	595
Collateral on securities loaned, at value	232,504,619
Total liabilities		255,533,579
Net Assets		$2,325,752,978
Net Assets consist of:
Paid in capital		$2,196,254,197
Undistributed net investment income		17,088,432
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,587,411
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		109,822,938
Net Assets		$2,325,752,978
Investor Class:
Net Asset Value, offering price and redemption price per share ($43,862,860 ÷ 2,536,894 shares)		$17.29
Premium Class:
Net Asset Value, offering price and redemption price per share ($1,727,447,492 ÷ 99,764,624 shares)		$17.32
Institutional Class:
Net Asset Value, offering price and redemption price per share ($544,726,019 ÷ 31,452,869 shares)		$17.32
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($9,716,607 ÷ 561,057 shares)		$17.32

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2016 (Unaudited)
Investment Income
Dividends		$17,427,116
Interest		2,309
Income from Fidelity Central Funds (including $384,813 from security lending)		432,556
Total income		17,861,981
Expenses
Management fee	$625,339
Transfer agent fees	417,610
Independent trustees' fees and expenses	4,095
Miscellaneous	3,086
Total expenses before reductions	1,050,130
Expense reductions	(319,293)	730,837
Net investment income (loss)		17,131,144
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,920,530
Fidelity Central Funds	1,463
Foreign currency transactions	(133,718)
Futures contracts	1,280,827
Total net realized gain (loss)		16,069,102
Change in net unrealized appreciation (depreciation) on: Investment securities	13,761,937
Assets and liabilities in foreign currencies	59
Futures contracts	(225,441)
Total change in net unrealized appreciation (depreciation)		13,536,555
Net gain (loss)		29,605,657
Net increase (decrease) in net assets resulting from operations		$46,736,801

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2016 (Unaudited)	Year ended April 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,131,144	$23,957,024
Net realized gain (loss)	16,069,102	27,867,268
Change in net unrealized appreciation (depreciation)	13,536,555	(75,089,164)
Net increase (decrease) in net assets resulting from operations	46,736,801	(23,264,872)
Distributions to shareholders from net investment income	(7,160,003)	(18,893,181)
Distributions to shareholders from net realized gain	(3,997,720)	(38,624,139)
Total distributions	(11,157,723)	(57,517,320)
Share transactions - net increase (decrease)	711,915,615	343,400,046
Redemption fees	34,459	31,727
Total increase (decrease) in net assets	747,529,152	262,649,581
Net Assets
Beginning of period	1,578,223,826	1,315,574,245
End of period	$2,325,752,978	$1,578,223,826
Other Information
Undistributed net investment income end of period	$17,088,432	$7,117,291

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Index Fund Investor Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2016	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$16.84	$17.95	$16.26	$13.66	$11.68	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.27	.23	.20	.18	.09
Net realized and unrealized gain (loss)	.41	(.71)	1.88	2.65	1.99	1.64
Total from investment operations	.55	(.44)	2.11	2.85	2.17	1.73
Distributions from net investment income	(.06)	(.21)	(.19)	(.13)	(.15)	(.05)
Distributions from net realized gain	(.04)	(.46)	(.24)	(.11)	(.04)	–
Total distributions	(.10)	(.67)	(.42)C	(.25)D	(.19)	(.05)
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$17.29	$16.84	$17.95	$16.26	$13.66	$11.68
Total ReturnF,G	3.26%	(2.31)%	13.08%	20.99%	18.93%	17.37%
Ratios to Average Net AssetsH,I
Expenses before reductions	.24%J	.33%	.33%	.33%	.33%	.33%J
Expenses net of fee waivers, if any	.20%J	.22%	.22%	.22%	.25%	.26%J
Expenses net of all reductions	.20%J	.22%	.22%	.22%	.25%	.26%J
Net investment income (loss)	1.60%J	1.58%	1.31%	1.35%	1.56%	1.24%J
Supplemental Data
Net assets, end of period (000 omitted)	$43,863	$50,008	$35,791	$15,099	$5,140	$7,794
Portfolio turnover rateK	19%J	16%	8%	7%	5%	5%J

 A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.42 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.235 per share.

 D Total distributions of $.25 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.111 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Index Fund Premium Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2016	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$16.87	$17.98	$16.28	$13.68	$11.69	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.29	.25	.23	.21	.10
Net realized and unrealized gain (loss)	.41	(.71)	1.89	2.64	1.98	1.64
Total from investment operations	.56	(.42)	2.14	2.87	2.19	1.74
Distributions from net investment income	(.07)	(.23)	(.21)	(.16)	(.16)	(.05)
Distributions from net realized gain	(.04)	(.46)	(.24)	(.11)	(.04)	–
Total distributions	(.11)	(.69)	(.44)C	(.27)	(.20)	(.05)
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$17.32	$16.87	$17.98	$16.28	$13.68	$11.69
Total ReturnE,F	3.32%	(2.17)%	13.28%	21.14%	19.10%	17.48%
Ratios to Average Net AssetsG,H
Expenses before reductions	.11%I	.20%	.20%	.20%	.20%	.20%I
Expenses net of fee waivers, if any	.07%I	.08%	.08%	.08%	.09%	.12%I
Expenses net of all reductions	.07%I	.08%	.08%	.08%	.09%	.12%I
Net investment income (loss)	1.73%I	1.72%	1.45%	1.49%	1.72%	1.37%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,727,447	$1,249,498	$986,564	$519,385	$198,767	$18,896
Portfolio turnover rateJ	19%I	16%	8%	7%	5%	5%I

 A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.44 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.235 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Index Fund Institutional Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2016	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$16.87	$17.98	$16.29	$13.68	$11.70	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.29	.26	.23	.21	.10
Net realized and unrealized gain (loss)	.41	(.70)	1.88	2.65	1.98	1.65
Total from investment operations	.56	(.41)	2.14	2.88	2.19	1.75
Distributions from net investment income	(.07)	(.23)	(.21)	(.16)	(.16)	(.05)
Distributions from net realized gain	(.04)	(.46)	(.24)	(.11)	(.04)	–
Total distributions	(.11)	(.70)C	(.45)	(.27)	(.21)D	(.05)
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$17.32	$16.87	$17.98	$16.29	$13.68	$11.70
Total ReturnF,G	3.33%	(2.15)%	13.24%	21.24%	19.04%	17.59%
Ratios to Average Net AssetsH,I
Expenses before reductions	.08%J	.14%	.14%	.14%	.14%	.14%J
Expenses net of fee waivers, if any	.06%J	.06%	.06%	.06%	.07%	.08%J
Expenses net of all reductions	.06%J	.06%	.06%	.06%	.07%	.08%J
Net investment income (loss)	1.74%J	1.74%	1.47%	1.51%	1.74%	1.41%J
Supplemental Data
Net assets, end of period (000 omitted)	$544,726	$271,119	$268,052	$88,657	$42,952	$19,312
Portfolio turnover rateK	19%J	16%	8%	7%	5%	5%J

 A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.70 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.464 per share.

 D Total distributions of $.21 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.044 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Index Fund Institutional Premium Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2016	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$16.87	$17.98	$16.29	$13.68	$11.70	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.31	.26	.23	.22	.10
Net realized and unrealized gain (loss)	.41	(.72)	1.88	2.65	1.97	1.65
Total from investment operations	.56	(.41)	2.14	2.88	2.19	1.75
Distributions from net investment income	(.07)	(.24)	(.22)	(.16)	(.17)	(.05)
Distributions from net realized gain	(.04)	(.46)	(.24)	(.11)	(.04)	–
Total distributions	(.11)	(.70)	(.45)C	(.27)	(.21)	(.05)
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$17.32	$16.87	$17.98	$16.29	$13.68	$11.70
Total ReturnE,F	3.34%	(2.13)%	13.26%	21.26%	19.06%	17.60%
Ratios to Average Net AssetsG,H
Expenses before reductions	.06%I	.12%	.12%	.12%	.12%	.12%I
Expenses net of fee waivers, if any	.04%I	.04%	.04%	.04%	.05%	.06%I
Expenses net of all reductions	.04%I	.04%	.04%	.04%	.05%	.06%I
Net investment income (loss)	1.76%I	1.76%	1.49%	1.53%	1.77%	1.43%I
Supplemental Data
Net assets, end of period (000 omitted)	$9,717	$7,598	$25,167	$4,263	$996	$109
Portfolio turnover rateJ	19%I	16%	8%	7%	5%	5%I

 A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.45 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.235 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Advanced Micro Devices, Inc.	0.3	0.1
Microsemi Corp.	0.3	0.2
Medical Properties Trust, Inc.	0.3	0.2
Aspen Technology, Inc.	0.3	0.2
Curtiss-Wright Corp.	0.2	0.2
IDACORP, Inc.	0.2	0.2
Chambers Street Properties	0.2	0.2
Portland General Electric Co.	0.2	0.2
Cepheid, Inc.	0.2	0.1
Fair Isaac Corp.	0.2	0.2
	2.4

Top Market Sectors as of October 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.0	26.1
Information Technology	17.8	17.4
Industrials	14.1	12.9
Health Care	13.0	14.0
Consumer Discretionary	12.5	13.4
Real Estate	8.2	0.0
Materials	4.5	4.2
Utilities	3.9	4.0
Energy	3.2	2.9
Consumer Staples	3.1	3.5

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of October 31, 2016 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 3.6%

As of April 30, 2016 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Small Cap Index Fund

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	85,383	$1,530,063
Cooper Tire & Rubber Co.	62,009	2,278,831
Cooper-Standard Holding, Inc. (a)	16,383	1,495,276
Dana Holding Corp.	165,728	2,565,469
Dorman Products, Inc. (a)	29,602	1,901,632
Drew Industries, Inc.	26,573	2,379,612
Federal-Mogul Corp. Class A (a)	33,089	306,404
Fox Factory Holding Corp. (a)	25,478	552,873
Gentherm, Inc. (a)	41,296	1,162,482
Horizon Global Corp. (a)	19,715	395,089
Metaldyne Performance Group, Inc.	16,023	247,555
Modine Manufacturing Co. (a)	51,526	564,210
Motorcar Parts of America, Inc. (a)	20,802	545,844
Spartan Motors, Inc.	35,716	305,372
Standard Motor Products, Inc.	23,746	1,161,179
Stoneridge, Inc. (a)	29,466	436,686
Strattec Security Corp.	3,722	132,131
Superior Industries International, Inc.	28,483	697,834
Tenneco, Inc. (a)	63,194	3,480,094
Tower International, Inc.	24,085	522,645
Unique Fabricating, Inc.	7,389	92,289
Workhorse Group, Inc. (a)	12,363	82,090
		22,835,660
Automobiles - 0.0%
Winnebago Industries, Inc.	29,838	842,924
Distributors - 0.1%
Core-Mark Holding Co., Inc.	50,700	1,792,245
Weyco Group, Inc.	7,085	179,321
		1,971,566
Diversified Consumer Services - 1.0%
American Public Education, Inc. (a)	16,918	340,898
Apollo Education Group, Inc. Class A (non-vtg.) (a)	96,606	849,167
Ascent Capital Group, Inc. (a)	11,013	224,445
Bridgepoint Education, Inc. (a)	19,078	128,967
Bright Horizons Family Solutions, Inc. (a)	49,070	3,283,274
Cambium Learning Group, Inc. (a)	15,049	77,954
Capella Education Co.	12,707	928,882
Career Education Corp. (a)	76,441	549,611
Carriage Services, Inc.	16,158	381,975
Chegg, Inc. (a)(b)	87,845	584,169
Collectors Universe, Inc.	7,992	150,170
DeVry, Inc. (b)	69,330	1,573,791
Grand Canyon Education, Inc. (a)	49,847	2,175,323
Houghton Mifflin Harcourt Co. (a)	138,167	1,747,813
K12, Inc. (a)	37,012	401,210
Liberty Tax, Inc.	7,284	86,315
LifeLock, Inc. (a)	93,824	1,510,566
Regis Corp. (a)	42,414	537,810
Sotheby's Class A (Ltd. vtg.) (b)	55,225	1,981,473
Strayer Education, Inc. (a)	11,859	695,649
Weight Watchers International, Inc. (a)(b)	29,983	308,225
		18,517,687
Hotels, Restaurants & Leisure - 3.0%
Belmond Ltd. Class A (a)	93,018	1,204,583
Biglari Holdings, Inc. (a)	1,185	519,243
BJ's Restaurants, Inc. (a)	26,242	947,336
Bloomin' Brands, Inc.	126,385	2,186,461
Bob Evans Farms, Inc. (b)	22,343	920,978
Bojangles', Inc. (a)	11,116	164,517
Boyd Gaming Corp. (a)	91,875	1,640,888
Buffalo Wild Wings, Inc. (a)(b)	21,146	3,079,915
Caesars Acquisition Co. (a)	53,667	625,221
Caesars Entertainment Corp. (a)(b)	62,479	443,601
Carrols Restaurant Group, Inc. (a)	39,157	489,463
Century Casinos, Inc. (a)	23,390	148,293
Churchill Downs, Inc.	15,047	2,046,392
Chuy's Holdings, Inc. (a)(b)	18,554	526,934
ClubCorp Holdings, Inc.	72,716	839,870
Cracker Barrel Old Country Store, Inc. (b)	21,420	2,955,960
Dave & Buster's Entertainment, Inc. (a)	42,017	1,737,403
Del Frisco's Restaurant Group, Inc. (a)	27,194	388,874
Del Taco Restaurants, Inc. (a)(b)	24,906	333,989
Denny's Corp. (a)	88,459	917,320
DineEquity, Inc.	19,596	1,550,044
El Pollo Loco Holdings, Inc. (a)(b)	21,815	266,143
Eldorado Resorts, Inc. (a)(b)	30,977	374,822
Empire Resorts, Inc. (a)	3,724	71,315
Fiesta Restaurant Group, Inc. (a)	29,963	791,023
Fogo de Chao, Inc. (a)(b)	4,856	57,544
Golden Entertainment, Inc.	11,412	130,782
Habit Restaurants, Inc. Class A (a)(b)	14,214	201,128
Ilg, Inc.	126,404	2,070,498
International Speedway Corp. Class A	29,649	975,452
Intrawest Resorts Holdings, Inc. (a)	17,415	285,780
Isle of Capri Casinos, Inc. (a)	28,028	588,588
J. Alexanders Holdings, Inc. (a)	14,152	127,368
Jack in the Box, Inc.	36,440	3,415,521
Jamba, Inc. (a)(b)	13,457	141,971
Kona Grill, Inc. (a)	8,145	87,559
La Quinta Holdings, Inc. (a)	96,661	967,577
Lindblad Expeditions Holdings (a)	16,042	131,384
Luby's, Inc. (a)	18,994	79,585
Marcus Corp.	20,390	540,335
Marriott Vacations Worldwide Corp. (b)	25,106	1,596,239
Monarch Casino & Resort, Inc. (a)	11,503	272,046
Nathan's Famous, Inc. (a)(b)	3,199	170,507
Noodles & Co. (a)(b)	10,785	50,690
Papa John's International, Inc.	30,350	2,289,908
Penn National Gaming, Inc. (a)	84,292	1,089,896
Pinnacle Entertainment, Inc.	59,886	709,649
Planet Fitness, Inc. (a)	24,241	513,909
Popeyes Louisiana Kitchen, Inc. (a)	24,335	1,299,002
Potbelly Corp. (a)	25,621	334,354
Red Lion Hotels Corp. (a)	15,497	130,175
Red Robin Gourmet Burgers, Inc. (a)	15,436	710,056
Red Rock Resorts, Inc.	34,034	745,345
Ruby Tuesday, Inc. (a)	63,732	189,284
Ruth's Hospitality Group, Inc.	36,114	572,407
Scientific Games Corp. Class A (a)(b)	58,488	725,251
SeaWorld Entertainment, Inc. (b)	75,318	1,055,205
Shake Shack, Inc. Class A (a)(b)	17,901	570,863
Sonic Corp.	52,119	1,194,046
Speedway Motorsports, Inc.	13,668	257,095
Texas Roadhouse, Inc. Class A (b)	73,991	2,998,115
The Cheesecake Factory, Inc.	50,742	2,698,967
Wingstop, Inc.	17,988	481,359
Zoe's Kitchen, Inc. (a)(b)	21,107	478,496
		56,104,524
Household Durables - 1.3%
Bassett Furniture Industries, Inc.	11,021	252,932
Beazer Homes U.S.A., Inc. (a)	34,006	347,881
Cavco Industries, Inc. (a)	9,604	887,410
Century Communities, Inc. (a)	16,360	322,292
CSS Industries, Inc.	9,386	235,589
Ethan Allen Interiors, Inc.	28,119	863,253
Flexsteel Industries, Inc.	6,969	292,001
GoPro, Inc. Class A (a)(b)	111,974	1,431,028
Green Brick Partners, Inc. (a)(b)	25,156	192,443
Helen of Troy Ltd. (a)	31,393	2,558,530
Hooker Furniture Corp.	12,210	321,123
Hovnanian Enterprises, Inc. Class A (a)(b)	129,230	201,599
Installed Building Products, Inc. (a)(b)	22,720	750,896
iRobot Corp. (a)(b)	29,654	1,503,458
KB Home	93,498	1,359,461
La-Z-Boy, Inc.	54,857	1,283,654
LGI Homes, Inc. (a)(b)	17,724	527,466
Libbey, Inc.	23,726	379,853
Lifetime Brands, Inc.	12,456	176,252
M.D.C. Holdings, Inc.	45,993	1,090,494
M/I Homes, Inc. (a)(b)	27,241	585,954
Meritage Homes Corp. (a)(b)	42,960	1,329,612
NACCO Industries, Inc. Class A	4,252	311,034
New Home Co. LLC (a)	13,613	136,402
Taylor Morrison Home Corp. (a)	33,312	568,303
TopBuild Corp. (a)	42,851	1,291,101
TRI Pointe Homes, Inc. (a)	166,664	1,804,971
UCP, Inc. (a)	7,894	71,835
Universal Electronics, Inc. (a)	16,039	1,125,136
WCI Communities, Inc. (a)	23,607	546,502
William Lyon Homes, Inc. (a)(b)	26,032	464,932
Zagg, Inc. (a)	29,784	193,596
		23,406,993
Internet & Direct Marketing Retail - 0.6%
1-800-FLOWERS.com, Inc. Class A (a)	30,836	294,484
Blue Nile, Inc.	12,160	424,749
Duluth Holdings, Inc. (b)	10,355	281,138
Etsy, Inc. (a)	116,030	1,506,069
FTD Companies, Inc. (a)	18,960	381,475
Gaia, Inc. Class A (a)	13,154	97,340
HSN, Inc.	34,828	1,313,016
Lands' End, Inc. (a)(b)	16,301	254,296
Liberty TripAdvisor Holdings, Inc. (a)	80,873	1,795,381
NutriSystem, Inc.	32,695	1,036,432
Overstock.com, Inc. (a)	14,031	205,554
PetMed Express, Inc. (b)	22,667	450,393
Shutterfly, Inc. (a)	38,586	1,890,714
Wayfair LLC Class A (a)(b)	35,022	1,167,283
		11,098,324
Leisure Products - 0.3%
Arctic Cat, Inc.	14,339	214,942
Callaway Golf Co.	103,881	1,060,625
Escalade, Inc.	11,202	136,104
JAKKS Pacific, Inc. (a)(b)	14,952	100,178
Johnson Outdoors, Inc. Class A	5,604	201,632
Malibu Boats, Inc. Class A (a)	19,400	284,598
Marine Products Corp.	11,332	105,954
MCBC Holdings, Inc. (a)	8,220	91,571
Nautilus, Inc. (a)	33,423	588,245
Performance Sports Group Ltd. (a)(b)	44,791	67,187
Smith & Wesson Holding Corp. (a)(b)	61,468	1,624,599
Sturm, Ruger & Co., Inc. (b)	20,482	1,259,643
		5,735,278
Media - 1.5%
AMC Entertainment Holdings, Inc. Class A	24,375	766,594
Carmike Cinemas, Inc. (a)(b)	26,221	856,116
Central European Media Enterprises Ltd. Class A (a)(b)	84,125	206,106
Daily Journal Corp. (a)(b)	1,233	260,410
E.W. Scripps Co. Class A (a)(b)	67,618	896,615
Entercom Communications Corp. Class A	27,932	368,702
Entravision Communication Corp. Class A	71,096	476,343
Eros International PLC (a)(b)	32,268	572,757
Gannett Co., Inc.	131,606	1,022,579
Global Eagle Entertainment, Inc. (a)(b)	53,791	433,018
Gray Television, Inc. (a)	72,398	644,342
Hemisphere Media Group, Inc. (a)(b)	6,397	74,845
IMAX Corp. (a)	65,985	1,996,046
Liberty Media Corp.:
Liberty Braves Class A (a)	12,309	208,638
Liberty Braves Class C (a)	33,854	564,346
Liberty Media Class A (a)	25,006	695,917
Liberty Media Class C (a)	52,227	1,431,542
Loral Space & Communications Ltd. (a)	14,033	544,480
MDC Partners, Inc. Class A	55,971	472,955
Media General, Inc. (a)	121,483	2,046,989
Meredith Corp.	42,225	1,914,904
MSG Network, Inc. Class A (a)	67,366	1,286,691
National CineMedia, Inc.	68,132	944,991
New Media Investment Group, Inc.	42,424	610,906
Nexstar Broadcasting Group, Inc. Class A (b)	33,559	1,637,679
Radio One, Inc. Class D (non-vtg.) (a)	26,626	66,565
Reading International, Inc. Class A (a)	18,060	238,211
Saga Communications, Inc. Class A	4,041	169,722
Salem Communications Corp. Class A	11,816	64,397
Scholastic Corp.	30,537	1,168,040
Sinclair Broadcast Group, Inc. Class A	73,299	1,839,805
The New York Times Co. Class A	139,004	1,515,144
Time, Inc.	115,356	1,499,628
Townsquare Media, Inc. (a)	9,160	76,761
Tribune Publishing Co.	28,778	346,199
World Wrestling Entertainment, Inc. Class A (b)	41,235	729,035
		28,648,018
Multiline Retail - 0.2%
Big Lots, Inc. (b)	49,410	2,144,394
Fred's, Inc. Class A	38,722	353,532
Ollie's Bargain Outlet Holdings, Inc. (a)	22,944	627,518
Sears Holdings Corp. (a)(b)	11,997	133,287
Tuesday Morning Corp. (a)	48,518	240,164
		3,498,895
Specialty Retail - 2.5%
Aarons, Inc. Class A	73,276	1,810,650
Abercrombie & Fitch Co. Class A (b)	76,515	1,117,884
America's Car Mart, Inc. (a)(b)	8,503	347,348
American Eagle Outfitters, Inc.	186,383	3,175,966
Armstrong Flooring, Inc. (a)	25,264	409,024
Asbury Automotive Group, Inc. (a)	22,678	1,155,444
Ascena Retail Group, Inc. (a)(b)	195,342	955,222
Barnes & Noble Education, Inc. (a)	46,450	432,450
Barnes & Noble, Inc.	71,471	736,151
Big 5 Sporting Goods Corp.	19,116	296,298
Boot Barn Holdings, Inc. (a)(b)	14,347	183,642
Build-A-Bear Workshop, Inc. (a)	14,343	193,631
Caleres, Inc.	48,623	1,216,061
Chico's FAS, Inc.	146,349	1,707,893
Citi Trends, Inc.	15,747	312,735
Conn's, Inc. (a)(b)	22,467	213,437
Destination XL Group, Inc. (a)(b)	42,627	172,639
DSW, Inc. Class A (b)	75,068	1,559,162
Express, Inc.(a)	83,690	1,005,954
Finish Line, Inc. Class A (b)	46,933	924,111
Five Below, Inc. (a)(b)	59,492	2,235,709
Francesca's Holdings Corp. (a)	42,603	684,630
Genesco, Inc. (a)(b)	22,904	1,232,235
GNC Holdings, Inc.	75,946	1,019,955
Group 1 Automotive, Inc.	23,253	1,401,458
Guess?, Inc.	69,463	937,751
Haverty Furniture Companies, Inc.	20,228	359,047
Hibbett Sports, Inc. (a)(b)	25,912	1,006,681
Kirkland's, Inc. (a)	15,557	189,951
Lithia Motors, Inc. Class A (sub. vtg.)	26,366	2,261,675
Lumber Liquidators Holdings, Inc. (a)(b)	29,775	461,810
MarineMax, Inc. (a)	27,091	540,465
Monro Muffler Brake, Inc. (b)	34,887	1,918,785
Office Depot, Inc.	614,717	1,936,359
Party City Holdco, Inc. (a)	30,848	501,280
Pier 1 Imports, Inc. (b)	88,612	381,918
Rent-A-Center, Inc.	56,635	571,447
Restoration Hardware Holdings, Inc. (a)(b)	43,106	1,248,781
Sears Hometown & Outlet Stores, Inc. (a)	10,986	53,282
Select Comfort Corp. (a)(b)	52,148	1,000,720
Shoe Carnival, Inc.	15,377	390,114
Sonic Automotive, Inc. Class A (sub. vtg.)	32,653	584,489
Sportsman's Warehouse Holdings, Inc. (a)	27,730	255,116
Stage Stores, Inc.	27,438	139,659
Stein Mart, Inc.	32,899	198,052
Tailored Brands, Inc.	55,113	870,785
The Buckle, Inc. (b)	33,044	688,967
The Cato Corp. Class A (sub. vtg.)	29,040	861,617
The Children's Place Retail Stores, Inc. (b)	20,798	1,579,608
The Container Store Group, Inc. (a)(b)	16,887	82,409
Tile Shop Holdings, Inc. (a)(b)	36,870	624,947
Tilly's, Inc. (a)	12,415	115,211
Vitamin Shoppe, Inc. (a)(b)	27,577	690,804
West Marine, Inc. (a)	24,233	193,864
Winmark Corp.	2,583	276,252
Zumiez, Inc. (a)	20,476	455,591
		45,877,126
Textiles, Apparel & Luxury Goods - 0.8%
Columbia Sportswear Co.	30,480	1,726,387
Crocs, Inc. (a)	80,446	618,630
Culp, Inc.	11,592	324,576
Deckers Outdoor Corp. (a)(b)	35,956	1,876,544
Delta Apparel, Inc. (a)	7,610	125,565
Fossil Group, Inc. (a)(b)	46,558	1,269,637
G-III Apparel Group Ltd. (a)	47,692	1,245,715
Iconix Brand Group, Inc. (a)(b)	46,329	365,073
Movado Group, Inc.	18,248	402,368
Oxford Industries, Inc.	17,260	1,082,547
Perry Ellis International, Inc. (a)	13,463	250,277
Sequential Brands Group, Inc. (a)	42,227	304,034
Steven Madden Ltd. (a)	68,872	2,300,325
Superior Uniform Group, Inc.	8,814	156,801
Unifi, Inc. (a)	18,128	521,180
Vera Bradley, Inc. (a)	21,817	291,693
Vince Holding Corp. (a)(b)	24,571	133,912
Wolverine World Wide, Inc.	108,951	2,326,104
		15,321,368

TOTAL CONSUMER DISCRETIONARY		233,858,363

CONSUMER STAPLES - 3.1%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)(b)	9,816	1,523,934
Coca-Cola Bottling Co. Consolidated	5,322	751,999
Craft Brew Alliance, Inc. (a)	13,666	219,339
MGP Ingredients, Inc.	14,084	495,898
National Beverage Corp. (a)(b)	13,111	619,364
Primo Water Corp. (a)	22,588	295,677
		3,906,211
Food & Staples Retailing - 0.6%
AdvancePierre Foods Holdings, Inc.	24,407	682,420
Andersons, Inc.	30,140	1,146,827
Chefs' Warehouse Holdings (a)(b)	20,835	237,519
Ingles Markets, Inc. Class A	15,947	629,907
Natural Grocers by Vitamin Cottage, Inc. (a)	9,610	114,167
Performance Food Group Co.	42,393	1,017,432
PriceSmart, Inc.	22,271	2,025,547
Smart & Final Stores, Inc. (a)(b)	24,757	297,084
SpartanNash Co.	41,804	1,170,512
SUPERVALU, Inc. (a)	296,566	1,272,268
United Natural Foods, Inc. (a)(b)	55,053	2,297,912
Village Super Market, Inc. Class A	7,976	238,482
Weis Markets, Inc.	10,951	609,204
		11,739,281
Food Products - 1.4%
Alico, Inc.	3,514	91,891
Amplify Snack Brands, Inc. (a)(b)	31,646	458,551
B&G Foods, Inc. Class A	73,467	3,115,001
Cal-Maine Foods, Inc. (b)	34,421	1,330,372
Calavo Growers, Inc.	17,329	1,025,010
Darling International, Inc. (a)	184,344	2,507,078
Dean Foods Co.	101,995	1,862,429
Farmer Brothers Co. (a)(b)	8,771	286,812
Fresh Del Monte Produce, Inc.	35,905	2,166,867
Freshpet, Inc. (a)(b)	24,143	205,216
Inventure Foods, Inc. (a)	20,505	173,472
J&J Snack Foods Corp.	16,738	2,044,547
John B. Sanfilippo & Son, Inc.	9,407	476,747
Lancaster Colony Corp.	20,980	2,741,037
Landec Corp. (a)	29,280	387,960
Lifeway Foods, Inc. (a)	5,014	89,650
Limoneira Co. (b)	12,853	253,076
Omega Protein Corp. (a)	23,852	531,900
Sanderson Farms, Inc. (b)	22,385	2,014,202
Seaboard Corp. (a)	302	1,022,270
Seneca Foods Corp. Class A (a)	7,203	211,768
Snyders-Lance, Inc. (b)	90,004	3,201,442
Tootsie Roll Industries, Inc. (b)	19,369	686,631
		26,883,929
Household Products - 0.3%
Central Garden & Pet Co. (a)	12,747	310,007
Central Garden & Pet Co. Class A (non-vtg.) (a)	36,045	841,290
HRG Group, Inc. (a)	132,879	1,998,500
Oil-Dri Corp. of America	5,803	195,909
Orchids Paper Products Co. (b)	9,705	249,030
WD-40 Co.	15,733	1,677,531
		5,272,267
Personal Products - 0.4%
Avon Products, Inc.	492,376	3,225,063
Inter Parfums, Inc.	19,627	639,840
LifeVantage Corp. (a)(b)	14,928	122,410
MediFast, Inc.	11,763	482,989
Natural Health Trends Corp. (b)	8,027	187,270
Nature's Sunshine Products, Inc.	9,308	116,815
Nutraceutical International Corp. (a)	8,886	255,917
Revlon, Inc. (a)	12,831	436,254
Synutra International, Inc. (a)	22,586	88,085
USANA Health Sciences, Inc. (a)	5,811	746,714
		6,301,357
Tobacco - 0.2%
Alliance One International, Inc. (a)	9,143	135,774
Turning Point Brands, Inc.	6,438	79,509
Universal Corp.	24,616	1,334,187
Vector Group Ltd. (b)	103,745	2,172,420
		3,721,890

TOTAL CONSUMER STAPLES		57,824,935

ENERGY - 3.2%
Energy Equipment & Services - 1.0%
Archrock, Inc.	78,764	913,662
Atwood Oceanics, Inc. (b)	66,744	509,257
Bristow Group, Inc.	36,417	364,534
Carbo Ceramics, Inc. (b)	21,002	128,112
Dawson Geophysical Co. (a)	22,693	148,639
Era Group, Inc. (a)	20,887	157,697
Exterran Corp. (a)	36,226	572,733
Fairmount Santrol Holidings, Inc. (a)	87,766	753,910
Forum Energy Technologies, Inc. (a)	66,977	1,205,586
Geospace Technologies Corp. (a)	14,270	262,996
Helix Energy Solutions Group, Inc. (a)	127,164	1,108,870
Hornbeck Offshore Services, Inc. (a)(b)	35,079	139,264
Independence Contract Drilling, Inc. (a)	34,438	137,063
Matrix Service Co. (a)	28,936	512,167
McDermott International, Inc. (a)(b)	269,531	1,385,389
Natural Gas Services Group, Inc. (a)	13,212	286,700
Newpark Resources, Inc. (a)	94,828	597,416
Oil States International, Inc. (a)	57,277	1,675,352
Parker Drilling Co. (a)	132,598	265,196
PHI, Inc. (non-vtg.) (a)	12,858	200,328
Pioneer Energy Services Corp. (a)	68,902	244,602
RigNet, Inc. (a)	13,788	206,820
SEACOR Holdings, Inc. (a)(b)	18,255	900,154
Seadrill Ltd. (a)	425,416	906,136
Tesco Corp.	50,527	346,110
TETRA Technologies, Inc. (a)	103,320	563,094
Tidewater, Inc. (b)	51,762	89,548
U.S. Silica Holdings, Inc.	71,586	3,306,557
Unit Corp. (a)	57,059	977,421
Willbros Group, Inc. (a)	46,383	70,502
		18,935,815
Oil, Gas & Consumable Fuels - 2.2%
Abraxas Petroleum Corp. (a)	132,717	215,002
Adams Resources & Energy, Inc.	2,235	81,667
Alon U.S.A. Energy, Inc.	34,528	278,296
Ardmore Shipping Corp.	30,733	179,788
Bill Barrett Corp. (a)(b)	53,458	277,447
California Resources Corp.	34,265	351,559
Callon Petroleum Co. (a)	163,777	2,127,463
Carrizo Oil & Gas, Inc. (a)	62,012	2,097,866
Clayton Williams Energy, Inc. (a)	6,697	584,715
Clean Energy Fuels Corp. (a)(b)	95,639	393,076
Cobalt International Energy, Inc. (a)(b)	440,890	416,244
Contango Oil & Gas Co. (a)	24,025	188,116
CVR Energy, Inc. (b)	17,303	229,438
Delek U.S. Holdings, Inc.	69,406	1,172,961
Denbury Resources, Inc. (a)(b)	396,778	948,299
DHT Holdings, Inc.	105,731	430,325
Dorian Lpg Ltd. (a)	26,660	150,096
Earthstone Energy, Inc. (a)	2,437	20,788
Eclipse Resources Corp. (a)	61,630	168,866
EP Energy Corp. (a)(b)	41,148	146,487
Erin Energy Corp. (a)(b)	14,124	30,367
Evolution Petroleum Corp.	26,082	200,831
EXCO Resources, Inc. (a)(b)	151,392	163,503
Frontline Ltd. (NY Shares) (b)	70,845	507,959
GasLog Ltd. (b)	45,942	705,210
Gener8 Maritime, Inc. (a)	41,768	176,261
Golar LNG Ltd. (b)	99,761	2,183,768
Green Plains, Inc.	40,741	1,059,266
Isramco, Inc. (a)(b)	809	77,664
Jones Energy, Inc. (a)(b)	61,423	251,834
Matador Resources Co. (a)(b)	92,564	2,018,821
Navios Maritime Acquisition Corp. (b)	85,941	109,145
Nordic American Tanker Shipping Ltd. (b)	111,477	910,767
Northern Oil & Gas, Inc. (a)(b)	49,497	103,944
Oasis Petroleum, Inc. (a)	261,118	2,739,128
Overseas Shipholding Group, Inc.	41,680	365,117
Pacific Ethanol, Inc. (a)	30,883	230,078
Panhandle Royalty Co. Class A	16,455	296,190
Par Pacific Holdings, Inc. (a)(b)	35,767	455,672
PDC Energy, Inc. (a)	62,707	3,845,820
Renewable Energy Group, Inc. (a)	44,550	389,813
Rex American Resources Corp. (a)(b)	6,503	513,672
Ring Energy, Inc. (a)	39,027	360,219
RSP Permian, Inc. (a)	110,074	3,973,671
Sanchez Energy Corp. (a)(b)	60,457	385,111
Scorpio Tankers, Inc.	185,972	712,273
SemGroup Corp. Class A	74,261	2,394,917
Ship Finance International Ltd. (NY Shares) (b)	68,462	866,044
Synergy Resources Corp. (a)(b)	207,287	1,417,843
Teekay Corp.	52,912	345,515
Teekay Tankers Ltd. (b)	125,474	267,260
W&T Offshore, Inc. (a)(b)	39,707	57,575
Western Refining, Inc.	90,316	2,605,617
Westmoreland Coal Co. (a)(b)	20,837	185,033
		41,364,407

TOTAL ENERGY		60,300,222

FINANCIALS - 18.0%
Banks - 10.3%
1st Source Corp.	18,356	634,383
Access National Corp.	9,452	222,784
ACNB Corp.	6,614	177,917
Allegiance Bancshares, Inc. (a)	11,810	311,194
American National Bankshares, Inc.	9,629	260,464
Ameris Bancorp	37,607	1,365,134
Ames National Corp.	9,520	257,992
Arrow Financial Corp.	12,355	390,418
Atlantic Capital Bancshares, Inc. (a)	18,844	283,602
Banc of California, Inc. (b)	54,690	727,377
BancFirst Corp.	8,530	611,601
Banco Latinoamericano de Comercio Exterior SA Series E	34,136	920,648
Bancorp, Inc., Delaware (a)	56,924	354,637
BancorpSouth, Inc.	96,728	2,273,108
Bank of Marin Bancorp	6,453	327,490
Bank of the Ozarks, Inc.	99,058	3,661,184
Bankwell Financial Group, Inc.	6,007	148,133
Banner Corp.	33,602	1,516,794
Bar Harbor Bankshares	6,716	244,127
BBCN Bancorp, Inc.	142,941	2,307,068
Berkshire Hills Bancorp, Inc.	33,985	1,004,257
Blue Hills Bancorp, Inc.	27,216	423,209
BNC Bancorp	45,359	1,129,439
Boston Private Financial Holdings, Inc.	94,061	1,236,902
Bridge Bancorp, Inc.	18,568	511,548
Brookline Bancorp, Inc., Delaware	76,941	984,845
Bryn Mawr Bank Corp.	19,315	606,491
C & F Financial Corp.	3,371	140,908
California First National Bancorp	2,295	32,360
Camden National Corp.	17,104	564,774
Capital Bank Financial Corp. Series A	32,117	1,051,832
Capital City Bank Group, Inc.	11,985	180,254
Cardinal Financial Corp.	35,495	932,809
Carolina Financial Corp.	11,176	254,813
Cascade Bancorp (a)	36,302	221,805
Cathay General Bancorp	82,862	2,481,717
Centerstate Banks of Florida, Inc.	52,156	974,274
Central Pacific Financial Corp.	34,808	892,129
Central Valley Community Bancorp	9,486	135,840
Century Bancorp, Inc. Class A (non-vtg.)	3,186	144,485
Chemical Financial Corp.	73,264	3,146,689
Chemung Financial Corp.	3,481	99,209
Citizens & Northern Corp.	13,419	280,725
City Holding Co.	16,436	859,110
CNB Financial Corp., Pennsylvania	16,391	320,444
CoBiz, Inc.	40,907	520,337
Codorus Valley Bancorp, Inc.	9,674	202,187
Columbia Banking Systems, Inc.	64,670	2,135,403
Community Bank System, Inc.	47,575	2,241,258
Community Trust Bancorp, Inc.	17,253	630,597
ConnectOne Bancorp, Inc.	32,352	593,659
County Bancorp, Inc.	5,094	100,352
CU Bancorp (a)	18,572	436,442
Customers Bancorp, Inc. (a)	27,496	744,317
CVB Financial Corp.	112,722	1,891,475
Eagle Bancorp, Inc. (a)	33,946	1,668,446
Enterprise Bancorp, Inc.	10,044	262,148
Enterprise Financial Services Corp.	21,630	715,953
Equity Bancshares, Inc.	5,349	139,234
Farmers Capital Bank Corp.	8,765	275,221
Farmers National Banc Corp.	28,724	301,602
FCB Financial Holdings, Inc. Class A (a)	33,162	1,236,943
Fidelity Southern Corp.	24,131	439,908
Financial Institutions, Inc.	14,923	400,683
First Bancorp, North Carolina	21,876	432,489
First Bancorp, Puerto Rico (a)	135,430	694,756
First Busey Corp.	34,599	799,583
First Business Finance Services, Inc.	9,388	176,964
First Citizen Bancshares, Inc.	8,416	2,449,056
First Commonwealth Financial Corp.	100,495	1,021,029
First Community Bancshares, Inc.	17,555	397,621
First Community Financial Partners, Inc. (a)(b)	14,181	135,429
First Connecticut Bancorp, Inc.	15,867	281,639
First Financial Bancorp, Ohio	68,926	1,481,909
First Financial Bankshares, Inc. (b)	70,877	2,565,747
First Financial Corp., Indiana	11,382	456,418
First Financial Northwest, Inc.	9,691	154,087
First Foundation, Inc. (a)	14,364	355,365
First Internet Bancorp	5,433	142,616
First Interstate Bancsystem, Inc.	22,105	705,150
First Merchants Corp.	46,315	1,303,767
First Mid-Illinois Bancshares, Inc.	9,292	246,145
First Midwest Bancorp, Inc., Delaware	89,184	1,722,143
First NBC Bank Holding Co. (a)	16,895	91,233
First Northwest Bancorp (a)	12,006	164,362
First of Long Island Corp.	15,477	494,490
Flushing Financial Corp.	31,485	674,409
FNB Corp., Pennsylvania	233,753	3,055,152
Franklin Financial Network, Inc. (a)	10,358	337,671
Fulton Financial Corp.	189,939	2,830,091
German American Bancorp, Inc.	15,585	606,724
Glacier Bancorp, Inc.	84,486	2,387,574
Great Southern Bancorp, Inc.	12,606	521,258
Great Western Bancorp, Inc.	66,138	2,132,289
Green Bancorp, Inc. (a)	22,020	227,907
Guaranty Bancorp	17,088	324,672
Hancock Holding Co.	86,290	2,895,030
Hanmi Financial Corp.	35,352	883,800
HarborOne Bancorp, Inc.	15,704	268,067
Heartland Financial U.S.A., Inc.	24,753	927,000
Heritage Commerce Corp.	30,326	329,037
Heritage Financial Corp., Washington	32,277	593,897
Heritage Oaks Bancorp	28,012	222,695
Hilltop Holdings, Inc.	83,554	2,063,784
Home Bancshares, Inc.	135,257	2,909,378
HomeTrust Bancshares, Inc. (a)	19,152	356,227
Horizon Bancorp Industries	14,955	433,695
IBERIABANK Corp.	45,727	3,001,978
Independent Bank Corp.	22,074	370,843
Independent Bank Corp., Massachusetts	28,994	1,599,019
Independent Bank Group, Inc.	12,471	602,349
International Bancshares Corp.	62,505	1,928,279
Investors Bancorp, Inc.	327,665	4,017,173
Lakeland Bancorp, Inc.	43,918	621,440
Lakeland Financial Corp.	26,907	991,254
LCNB Corp.	9,265	159,358
LegacyTexas Financial Group, Inc.	49,547	1,695,003
Live Oak Bancshares, Inc. (b)	21,039	335,572
Macatawa Bank Corp.	30,804	250,437
MainSource Financial Group, Inc.	26,247	655,125
MB Financial, Inc.	83,835	3,050,756
MBT Financial Corp.	21,527	189,438
Mercantile Bank Corp.	18,632	512,753
Merchants Bancshares, Inc.	6,432	276,576
Middleburg Financial Corp.	4,809	145,809
Midland States Bancorp, Inc.	3,863	98,622
MidWestOne Financial Group, Inc.	8,742	254,217
MutualFirst Financial, Inc.	5,886	160,982
National Bank Holdings Corp.	27,196	661,951
National Bankshares, Inc. (b)	8,049	279,703
National Commerce Corp. (a)	9,732	275,416
NBT Bancorp, Inc.	46,912	1,581,404
Nicolet Bankshares, Inc. (a)	8,150	315,894
Northrim Bancorp, Inc.	7,760	190,508
OFG Bancorp	49,688	529,177
Old Line Bancshares, Inc.	9,633	189,626
Old National Bancorp, Indiana	144,007	2,116,903
Old Second Bancorp, Inc.	30,502	236,391
Opus Bank	18,523	371,386
Orrstown Financial Services, Inc.	8,756	183,000
Pacific Continental Corp.	23,504	403,094
Pacific Mercantile Bancorp (a)	16,897	94,623
Pacific Premier Bancorp, Inc. (a)	30,597	790,932
Park National Corp.	14,947	1,448,813
Park Sterling Corp.	55,893	481,239
Peapack-Gladstone Financial Corp.	18,120	383,238
Penns Woods Bancorp, Inc. (b)	5,295	225,038
People's Utah Bancorp	13,920	279,096
Peoples Bancorp, Inc.	18,054	447,198
Peoples Financial Services Corp.	7,514	299,358
Pinnacle Financial Partners, Inc.	48,100	2,481,960
Preferred Bank, Los Angeles	13,911	527,505
Premier Financial Bancorp, Inc.	9,437	158,730
PrivateBancorp, Inc.	87,508	3,958,862
Prosperity Bancshares, Inc.	74,730	4,145,273
QCR Holdings, Inc.	13,327	433,128
Renasant Corp.	45,769	1,544,246
Republic Bancorp, Inc., Kentucky Class A	10,523	332,948
Republic First Bancorp, Inc. (a)(b)	35,538	140,375
S&T Bancorp, Inc.	38,395	1,205,219
Sandy Spring Bancorp, Inc.	26,593	842,998
Seacoast Banking Corp., Florida (a)	33,515	583,496
ServisFirst Bancshares, Inc.	25,806	1,397,137
Shore Bancshares, Inc.	13,427	171,463
Sierra Bancorp	12,360	220,750
Simmons First National Corp. Class A	33,371	1,646,859
South State Corp.	26,353	1,932,993
Southern First Bancshares, Inc. (a)	6,492	172,363
Southern National Bancorp of Virginia, Inc.	11,731	153,911
Southside Bancshares, Inc.	28,731	937,205
Southwest Bancorp, Inc., Oklahoma	21,053	392,638
State Bank Financial Corp.	39,579	872,717
Sterling Bancorp	140,843	2,535,174
Stock Yards Bancorp, Inc.	24,681	841,622
Stonegate Bank	14,354	497,223
Suffolk Bancorp	12,814	461,304
Summit Financial Group, Inc. (b)	9,319	184,237
Sun Bancorp, Inc.	11,660	268,180
Texas Capital Bancshares, Inc. (a)	51,720	3,066,996
The First Bancorp, Inc.	12,061	285,484
Tompkins Financial Corp.	16,193	1,283,781
TowneBank	62,105	1,540,204
Trico Bancshares	22,759	599,017
TriState Capital Holdings, Inc. (a)	25,025	441,691
Triumph Bancorp, Inc. (a)	16,936	315,010
Trustmark Corp.	75,113	2,079,128
UMB Financial Corp.	49,489	3,070,792
Umpqua Holdings Corp.	244,956	3,742,928
Union Bankshares Corp.	48,385	1,351,393
Union Bankshares, Inc. (b)	4,339	143,187
United Bankshares, Inc., West Virginia (b)	72,243	2,723,561
United Community Bank, Inc.	79,178	1,707,869
Univest Corp. of Pennsylvania	28,068	666,615
Valley National Bancorp	275,200	2,713,472
Veritex Holdings, Inc. (a)	8,789	154,950
Washington Trust Bancorp, Inc.	16,719	767,402
WashingtonFirst Bankshares, Inc.	8,577	209,708
Webster Financial Corp.	101,963	4,119,305
WesBanco, Inc.	45,360	1,492,798
West Bancorp., Inc.	17,355	334,952
Westamerica Bancorp. (b)	27,776	1,376,579
Wintrust Financial Corp.	56,518	3,049,146
Xenith Bankshares, Inc. (a)	82,260	192,488
Yadkin Financial Corp.	55,318	1,534,521
		192,499,907
Capital Markets - 1.3%
Arlington Asset Investment Corp. (b)	25,542	364,740
Associated Capital Group, Inc.	4,674	158,682
B. Riley Financial, Inc.	10,008	128,102
BGC Partners, Inc. Class A	242,288	2,081,254
Calamos Asset Management, Inc. Class A	17,666	114,122
Cohen & Steers, Inc.	23,366	868,748
Cowen Group, Inc. Class A (a)(b)	110,391	358,771
Diamond Hill Investment Group, Inc.	3,325	605,183
Evercore Partners, Inc. Class A	43,691	2,348,391
FBR & Co.	6,112	84,957
Fifth Street Asset Management, Inc. Class A	4,973	25,860
Financial Engines, Inc. (b)	59,615	1,648,355
Gain Capital Holdings, Inc.	39,845	183,287
GAMCO Investors, Inc. Class A	4,745	134,805
Greenhill & Co., Inc.	31,368	735,580
Hennessy Advisors, Inc.	3,140	90,683
Houlihan Lokey	13,426	327,192
INTL FCStone, Inc. (a)	17,169	616,367
Investment Technology Group, Inc.	37,186	569,318
Janus Capital Group, Inc.	161,801	2,074,289
KCG Holdings, Inc. Class A (a)	58,954	752,253
Ladenburg Thalmann Financial Services, Inc. (a)	109,148	222,662
Manning & Napier, Inc. Class A	16,027	110,586
Medley Management, Inc. (b)	5,563	49,233
Moelis & Co. Class A	21,197	538,404
OM Asset Management Ltd.	44,122	620,797
Oppenheimer Holdings, Inc. Class A (non-vtg.)	10,488	146,832
Paragon Commercial Corp.	859	33,097
Piper Jaffray Companies (a)	15,873	897,618
PJT Partners, Inc. (b)	20,004	550,910
Pzena Investment Management, Inc.	15,640	113,859
Safeguard Scientifics, Inc. (a)(b)	21,645	255,411
Silvercrest Asset Management Group Class A	10,129	116,990
Stifel Financial Corp. (a)	71,765	2,808,882
Value Line, Inc.	1,143	20,471
Virtu Financial, Inc. Class A	27,225	348,480
Virtus Investment Partners, Inc.	6,450	692,085
Waddell & Reed Financial, Inc. Class A	89,296	1,403,733
Westwood Holdings Group, Inc.	9,317	480,291
Wins Finance Holdings, Inc. (a)(b)	1,377	40,622
WisdomTree Investments, Inc. (b)	129,330	1,109,651
		24,831,553
Consumer Finance - 0.5%
Encore Capital Group, Inc. (a)(b)	26,008	516,259
Enova International, Inc. (a)	28,646	269,272
EZCORP, Inc. (non-vtg.) Class A (a)	57,309	558,763
First Cash Financial Services, Inc.	53,005	2,501,836
Green Dot Corp. Class A (a)	48,041	1,066,510
LendingClub Corp. (a)(b)	368,187	1,815,162
Nelnet, Inc. Class A	22,845	895,067
PRA Group, Inc. (a)(b)	51,468	1,641,829
Regional Management Corp. (a)	11,261	250,782
World Acceptance Corp. (a)(b)	6,570	312,206
		9,827,686
Diversified Financial Services - 0.1%
At Home Group, Inc.	8,964	100,397
BBX Capital Corp. (a)	2,951	60,082
Cotiviti Holdings, Inc.	13,674	422,116
Marlin Business Services Corp.	8,706	152,355
NewStar Financial, Inc. (a)	27,032	263,021
On Deck Capital, Inc. (a)(b)	53,558	261,899
PICO Holdings, Inc. (a)	24,913	301,447
Senseonics Holdings, Inc.	29,876	69,910
Tiptree Financial, Inc.	26,623	154,413
		1,785,640
Insurance - 2.4%
AMBAC Financial Group, Inc. (a)	50,758	936,485
American Equity Investment Life Holding Co.	95,074	1,704,677
Amerisafe, Inc.	20,982	1,166,599
Argo Group International Holdings, Ltd.	31,856	1,771,194
Atlas Financial Holdings, Inc. (a)	11,750	201,513
Baldwin & Lyons, Inc. Class B	10,099	248,435
Blue Capital Reinsurance Holdings Ltd.	7,704	136,361
Citizens, Inc. Class A (a)(b)	52,880	411,406
CNO Financial Group, Inc.	200,289	3,020,358
Crawford & Co. Class B	13,833	155,621
Donegal Group, Inc. Class A	8,681	130,649
eHealth, Inc. (a)	19,457	152,348
EMC Insurance Group	9,607	233,930
Employers Holdings, Inc.	35,854	1,124,023
Enstar Group Ltd. (a)	12,551	2,116,099
FBL Financial Group, Inc. Class A	11,159	706,365
Federated National Holding Co.	13,535	242,412
Fidelity & Guaranty Life (b)	12,786	282,571
FNFV Group (a)	74,393	896,436
Genworth Financial, Inc. Class A (a)	563,287	2,332,008
Global Indemnity PLC (a)	9,384	281,895
Greenlight Capital Re, Ltd. (a)	32,130	639,387
Hallmark Financial Services, Inc. (a)	16,433	170,246
HCI Group, Inc.	9,270	251,310
Heritage Insurance Holdings, Inc.	30,634	361,175
Horace Mann Educators Corp.	44,853	1,612,465
Independence Holding Co.	8,555	150,140
Infinity Property & Casualty Corp.	12,170	997,332
Investors Title Co.	1,567	150,432
James River Group Holdings Ltd.	15,558	585,603
Kemper Corp.	44,088	1,655,504
Kinsale Capital Group, Inc.	7,179	172,655
Maiden Holdings Ltd.	66,119	902,524
MBIA, Inc. (a)	147,880	1,138,676
National General Holdings Corp.	53,548	1,100,411
National Interstate Corp.	7,922	256,673
National Western Life Group, Inc.	2,646	569,948
Navigators Group, Inc.	12,477	1,162,856
OneBeacon Insurance Group Ltd.	23,508	323,000
Patriot National, Inc. (a)(b)	11,699	74,172
Primerica, Inc. (b)	52,525	2,873,118
RLI Corp.	42,416	2,364,268
Safety Insurance Group, Inc.	15,863	1,073,925
Selective Insurance Group, Inc.	63,545	2,347,988
State Auto Financial Corp.	17,849	408,742
State National Companies, Inc.	32,753	335,063
Stewart Information Services Corp.	25,701	1,155,260
Third Point Reinsurance Ltd. (a)	76,002	893,024
Trupanion, Inc. (a)(b)	15,535	251,512
United Fire Group, Inc.	24,212	956,858
United Insurance Holdings Corp.	18,376	266,452
Universal Insurance Holdings, Inc. (b)	36,805	783,947
WMI Holdings Corp. (a)(b)	221,846	465,877
		44,701,928
Mortgage Real Estate Investment Trusts - 1.2%
AG Mortgage Investment Trust, Inc.	32,261	501,013
Altisource Residential Corp. Class B	57,105	575,047
American Capital Mortgage Investment Corp.	51,189	872,772
Anworth Mortgage Asset Corp.	105,945	520,190
Apollo Commercial Real Estate Finance, Inc.	78,768	1,332,755
Ares Commercial Real Estate Corp.	30,105	394,978
Armour Residential REIT, Inc.	40,658	921,717
Capstead Mortgage Corp.	106,711	1,014,822
Colony Financial, Inc.	125,735	2,390,222
CYS Investments, Inc.	168,126	1,449,246
Dynex Capital, Inc.	48,725	334,741
Great Ajax Corp.	15,765	218,503
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	45,793	1,046,828
Invesco Mortgage Capital, Inc.	125,584	1,874,969
Ladder Capital Corp. Class A	43,467	551,162
New Residential Investment Corp.	270,638	3,778,106
New York Mortgage Trust, Inc.	123,703	731,085
Orchid Island Capital, Inc. (b)	25,552	269,063
Owens Realty Mortgage, Inc.	11,632	212,284
PennyMac Mortgage Investment Trust	75,616	1,150,876
Redwood Trust, Inc.	85,802	1,206,376
Resource Capital Corp.	37,629	466,223
Western Asset Mortgage Capital Corp. (b)	46,792	474,003
		22,286,981
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	7,426	255,083
Thrifts & Mortgage Finance - 2.2%
Astoria Financial Corp.	103,434	1,513,239
Bank Mutual Corp.	44,750	349,050
BankFinancial Corp.	18,226	229,101
Bear State Financial, Inc. (b)	20,794	183,819
Beneficial Bancorp, Inc.	77,082	1,117,689
BofI Holding, Inc. (a)(b)	66,830	1,245,043
BSB Bancorp, Inc. (a)	10,116	247,842
Capitol Federal Financial, Inc.	139,553	2,047,243
Charter Financial Corp.	16,609	210,104
Clifton Bancorp, Inc.	23,773	363,489
Dime Community Bancshares, Inc.	37,977	615,227
ESSA Bancorp, Inc.	10,326	139,194
Essent Group Ltd. (a)	83,495	2,207,608
EverBank Financial Corp.	114,219	2,205,569
Farmer Mac Class C (non-vtg.)	9,265	378,290
First Defiance Financial Corp.	10,164	401,275
Flagstar Bancorp, Inc. (a)	23,222	636,979
Greene County Bancorp, Inc.	2,949	50,723
Hingham Institution for Savings	1,618	232,102
Home Bancorp, Inc.	6,570	188,625
HomeStreet, Inc. (a)	26,643	734,015
Impac Mortgage Holdings, Inc. (a)	10,790	171,022
Kearny Financial Corp.	100,243	1,398,390
Lake Sunapee Bank Group	8,694	158,405
Lendingtree, Inc. (a)(b)	7,152	571,087
Meridian Bancorp, Inc.	52,619	839,273
Meta Financial Group, Inc.	9,199	673,827
MGIC Investment Corp. (a)	381,110	3,109,858
Nationstar Mortgage Holdings, Inc. (a)(b)	36,397	549,959
NMI Holdings, Inc. (a)	54,643	418,019
Northfield Bancorp, Inc.	46,060	757,687
Northwest Bancshares, Inc.	104,202	1,640,139
OceanFirst Financial Corp.	22,279	460,730
Ocwen Financial Corp. (a)(b)	113,003	482,523
Oritani Financial Corp.	42,970	672,481
PennyMac Financial Services, Inc. (a)	14,664	250,754
PHH Corp. (a)	60,081	872,376
Provident Bancorp, Inc. (a)	4,308	69,143
Provident Financial Holdings, Inc.	8,227	156,971
Provident Financial Services, Inc.	69,381	1,574,255
Radian Group, Inc.	240,471	3,268,001
SI Financial Group, Inc.	12,128	158,270
Southern Missouri Bancorp, Inc.	6,090	149,753
Territorial Bancorp, Inc.	7,979	227,561
Trustco Bank Corp., New York	100,441	703,087
United Community Financial Corp.	53,171	390,807
United Financial Bancorp, Inc. New	57,075	839,573
Walker & Dunlop, Inc. (a)	31,206	751,128
Walter Investment Management Corp. (a)(b)	20,067	100,335
Washington Federal, Inc.	100,595	2,741,214
Waterstone Financial, Inc.	28,354	480,600
Westfield Financial, Inc.	22,684	179,204
WSFS Financial Corp.	32,298	1,132,045
		41,244,703

TOTAL FINANCIALS		337,433,481

HEALTH CARE - 13.0%
Biotechnology - 4.7%
Acceleron Pharma, Inc. (a)	30,990	868,650
Achillion Pharmaceuticals, Inc. (a)	133,125	836,025
Acorda Therapeutics, Inc. (a)(b)	48,487	858,220
Adamas Pharmaceuticals, Inc. (a)(b)	18,305	251,511
Aduro Biotech, Inc. (a)(b)	40,584	436,278
Advaxis, Inc. (a)(b)	38,637	312,573
Adverum Biotechnologies, Inc. (a)	24,596	72,558
Agenus, Inc. (a)(b)	78,636	312,185
Aimmune Therapeutics, Inc. (a)(b)	29,865	486,202
Akebia Therapeutics, Inc. (a)	42,138	316,878
Alder Biopharmaceuticals, Inc. (a)(b)	52,857	1,281,782
AMAG Pharmaceuticals, Inc. (a)(b)	39,204	1,007,543
Amicus Therapeutics, Inc. (a)(b)	160,522	1,107,602
Anavex Life Sciences Corp. (a)(b)	35,410	98,794
Anthera Pharmaceuticals, Inc. (a)(b)	41,832	92,030
Applied Genetic Technologies Corp. (a)	14,677	104,941
Aptevo Therapeutics, Inc. (a)	16,500	36,465
Ardelyx, Inc. (a)	33,837	416,195
Arena Pharmaceuticals, Inc. (a)(b)	282,048	417,431
Argos Therapeutics, Inc. (a)	15,491	65,062
ARIAD Pharmaceuticals, Inc. (a)	196,671	1,714,971
Array BioPharma, Inc. (a)	188,129	1,072,335
Arrowhead Pharmaceuticals, Inc. (a)	69,435	402,723
Asterias Biotherapeutics, Inc.	24,224	79,939
Atara Biotherapeutics, Inc. (a)(b)	26,028	333,158
Athersys, Inc. (a)(b)	80,514	145,730
Audentes Therapeutics, Inc.	5,992	95,812
Axovant Sciences Ltd. (a)(b)	26,194	322,448
Bellicum Pharmaceuticals, Inc. (a)(b)	24,078	398,732
BioCryst Pharmaceuticals, Inc. (a)(b)	79,104	320,371
Biospecifics Technologies Corp. (a)	5,916	256,695
BioTime, Inc. (a)(b)	74,590	240,180
bluebird bio, Inc. (a)(b)	41,248	1,969,592
Blueprint Medicines Corp. (a)(b)	22,587	677,158
Cara Therapeutics, Inc. (a)(b)	22,606	158,016
Celldex Therapeutics, Inc. (a)(b)	110,774	348,938
Cellular Biomedicine Group, Inc. (a)	13,317	160,470
Cepheid, Inc. (a)	81,085	4,289,397
ChemoCentryx, Inc. (a)	24,861	148,669
Chimerix, Inc. (a)	47,126	190,860
Cidara Therapeutics, Inc. (a)	15,795	150,053
Clovis Oncology, Inc. (a)	35,631	1,036,149
Coherus BioSciences, Inc. (a)(b)	33,082	904,793
Concert Pharmaceuticals, Inc. (a)	20,763	160,290
Corvus Pharmaceuticals, Inc.	3,244	43,307
Curis, Inc. (a)	124,607	323,978
Cytokinetics, Inc. (a)(b)	38,370	372,189
CytomX Therapeutics, Inc. (a)	21,953	247,410
CytRx Corp. (a)(b)	110,524	51,062
Dimension Therapeutics, Inc.	13,114	64,914
Dyax Corp. rights 12/31/19	125,389	308,457
Dynavax Technologies Corp. (a)(b)	42,485	392,986
Eagle Pharmaceuticals, Inc. (a)(b)	9,652	539,354
Edge Therapeutics, Inc. (a)(b)	19,153	200,532
Editas Medicine, Inc.	7,354	103,986
Eiger Biopharmaceuticals, Inc. (a)	4,963	56,826
Emergent BioSolutions, Inc. (a)(b)	36,581	977,444
Enanta Pharmaceuticals, Inc. (a)	17,897	420,937
Epizyme, Inc. (a)(b)	44,000	398,200
Esperion Therapeutics, Inc. (a)(b)	15,496	159,609
Exact Sciences Corp. (a)(b)	117,306	1,827,627
Exelixis, Inc. (a)	254,006	2,689,924
FibroGen, Inc. (a)	59,775	989,276
Five Prime Therapeutics, Inc. (a)	30,659	1,487,881
Flexion Therapeutics, Inc. (a)	26,378	503,820
Fortress Biotech, Inc. (a)(b)	36,042	85,780
Foundation Medicine, Inc. (a)(b)	14,438	327,743
Galena Biopharma, Inc. (a)(b)	221,152	50,799
Genomic Health, Inc. (a)	20,398	608,064
Geron Corp. (a)(b)	162,358	300,362
Global Blood Therapeutics, Inc. (a)(b)	17,733	309,441
GlycoMimetics, Inc. (a)	12,740	76,822
Halozyme Therapeutics, Inc. (a)(b)	123,927	1,069,490
Heron Therapeutics, Inc. (a)(b)	35,918	533,382
Idera Pharmaceuticals, Inc. (a)(b)	119,800	185,690
Ignyta, Inc. (a)	32,378	161,890
Immune Design Corp. (a)	14,700	78,645
ImmunoGen, Inc. (a)(b)	89,615	163,099
Immunomedics, Inc. (a)(b)	110,711	254,635
Infinity Pharmaceuticals, Inc. (a)	51,868	62,760
Inotek Pharmaceuticals Corp. (a)(b)	18,786	131,502
Inovio Pharmaceuticals, Inc. (a)(b)	72,425	468,590
Insmed, Inc. (a)	71,002	921,606
Insys Therapeutics, Inc. (a)(b)	25,302	273,515
Intellia Therapeutics, Inc. (a)	8,091	111,494
Invitae Corp. (a)(b)	25,013	192,100
Ironwood Pharmaceuticals, Inc. Class A (a)	147,213	1,879,910
Kadmon Holdings, Inc. (a)	8,518	38,757
Karyopharm Therapeutics, Inc. (a)	25,994	188,197
Keryx Biopharmaceuticals, Inc. (a)(b)	87,825	396,091
Kite Pharma, Inc. (a)(b)	44,135	1,954,739
La Jolla Pharmaceutical Co. (a)(b)	14,979	262,133
Lexicon Pharmaceuticals, Inc. (a)(b)	46,359	687,504
Ligand Pharmaceuticals, Inc. Class B (a)(b)	21,348	2,043,644
Lion Biotechnologies, Inc. (a)(b)	65,542	409,638
Loxo Oncology, Inc. (a)	14,317	298,653
Macrogenics, Inc. (a)	36,060	854,261
MannKind Corp. (a)(b)	351,909	146,816
Medgenics, Inc. (a)	30,073	144,952
MediciNova, Inc. (a)(b)	31,874	216,424
Merrimack Pharmaceuticals, Inc. (a)(b)	136,154	710,724
MiMedx Group, Inc. (a)(b)	117,035	1,042,782
Minerva Neurosciences, Inc. (a)	20,454	228,062
Mirati Therapeutics, Inc. (a)(b)	13,505	68,200
Momenta Pharmaceuticals, Inc. (a)	73,398	818,388
Myriad Genetics, Inc. (a)(b)	75,763	1,493,289
NantKwest, Inc. (a)(b)	17,865	107,011
Natera, Inc. (a)(b)	27,987	237,330
NewLink Genetics Corp. (a)	23,635	287,165
Novavax, Inc. (a)(b)	305,918	464,995
OncoMed Pharmaceuticals, Inc. (a)(b)	22,819	206,968
Ophthotech Corp. (a)(b)	34,339	1,230,023
Organovo Holdings, Inc. (a)	92,452	230,205
Osiris Therapeutics, Inc. (b)	20,916	83,873
Otonomy, Inc. (a)	27,604	416,820
OvaScience, Inc. (a)(b)	33,757	170,135
PDL BioPharma, Inc.	186,913	601,860
Pfenex, Inc. (a)	19,968	159,944
PharmAthene, Inc. (a)	64,799	178,197
Portola Pharmaceuticals, Inc. (a)	55,353	1,006,318
Progenics Pharmaceuticals, Inc. (a)(b)	79,292	398,839
Protagonist Therapeutics, Inc.	8,120	152,656
Proteostasis Therapeutics, Inc.	8,611	61,310
Prothena Corp. PLC (a)(b)	38,982	1,864,119
PTC Therapeutics, Inc. (a)	35,832	222,517
Puma Biotechnology, Inc. (a)	31,332	1,200,016
Radius Health, Inc. (a)(b)	35,624	1,528,982
REGENXBIO, Inc. (a)	21,818	343,634
Regulus Therapeutics, Inc. (a)	41,408	113,872
Repligen Corp. (a)(b)	37,998	1,085,603
Retrophin, Inc. (a)	40,041	754,773
Rigel Pharmaceuticals, Inc. (a)	100,116	260,302
Sage Therapeutics, Inc. (a)	33,939	1,477,704
Sangamo Biosciences, Inc. (a)	74,417	264,180
Sarepta Therapeutics, Inc. (a)	56,059	2,199,755
Selecta Biosciences, Inc.	5,426	95,715
Seres Therapeutics, Inc. (a)(b)	19,188	207,039
Sorrento Therapeutics, Inc. (a)(b)	30,278	174,099
Spark Therapeutics, Inc. (a)(b)	21,491	1,010,292
Spectrum Pharmaceuticals, Inc. (a)	84,821	300,266
Stemline Therapeutics, Inc. (a)	18,114	206,500
Syndax Pharmaceuticals, Inc.	5,021	59,298
Synergy Pharmaceuticals, Inc. (a)(b)	204,286	937,673
Synthetic Biologics, Inc. (a)(b)	80,546	112,764
Syros Pharmaceuticals, Inc.	4,960	67,406
T2 Biosystems, Inc. (a)(b)	15,658	98,959
TESARO, Inc. (a)(b)	29,948	3,620,114
TG Therapeutics, Inc. (a)(b)	40,664	217,552
Tobira Therapeutics, Inc. (a)(b)	9,663	406,716
Tokai Pharmaceuticals, Inc. (a)(b)	9,678	10,646
Trevena, Inc. (a)	47,801	233,269
Trovagene, Inc. (a)(b)	30,109	103,876
Ultragenyx Pharmaceutical, Inc. (a)	40,549	2,391,986
Vanda Pharmaceuticals, Inc. (a)	39,979	593,688
Versartis, Inc. (a)	35,651	393,944
Vital Therapies, Inc. (a)	25,085	134,205
Voyager Therapeutics, Inc. (a)(b)	12,609	151,308
vTv Therapeutics, Inc. Class A (a)	7,459	40,204
Xbiotech, Inc. (a)	19,379	256,772
Xencor, Inc. (a)	36,137	769,357
Zafgen, Inc. (a)	25,382	76,400
ZIOPHARM Oncology, Inc. (a)(b)	133,797	759,967
		88,105,817
Health Care Equipment & Supplies - 3.1%
Abaxis, Inc. (b)	24,651	1,176,839
Accuray, Inc. (a)	92,557	453,529
Analogic Corp.	14,208	1,162,925
Angiodynamics, Inc. (a)	30,845	491,669
Anika Therapeutics, Inc. (a)(b)	16,115	714,861
Atricure, Inc. (a)(b)	34,357	626,672
Atrion Corp.	1,542	677,169
Avinger, Inc. (a)(b)	20,102	70,357
AxoGen, Inc. (a)	30,170	267,005
Cantel Medical Corp.	40,159	2,860,526
Cardiovascular Systems, Inc. (a)	36,078	845,308
Cerus Corp. (a)(b)	116,304	560,585
ConforMis, Inc. (a)(b)	39,325	300,050
CONMED Corp.	31,055	1,242,200
Corindus Vascular Robotics, Inc. (a)(b)	59,102	45,520
Cryolife, Inc.	34,394	584,698
Cutera, Inc. (a)	12,300	161,130
Cynosure, Inc. Class A (a)	26,467	1,128,818
Endologix, Inc. (a)(b)	91,812	960,354
Entellus Medical, Inc. (a)	8,194	167,567
Exactech, Inc. (a)	11,215	270,842
Genmark Diagnostics, Inc. (a)	44,165	471,241
Glaukos Corp. (a)	18,227	608,782
Globus Medical, Inc. (a)	77,701	1,719,523
Haemonetics Corp. (a)	56,719	1,894,982
Halyard Health, Inc. (a)	52,386	1,694,687
ICU Medical, Inc. (a)	16,428	2,288,420
Inogen, Inc. (a)(b)	18,478	991,714
Insulet Corp. (a)	64,027	2,376,682
Integer Holdings Corp. (a)	34,600	762,930
Integra LifeSciences Holdings Corp. (a)	33,713	2,680,521
Invacare Corp.	34,442	315,144
InVivo Therapeutics Holdings Corp. (a)(b)	34,712	150,997
IRadimed Corp. (a)	4,347	41,079
Iridex Corp. (a)(b)	8,094	109,674
K2M Group Holdings, Inc. (a)	29,448	502,677
LeMaitre Vascular, Inc.	14,573	305,159
Masimo Corp. (a)	45,667	2,511,685
Meridian Bioscience, Inc.	47,539	782,017
Merit Medical Systems, Inc. (a)	48,909	1,073,553
Natus Medical, Inc. (a)	36,391	1,431,986
Neogen Corp. (a)	40,770	2,148,171
Nevro Corp. (a)(b)	26,905	2,473,108
Novocure Ltd. (a)	54,667	330,735
NuVasive, Inc. (a)(b)	55,471	3,313,283
NxStage Medical, Inc. (a)	70,765	1,609,196
OraSure Technologies, Inc. (a)	58,532	439,575
Orthofix International NV (a)	19,928	730,361
Oxford Immunotec Global PLC (a)(b)	23,899	307,341
Penumbra, Inc. (a)(b)	28,232	1,861,900
Quidel Corp. (a)(b)	29,370	566,841
Rockwell Medical Technologies, Inc. (a)(b)	52,073	302,544
RTI Biologics, Inc. (a)	63,396	161,660
Second Sight Medical Products, Inc. (a)(b)	15,336	40,027
Staar Surgical Co. (a)	43,208	365,108
SurModics, Inc. (a)	13,981	348,127
Tactile Systems Technology, Inc.	4,466	79,338
Tandem Diabetes Care, Inc. (a)	20,067	121,405
The Spectranetics Corp. (a)	48,634	1,055,358
TransEnterix, Inc. (a)(b)	75,140	112,710
Utah Medical Products, Inc.	3,733	232,006
Vascular Solutions, Inc. (a)	19,107	871,279
Veracyte, Inc. (a)(b)	14,839	107,731
ViewRay, Inc. (a)(b)	6,481	17,369
Wright Medical Group NV (a)(b)	114,569	2,510,207
Zeltiq Aesthetics, Inc. (a)(b)	39,389	1,303,776
		58,891,233
Health Care Providers & Services - 2.2%
AAC Holdings, Inc. (a)(b)	10,917	178,930
Aceto Corp.	32,943	603,845
Addus HomeCare Corp. (a)	7,965	201,515
Adeptus Health, Inc. Class A (a)(b)	14,928	449,631
Air Methods Corp. (a)(b)	39,992	1,057,788
Almost Family, Inc. (a)	8,813	345,910
Amedisys, Inc. (a)	31,499	1,362,647
American Renal Associates Holdings, Inc.	9,286	163,991
AMN Healthcare Services, Inc. (a)(b)	52,533	1,723,082
BioScrip, Inc. (a)(b)	122,611	329,824
BioTelemetry, Inc. (a)	30,596	541,549
Capital Senior Living Corp. (a)	30,744	490,982
Chemed Corp.	18,071	2,555,601
Civitas Solutions, Inc. (a)	16,237	277,653
Community Health Systems, Inc. (a)(b)	124,702	658,427
Corvel Corp. (a)	10,637	367,508
Cross Country Healthcare, Inc. (a)	34,562	386,058
Diplomat Pharmacy, Inc. (a)(b)	51,022	1,182,180
Genesis HealthCare, Inc. Class A (a)	40,375	105,783
HealthEquity, Inc. (a)(b)	47,965	1,593,877
HealthSouth Corp.	98,863	3,969,349
Healthways, Inc. (a)	35,780	887,344
Kindred Healthcare, Inc.	95,801	943,640
Landauer, Inc.	10,422	453,357
LHC Group, Inc. (a)	17,808	610,280
Magellan Health Services, Inc. (a)	27,955	1,438,285
Molina Healthcare, Inc. (a)(b)	48,405	2,633,716
National Healthcare Corp.	12,828	829,972
National Research Corp. Class A	8,878	136,277
Nobilis Health Corp. (a)(b)	58,989	195,706
Owens & Minor, Inc. (b)	69,773	2,264,134
PharMerica Corp. (a)	33,257	791,517
Providence Service Corp. (a)	14,127	571,649
Quorum Health Corp. (a)	31,990	129,240
RadNet, Inc. (a)	40,049	278,341
Select Medical Holdings Corp. (a)(b)	119,422	1,552,486
Surgery Partners, Inc. (a)	20,146	324,351
Surgical Care Affiliates, Inc. (a)	29,904	1,279,592
Team Health Holdings, Inc. (a)	75,947	3,254,329
Teladoc, Inc. (a)(b)	22,417	364,276
The Ensign Group, Inc.	53,981	997,029
Triple-S Management Corp. (a)	26,536	548,764
U.S. Physical Therapy, Inc.	13,626	775,319
Universal American Spin Corp.	60,112	451,441
		40,257,175
Health Care Technology - 0.5%
Castlight Health, Inc. Class B (a)(b)	43,525	189,334
Computer Programs & Systems, Inc. (b)	12,016	313,618
Evolent Health, Inc. (a)(b)	18,093	380,858
HealthStream, Inc. (a)	29,323	790,841
HMS Holdings Corp. (a)	94,471	1,990,504
Medidata Solutions, Inc. (a)(b)	61,599	2,956,136
NantHealth, Inc.	7,151	93,893
Omnicell, Inc. (a)	40,172	1,310,612
Quality Systems, Inc.	57,511	741,317
Vocera Communications, Inc. (a)	27,001	496,818
		9,263,931
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. (a)(b)	25,133	534,076
Albany Molecular Research, Inc. (a)(b)	29,810	464,738
Cambrex Corp. (a)	35,301	1,422,630
ChromaDex, Inc. (a)	30,850	85,146
Enzo Biochem, Inc. (a)	43,517	265,454
Fluidigm Corp. (a)(b)	31,295	144,896
INC Research Holdings, Inc. Class A (a)	46,381	2,119,612
Luminex Corp. (a)(b)	43,915	914,749
Medpace Holdings, Inc.	8,774	254,621
Nanostring Technologies, Inc. (a)	15,925	309,741
NeoGenomics, Inc. (a)	57,875	466,473
Pacific Biosciences of California, Inc. (a)(b)	90,515	769,378
PAREXEL International Corp. (a)	58,691	3,419,338
PRA Health Sciences, Inc. (a)	27,106	1,442,581
		12,613,433
Pharmaceuticals - 1.8%
AcelRx Pharmaceuticals, Inc. (a)(b)	37,912	106,154
Aclaris Therapeutics, Inc. (b)	10,233	217,451
Aerie Pharmaceuticals, Inc. (a)	26,570	883,453
Agile Therapeutics, Inc. (a)	14,156	107,586
Amphastar Pharmaceuticals, Inc. (a)	40,116	727,704
Ampio Pharmaceuticals, Inc. (a)(b)	51,392	35,275
ANI Pharmaceuticals, Inc. (a)(b)	8,660	517,002
Aratana Therapeutics, Inc. (a)	35,976	291,406
AstraZeneca PLC rights (a)	1,000	0
Avexis, Inc.	5,214	247,665
Axsome Therapeutics, Inc. (a)	11,927	79,911
Bio Path Holdings, Inc. (a)(b)	94,327	94,327
Catalent, Inc. (a)	111,429	2,541,695
Cempra, Inc. (a)(b)	50,186	909,621
Clearside Biomedical, Inc.	8,884	192,161
Collegium Pharmaceutical, Inc. (a)(b)	14,492	216,945
Corcept Therapeutics, Inc. (a)(b)	84,893	589,157
DepoMed, Inc. (a)(b)	68,135	1,523,499
Dermira, Inc. (a)	27,760	870,276
Durect Corp. (a)	138,623	155,258
Egalet Corp. (a)(b)	24,321	136,441
Endocyte, Inc. (a)(b)	40,088	110,242
Flex Pharma, Inc. (a)(b)	11,372	55,268
Heska Corp. (a)	6,577	324,904
Horizon Pharma PLC (a)(b)	180,442	3,016,990
Impax Laboratories, Inc. (a)	81,904	1,646,270
Innoviva, Inc.	91,880	946,364
Intersect ENT, Inc. (a)	27,875	406,975
Intra-Cellular Therapies, Inc. (a)	39,243	486,613
Lannett Co., Inc. (a)(b)	31,189	683,039
Lipocine, Inc. (a)(b)	17,742	56,952
MyoKardia, Inc. (a)	14,800	199,060
Nektar Therapeutics (a)(b)	159,598	1,979,015
Neos Therapeutics, Inc. (a)(b)	14,780	87,202
Ocular Therapeutix, Inc. (a)(b)	19,320	109,351
Omeros Corp. (a)(b)	43,662	358,028
Pacira Pharmaceuticals, Inc. (a)(b)	40,836	1,298,585
Paratek Pharmaceuticals, Inc. (a)	19,606	209,784
Phibro Animal Health Corp. Class A	21,199	550,114
Prestige Brands Holdings, Inc. (a)	59,991	2,716,392
Reata Pharmaceuticals, Inc.	6,411	145,145
Revance Therapeutics, Inc. (a)(b)	21,931	292,779
SciClone Pharmaceuticals, Inc. (a)	55,042	492,626
Sucampo Pharmaceuticals, Inc. Class A (a)	25,745	293,493
Supernus Pharmaceuticals, Inc. (a)	52,974	1,048,885
Teligent, Inc. (a)(b)	44,576	290,190
Tetraphase Pharmaceuticals, Inc. (a)	39,415	137,953
The Medicines Company (a)(b)	74,947	2,469,504
TherapeuticsMD, Inc. (a)(b)	170,223	977,080
Theravance Biopharma, Inc. (a)(b)	40,710	1,023,042
Titan Pharmaceuticals, Inc. (a)	20,188	91,855
WAVE Life Sciences (a)(b)	7,905	251,774
Zogenix, Inc. (a)	26,689	217,515
		33,415,976

TOTAL HEALTH CARE		242,547,565

INDUSTRIALS - 14.1%
Aerospace & Defense - 1.5%
AAR Corp.	36,943	1,188,456
Aerojet Rocketdyne Holdings, Inc. (a)	66,877	1,177,035
AeroVironment, Inc. (a)	23,068	553,401
Astronics Corp. (a)	21,107	781,381
Astronics Corp. Class B	1,938	71,706
Cubic Corp.	28,262	1,206,787
Curtiss-Wright Corp.	49,295	4,417,818
DigitalGlobe, Inc. (a)	70,519	1,770,027
Ducommun, Inc. (a)	11,386	216,789
Engility Holdings, Inc. (a)	20,252	581,840
Esterline Technologies Corp. (a)	33,034	2,426,347
KEYW Holding Corp. (a)(b)	38,907	408,134
KLX, Inc. (a)	58,748	2,022,106
Kratos Defense & Security Solutions, Inc. (a)(b)	50,048	281,270
Mercury Systems, Inc. (a)	43,520	1,208,986
Moog, Inc. Class A (a)	35,775	2,077,454
National Presto Industries, Inc.	5,388	470,103
Sparton Corp. (a)	10,057	240,664
Taser International, Inc. (a)(b)	57,709	1,291,527
Teledyne Technologies, Inc. (a)	37,882	4,079,134
Triumph Group, Inc. (b)	55,539	1,316,274
Vectrus, Inc. (a)	11,513	193,073
Wesco Aircraft Holdings, Inc. (a)	62,727	806,042
		28,786,354
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	53,456	707,223
Atlas Air Worldwide Holdings, Inc. (a)	27,526	1,151,963
Echo Global Logistics, Inc. (a)	32,726	693,791
Forward Air Corp.	33,595	1,388,145
Hub Group, Inc. Class A (a)	37,634	1,371,759
Park-Ohio Holdings Corp.	9,076	289,978
Radiant Logistics, Inc. (a)	39,873	99,683
XPO Logistics, Inc. (a)(b)	109,464	3,604,650
		9,307,192
Airlines - 0.4%
Allegiant Travel Co.	14,792	2,039,817
Hawaiian Holdings, Inc. (a)	58,921	2,652,918
SkyWest, Inc.	55,680	1,678,752
Virgin America, Inc. (a)(b)	21,401	1,163,144
		7,534,631
Building Products - 1.2%
AAON, Inc.	45,084	1,350,266
Advanced Drain Systems, Inc. Del	39,291	750,458
American Woodmark Corp. (a)	15,509	1,158,522
Apogee Enterprises, Inc.	31,977	1,303,063
Builders FirstSource, Inc. (a)	95,459	923,089
Caesarstone Sdot-Yam Ltd. (a)	26,726	944,764
Continental Building Products, Inc. (a)	39,691	811,681
CSW Industrials, Inc. (a)	16,233	502,411
GCP Applied Technologies, Inc. (a)	78,560	2,030,776
Gibraltar Industries, Inc. (a)	35,398	1,376,982
GMS, Inc.	7,778	161,627
Griffon Corp.	34,836	581,761
Insteel Industries, Inc.	19,111	514,086
Masonite International Corp. (a)	33,779	1,922,025
NCI Building Systems, Inc. (a)	29,947	431,237
Patrick Industries, Inc. (a)	16,325	936,239
PGT, Inc. (a)	54,354	532,669
Ply Gem Holdings, Inc. (a)	23,605	323,389
Quanex Building Products Corp.	39,140	637,982
Simpson Manufacturing Co. Ltd.	45,668	1,954,590
Trex Co., Inc. (a)	32,964	1,773,793
Universal Forest Products, Inc.	22,019	1,893,414
		22,814,824
Commercial Services & Supplies - 2.4%
ABM Industries, Inc.	61,908	2,419,365
ACCO Brands Corp. (a)	118,935	1,320,179
Aqua Metals, Inc. (a)(b)	11,585	103,686
ARC Document Solutions, Inc. (a)	44,869	153,901
Brady Corp. Class A	51,089	1,691,046
Casella Waste Systems, Inc. Class A (a)	42,128	471,834
CECO Environmental Corp.	31,587	312,711
CompX International, Inc. Class A	1,557	17,361
Deluxe Corp.	54,486	3,334,543
Ennis, Inc.	29,515	432,395
Essendant, Inc.	40,644	623,885
G&K Services, Inc. Class A	21,634	2,048,740
Healthcare Services Group, Inc.	78,493	2,901,886
Heritage-Crystal Clean, Inc. (a)	14,461	189,439
Herman Miller, Inc.	66,438	1,846,976
HNI Corp.	50,365	2,047,841
InnerWorkings, Inc. (a)(b)	41,379	364,549
Interface, Inc.	72,743	1,152,977
Kimball International, Inc. Class B	40,325	504,063
Knoll, Inc.	54,021	1,169,014
Matthews International Corp. Class A	35,548	2,129,325
McGrath RentCorp.	26,456	796,326
Mobile Mini, Inc.	49,745	1,261,036
Msa Safety, Inc.	35,120	2,047,496
Multi-Color Corp.	15,284	992,314
NL Industries, Inc. (a)	8,137	26,038
Quad/Graphics, Inc.	32,571	773,887
SP Plus Corp. (a)(b)	19,575	493,290
Steelcase, Inc. Class A	96,823	1,292,587
Team, Inc. (a)	32,445	997,684
Tetra Tech, Inc.	64,190	2,468,106
The Brink's Co.	50,010	1,977,896
TRC Companies, Inc. (a)	22,010	179,382
U.S. Ecology, Inc.	24,652	1,041,547
UniFirst Corp.	16,846	2,063,635
Viad Corp.	22,504	933,916
VSE Corp.	9,416	271,557
West Corp.	48,938	965,057
		43,817,470
Construction & Engineering - 0.9%
Aegion Corp. (a)	39,715	735,125
Ameresco, Inc. Class A (a)	22,477	107,890
Argan, Inc.	14,943	849,510
Comfort Systems U.S.A., Inc.	41,478	1,196,640
Dycom Industries, Inc. (a)(b)	34,158	2,627,775
EMCOR Group, Inc.	67,376	4,073,553
Granite Construction, Inc.	44,006	2,163,335
Great Lakes Dredge & Dock Corp. (a)	63,380	224,999
HC2 Holdings, Inc.	36,838	146,615
Ies Holdings, Inc. (a)	8,952	133,832
Layne Christensen Co. (a)(b)	20,133	172,540
MasTec, Inc. (a)	74,051	2,114,156
MYR Group, Inc. (a)	17,924	534,852
NV5 Holdings, Inc. (a)	7,979	228,199
Orion Group Holdings, Inc. (a)	30,111	243,297
Primoris Services Corp.	45,458	910,524
Tutor Perini Corp. (a)	42,418	808,063
		17,270,905
Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	6,664	131,814
American Superconductor Corp. (a)(b)	12,607	80,811
AZZ, Inc.	28,891	1,538,446
Babcock & Wilcox Enterprises, Inc. (a)	51,279	807,131
Encore Wire Corp.	23,276	794,875
Energous Corp. (a)(b)	16,006	218,162
EnerSys	48,726	3,173,524
FuelCell Energy, Inc. (a)(b)	30,426	101,927
Generac Holdings, Inc. (a)(b)	73,017	2,781,218
General Cable Corp.	55,325	774,550
LSI Industries, Inc.	25,588	220,057
Plug Power, Inc. (a)(b)	194,773	298,003
Powell Industries, Inc.	9,361	331,286
Power Solutions International, Inc. (a)(b)	4,678	44,675
Preformed Line Products Co.	2,691	115,767
Sunrun, Inc. (a)(b)	68,093	354,765
Thermon Group Holdings, Inc. (a)(b)	37,070	679,493
TPI Composites, Inc.	6,493	103,369
Vicor Corp. (a)	18,421	234,868
		12,784,741
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	40,756	874,216
Machinery - 3.4%
Actuant Corp. Class A	66,074	1,473,450
Alamo Group, Inc.	10,510	682,309
Albany International Corp. Class A	32,385	1,319,689
Altra Industrial Motion Corp.	28,705	846,798
American Railcar Industries, Inc. (b)	8,334	306,525
Astec Industries, Inc.	21,381	1,183,652
Barnes Group, Inc.	56,132	2,236,299
Blue Bird Corp. (a)(b)	5,958	87,881
Briggs & Stratton Corp.	47,694	888,062
Chart Industries, Inc. (a)	34,512	957,363
CIRCOR International, Inc.	18,565	998,426
CLARCOR, Inc.	52,846	3,287,550
Columbus McKinnon Corp. (NY Shares)	22,064	430,027
Douglas Dynamics, Inc.	24,726	793,705
Dynamic Materials Corp.	15,552	168,739
Energy Recovery, Inc. (a)(b)	38,861	474,493
EnPro Industries, Inc.	23,885	1,292,656
ESCO Technologies, Inc.	28,377	1,264,195
ExOne Co. (a)(b)	12,067	143,959
Federal Signal Corp.	67,296	826,395
Franklin Electric Co., Inc.	51,262	1,868,500
FreightCar America, Inc.	13,315	173,894
Gencor Industries, Inc. (a)	8,175	98,918
Global Brass & Copper Holdings, Inc.	23,915	686,361
Gorman-Rupp Co.	19,878	477,470
Graham Corp.	10,741	191,727
Greenbrier Companies, Inc. (b)	30,564	962,766
Hardinge, Inc.	12,885	124,985
Harsco Corp.	90,838	885,671
Hillenbrand, Inc.	65,462	1,986,772
Hurco Companies, Inc.	7,548	197,758
Hyster-Yale Materials Handling Class A	10,475	609,750
John Bean Technologies Corp.	32,516	2,596,403
Joy Global, Inc.	109,877	3,057,877
Kadant, Inc.	12,238	632,093
Kennametal, Inc.	88,491	2,505,180
Lindsay Corp. (b)	11,876	929,891
Lydall, Inc. (a)	18,725	875,394
Manitowoc Co., Inc.	138,652	560,154
Meritor, Inc. (a)	91,973	945,482
Milacron Holdings Corp. (a)	15,660	228,010
Miller Industries, Inc.	12,341	270,885
Mueller Industries, Inc.	63,485	1,922,961
Mueller Water Products, Inc. Class A	173,931	2,142,830
Navistar International Corp. (a)(b)	54,820	1,222,486
NN, Inc.	28,647	505,620
Omega Flex, Inc.	3,071	116,790
Proto Labs, Inc. (a)(b)	27,289	1,219,818
RBC Bearings, Inc. (a)	25,307	1,805,654
Rexnord Corp. (a)	92,445	1,838,731
SPX Corp. (a)	46,887	891,322
SPX Flow, Inc. (a)	39,878	1,000,539
Standex International Corp.	14,064	1,074,490
Sun Hydraulics Corp.	26,936	792,726
Supreme Industries, Inc. Class A	13,994	170,587
Tennant Co.	19,556	1,231,050
Titan International, Inc.	49,912	508,603
TriMas Corp. (a)	50,844	912,650
Wabash National Corp. (a)	72,446	815,018
Watts Water Technologies, Inc. Class A	31,078	1,864,680
Woodward, Inc.	58,661	3,459,826
		64,024,495
Marine - 0.1%
Costamare, Inc. (b)	29,139	189,404
Matson, Inc.	47,960	1,915,522
Scorpio Bulkers, Inc. (a)(b)	59,929	233,723
		2,338,649
Professional Services - 1.3%
Acacia Research Corp.	53,873	315,157
Advisory Board Co. (a)	45,740	1,820,452
Barrett Business Services, Inc.	7,613	341,291
CBIZ, Inc. (a)	55,899	617,684
CEB, Inc.	36,072	1,754,903
CRA International, Inc.	9,169	285,523
Exponent, Inc.	28,386	1,625,099
Franklin Covey Co. (a)	11,654	213,268
FTI Consulting, Inc. (a)	46,461	1,810,121
GP Strategies Corp. (a)	13,941	360,375
Heidrick & Struggles International, Inc.	19,703	364,506
Hill International, Inc. (a)	36,050	138,793
Huron Consulting Group, Inc. (a)	24,160	1,354,168
ICF International, Inc. (a)	19,978	926,979
IDI, Inc. (a)	15,807	60,067
Insperity, Inc.	17,490	1,315,248
Kelly Services, Inc. Class A (non-vtg.)	34,750	650,868
Kforce, Inc.	28,112	487,743
Korn/Ferry International	63,805	1,300,984
MISTRAS Group, Inc. (a)	18,464	386,636
Navigant Consulting, Inc. (a)	53,096	1,242,446
On Assignment, Inc. (a)	56,678	1,950,290
Resources Connection, Inc.	38,847	576,878
RPX Corp. (a)	56,095	547,487
TriNet Group, Inc. (a)	48,248	905,615
TrueBlue, Inc. (a)	47,657	833,998
WageWorks, Inc. (a)	40,797	2,404,983
		24,591,562
Road & Rail - 0.5%
ArcBest Corp.	28,663	570,394
Celadon Group, Inc.	29,935	194,578
Covenant Transport Group, Inc. Class A (a)	12,827	205,104
Heartland Express, Inc. (b)	51,263	943,239
Knight Transportation, Inc. (b)	74,685	2,184,536
Marten Transport Ltd.	25,060	513,730
P.A.M. Transportation Services, Inc. (a)	2,302	45,349
Roadrunner Transportation Systems, Inc. (a)	33,114	251,666
Saia, Inc. (a)	28,508	1,016,310
Swift Transporation Co. (a)(b)	83,504	1,868,820
U.S.A. Truck, Inc. (a)	8,731	71,856
Universal Logistics Holdings I	8,975	111,739
Werner Enterprises, Inc.	49,987	1,202,187
YRC Worldwide, Inc. (a)	35,631	316,403
		9,495,911
Trading Companies & Distributors - 1.1%
Aircastle Ltd.	53,753	1,104,624
Applied Industrial Technologies, Inc.	40,530	2,058,924
Beacon Roofing Supply, Inc. (a)	66,824	2,809,281
BMC Stock Holdings, Inc. (a)	62,047	1,026,878
CAI International, Inc. (a)(b)	16,675	126,897
DXP Enterprises, Inc. (a)	13,980	304,624
GATX Corp. (b)	45,938	2,010,706
H&E Equipment Services, Inc.	36,265	505,897
Kaman Corp.	29,604	1,292,511
Lawson Products, Inc. (a)	6,686	126,031
MRC Global, Inc. (a)	104,274	1,536,999
Neff Corp. (a)	10,220	92,491
Now, Inc. (a)(b)	119,805	2,582,996
Rush Enterprises, Inc.:
Class A (a)	32,378	849,923
Class B (a)(b)	8,072	205,029
SiteOne Landscape Supply, Inc.	12,582	392,307
Textainer Group Holdings Ltd. (b)	24,401	185,448
Titan Machinery, Inc. (a)(b)	19,614	182,214
Triton International Ltd.	45,560	549,909
Univar, Inc. (a)	48,315	1,075,009
Veritiv Corp. (a)	8,996	485,334
Willis Lease Finance Corp. (a)	4,163	110,777
		19,614,809

TOTAL INDUSTRIALS		263,255,759

INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 1.8%
ADTRAN, Inc.	55,800	1,012,770
Aerohive Networks, Inc. (a)	27,211	143,946
Applied Optoelectronics, Inc. (a)(b)	17,809	342,467
Bel Fuse, Inc. Class B (non-vtg.)	10,131	241,624
Black Box Corp.	16,031	184,357
CalAmp Corp. (a)	39,041	504,410
Calix Networks, Inc. (a)	44,374	277,338
Ciena Corp. (a)(b)	153,790	2,980,450
Clearfield, Inc. (a)(b)	12,136	203,278
Comtech Telecommunications Corp.	24,293	252,647
Digi International, Inc. (a)	27,896	255,248
EMCORE Corp.	28,216	184,815
Extreme Networks, Inc. (a)	112,918	475,385
Finisar Corp. (a)	120,300	3,293,814
Harmonic, Inc. (a)(b)	82,581	421,163
Infinera Corp. (a)	156,366	1,219,655
InterDigital, Inc.	38,748	2,737,546
Ixia (a)	73,982	884,085
KVH Industries, Inc. (a)	16,147	128,369
Lumentum Holdings, Inc. (a)	56,578	1,901,021
NETGEAR, Inc. (a)	36,398	1,838,099
NetScout Systems, Inc. (a)	100,379	2,755,404
Oclaro, Inc. (a)	125,695	918,830
Plantronics, Inc.	36,809	1,903,393
ShoreTel, Inc. (a)	73,383	487,997
Silicom Ltd.	6,054	225,209
Sonus Networks, Inc. (a)	52,131	301,838
Ubiquiti Networks, Inc. (a)(b)	28,996	1,520,260
ViaSat, Inc. (a)(b)	49,789	3,518,091
Viavi Solutions, Inc. (a)	261,726	1,863,489
		32,976,998
Electronic Equipment & Components - 2.9%
Agilysys, Inc. (a)	17,002	164,069
Anixter International, Inc. (a)	32,445	2,133,259
AVX Corp.	52,039	729,587
Badger Meter, Inc.	31,680	1,018,512
Belden, Inc.	46,994	3,045,681
Benchmark Electronics, Inc. (a)	55,212	1,388,582
Cardtronics PLC (b)	50,376	2,518,800
Coherent, Inc. (a)	27,020	2,813,322
Control4 Corp. (a)	21,664	244,587
CTS Corp.	36,264	660,005
Daktronics, Inc.	39,609	330,735
DTS, Inc.	19,465	824,343
Electro Scientific Industries, Inc. (a)	31,408	162,693
ePlus, Inc. (a)	7,219	660,899
Fabrinet (a)	38,610	1,465,636
FARO Technologies, Inc. (a)	18,100	607,255
GSI Group, Inc. (a)	36,376	634,761
II-VI, Inc. (a)	66,070	1,836,746
Insight Enterprises, Inc. (a)	40,733	1,172,703
InvenSense, Inc. (a)	92,618	708,528
Itron, Inc. (a)	37,393	2,015,483
Kimball Electronics, Inc. (a)	32,120	446,468
Knowles Corp. (a)(b)	98,538	1,472,158
Littelfuse, Inc.	24,711	3,447,185
Maxwell Technologies, Inc. (a)(b)	34,584	167,387
Mesa Laboratories, Inc.	3,319	418,991
Methode Electronics, Inc. Class A	40,686	1,269,403
MTS Systems Corp.	18,783	893,132
OSI Systems, Inc. (a)	19,385	1,359,470
Park Electrochemical Corp.	20,808	321,067
PC Connection, Inc.	13,329	309,366
Plexus Corp. (a)	37,022	1,695,978
RadiSys Corp. (a)	39,086	162,989
Rofin-Sinar Technologies, Inc. (a)	29,064	946,033
Rogers Corp. (a)	20,263	1,102,915
Sanmina Corp. (a)	82,096	2,269,954
ScanSource, Inc. (a)	28,236	988,260
SYNNEX Corp.	32,655	3,348,444
Systemax, Inc.	12,238	96,068
Tech Data Corp. (a)	39,104	3,011,790
TTM Technologies, Inc. (a)(b)	81,215	1,067,977
Universal Display Corp. (a)	46,419	2,399,862
Vishay Intertechnology, Inc.	152,941	2,156,468
Vishay Precision Group, Inc. (a)	13,317	209,077
		54,696,628
Internet Software & Services - 2.5%
2U, Inc. (a)(b)	40,886	1,425,286
Actua Corp. (a)	39,272	457,519
Alarm.com Holdings, Inc. (a)	11,289	329,413
Amber Road, Inc. (a)	18,689	178,106
Angie's List, Inc. (a)(b)	42,964	330,823
Apigee Corp. (a)	16,564	287,385
AppFolio, Inc. (a)	8,051	153,372
Autobytel, Inc. (a)	10,390	169,877
Bankrate, Inc. (a)	52,452	409,126
Bazaarvoice, Inc. (a)	92,312	452,329
Benefitfocus, Inc. (a)(b)	14,059	456,918
Blucora, Inc. (a)	44,124	586,849
Box, Inc. Class A (a)(b)	55,652	802,502
Brightcove, Inc. (a)	32,769	365,374
Carbonite, Inc. (a)	19,414	331,009
Care.com, Inc. (a)	16,619	150,901
ChannelAdvisor Corp. (a)	24,925	274,175
Cimpress NV (a)(b)	28,064	2,336,328
comScore, Inc. (a)(b)	52,874	1,522,242
Cornerstone OnDemand, Inc. (a)	56,043	2,314,576
Cvent, Inc. (a)	33,784	1,054,736
DHI Group, Inc. (a)	53,903	307,247
EarthLink Holdings Corp.	122,323	699,688
Endurance International Group Holdings, Inc. (a)(b)	65,903	484,387
Envestnet, Inc. (a)	46,440	1,641,654
Everyday Health, Inc. (a)	32,086	336,903
Five9, Inc. (a)	37,495	536,928
Global Sources Ltd. (a)	8,012	64,897
Gogo, Inc. (a)(b)	61,373	620,481
GrubHub, Inc. (a)(b)	90,283	3,440,685
GTT Communications, Inc. (a)	30,082	676,845
Hortonworks, Inc. (a)(b)	43,823	334,808
inContact, Inc. (a)	64,938	903,288
Instructure, Inc. (a)	11,314	287,941
IntraLinks Holdings, Inc. (a)	47,252	433,301
j2 Global, Inc.	52,684	3,748,467
Limelight Networks, Inc. (a)	76,025	135,325
Liquidity Services, Inc. (a)	26,517	234,675
LivePerson, Inc. (a)	60,709	516,027
LogMeIn, Inc.	28,148	2,674,060
Marchex, Inc. Class B (a)	36,988	93,210
MeetMe, Inc. (a)(b)	44,267	216,466
MINDBODY, Inc. (a)	15,446	319,732
Monster Worldwide, Inc. (a)	94,305	321,580
New Relic, Inc. (a)	25,062	913,510
NIC, Inc.	71,376	1,638,079
NumereX Corp. Class A (a)	15,342	109,082
Q2 Holdings, Inc. (a)	28,856	810,854
QuinStreet, Inc. (a)	38,907	112,830
Quotient Technology, Inc. (a)	72,597	769,528
RealNetworks, Inc. (a)	25,986	115,898
Reis, Inc.	10,225	200,921
RetailMeNot, Inc. (a)	41,559	376,109
Rightside Group Ltd. (a)	12,354	103,897
SecureWorks Corp.	6,642	78,309
Shutterstock, Inc. (a)(b)	20,931	1,234,720
SPS Commerce, Inc. (a)	18,566	1,158,147
Stamps.com, Inc. (a)(b)	17,947	1,750,730
TechTarget, Inc. (a)	18,274	147,654
TrueCar, Inc. (a)(b)	61,366	592,182
Web.com Group, Inc. (a)	48,123	774,780
WebMD Health Corp. (a)(b)	41,749	2,051,128
Xactly Corp. (a)	25,368	327,247
XO Group, Inc. (a)	29,610	544,824
		47,227,870
IT Services - 1.9%
Acxiom Corp. (a)	86,765	2,044,183
ALJ Regional Holdings, Inc. (a)(b)	19,765	78,862
Blackhawk Network Holdings, Inc. (a)	61,504	2,118,813
CACI International, Inc. Class A (a)	27,228	2,664,260
Cass Information Systems, Inc.	12,563	676,643
Convergys Corp.	99,444	2,903,765
CSG Systems International, Inc.	35,921	1,366,076
Datalink Corp. (a)	21,713	205,839
EPAM Systems, Inc. (a)	53,943	3,472,311
EVERTEC, Inc.	70,589	1,069,423
ExlService Holdings, Inc. (a)	36,471	1,605,818
Forrester Research, Inc.	10,957	408,148
Hackett Group, Inc.	25,424	409,835
Information Services Group, Inc. (a)	32,982	130,279
Lionbridge Technologies, Inc. (a)	62,425	301,513
ManTech International Corp. Class A	27,746	1,077,377
Maximus, Inc.	71,825	3,739,210
MoneyGram International, Inc. (a)	31,374	219,932
NCI, Inc. Class A	5,895	69,266
Neustar, Inc. Class A (a)(b)	60,352	1,354,902
Perficient, Inc. (a)	40,094	746,149
PFSweb, Inc. (a)	15,693	113,303
Planet Payment, Inc. (a)	45,675	159,406
Science Applications International Corp.	47,164	3,250,071
ServiceSource International, Inc. (a)	65,331	310,322
Sykes Enterprises, Inc. (a)	43,895	1,173,752
Syntel, Inc.	36,351	730,655
Teletech Holdings, Inc.	17,988	505,463
Travelport Worldwide Ltd.	128,270	1,811,172
Unisys Corp. (a)(b)	54,845	573,130
Virtusa Corp. (a)	30,187	571,742
		35,861,620
Semiconductors & Semiconductor Equipment - 3.8%
Acacia Communications, Inc.	5,661	394,515
Advanced Energy Industries, Inc. (a)	43,908	2,094,412
Advanced Micro Devices, Inc. (a)(b)	840,059	6,073,594
Alpha & Omega Semiconductor Ltd. (a)	20,534	433,883
Ambarella, Inc. (a)(b)	35,837	2,199,317
Amkor Technology, Inc. (a)	112,232	1,040,391
Applied Micro Circuits Corp. (a)	85,703	634,202
Axcelis Technologies, Inc. (a)	33,536	457,766
Brooks Automation, Inc.	76,694	999,323
Cabot Microelectronics Corp.	26,198	1,447,701
Cavium, Inc. (a)	72,081	4,068,972
Ceva, Inc. (a)	22,240	668,312
Cirrus Logic, Inc. (a)	69,979	3,777,466
Cohu, Inc.	28,784	322,093
Diodes, Inc. (a)	42,434	878,808
DSP Group, Inc. (a)	23,718	258,526
Entegris, Inc. (a)	158,119	2,514,092
Exar Corp. (a)	46,471	419,168
FormFactor, Inc. (a)	77,561	696,110
GigOptix, Inc. (a)	61,809	146,487
Impinj, Inc.	6,030	148,881
Inphi Corp. (a)	44,500	1,650,950
Integrated Device Technology, Inc. (a)	150,676	3,120,500
Intersil Corp. Class A	149,797	3,307,518
IXYS Corp.	30,641	324,795
Kopin Corp. (a)	67,652	141,393
Lattice Semiconductor Corp. (a)	135,662	823,468
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	26,269	965,648
MaxLinear, Inc. Class A (a)	62,023	1,160,450
Microsemi Corp. (a)	127,219	5,359,736
MKS Instruments, Inc.	59,321	2,992,744
Monolithic Power Systems, Inc.	43,216	3,405,853
Nanometrics, Inc. (a)	26,782	559,476
NeoPhotonics Corp. (a)	34,831	487,634
NVE Corp.	5,131	288,721
PDF Solutions, Inc. (a)	29,695	586,476
Photronics, Inc. (a)	73,358	711,573
Power Integrations, Inc.	30,482	1,964,565
Rambus, Inc. (a)	122,196	1,489,569
Rudolph Technologies, Inc. (a)(b)	32,921	595,870
Semtech Corp. (a)	71,754	1,736,447
Sigma Designs, Inc. (a)	38,389	280,240
Silicon Laboratories, Inc. (a)	46,048	2,760,578
Synaptics, Inc. (a)(b)	39,687	2,068,486
Tessera Technologies, Inc.	54,961	2,039,053
Ultra Clean Holdings, Inc. (a)	35,448	301,308
Ultratech, Inc. (a)	23,541	501,188
Veeco Instruments, Inc. (a)	44,488	965,390
Xcerra Corp. (a)	62,631	345,097
		70,608,745
Software - 4.3%
8x8, Inc. (a)	98,987	1,410,565
A10 Networks, Inc. (a)	47,565	364,348
ACI Worldwide, Inc. (a)	128,702	2,332,080
American Software, Inc. Class A	28,309	295,263
Aspen Technology, Inc. (a)	92,345	4,547,068
Barracuda Networks, Inc. (a)	24,004	559,773
Blackbaud, Inc.	52,841	3,244,437
Bottomline Technologies, Inc. (a)	45,353	1,029,060
BroadSoft, Inc. (a)(b)	33,063	1,373,768
Callidus Software, Inc. (a)	68,801	1,255,618
CommVault Systems, Inc. (a)	43,298	2,316,443
Digimarc Corp. (a)(b)	10,591	334,676
Ebix, Inc. (b)	28,320	1,585,920
Ellie Mae, Inc. (a)	36,606	3,876,209
EnerNOC, Inc. (a)(b)	30,680	159,536
Exa Corp. (a)	14,760	206,640
Fair Isaac Corp.	34,581	4,173,235
Fleetmatics Group PLC (a)	43,591	2,611,101
Gigamon, Inc. (a)	36,371	2,011,316
Globant SA (a)(b)	28,685	1,247,798
Glu Mobile, Inc. (a)(b)	109,890	217,582
Guidance Software, Inc. (a)	25,106	129,547
HubSpot, Inc. (a)	32,181	1,687,893
Imperva, Inc. (a)	31,697	1,169,619
Infoblox, Inc. (a)	62,924	1,667,486
Interactive Intelligence Group, Inc. (a)(b)	20,023	1,210,390
Jive Software, Inc. (a)	64,060	253,037
Majesco (a)	5,728	26,062
Mentor Graphics Corp.	119,742	3,460,544
MicroStrategy, Inc. Class A (a)	10,615	2,067,908
Mitek Systems, Inc. (a)(b)	32,323	218,180
MobileIron, Inc. (a)	49,411	180,350
Model N, Inc. (a)	24,346	250,764
Monotype Imaging Holdings, Inc.	45,699	872,851
Park City Group, Inc. (a)	15,112	198,723
Paycom Software, Inc. (a)(b)	49,232	2,546,771
Paylocity Holding Corp. (a)(b)	24,356	1,059,242
Pegasystems, Inc.	40,001	1,236,031
Progress Software Corp.	55,891	1,504,027
Proofpoint, Inc. (a)(b)	45,684	3,580,712
PROS Holdings, Inc. (a)	27,485	602,471
QAD, Inc. Class A	10,340	248,677
Qualys, Inc. (a)	30,713	1,144,059
Rapid7, Inc. (a)	21,598	309,499
RealPage, Inc. (a)	60,267	1,639,262
RingCentral, Inc. (a)	65,599	1,357,899
Rosetta Stone, Inc. (a)	22,328	158,975
Sapiens International Corp. NV	26,546	361,291
Silver Spring Networks, Inc. (a)	43,336	609,304
Synchronoss Technologies, Inc. (a)(b)	45,817	1,681,942
Take-Two Interactive Software, Inc. (a)(b)	93,034	4,129,779
Tangoe, Inc. (a)	30,253	259,571
TeleNav, Inc. (a)	36,393	198,342
The Rubicon Project, Inc. (a)	40,333	308,951
TiVo Corp. (a)	130,925	2,598,861
Tubemogul, Inc. (a)(b)	23,873	174,273
Varonis Systems, Inc. (a)	11,678	333,407
Vasco Data Security International, Inc. (a)	32,921	452,664
Verint Systems, Inc. (a)	69,618	2,506,248
VirnetX Holding Corp. (a)(b)	52,015	158,646
Workiva, Inc. (a)	24,051	398,044
Zendesk, Inc. (a)	91,249	2,398,936
Zix Corp. (a)(b)	64,462	262,360
		80,766,034
Technology Hardware, Storage & Peripherals - 0.6%
3D Systems Corp. (a)(b)	119,108	1,652,028
Avid Technology, Inc. (a)	34,747	228,288
CPI Card Group (b)	22,712	124,916
Cray, Inc. (a)	45,154	939,203
Diebold, Inc.	76,745	1,673,041
Eastman Kodak Co. (a)	18,286	272,461
Electronics for Imaging, Inc. (a)	52,706	2,241,586
Immersion Corp. (a)(b)	31,163	254,290
Nimble Storage, Inc. (a)	68,723	524,356
Pure Storage, Inc. Class A (a)(b)	76,427	943,109
Silicon Graphics International Corp. (a)	39,037	302,537
Stratasys Ltd. (a)(b)	55,439	1,059,994
Super Micro Computer, Inc. (a)	43,384	1,028,201
U.S.A. Technologies, Inc. (a)(b)	38,876	174,942
		11,418,952

TOTAL INFORMATION TECHNOLOGY		333,556,847

MATERIALS - 4.5%
Chemicals - 2.3%
A. Schulman, Inc.	32,355	930,206
AgroFresh Solutions, Inc. (a)(b)	23,663	111,216
American Vanguard Corp.	32,021	486,719
Balchem Corp.	35,183	2,670,390
Calgon Carbon Corp.	56,995	900,521
Chase Corp.	7,688	525,475
Chemtura Corp. (a)	71,130	2,333,064
Codexis, Inc. (a)	40,658	205,323
Ferro Corp. (a)	92,259	1,195,677
Flotek Industries, Inc. (a)(b)	61,865	728,770
FutureFuel Corp.	26,832	294,079
H.B. Fuller Co.	56,193	2,364,040
Hawkins, Inc.	10,480	422,868
Ingevity Corp. (a)	47,608	1,970,971
Innophos Holdings, Inc.	21,708	995,095
Innospec, Inc.	26,133	1,574,513
KMG Chemicals, Inc.	9,684	262,824
Koppers Holdings, Inc. (a)	22,497	736,777
Kraton Performance Polymers, Inc. (a)	33,267	852,633
Kronos Worldwide, Inc.	23,711	182,338
LSB Industries, Inc. (a)(b)	22,296	117,946
Minerals Technologies, Inc.	38,588	2,593,114
Olin Corp.	185,276	4,063,103
OMNOVA Solutions, Inc. (a)	45,902	348,855
PolyOne Corp.	94,358	2,758,084
Quaker Chemical Corp.	14,352	1,542,840
Rayonier Advanced Materials, Inc. (b)	48,840	631,501
Sensient Technologies Corp.	49,561	3,692,790
Stepan Co.	21,709	1,541,990
Terravia Holdings, Inc. (a)	84,680	198,998
The Chemours Co. LLC	204,816	3,365,127
Trecora Resources (a)	20,952	214,758
Tredegar Corp.	29,078	537,943
Trinseo SA	32,238	1,690,883
Tronox Ltd. Class A (b)	72,939	590,806
Valhi, Inc.	27,193	53,298
		43,685,535
Construction Materials - 0.2%
Headwaters, Inc. (a)	81,777	1,341,143
Summit Materials, Inc.	84,601	1,585,423
U.S. Concrete, Inc. (a)(b)	16,161	806,434
United States Lime & Minerals, Inc.	2,096	137,896
		3,870,896
Containers & Packaging - 0.2%
AEP Industries, Inc.	4,497	492,646
Greif, Inc.:
Class A	28,954	1,356,784
Class B	6,231	362,956
Multi Packaging Solutions International Ltd.	22,866	308,920
Myers Industries, Inc.	23,375	281,669
UFP Technologies, Inc. (a)	7,391	197,340
		3,000,315
Metals & Mining - 1.2%
AK Steel Holding Corp. (a)(b)	262,940	1,367,288
Allegheny Technologies, Inc. (b)	121,828	1,661,734
Ampco-Pittsburgh Corp.	9,235	99,738
Atkore International Group, Inc.	13,089	246,073
Carpenter Technology Corp.	51,361	1,623,521
Century Aluminum Co. (a)(b)	54,603	399,148
Cliffs Natural Resources, Inc. (a)(b)	244,090	1,347,377
Coeur d'Alene Mines Corp. (a)	181,476	2,028,902
Commercial Metals Co.	128,064	2,011,885
Ferroglobe PLC	73,951	684,047
Gold Resource Corp. (b)	54,061	307,066
Handy & Harman Ltd. (a)	2,859	54,750
Haynes International, Inc.	13,443	432,461
Hecla Mining Co.	427,402	2,560,138
Kaiser Aluminum Corp.	19,956	1,446,610
Materion Corp.	22,494	681,568
Olympic Steel, Inc.	9,854	227,529
Real Industries, Inc. (a)	27,579	147,548
Ryerson Holding Corp. (a)	13,681	140,230
Schnitzer Steel Industries, Inc. Class A	30,203	729,402
Stillwater Mining Co. (a)(b)	135,524	1,805,180
SunCoke Energy, Inc.	72,901	744,319
TimkenSteel Corp. (a)(b)	42,655	437,214
Worthington Industries, Inc.	50,664	2,381,208
		23,564,936
Paper & Forest Products - 0.6%
Boise Cascade Co. (a)	44,067	848,290
Clearwater Paper Corp. (a)	18,716	993,820
Deltic Timber Corp.	12,069	678,036
Kapstone Paper & Packaging Corp.	95,657	1,735,218
Louisiana-Pacific Corp. (a)	161,776	2,968,590
Neenah Paper, Inc.	18,309	1,462,889
P.H. Glatfelter Co.	49,166	1,092,469
Schweitzer-Mauduit International, Inc.	34,150	1,260,477
		11,039,789

TOTAL MATERIALS		85,161,471

REAL ESTATE - 8.2%
Equity Real Estate Investment Trusts (REITs) - 7.7%
Acadia Realty Trust (SBI) (b)	88,243	2,972,907
Agree Realty Corp.	25,076	1,212,425
Alexanders, Inc.	2,373	911,873
American Assets Trust, Inc.	43,253	1,717,577
Armada Hoffler Properties, Inc.	36,374	488,503
Ashford Hospitality Prime, Inc.	26,421	342,416
Ashford Hospitality Trust, Inc.	88,737	515,562
Bluerock Residential Growth (REIT), Inc.	21,810	270,444
CareTrust (REIT), Inc.	63,533	894,545
CatchMark Timber Trust, Inc.	43,052	453,768
CBL & Associates Properties, Inc.	189,070	2,023,049
Cedar Shopping Centers, Inc.	95,148	644,152
Chambers Street Properties	471,886	4,350,789
Chatham Lodging Trust	42,460	751,542
Chesapeake Lodging Trust	65,923	1,431,188
City Office REIT, Inc.	22,999	288,867
Colony Starwood Homes	72,286	2,097,017
Community Healthcare Trust, Inc.	13,538	302,980
CorEnergy Infrastructure Trust, Inc.	12,921	349,901
Coresite Realty Corp. (b)	37,409	2,758,540
Cousins Properties, Inc. (b)	378,031	2,937,301
DiamondRock Hospitality Co. (b)	224,700	2,056,005
DuPont Fabros Technology, Inc.	83,449	3,405,554
Easterly Government Properties, Inc.	37,929	719,513
EastGroup Properties, Inc.	35,001	2,376,918
Education Realty Trust, Inc.	81,631	3,476,664
Farmland Partners, Inc. (b)	12,234	130,170
FelCor Lodging Trust, Inc.	153,781	982,661
First Industrial Realty Trust, Inc.	129,405	3,417,586
First Potomac Realty Trust	67,377	601,003
Four Corners Property Trust, Inc.	67,453	1,354,456
Franklin Street Properties Corp.	118,598	1,372,179
Getty Realty Corp.	28,911	657,147
Gladstone Commercial Corp.	26,287	469,223
Global Medical REIT, Inc. (b)	16,000	156,000
Global Net Lease, Inc.	191,571	1,419,541
Government Properties Income Trust	78,051	1,493,896
Healthcare Realty Trust, Inc. (b)	126,863	4,045,661
Hersha Hospitality Trust	46,765	833,352
Hudson Pacific Properties, Inc.	104,022	3,497,220
Independence Realty Trust, Inc. (b)	62,763	522,816
InfraReit, Inc.	45,132	750,094
Investors Real Estate Trust (b)	138,256	839,214
iStar Financial, Inc. (a)(b)	76,710	853,782
Kite Realty Group Trust	92,312	2,301,338
LaSalle Hotel Properties (SBI) (b)	119,197	2,830,929
Lexington Corporate Properties Trust	256,114	2,596,996
LTC Properties, Inc. (b)	41,988	2,104,019
Mack-Cali Realty Corp.	99,917	2,565,869
Medical Properties Trust, Inc. (b)	328,398	4,577,868
Monmouth Real Estate Investment Corp. Class A (b)	71,481	977,145
Monogram Residential Trust, Inc. (b)	187,623	1,977,546
National Health Investors, Inc.	41,335	3,131,540
National Storage Affiliates Trust	39,803	779,343
New Senior Investment Group, Inc.	87,034	906,894
New York (REIT), Inc.	183,524	1,728,796
NexPoint Residential Trust, Inc.	19,585	365,064
NorthStar Realty Europe Corp.	67,719	669,741
One Liberty Properties, Inc.	14,856	350,007
Parkway, Inc. (a)	47,419	854,490
Pebblebrook Hotel Trust (b)	80,098	1,944,779
Pennsylvania Real Estate Investment Trust (SBI)	76,360	1,489,784
Physicians Realty Trust	150,999	2,985,250
Potlatch Corp. (b)	45,018	1,728,691
Preferred Apartment Communities, Inc. Class A	26,638	346,827
PS Business Parks, Inc.	21,879	2,402,095
QTS Realty Trust, Inc. Class A	52,318	2,404,535
RAIT Financial Trust	98,843	301,471
Ramco-Gershenson Properties Trust (SBI)	88,224	1,529,804
Retail Opportunity Investments Corp.	119,456	2,402,260
Rexford Industrial Realty, Inc.	72,533	1,527,545
RLJ Lodging Trust	136,242	2,686,692
Ryman Hospitality Properties, Inc.	48,531	2,446,933
Sabra Health Care REIT, Inc.	71,738	1,671,495
Saul Centers, Inc.	11,164	675,199
Select Income REIT	70,278	1,738,678
Seritage Growth Properties (b)	27,714	1,262,373
Silver Bay Realty Trust Corp.	36,290	607,858
Stag Industrial, Inc.	76,553	1,766,078
Summit Hotel Properties, Inc.	96,066	1,247,897
Sunstone Hotel Investors, Inc.	242,840	3,050,070
Terreno Realty Corp.	50,928	1,329,221
The GEO Group, Inc.	82,321	1,972,411
TIER REIT, Inc.	55,266	815,174
UMH Properties, Inc.	28,371	343,857
Universal Health Realty Income Trust (SBI)	14,304	839,645
Urban Edge Properties	99,899	2,578,393
Urstadt Biddle Properties, Inc. Class A	32,950	708,425
Washington REIT (SBI)	81,387	2,394,406
Whitestone REIT Class B	31,424	417,939
WP Glimcher, Inc.	208,273	2,184,784
Xenia Hotels & Resorts, Inc.	115,291	1,799,693
		143,463,848
Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc.	52,279	2,184,739
Altisource Portfolio Solutions SA (a)(b)	12,493	321,695
AV Homes, Inc. (a)	13,660	217,877
Consolidated-Tomoka Land Co.	4,708	238,554
Forestar Group, Inc. (a)(b)	38,139	419,529
FRP Holdings, Inc. (a)	6,923	220,151
Griffin Industrial Realty, Inc.	693	21,587
HFF, Inc.	40,883	1,088,714
Kennedy-Wilson Holdings, Inc.	92,072	1,896,683
Marcus & Millichap, Inc. (a)	16,869	395,241
RE/MAX Holdings, Inc.	20,314	882,643
Stratus Properties, Inc. (a)	7,033	170,199
Tejon Ranch Co. (a)(b)	16,436	367,180
The St. Joe Co. (a)(b)	56,900	1,007,130
Trinity Place Holdings, Inc. (a)	21,164	204,444
		9,636,366

TOTAL REAL ESTATE		153,100,214

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.7%
Atlantic Tele-Network, Inc.	11,932	807,080
Cincinnati Bell, Inc. (a)	48,244	947,995
Cogent Communications Group, Inc.	46,365	1,710,869
Consolidated Communications Holdings, Inc.	56,526	1,352,667
FairPoint Communications, Inc. (a)	22,913	357,443
General Communications, Inc. Class A (a)	33,062	523,702
Globalstar, Inc. (a)(b)	403,467	373,449
Hawaiian Telcom Holdco, Inc. (a)	6,440	132,149
IDT Corp. Class B	18,673	334,060
Inteliquent, Inc.	36,875	619,131
Intelsat SA (a)(b)	34,370	93,143
Iridium Communications, Inc. (a)(b)	93,340	760,721
Lumos Networks Corp. (a)	20,763	295,042
ORBCOMM, Inc. (a)	73,395	655,417
PDVWireless, Inc. (a)(b)	10,550	248,980
Straight Path Communications, Inc. Class B (a)(b)	10,434	253,338
Vonage Holdings Corp. (a)	212,655	1,458,813
Windstream Holdings, Inc. (b)	108,864	854,582
		11,778,581
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	38,351	372,772
Leap Wireless International, Inc. rights (a)	29,000	95,120
NII Holdings, Inc. (a)	57,943	141,960
Shenandoah Telecommunications Co.	51,409	1,357,198
Spok Holdings, Inc.	22,423	404,735
		2,371,785

TOTAL TELECOMMUNICATION SERVICES		14,150,366

UTILITIES - 3.9%
Electric Utilities - 1.2%
Allete, Inc.	55,483	3,400,553
El Paso Electric Co.	45,272	2,091,566
Empire District Electric Co.	48,128	1,647,421
Genie Energy Ltd. Class B	13,819	71,997
IDACORP, Inc.	56,028	4,392,035
MGE Energy, Inc.	39,161	2,288,960
Otter Tail Corp.	43,019	1,546,533
PNM Resources, Inc.	89,867	2,952,131
Portland General Electric Co.	99,343	4,335,329
Spark Energy, Inc. Class A, (b)	5,284	127,873
		22,854,398
Gas Utilities - 1.2%
Chesapeake Utilities Corp.	17,558	1,124,590
Delta Natural Gas Co., Inc.	7,808	183,878
New Jersey Resources Corp.	96,062	3,261,305
Northwest Natural Gas Co.	30,807	1,811,452
ONE Gas, Inc.	58,109	3,560,920
South Jersey Industries, Inc.	89,191	2,644,513
Southwest Gas Corp.	52,858	3,830,091
Spire, Inc.	49,507	3,109,040
WGL Holdings, Inc.	56,341	3,553,427
		23,079,216
Independent Power and Renewable Electricity Producers - 0.6%
Atlantic Power Corp.	131,339	302,080
Atlantica Yield PLC (b)	65,082	1,170,174
Dynegy, Inc. (a)	129,891	1,383,339
NRG Yield, Inc.:
Class A	42,954	632,712
Class C	66,680	1,026,872
Ormat Technologies, Inc.	44,167	2,130,174
Pattern Energy Group, Inc.	73,556	1,643,977
Talen Energy Corp. (a)(b)	93,924	1,308,361
TerraForm Global, Inc.	98,351	368,816
Terraform Power, Inc. (b)	96,905	1,202,591
Vivint Solar, Inc. (a)(b)	24,466	75,845
		11,244,941
Multi-Utilities - 0.5%
Avista Corp.	69,753	2,887,774
Black Hills Corp. (b)	57,607	3,562,993
NorthWestern Energy Corp.	53,690	3,089,860
Unitil Corp.	16,280	660,480
		10,201,107
Water Utilities - 0.4%
American States Water Co.	40,840	1,632,783
Artesian Resources Corp. Class A	9,291	262,192
California Water Service Group	55,161	1,709,991
Connecticut Water Service, Inc.	12,199	635,202
Consolidated Water Co., Inc.	16,208	181,530
Global Water Resources, Inc.	9,112	71,256
Middlesex Water Co.	18,113	653,879
SJW Corp.	18,256	926,127
York Water Co.	14,654	463,066
		6,536,026

TOTAL UTILITIES		73,915,688

TOTAL COMMON STOCKS
(Cost $1,780,788,106)		1,855,104,911
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.56% 8/17/17 (c)
(Cost $1,991,089)	2,000,000	1,991,046
	Shares	Value

Money Market Funds - 19.6%
Fidelity Cash Central Fund, 0.41% (d)	37,873,107	$37,884,469
Fidelity Securities Lending Cash Central Fund 0.48% (d)(e)	328,575,595	328,641,310
TOTAL MONEY MARKET FUNDS
(Cost $366,451,938)		366,525,779
TOTAL INVESTMENT PORTFOLIO - 118.8%
(Cost $2,149,231,133)		2,223,621,736
NET OTHER ASSETS (LIABILITIES) - (18.8)%		(352,202,126)
NET ASSETS - 100%		$1,871,419,610

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
138 ICE Russell 2000 Index Contracts (United States)	Dec. 2016	16,412,340	$(169,171)

The face value of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,991,046.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$53,343
Fidelity Securities Lending Cash Central Fund	2,245,356
Total	$2,298,699

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$233,858,363	$233,791,176	$67,187	$--
Consumer Staples	57,824,935	57,824,935	--	--
Energy	60,300,222	60,300,222	--	--
Financials	337,433,481	337,433,481	--	--
Health Care	242,547,565	242,239,108	--	308,457
Industrials	263,255,759	263,255,759	--	--
Information Technology	333,556,847	333,556,847	--	--
Materials	85,161,471	85,161,471	--	--
Real Estate	153,100,214	153,100,214	--	--
Telecommunication Services	14,150,366	14,055,246	--	95,120
Utilities	73,915,688	73,915,688	--	--
U.S. Government and Government Agency Obligations	1,991,046	--	1,991,046	--
Money Market Funds	366,525,779	366,525,779	--	--
Total Investments in Securities:	$2,223,621,736	$2,221,159,926	$2,058,233	$403,577
Derivative Instruments:
Liabilities
Futures Contracts	$(169,171)	$(169,171)	$--	$--
Total Liabilities	$(169,171)	$(169,171)	$--	$--
Total Derivative Instruments:	$(169,171)	$(169,171)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(169,171)
Total Equity Risk	$0	$(169,171)
Total Value of Derivatives	$0	$(169,171)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $318,231,325) — See accompanying schedule: Unaffiliated issuers (cost $1,782,779,195)	$1,857,095,957
Fidelity Central Funds (cost $366,451,938)	366,525,779
Total Investments (cost $2,149,231,133)		$2,223,621,736
Segregated cash with brokers for derivative instruments		129,310
Cash		27,263
Receivable for investments sold		2,475,382
Receivable for fund shares sold		4,836,780
Dividends receivable		683,603
Distributions receivable from Fidelity Central Funds		390,825
Receivable for daily variation margin for derivative instruments		127,365
Other receivables		5,525
Total assets		2,232,297,789
Liabilities
Payable for investments purchased	$30,458,840
Payable for fund shares redeemed	1,736,881
Accrued management fee	63,202
Other affiliated payables	44,199
Other payables and accrued expenses	3
Collateral on securities loaned, at value	328,575,054
Total liabilities		360,878,179
Net Assets		$1,871,419,610
Net Assets consist of:
Paid in capital		$1,778,908,222
Undistributed net investment income		13,490,097
Accumulated undistributed net realized gain (loss) on investments		4,799,859
Net unrealized appreciation (depreciation) on investments		74,221,432
Net Assets		$1,871,419,610
Investor Class:
Net Asset Value, offering price and redemption price per share ($24,902,279 ÷ 1,530,884 shares)		$16.27
Premium Class:
Net Asset Value, offering price and redemption price per share ($1,378,823,829 ÷ 84,640,667 shares)		$16.29
Institutional Class:
Net Asset Value, offering price and redemption price per share ($342,409,606 ÷ 21,014,779 shares)		$16.29
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($125,283,896 ÷ 7,688,979 shares)		$16.29

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2016 (Unaudited)
Investment Income
Dividends		$11,919,256
Interest		4,205
Income from Fidelity Central Funds (including $2,245,356 from security lending)		2,298,699
Total income		14,222,160
Expenses
Management fee	$638,477
Transfer agent fees	344,139
Independent trustees' fees and expenses	3,710
Miscellaneous	2,789
Total expenses before reductions	989,115
Expense reductions	(342,669)	646,446
Net investment income (loss)		13,575,714
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,459,187
Fidelity Central Funds	899
Futures contracts	962,390
Total net realized gain (loss)		11,422,476
Change in net unrealized appreciation (depreciation) on: Investment securities	70,539,186
Futures contracts	(871,070)
Total change in net unrealized appreciation (depreciation)		69,668,116
Net gain (loss)		81,090,592
Net increase (decrease) in net assets resulting from operations		$94,666,306

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2016 (Unaudited)	Year ended April 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,575,714	$21,372,584
Net realized gain (loss)	11,422,476	30,476,406
Change in net unrealized appreciation (depreciation)	69,668,116	(129,611,795)
Net increase (decrease) in net assets resulting from operations	94,666,306	(77,762,805)
Distributions to shareholders from net investment income	(6,973,524)	(18,567,785)
Distributions to shareholders from net realized gain	(8,679,981)	(35,511,156)
Total distributions	(15,653,505)	(54,078,941)
Share transactions - net increase (decrease)	239,707,876	377,129,391
Redemption fees	90,894	158,310
Total increase (decrease) in net assets	318,811,571	245,445,955
Net Assets
Beginning of period	1,552,608,039	1,307,162,084
End of period	$1,871,419,610	$1,552,608,039
Other Information
Undistributed net investment income end of period	$13,490,097	$6,887,907

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Index Fund Investor Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2016	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$15.46	$17.05	$16.06	$13.59	$11.78	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.22	.22	.19	.18	.09
Net realized and unrealized gain (loss)	.83	(1.21)	1.34	2.56	1.85	1.73
Total from investment operations	.95	(.99)	1.56	2.75	2.03	1.82
Distributions from net investment income	(.06)	(.19)	(.18)	(.12)	(.14)	(.04)
Distributions from net realized gain	(.09)	(.41)	(.39)	(.18)	(.08)	–
Total distributions	(.14)C	(.60)	(.57)	(.29)D	(.23)E	(.04)
Redemption fees added to paid in capitalB	–F	–F	–F	.01	.01	–F
Net asset value, end of period	$16.27	$15.46	$17.05	$16.06	$13.59	$11.78
Total ReturnG,H	6.19%	(5.87)%	9.82%	20.46%	17.63%	18.27%
Ratios to Average Net AssetsI,J
Expenses before reductions	.25%K	.36%	.36%	.36%	.36%	.36%K
Expenses net of fee waivers, if any	.19%K	.23%	.23%	.23%	.29%	.31%K
Expenses net of all reductions	.19%K	.23%	.23%	.23%	.29%	.31%K
Net investment income (loss)	1.44%K	1.38%	1.30%	1.18%	1.54%	1.20%K
Supplemental Data
Net assets, end of period (000 omitted)	$24,902	$41,773	$31,449	$21,013	$8,079	$12,116
Portfolio turnover rateL	23%K	13%	14%	9%	11%	7%K

 A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.14 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.085 per share.

 D Total distributions of $.29 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.178 per share.

 E Total distributions of $.23 per share is comprised of distributions from net investment income of $.141 and distributions from net realized gain of $.084 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Index Fund Premium Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2016	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$15.48	$17.07	$16.08	$13.61	$11.79	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.24	.24	.21	.21	.10
Net realized and unrealized gain (loss)	.83	(1.21)	1.34	2.57	1.84	1.73
Total from investment operations	.96	(.97)	1.58	2.78	2.05	1.83
Distributions from net investment income	(.07)	(.21)	(.20)	(.14)	(.15)	(.04)
Distributions from net realized gain	(.09)	(.41)	(.39)	(.18)	(.08)	–
Total distributions	(.15)C	(.62)	(.59)	(.32)	(.24)D	(.04)
Redemption fees added to paid in capitalB	–E	–E	–E	.01	.01	–E
Net asset value, end of period	$16.29	$15.48	$17.07	$16.08	$13.61	$11.79
Total ReturnF,G	6.25%	(5.73)%	9.96%	20.61%	17.81%	18.38%
Ratios to Average Net AssetsH,I
Expenses before reductions	.12%J	.23%	.23%	.23%	.23%	.23%J
Expenses net of fee waivers, if any	.08%J	.09%	.09%	.09%	.12%	.17%J
Expenses net of all reductions	.08%J	.09%	.09%	.09%	.12%	.17%J
Net investment income (loss)	1.56%J	1.52%	1.44%	1.32%	1.71%	1.34%J
Supplemental Data
Net assets, end of period (000 omitted)	$1,378,824	$1,101,583	$895,003	$632,741	$197,995	$23,851
Portfolio turnover rateK	23%J	13%	14%	9%	11%	7%J

 A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.15 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.085 per share.

 D Total distributions of $.24 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.084 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Index Fund Institutional Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2016	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$15.48	$17.07	$16.09	$13.61	$11.80	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.24	.24	.21	.22	.10
Net realized and unrealized gain (loss)	.83	(1.20)	1.34	2.58	1.82	1.74
Total from investment operations	.96	(.96)	1.58	2.79	2.04	1.84
Distributions from net investment income	(.07)	(.22)	(.20)	(.14)	(.15)	(.04)
Distributions from net realized gain	(.09)	(.41)	(.39)	(.18)	(.08)	–
Total distributions	(.15)C	(.63)	(.60)D	(.32)	(.24)E	(.04)
Redemption fees added to paid in capitalB	–F	–F	–F	.01	.01	–F
Net asset value, end of period	$16.29	$15.48	$17.07	$16.09	$13.61	$11.80
Total ReturnG,H	6.26%	(5.71)%	9.92%	20.71%	17.74%	18.49%
Ratios to Average Net AssetsI,J
Expenses before reductions	.09%K	.17%	.17%	.17%	.17%	.17%K
Expenses net of fee waivers, if any	.06%K	.07%	.07%	.07%	.10%	.13%K
Expenses net of all reductions	.06%K	.07%	.07%	.07%	.10%	.13%K
Net investment income (loss)	1.57%K	1.54%	1.46%	1.34%	1.73%	1.38%K
Supplemental Data
Net assets, end of period (000 omitted)	$342,410	$292,313	$376,321	$263,061	$27,675	$574
Portfolio turnover rateL	23%K	13%	14%	9%	11%	7%K

 A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.15 per share is comprised of distributions from net investment income of $.069 and distributions from net realized gain of $.085 per share.

 D Total distributions of $.60 per share is comprised of distributions from net investment income of $.203 and distributions from net realized gain of $.393 per share.

 E Total distributions of $.24 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.084 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Index Fund Institutional Premium Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2016	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$15.48	$17.07	$16.09	$13.61	$11.80	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.24	.25	.21	.23	.10
Net realized and unrealized gain (loss)	.84	(1.20)	1.33	2.58	1.81	1.75
Total from investment operations	.97	(.96)	1.58	2.79	2.04	1.85
Distributions from net investment income	(.07)	(.22)	(.21)	(.14)	(.16)	(.05)
Distributions from net realized gain	(.09)	(.41)	(.39)	(.18)	(.08)	–
Total distributions	(.16)	(.63)	(.60)	(.32)	(.24)	(.05)
Redemption fees added to paid in capitalB	–C	–C	–C	.01	.01	–C
Net asset value, end of period	$16.29	$15.48	$17.07	$16.09	$13.61	$11.80
Total ReturnD,E	6.27%	(5.69)%	9.94%	20.73%	17.77%	18.50%
Ratios to Average Net AssetsF,G
Expenses before reductions	.07%H	.15%	.15%	.15%	.15%	.15%H
Expenses net of fee waivers, if any	.04%H	.05%	.05%	.05%	.06%	.11%H
Expenses net of all reductions	.04%H	.05%	.05%	.05%	.06%	.11%H
Net investment income (loss)	1.59%H	1.56%	1.48%	1.36%	1.77%	1.40%H
Supplemental Data
Net assets, end of period (000 omitted)	$125,284	$116,939	$4,389	$3,654	$2,082	$574
Portfolio turnover rateI	23%H	13%	14%	9%	11%	7%H

 A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2016

1. Organization.

Fidelity Mid Cap Index (formerly Spartan Mid Cap Index) Fund and Fidelity Small Cap Index (formerly Spartan Small Cap Index) Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Premium Class (formerly Fidelity Advantage Class), Institutional Class and Institutional Premium Class (formerly Fidelity Advantage Institutional Class) shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2016, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Mid Cap Index Fund	$2,475,841,140	$274,325,707	$(179,061,990)	$95,263,717
Fidelity Small Cap Index Fund	2,158,287,726	296,297,324	(230,963,314)	65,334,010

Short Term Trading (Redemption) Fees. Shares held by investors of Fidelity Mid Cap Index Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. Shares held by investors of Fidelity Small Cap Index Fund less than 90 days may be subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Mid Cap Index Fund
Equity Risk
Futures Contracts	$1,280,827	$(225,441)
Total Equity Risk	$1,280,827	$(225,441)
Totals	$1,280,827	$(225,441)
Fidelity Small Cap Index Fund
Equity Risk
Futures Contracts	$962,390	$(871,070)
Total Equity Risk	$962,390	$(871,070)
Totals	$962,390	$(871,070)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Index Fund	921,698,348	183,044,924
Fidelity Small Cap Index Fund	470,443,619	196,105,675

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. Effective July 1, 2016, the Board approved an amendment to the management contract to reduce the management fee to an annual rate of .04% of each Fund's average net assets. Prior to July 1, 2016, the management fee was based on an annual rate of .12% and .15% of average net assets for Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund, respectively. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the reporting period, the total annualized management fee rate was .06% and .07% of Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund's average net assets, respectively.

Effective July 1, 2016, the Board also approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class
Fidelity Mid Cap Index Fund	.19%	.07%	.06%	.04%
Fidelity Small Cap Index Fund	.19%	.07%	.06%	.04%

Prior to July 1, 2016, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed certain amounts as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class
Fidelity Mid Cap Index Fund	.33%	.20%	.14%	.12%
Fidelity Small Cap Index Fund	.36%	.23%	.17%	.15%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of class-level average net assets for each Fund's Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective July 1, 2016, under the amended expense contract, each Investor Class, Premium Class and Institutional Class pays a portion of the transfer agent fees at an annual rate of .15%, .03% and .02% of class-level average net assets, respectively, and Institutional Premium Class does not pay a transfer agent fee. Prior to July 1, 2016, each Investor Class, Premium Class and Institutional Class paid all or a portion of the transfer agent fees at an annual rate of .21%, .08% and .02% of class-level average net assets, respectively, and each Institutional Premium Class did not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Mid Cap Index Fund
Investor Class	$40,310.17
Premium Class	335,410.04
Institutional Class	41,890.02
	$417,610
Fidelity Small Cap Index Fund
Investor Class	$29,362.18
Premium Class	282,297.04
Institutional Class	32,480.02
	$344,139

 (a) Annualized

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Mid Cap Index Fund	$3,086
Fidelity Small Cap Index Fund	2,789

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. Effective July 1, 2016, the expense limitations were discontinued.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Mid Cap Index Fund
Investor Class	.22%	$9,208
Premium Class	.08%	262,354
Institutional Class	.06%	46,620
Institutional Premium Class	.04%	1,043
Fidelity Small Cap Index Fund
Investor Class	.23%	$9,274
Premium Class	.09%	263,197
Institutional Class	.07%	49,866
Institutional Premium Class	.05%	19,799

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Mid Cap Index Fund	$68
Fidelity Small Cap Index Fund	533

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2016	Year ended April 30, 2016
Fidelity Mid Cap Index Fund
From net investment income
Investor Class	$173,211	$433,203
Premium Class	5,461,368	14,372,434
Institutional Class	1,491,644	3,947,082
Institutional Premium Class	33,780	140,462
Total	$7,160,003	$18,893,181
From net realized gain
Investor Class	$114,495	$973,652
Premium Class	3,050,169	29,414,783
Institutional Class	814,992	8,001,457
Institutional Premium Class	18,064	234,247
Total	$3,997,720	$38,624,139
Fidelity Small Cap Index Fund
From net investment income
Investor Class	$163,266	$423,930
Premium Class	4,927,718	12,990,151
Institutional Class	1,341,675	5,086,461
Institutional Premium Class	540,865	67,243
Total	$6,973,524	$18,567,785
From net realized gain
Investor Class	$239,270	$906,854
Premium Class	6,152,407	24,866,070
Institutional Class	1,640,425	9,613,726
Institutional Premium Class	647,879	124,506
Total	$8,679,981	$35,511,156

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2016	Year ended April 30, 2016	Six months ended October 31, 2016	Year ended April 30, 2016
Fidelity Mid Cap Index Fund
Investor Class
Shares sold	3,022,905	4,272,995	$52,730,439	$71,460,513
Reinvestment of distributions	15,811	83,014	269,419	1,355,868
Shares redeemed	(3,471,039)	(3,380,609)	(60,572,753)	(57,484,590)
Net increase (decrease)	(432,323)	975,400	$(7,572,895)	$15,331,791
Premium Class
Shares sold	33,358,898	35,589,660	$583,366,954	$599,717,802
Reinvestment of distributions	473,221	2,582,090	8,073,146	42,089,174
Shares redeemed	(8,148,397)	(18,975,186)	(141,953,856)	(318,712,121)
Net increase (decrease)	25,683,722	19,196,564	$449,486,244	$323,094,855
Institutional Class
Shares sold	17,254,525	7,564,735	$300,838,861	$128,647,279
Reinvestment of distributions	135,207	733,310	2,306,636	11,948,539
Shares redeemed	(2,007,523)	(7,136,323)	(35,082,121)	(118,438,635)
Net increase (decrease)	15,382,209	1,161,722	$268,063,376	$22,157,183
Institutional Premium Class
Shares sold	138,406	272,603	$2,425,928	$4,715,456
Reinvestment of distributions	3,039	22,263	51,844	374,709
Shares redeemed	(30,789)	(1,244,265)	(538,882)	(22,273,948)
Net increase (decrease)	110,656	(949,399)	$1,938,890	$(17,183,783)
Fidelity Small Cap Index Fund
Investor Class
Shares sold	1,882,796	3,853,857	$30,733,635	$60,707,944
Reinvestment of distributions	23,215	76,604	366,796	1,211,576
Shares redeemed	(3,077,557)	(3,073,071)	(50,195,730)	(48,479,073)
Net increase (decrease)	(1,171,546)	857,390	$(19,095,299)	$13,440,447
Premium Class
Shares sold	21,574,239	31,046,482	$353,448,585	$492,628,974
Reinvestment of distributions	678,169	2,308,607	10,721,855	36,584,992
Shares redeemed	(8,775,220)	(14,626,104)	(142,741,226)	(229,670,968)
Net increase (decrease)	13,477,188	18,728,985	$221,429,214	$299,542,998
Institutional Class
Shares sold	3,948,847	8,351,538	$64,886,094	$131,670,676
Reinvestment of distributions	188,621	925,476	2,982,100	14,700,187
Shares redeemed	(2,002,064)	(12,439,845)	(32,681,887)	(191,859,594)
Net increase (decrease)	2,135,404	(3,162,831)	$35,186,307	$(45,488,731)
Institutional Premium Class
Shares sold	801,991	7,418,522	$13,033,989	$111,546,417
Reinvestment of distributions	75,189	12,127	1,188,744	191,749
Shares redeemed	(740,816)	(135,085)	(12,035,079)	(2,103,489)
Net increase (decrease)	136,364	7,295,564	$2,187,654	$109,634,677

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2016 to October 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Expenses Paid During Period-B May 1, 2016 to October 31, 2016
Fidelity Mid Cap Index Fund
Investor Class	.20%
Actual		$1,000.00	$1,032.60	$1.02
Hypothetical-C		$1,000.00	$1,024.20	$1.02
Premium Class	.07%
Actual		$1,000.00	$1,033.20	$.36
Hypothetical-C		$1,000.00	$1,024.85	$.36
Institutional Class	.06%
Actual		$1,000.00	$1,033.30	$.31
Hypothetical-C		$1,000.00	$1,024.90	$.31
Institutional Premium Class	.04%
Actual		$1,000.00	$1,033.40	$.21
Hypothetical-C		$1,000.00	$1,025.00	$.20
Fidelity Small Cap Index Fund
Investor Class	.19%
Actual		$1,000.00	$1,061.90	$.99
Hypothetical-C		$1,000.00	$1,024.25	$.97
Premium Class	.08%
Actual		$1,000.00	$1,062.50	$.42
Hypothetical-C		$1,000.00	$1,024.80	$.41
Institutional Class	.06%
Actual		$1,000.00	$1,062.60	$.31
Hypothetical-C		$1,000.00	$1,024.90	$.31
Institutional Premium Class	.04%
Actual		$1,000.00	$1,062.70	$.21
Hypothetical-C		$1,000.00	$1,025.00	$.20

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Index Fund (formerly Spartan Mid Cap Index Fund)
Fidelity Small Cap Index Fund (formerly Spartan Small Cap Index Fund)

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and its benchmark index for the most recent one- and three-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted that, although FMR does not pay transfer agent fees or other "class-level" expenses under each fund's management contract, such expenses may be paid by FMR pursuant to expense limitation arrangements in effect for each fund and, as a result, are also subtracted from the management fee for purposes of calculating the hypothetical "net management fee." The Board considered that "fund-level" non-management expenses and "class-level" expenses paid by FMR may exceed the fund's management fee and result in a negative net management fee.

Fidelity Mid Cap Index Fund

Fidelity Small Cap Index Fund

The Board noted that each fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015. The Board noted that a hypothetical net management fee is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and a negative net management fee is not intended to suggest that Fidelity pays a fund to manage the fund's assets. The Board noted that the comparisons for 2015 reflect a revised Total Mapped Group that no longer includes funds with micro-cap objectives and that Fidelity believes this Total Mapped Group is a more appropriate comparison because the funds do not have a micro-cap objective.

With respect to Fidelity Mid Cap Index Fund, the Board considered that, at its July 2016 meeting, it ratified an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.12% to 0.04%. With respect to Fidelity Small Cap Index Fund, the Board considered that, at its July 2016 meeting, it ratified (i) an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.15% to 0.04% and (ii) an amended and restated sub-advisory agreement for the fund with Geode (effective July 1, 2016) that lowered the sub-advisory fee rate that FMR pays to Geode.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee rate. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of Fidelity Mid Cap Index Fund ranked below the competitive median for 2015.

The Board considered that current contractual arrangements for Fidelity Mid Cap Index Fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Class: 0.14% (0.06% effective July 1, 2016); Institutional Premium Class: 0.12% (0.04% effective July 1, 2016); Investor Class: 0.33% (0.19% effective July 1, 2016); and Premium Class: 0.20% (0.07% effective July 1, 2016). These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board noted that the total expense ratio of each of Institutional Class, Institutional Premium Class, and Premium Class of Fidelity Small Cap Index Fund ranked below the competitive median for 2015 and the total expense ratio of Investor Class ranked equal to the competitive median for 2015.

The Board considered that current contractual arrangements for Fidelity Small Cap Index Fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Class: 0.17% (0.06% effective July 1, 2016); Institutional Premium Class: 0.15% (0.04% effective July 1, 2016); Investor Class: 0.36% (0.19% effective July 1, 2016); and Premium Class: 0.23% (0.07% effective July 1, 2016). These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to each fund's current contractual arrangements the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

MCX-I-SCX-I-SANN-1216
1.929323.105

Fidelity® Large Cap Value Index Fund Investor Class and Premium Class Semi-Annual Report October 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2016

% of fund's net assets
Exxon Mobil Corp.	3.4
Berkshire Hathaway, Inc. Class B	2.7
Johnson & Johnson	2.6
JPMorgan Chase & Co.	2.5
AT&T, Inc.	2.2
Procter & Gamble Co.	2.2
General Electric Co.	2.1
Wells Fargo & Co.	2.1
Chevron Corp.	1.9
Pfizer, Inc.	1.7
23.4

Top Market Sectors as of October 31, 2016

% of fund's net assets
Financials	24.4
Energy	13.3
Health Care	11.1
Information Technology	9.9
Industrials	9.6
Consumer Staples	8.9
Utilities	6.6
Real Estate	4.8
Consumer Discretionary	4.6
Telecommunication Services	3.7

Asset Allocation (% of fund's net assets)

As of October 31, 2016*
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 6.2%

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 4.6%
Auto Components - 0.2%
Adient PLC (a)	747	$33,996
BorgWarner, Inc.	1,980	70,963
Gentex Corp.	984	16,639
Hertz Global Holdings, Inc. (a)	597	19,791
Lear Corp.	124	15,225
The Goodyear Tire & Rubber Co.	2,797	81,197
		237,811
Automobiles - 0.9%
Ford Motor Co.	40,448	474,860
General Motors Co.	14,520	458,832
		933,692
Distributors - 0.0%
Genuine Parts Co.	77	6,975
Diversified Consumer Services - 0.1%
Graham Holdings Co.	43	20,425
H&R Block, Inc.	2,317	53,221
		73,646
Hotels, Restaurants & Leisure - 0.6%
ARAMARK Holdings Corp.	1,434	53,388
Carnival Corp. unit	4,219	207,153
Choice Hotels International, Inc.	96	4,651
Extended Stay America, Inc. unit	665	9,510
Hilton Worldwide Holdings, Inc.	619	13,989
Hyatt Hotels Corp. Class A (a)	221	11,225
International Game Technology PLC	969	27,830
Marriott International, Inc. Class A	827	56,815
MGM Mirage, Inc. (a)	4,465	116,849
Norwegian Cruise Line Holdings Ltd. (a)	1,476	57,372
Royal Caribbean Cruises Ltd.	1,759	135,214
Wendy's Co.	945	10,244
Wynn Resorts Ltd.	65	6,146
		710,386
Household Durables - 0.4%
CalAtlantic Group, Inc.	633	20,459
D.R. Horton, Inc.	1,658	47,800
Garmin Ltd.	1,148	55,517
Harman International Industries, Inc.	397	31,645
Lennar Corp.:
Class A	821	34,227
Class B	238	7,978
Mohawk Industries, Inc. (a)	135	24,881
PulteGroup, Inc.	2,508	46,649
Toll Brothers, Inc. (a)	790	21,678
Whirlpool Corp.	694	103,975
		394,809
Internet & Direct Marketing Retail - 0.1%
Liberty Interactive Corp.:
(Venture Group) Series A (a)	1,097	43,770
QVC Group Series A (a)	2,011	37,183
		80,953
Leisure Products - 0.0%
Brunswick Corp.	174	7,569
Vista Outdoor, Inc. (a)	491	18,987
		26,556
Media - 0.9%
Clear Channel Outdoor Holding, Inc. Class A	154	886
Comcast Corp. Class A	1,884	116,469
Discovery Communications, Inc.:
Class A (a)	98	2,559
Class C (non-vtg.) (a)	187	4,696
DISH Network Corp. Class A (a)	531	31,095
John Wiley & Sons, Inc. Class A	435	22,446
Liberty Broadband Corp.:
Class A (a)	235	15,263
Class C (a)	1,092	72,782
Liberty Media Corp.:
Liberty SiriusXM Class A (a)	983	32,704
Liberty SiriusXM Class C (a)	1,873	62,165
Lions Gate Entertainment Corp.	310	6,312
Live Nation Entertainment, Inc. (a)	554	15,329
News Corp.:
Class A	3,917	47,474
Class B	1,496	18,550
Regal Entertainment Group Class A	572	12,304
Tegna, Inc.	2,206	43,282
The Madison Square Garden Co. (a)	189	31,278
Time Warner, Inc.	2,809	249,973
Tribune Media Co. Class A	775	25,265
Twenty-First Century Fox, Inc.:
Class A	2,561	67,277
Class B	1,156	30,507
Viacom, Inc.:
Class A	44	1,861
Class B (non-vtg.)	363	13,634
		924,111
Multiline Retail - 0.6%
Dillard's, Inc. Class A	187	11,463
JC Penney Corp., Inc. (a)	3,262	28,021
Kohl's Corp.	1,933	84,569
Macy's, Inc.	3,181	116,075
Target Corp.	5,476	376,365
		616,493
Specialty Retail - 0.6%
AutoNation, Inc. (a)	387	16,978
Bed Bath & Beyond, Inc.	1,435	58,003
Best Buy Co., Inc.	2,849	110,855
Burlington Stores, Inc. (a)	322	24,131
Cabela's, Inc. Class A (a)	456	28,094
CST Brands, Inc.	777	37,312
Dick's Sporting Goods, Inc.	188	10,462
Foot Locker, Inc.	139	9,281
GameStop Corp. Class A	1,093	26,287
Gap, Inc.	2,150	59,319
L Brands, Inc.	2,057	148,495
Michaels Companies, Inc. (a)	200	4,650
Murphy U.S.A., Inc. (a)	149	10,248
Penske Automotive Group, Inc.	377	16,871
Signet Jewelers Ltd.	63	5,119
Staples, Inc.	6,672	49,373
Tiffany & Co., Inc.	1,133	83,185
Urban Outfitters, Inc. (a)	201	6,723
		705,386
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	2,337	83,875
PVH Corp.	853	91,254
Ralph Lauren Corp.	557	54,642
		229,771

TOTAL CONSUMER DISCRETIONARY		4,940,589

CONSUMER STAPLES - 8.9%
Beverages - 0.8%
Brown-Forman Corp.:
Class A	27	1,310
Class B (non-vtg.)	107	4,940
Molson Coors Brewing Co. Class B	1,789	185,716
PepsiCo, Inc.	1,950	209,040
The Coca-Cola Co.	10,184	431,802
		832,808
Food & Staples Retailing - 1.7%
CVS Health Corp.	652	54,833
Manitowoc Foodservice, Inc. (a)	709	10,713
Wal-Mart Stores, Inc.	15,715	1,100,364
Walgreens Boots Alliance, Inc.	7,094	586,887
Whole Foods Market, Inc.	2,738	77,458
		1,830,255
Food Products - 2.0%
Archer Daniels Midland Co.	5,945	259,024
Bunge Ltd.	1,468	91,031
ConAgra Foods, Inc.	949	45,723
Flowers Foods, Inc.	133	2,064
Hormel Foods Corp.	336	12,936
Ingredion, Inc.	216	28,333
Kellogg Co.	189	14,200
Mead Johnson Nutrition Co. Class A	1,245	93,089
Mondelez International, Inc.	15,523	697,604
Pilgrim's Pride Corp.	510	11,138
Pinnacle Foods, Inc.	1,201	61,755
Post Holdings, Inc. (a)	280	21,344
The Hain Celestial Group, Inc. (a)	259	9,420
The J.M. Smucker Co.	1,209	158,754
The Kraft Heinz Co.	5,400	480,330
TreeHouse Foods, Inc. (a)	414	36,217
Tyson Foods, Inc. Class A	1,602	113,502
		2,136,464
Household Products - 2.8%
Clorox Co.	207	24,844
Colgate-Palmolive Co.	7,442	531,061
Energizer Holdings, Inc.	440	20,464
Kimberly-Clark Corp.	556	63,612
Procter & Gamble Co.	26,601	2,308,967
		2,948,948
Personal Products - 0.1%
Coty, Inc. Class A	4,444	102,168
Edgewell Personal Care Co. (a)	597	45,014
Nu Skin Enterprises, Inc. Class A	410	25,277
		172,459
Tobacco - 1.5%
Philip Morris International, Inc.	14,386	1,387,386
Reynolds American, Inc.	3,296	181,544
		1,568,930

TOTAL CONSUMER STAPLES		9,489,864

ENERGY - 13.3%
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	4,555	252,347
Diamond Offshore Drilling, Inc.	632	10,422
Dril-Quip, Inc. (a)	371	17,623
Ensco PLC Class A	3,214	25,133
FMC Technologies, Inc. (a)	2,366	76,351
Frank's International NV	328	3,690
Halliburton Co.	8,873	408,158
Helmerich & Payne, Inc.	990	62,479
Nabors Industries Ltd.	2,789	33,189
National Oilwell Varco, Inc.	3,911	125,543
Noble Corp.	2,373	11,723
Oceaneering International, Inc.	1,058	25,180
Patterson-UTI Energy, Inc.	1,525	34,282
Rowan Companies PLC	1,318	17,490
RPC, Inc.	592	10,224
Schlumberger Ltd.	14,472	1,132,145
Superior Energy Services, Inc.	1,598	22,628
Transocean Ltd. (United States) (a)	3,495	33,587
Weatherford International Ltd. (a)	9,318	44,913
		2,347,107
Oil, Gas & Consumable Fuels - 11.1%
Anadarko Petroleum Corp.	5,815	345,644
Antero Resources Corp. (a)	1,856	49,128
Apache Corp.	1,214	72,209
Cabot Oil & Gas Corp.	1,441	30,088
Cheniere Energy, Inc. (a)	2,067	77,926
Chesapeake Energy Corp. (a)	5,757	31,721
Chevron Corp.	19,560	2,048,910
Cimarex Energy Co.	820	105,887
Concho Resources, Inc. (a)	1,458	185,079
ConocoPhillips Co.	12,897	560,375
CONSOL Energy, Inc.	2,335	39,578
Continental Resources, Inc. (a)	495	24,210
Devon Energy Corp.	4,912	186,116
Diamondback Energy, Inc. (a)	606	55,322
Energen Corp.	1,025	51,383
EOG Resources, Inc.	5,075	458,882
EQT Corp.	1,784	117,744
Exxon Mobil Corp.	43,348	3,611,734
Gulfport Energy Corp. (a)	1,304	31,439
Hess Corp.	2,921	140,120
HollyFrontier Corp.	1,674	41,766
Kinder Morgan, Inc.	19,987	408,334
Kosmos Energy Ltd. (a)	1,585	8,258
Laredo Petroleum, Inc. (a)	1,480	17,642
Marathon Oil Corp.	8,782	115,747
Marathon Petroleum Corp.	5,444	237,304
Murphy Oil Corp.	1,682	43,513
Newfield Exploration Co. (a)	1,526	61,940
Noble Energy, Inc.	4,413	152,116
Occidental Petroleum Corp.	7,926	577,885
Parsley Energy, Inc. Class A (a)	1,523	50,107
PBF Energy, Inc. Class A	1,012	22,062
Phillips 66 Co.	4,681	379,863
Pioneer Natural Resources Co.	1,688	302,186
QEP Resources, Inc.	2,474	39,757
Range Resources Corp.	2,113	71,398
Rice Energy, Inc. (a)	1,597	35,278
SM Energy Co.	866	29,124
Spectra Energy Corp.	6,141	256,755
Targa Resources Corp.	1,610	70,679
Tesoro Corp.	1,231	104,598
The Williams Companies, Inc.	5,959	174,003
Valero Energy Corp.	4,876	288,854
Whiting Petroleum Corp. (a)	2,085	17,180
World Fuel Services Corp.	726	29,222
WPX Energy, Inc. (a)	3,438	37,337
		11,796,403

TOTAL ENERGY		14,143,510

FINANCIALS - 24.4%
Banks - 10.9%
Associated Banc-Corp.	1,645	33,394
Bank of America Corp.	106,709	1,760,699
Bank of Hawaii Corp.	442	33,216
BankUnited, Inc.	1,119	32,608
BB&T Corp.	8,445	331,044
BOK Financial Corp.	250	17,755
CIT Group, Inc.	2,022	73,459
Citigroup, Inc.	30,470	1,497,601
Citizens Financial Group, Inc.	3,246	85,500
Comerica, Inc.	1,814	94,491
Commerce Bancshares, Inc.	842	41,948
Cullen/Frost Bankers, Inc.	576	43,770
East West Bancorp, Inc.	1,515	59,858
Fifth Third Bancorp	7,907	172,056
First Hawaiian, Inc.	202	5,511
First Horizon National Corp.	2,636	40,621
First Republic Bank	296	22,031
Huntington Bancshares, Inc.	11,249	119,239
JPMorgan Chase & Co.	37,838	2,620,660
KeyCorp	11,114	156,930
M&T Bank Corp.	1,549	190,109
PacWest Bancorp	1,188	51,547
Peoples United Financial, Inc.	3,173	51,530
PNC Financial Services Group, Inc.	5,184	495,590
Popular, Inc.	1,065	38,660
Regions Financial Corp.	13,021	139,455
Signature Bank (a)	212	25,559
SunTrust Banks, Inc.	5,216	235,920
SVB Financial Group (a)	132	16,140
Synovus Financial Corp.	1,452	48,018
TCF Financial Corp.	1,525	21,808
U.S. Bancorp	16,840	753,758
Wells Fargo & Co.	47,499	2,185,429
Western Alliance Bancorp. (a)	397	14,832
Zions Bancorporation	2,068	66,610
		11,577,356
Capital Markets - 3.8%
Affiliated Managers Group, Inc. (a)	72	9,552
Ameriprise Financial, Inc.	1,136	100,411
Bank of New York Mellon Corp.	10,869	470,302
BlackRock, Inc. Class A	1,299	443,271
Charles Schwab Corp.	2,476	78,489
CME Group, Inc.	3,511	351,451
E*TRADE Financial Corp. (a)	2,850	80,256
Franklin Resources, Inc.	3,750	126,225
Goldman Sachs Group, Inc.	4,009	714,564
Interactive Brokers Group, Inc.	551	18,288
IntercontinentalExchange, Inc.	634	171,427
Invesco Ltd.	3,547	99,635
Lazard Ltd. Class A	1,165	42,476
Legg Mason, Inc.	1,189	34,148
LPL Financial	754	23,344
Moody's Corp.	175	17,591
Morgan Stanley	14,854	498,649
Northern Trust Corp.	2,137	154,762
Raymond James Financial, Inc.	1,308	78,637
State Street Corp.	4,094	287,440
T. Rowe Price Group, Inc.	590	37,766
TD Ameritrade Holding Corp.	272	9,305
The NASDAQ OMX Group, Inc.	1,151	73,629
Thomson Reuters Corp.	3,074	121,145
		4,042,763
Consumer Finance - 1.4%
Ally Financial, Inc.	4,636	83,773
American Express Co.	8,309	551,884
Capital One Financial Corp.	5,333	394,855
Discover Financial Services	2,824	159,076
Navient Corp.	3,327	42,519
OneMain Holdings, Inc. (a)	520	14,737
Santander Consumer U.S.A. Holdings, Inc. (a)	1,036	12,639
SLM Corp. (a)	4,583	32,310
Synchrony Financial	8,643	247,103
		1,538,896
Diversified Financial Services - 2.8%
Berkshire Hathaway, Inc. Class B (a)	19,659	2,836,794
Donnelley Financial Solutions, Inc. (a)	89	1,912
Leucadia National Corp.	3,354	62,619
Voya Financial, Inc.	2,130	65,072
		2,966,397
Insurance - 5.1%
AFLAC, Inc.	4,162	286,637
Alleghany Corp. (a)	152	78,464
Allied World Assurance Co. Holdings AG	899	38,639
Allstate Corp.	3,860	262,094
American Financial Group, Inc.	760	56,620
American International Group, Inc.	11,506	709,920
American National Insurance Co.	80	9,373
AmTrust Financial Services, Inc.	804	21,218
Arch Capital Group Ltd. (a)	1,181	92,083
Arthur J. Gallagher & Co.	540	26,044
Aspen Insurance Holdings Ltd.	644	31,073
Assurant, Inc.	636	51,211
Assured Guaranty Ltd.	1,389	41,517
Axis Capital Holdings Ltd.	921	52,469
Brown & Brown, Inc.	1,143	42,131
Chubb Ltd.	4,792	608,584
Cincinnati Financial Corp.	1,550	109,709
CNA Financial Corp.	283	10,349
Endurance Specialty Holdings Ltd.	660	60,687
Erie Indemnity Co. Class A	60	6,143
Everest Re Group Ltd.	431	87,717
First American Financial Corp.	1,138	44,450
FNF Group	2,701	96,993
Hanover Insurance Group, Inc.	485	36,952
Hartford Financial Services Group, Inc.	4,064	179,263
Lincoln National Corp.	1,918	94,155
Loews Corp.	2,867	123,367
Markel Corp. (a)	141	123,718
Mercury General Corp.	267	14,543
MetLife, Inc.	9,656	453,446
Old Republic International Corp.	2,661	44,864
Principal Financial Group, Inc.	2,765	150,969
ProAssurance Corp.	515	27,450
Progressive Corp.	5,462	172,108
Prudential Financial, Inc.	4,594	389,525
Reinsurance Group of America, Inc.	651	70,217
RenaissanceRe Holdings Ltd.	437	54,315
The Travelers Companies, Inc.	3,031	327,894
Torchmark Corp.	1,210	76,726
Unum Group	2,537	89,810
Validus Holdings Ltd.	796	40,676
W.R. Berkley Corp.	1,012	57,785
White Mountains Insurance Group Ltd.	49	40,656
XL Group Ltd.	1,908	66,208
		5,458,772
Mortgage Real Estate Investment Trusts - 0.3%
Agnc Investment Corp.	3,397	68,144
Annaly Capital Management, Inc.	10,556	109,360
Chimera Investment Corp.	1,829	28,660
MFA Financial, Inc.	3,613	26,411
Starwood Property Trust, Inc.	2,478	55,111
Two Harbors Investment Corp.	3,699	30,813
		318,499
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	4,851	69,660
TFS Financial Corp.	533	9,498
		79,158

TOTAL FINANCIALS		25,981,841

HEALTH CARE - 11.1%
Biotechnology - 0.1%
Alnylam Pharmaceuticals, Inc. (a)	92	3,275
Juno Therapeutics, Inc. (a)	57	1,385
Opko Health, Inc. (a)	254	2,393
United Therapeutics Corp. (a)	332	39,863
		46,916
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	15,282	599,666
Alere, Inc. (a)	730	32,616
Baxter International, Inc.	4,582	218,057
Danaher Corp.	4,634	364,001
Dentsply Sirona, Inc.	2,393	137,765
Hill-Rom Holdings, Inc.	39	2,161
Medtronic PLC	14,585	1,196,262
St. Jude Medical, Inc.	878	68,344
Teleflex, Inc.	365	52,242
The Cooper Companies, Inc.	104	18,308
Zimmer Biomet Holdings, Inc.	903	95,176
		2,784,598
Health Care Providers & Services - 1.3%
Acadia Healthcare Co., Inc. (a)	469	16,865
Aetna, Inc.	2,357	253,024
AmSurg Corp. (a)	232	13,862
Anthem, Inc.	1,981	241,405
Brookdale Senior Living, Inc. (a)	1,980	28,571
Cardinal Health, Inc.	237	16,280
Centene Corp. (a)	468	29,241
Cigna Corp.	1,750	207,953
DaVita HealthCare Partners, Inc. (a)	1,070	62,723
Envision Healthcare Holdings, Inc. (a)	285	5,637
Express Scripts Holding Co. (a)	789	53,179
HCA Holdings, Inc. (a)	1,043	79,821
Humana, Inc.	90	15,438
Laboratory Corp. of America Holdings (a)	595	74,577
LifePoint Hospitals, Inc. (a)	395	23,641
MEDNAX, Inc. (a)	267	16,354
Premier, Inc. (a)	333	10,603
Quest Diagnostics, Inc.	1,487	121,101
Universal Health Services, Inc. Class B	655	79,065
Wellcare Health Plans, Inc. (a)	33	3,746
		1,353,086
Health Care Technology - 0.0%
Allscripts Healthcare Solutions, Inc. (a)	1,835	22,038
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	2,508	109,274
Bio-Rad Laboratories, Inc. Class A (a)	219	34,620
PerkinElmer, Inc.	884	44,987
QIAGEN NV (a)	2,351	57,317
Quintiles Transnational Holdings, Inc. (a)	279	20,015
Thermo Fisher Scientific, Inc.	2,217	325,966
VWR Corp. (a)	719	19,780
		611,959
Pharmaceuticals - 6.5%
Allergan PLC (a)	1,680	351,019
Endo International PLC (a)	2,114	39,638
Johnson & Johnson	23,616	2,739,220
Mallinckrodt PLC (a)	1,137	67,379
Merck & Co., Inc.	28,793	1,690,725
Mylan N.V. (a)	3,227	117,786
Patheon NV	142	3,605
Perrigo Co. PLC	1,426	118,629
Pfizer, Inc.	58,094	1,842,161
		6,970,162

TOTAL HEALTH CARE		11,788,759

INDUSTRIALS - 9.6%
Aerospace & Defense - 1.5%
General Dynamics Corp.	1,469	221,437
Huntington Ingalls Industries, Inc.	75	12,102
L-3 Communications Holdings, Inc.	797	109,141
Orbital ATK, Inc.	603	44,839
Raytheon Co.	1,905	260,242
Spirit AeroSystems Holdings, Inc. Class A	677	34,094
Textron, Inc.	1,930	77,354
United Technologies Corp.	8,065	824,243
		1,583,452
Air Freight & Logistics - 0.0%
Expeditors International of Washington, Inc.	525	27,022
Airlines - 0.6%
Alaska Air Group, Inc.	207	14,950
American Airlines Group, Inc.	5,465	221,879
Copa Holdings SA Class A	324	29,883
Delta Air Lines, Inc.	1,750	73,098
JetBlue Airways Corp. (a)	3,064	53,559
Spirit Airlines, Inc. (a)	773	37,050
United Continental Holdings, Inc. (a)	3,493	196,411
		626,830
Building Products - 0.4%
Armstrong World Industries, Inc. (a)	453	16,988
Lennox International, Inc.	27	3,939
Masco Corp.	1,279	39,496
Owens Corning	1,151	56,146
Tyco International Ltd.	7,479	301,553
USG Corp. (a)	853	21,479
		439,601
Commercial Services & Supplies - 0.2%
Clean Harbors, Inc. (a)	472	22,335
LSC Communications, Inc.	89	2,157
R.R. Donnelley & Sons Co.	238	4,230
Republic Services, Inc.	2,452	129,049
Stericycle, Inc. (a)	42	3,364
Waste Management, Inc.	785	51,543
		212,678
Construction & Engineering - 0.3%
AECOM (a)	1,700	47,345
Chicago Bridge & Iron Co. NV	1,113	35,638
Fluor Corp.	1,426	74,138
Jacobs Engineering Group, Inc. (a)	1,235	63,701
KBR, Inc.	1,463	21,667
Quanta Services, Inc. (a)	1,029	29,584
Valmont Industries, Inc.	41	5,246
		277,319
Electrical Equipment - 0.8%
AMETEK, Inc.	1,961	86,480
Eaton Corp. PLC	4,720	300,994
Emerson Electric Co.	5,543	280,919
Fortive Corp.	2,307	117,772
Hubbell, Inc. Class B	192	20,068
Regal Beloit Corp.	480	28,368
Rockwell Automation, Inc.	286	34,240
SolarCity Corp. (a)	678	13,289
		882,130
Industrial Conglomerates - 2.3%
Carlisle Companies, Inc.	474	49,699
General Electric Co.	77,138	2,244,716
ITT, Inc.	951	33,494
Roper Technologies, Inc.	507	87,868
		2,415,777
Machinery - 2.0%
AGCO Corp.	731	37,339
Allison Transmission Holdings, Inc.	1,584	46,395
Caterpillar, Inc.	5,788	483,066
Colfax Corp. (a)	1,003	31,885
Crane Co.	508	34,549
Cummins, Inc.	1,627	207,963
Deere & Co.	2,458	217,041
Donaldson Co., Inc.	91	3,323
Dover Corp.	1,601	107,091
Flowserve Corp.	497	21,048
IDEX Corp.	126	10,891
Ingersoll-Rand PLC	1,329	89,428
Lincoln Electric Holdings, Inc.	234	15,404
Oshkosh Corp.	734	39,269
PACCAR, Inc.	3,217	176,678
Parker Hannifin Corp.	1,388	170,377
Pentair PLC	1,726	95,154
Snap-On, Inc.	157	24,194
Stanley Black & Decker, Inc.	1,352	153,912
Terex Corp.	1,083	25,862
Timken Co.	839	27,729
Trinity Industries, Inc.	1,561	33,327
Xylem, Inc.	900	43,497
		2,095,422
Marine - 0.0%
Kirby Corp. (a)	556	32,776
Professional Services - 0.1%
Dun & Bradstreet Corp.	230	28,716
Manpower, Inc.	734	56,371
Nielsen Holdings PLC	794	35,746
		120,833
Road & Rail - 1.3%
AMERCO	23	7,415
CSX Corp.	9,861	300,859
Genesee & Wyoming, Inc. Class A (a)	596	40,492
Kansas City Southern	1,111	97,501
Norfolk Southern Corp.	3,068	285,324
Old Dominion Freight Lines, Inc. (a)	251	18,745
Ryder System, Inc.	593	41,148
Union Pacific Corp.	7,382	650,945
		1,442,429
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A	478	14,464
Herc Holdings, Inc. (a)	179	5,386
MSC Industrial Direct Co., Inc. Class A	272	19,802
United Rentals, Inc. (a)	131	9,911
WESCO International, Inc. (a)	495	26,829
		76,392
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	767	62,748

TOTAL INDUSTRIALS		10,295,409

INFORMATION TECHNOLOGY - 9.9%
Communications Equipment - 1.9%
Arris International PLC (a)	1,502	41,726
Brocade Communications Systems, Inc.	4,033	42,750
Cisco Systems, Inc.	52,286	1,604,134
EchoStar Holding Corp. Class A (a)	473	22,108
Harris Corp.	1,280	114,189
Juniper Networks, Inc.	3,903	102,805
Motorola Solutions, Inc.	1,620	117,580
		2,045,292
Electronic Equipment & Components - 0.7%
Arrow Electronics, Inc. (a)	937	57,269
Avnet, Inc.	1,299	54,493
Corning, Inc.	11,152	253,262
Dell Technologies, Inc. (a)	1,999	98,131
Dolby Laboratories, Inc. Class A	497	23,652
Fitbit, Inc. (a)	215	2,851
FLIR Systems, Inc.	1,463	48,162
Ingram Micro, Inc. Class A	1,502	55,874
IPG Photonics Corp. (a)	52	5,045
Jabil Circuit, Inc.	1,987	42,403
Keysight Technologies, Inc. (a)	1,766	57,925
National Instruments Corp.	203	5,702
Trimble, Inc. (a)	518	14,318
Zebra Technologies Corp. Class A (a)	88	5,794
		724,881
Internet Software & Services - 0.4%
Akamai Technologies, Inc. (a)	189	13,130
CommerceHub, Inc.:
Series A, (a)	102	1,532
Series C, (a)	212	3,191
IAC/InterActiveCorp	150	9,666
Pandora Media, Inc. (a)	286	3,240
Twilio, Inc. Class A	23	785
Twitter, Inc. (a)	729	13,086
Yahoo!, Inc. (a)	9,039	375,570
Yelp, Inc. (a)	144	4,703
Zillow Group, Inc.:
Class A (a)	229	7,564
Class C (a)	300	10,008
		442,475
IT Services - 0.8%
Amdocs Ltd.	1,540	90,013
Booz Allen Hamilton Holding Corp. Class A	62	1,889
Computer Sciences Corp.	1,436	78,190
CoreLogic, Inc. (a)	356	15,151
Fidelity National Information Services, Inc.	1,452	107,332
IBM Corp.	2,858	439,246
Leidos Holdings, Inc.	698	29,016
Xerox Corp.	10,723	104,764
		865,601
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	3,230	207,043
Applied Materials, Inc.	3,228	93,870
Cree, Inc. (a)	618	13,781
Cypress Semiconductor Corp.	3,251	32,412
First Solar, Inc. (a)	761	30,813
Intel Corp.	44,664	1,557,434
Lam Research Corp.	345	33,417
Linear Technology Corp.	1,287	77,297
Marvell Technology Group Ltd.	4,134	53,866
Micron Technology, Inc. (a)	10,691	183,458
ON Semiconductor Corp. (a)	3,964	46,260
Qorvo, Inc. (a)	1,197	66,613
Qualcomm, Inc.	12,094	831,100
Skyworks Solutions, Inc.	153	11,772
SunPower Corp. (a)	535	3,873
Teradyne, Inc.	2,229	51,913
Versum Materials, Inc. (a)	117	2,656
Xilinx, Inc.	1,833	93,245
		3,390,823
Software - 1.5%
ANSYS, Inc. (a)	685	62,575
Autodesk, Inc. (a)	413	29,852
CA Technologies, Inc.	3,054	93,880
FireEye, Inc. (a)	1,139	13,235
Nuance Communications, Inc. (a)	576	8,076
Oracle Corp.	27,710	1,064,618
Parametric Technology Corp. (a)	690	32,734
SS&C Technologies Holdings, Inc.	125	3,991
Symantec Corp.	5,414	135,512
Synopsys, Inc. (a)	1,398	82,915
VMware, Inc. Class A (a)	573	45,038
Zynga, Inc. (a)	7,468	20,985
		1,593,411
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	4,782	542,948
Hewlett Packard Enterprise Co.	17,960	403,561
HP, Inc.	18,082	262,008
Lexmark International, Inc. Class A	644	25,560
NetApp, Inc.	3,005	101,990
Western Digital Corp.	2,916	170,411
		1,506,478

TOTAL INFORMATION TECHNOLOGY		10,568,961

MATERIALS - 2.9%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	270	36,023
Albemarle Corp. U.S.	1,160	96,918
Ashland Global Holdings, Inc.	635	70,949
Cabot Corp.	648	33,787
Celanese Corp. Class A	1,390	101,359
CF Industries Holdings, Inc.	2,435	58,464
Eastman Chemical Co.	1,539	110,669
FMC Corp.	255	11,957
Huntsman Corp.	2,099	35,578
LyondellBasell Industries NV Class A	2,007	159,657
Monsanto Co.	1,582	159,418
NewMarket Corp.	5	2,005
Platform Specialty Products Corp. (a)	1,910	13,924
Praxair, Inc.	352	41,205
The Dow Chemical Co.	11,644	626,564
The Mosaic Co.	3,613	85,014
The Scotts Miracle-Gro Co. Class A	33	2,907
W.R. Grace & Co.	349	23,369
Westlake Chemical Corp.	372	19,266
		1,689,033
Construction Materials - 0.0%
Martin Marietta Materials, Inc.	62	11,494
Vulcan Materials Co.	94	10,641
		22,135
Containers & Packaging - 0.5%
Aptargroup, Inc.	488	34,863
Avery Dennison Corp.	46	3,210
Bemis Co., Inc.	828	40,340
Graphic Packaging Holding Co.	930	11,625
International Paper Co.	4,242	191,017
Sonoco Products Co.	1,042	52,402
WestRock Co.	2,585	119,401
		452,858
Metals & Mining - 0.8%
Arconic, Inc.	4,529	130,073
Compass Minerals International, Inc.	342	24,573
Freeport-McMoRan, Inc.	10,729	119,950
Newmont Mining Corp.	5,548	205,498
Nucor Corp.	3,290	160,717
Reliance Steel & Aluminum Co.	716	49,246
Royal Gold, Inc.	637	43,838
Southern Copper Corp.	455	12,917
Steel Dynamics, Inc.	2,072	56,897
Tahoe Resources, Inc.	3,120	37,404
United States Steel Corp.	1,599	30,925
		872,038
Paper & Forest Products - 0.0%
Domtar Corp.	640	23,008

TOTAL MATERIALS		3,059,072

REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 4.7%
Alexandria Real Estate Equities, Inc.	727	78,378
American Campus Communities, Inc.	1,394	72,641
American Homes 4 Rent Class A	1,727	36,457
Apartment Investment & Management Co. Class A	1,632	71,922
Apple Hospitality (REIT), Inc.	1,704	30,723
AvalonBay Communities, Inc.	1,423	243,589
Boston Properties, Inc.	1,303	156,985
Brandywine Realty Trust (SBI)	1,683	26,087
Brixmor Property Group, Inc.	2,015	51,221
Camden Property Trust (SBI)	890	72,482
Care Capital Properties, Inc.	741	19,688
Columbia Property Trust, Inc.	1,208	25,465
Communications Sales & Leasing, Inc.	1,270	36,106
Corporate Office Properties Trust (SBI)	922	24,608
Corrections Corp. of America	1,205	17,412
Crown Castle International Corp.	391	35,577
CubeSmart	556	14,495
CyrusOne, Inc.	80	3,569
DCT Industrial Trust, Inc.	879	41,093
DDR Corp.	3,281	50,166
Digital Realty Trust, Inc.	458	42,791
Douglas Emmett, Inc.	1,518	55,407
Duke Realty LP	3,555	92,963
Empire State Realty Trust, Inc.	504	9,863
EPR Properties	618	44,941
Equity Commonwealth (a)	1,263	38,155
Equity One, Inc.	999	28,472
Equity Residential (SBI)	3,677	227,055
Essex Property Trust, Inc.	389	83,281
Forest City Realty Trust, Inc.	2,458	53,068
General Growth Properties, Inc.	5,945	148,328
HCP, Inc.	4,831	165,462
Healthcare Trust of America, Inc.	378	11,567
Highwoods Properties, Inc. (SBI)	931	46,206
Hospitality Properties Trust (SBI)	1,673	45,773
Host Hotels & Resorts, Inc.	7,583	117,385
Kilroy Realty Corp.	948	68,095
Kimco Realty Corp.	4,192	111,549
Liberty Property Trust (SBI)	1,548	62,586
Life Storage, Inc.	154	12,420
Mid-America Apartment Communities, Inc.	784	72,716
National Retail Properties, Inc.	1,510	68,886
NorthStar Realty Finance Corp.	1,840	26,717
Omega Healthcare Investors, Inc.	1,208	38,451
Outfront Media, Inc.	1,231	26,479
Paramount Group, Inc.	2,090	32,500
Piedmont Office Realty Trust, Inc. Class A	1,413	28,938
Post Properties, Inc.	554	36,448
Prologis, Inc.	5,410	282,186
Rayonier, Inc.	1,197	32,104
Realty Income Corp.	2,691	159,415
Regency Centers Corp.	907	65,367
Retail Properties America, Inc.	2,514	39,143
Senior Housing Properties Trust (SBI)	2,193	46,645
Simon Property Group, Inc.	295	54,858
SL Green Realty Corp.	1,009	99,104
Spirit Realty Capital, Inc.	5,056	60,217
Store Capital Corp.	1,580	43,118
Sun Communities, Inc.	665	51,158
Tanger Factory Outlet Centers, Inc.	83	2,888
Taubman Centers, Inc.	288	20,868
The Macerich Co.	1,482	104,896
UDR, Inc.	2,731	95,503
Ventas, Inc.	2,408	163,142
VEREIT, Inc.	9,981	93,821
Vornado Realty Trust	1,761	163,386
Weingarten Realty Investors (SBI)	1,136	41,135
Welltower, Inc.	3,711	254,315
Weyerhaeuser Co.	7,644	228,785
WP Carey, Inc.	1,174	71,309
		5,078,529
Real Estate Management & Development - 0.1%
Howard Hughes Corp. (a)	399	43,822
Jones Lang LaSalle, Inc.	454	43,970
Realogy Holdings Corp.	1,460	33,419
		121,211

TOTAL REAL ESTATE		5,199,740

TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.	64,023	2,355,406
CenturyLink, Inc.	5,573	148,130
Frontier Communications Corp.	11,818	47,508
Level 3 Communications, Inc. (a)	3,017	169,405
SBA Communications Corp. Class A (a)	491	55,620
Verizon Communications, Inc.	21,184	1,018,950
		3,795,019
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)	7,873	48,498
T-Mobile U.S., Inc. (a)	1,140	56,692
Telephone & Data Systems, Inc.	992	25,633
U.S. Cellular Corp. (a)	126	4,416
		135,239

TOTAL TELECOMMUNICATION SERVICES		3,930,258

UTILITIES - 6.6%
Electric Utilities - 4.0%
Alliant Energy Corp.	2,320	88,276
American Electric Power Co., Inc.	5,115	331,657
Duke Energy Corp.	7,147	571,903
Edison International	3,268	240,133
Entergy Corp.	1,890	139,255
Eversource Energy	3,283	180,762
Exelon Corp.	9,218	314,057
FirstEnergy Corp.	4,404	151,013
Great Plains Energy, Inc.	2,231	63,450
Hawaiian Electric Industries, Inc.	1,086	32,037
NextEra Energy, Inc.	4,786	612,608
OGE Energy Corp.	2,040	63,322
PG&E Corp.	5,148	319,794
Pinnacle West Capital Corp.	1,221	92,955
PPL Corp.	6,999	240,346
Southern Co.	9,730	501,776
Westar Energy, Inc.	1,461	83,745
Xcel Energy, Inc.	5,332	221,545
		4,248,634
Gas Utilities - 0.2%
Atmos Energy Corp.	1,057	78,630
National Fuel Gas Co.	770	40,333
UGI Corp.	1,784	82,581
		201,544
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp. (a)	3,691	43,923
NRG Energy, Inc.	3,174	33,740
The AES Corp.	6,910	81,331
		158,994
Multi-Utilities - 2.1%
Ameren Corp.	2,510	125,375
Avangrid, Inc.	547	21,557
CenterPoint Energy, Inc.	4,482	102,190
CMS Energy Corp.	2,934	123,668
Consolidated Edison, Inc.	3,176	239,947
Dominion Resources, Inc.	5,986	450,147
DTE Energy Co.	1,850	177,619
MDU Resources Group, Inc.	1,953	51,188
NiSource, Inc.	3,289	76,502
Public Service Enterprise Group, Inc.	5,209	219,195
SCANA Corp.	1,321	96,909
Sempra Energy	2,601	278,567
Vectren Corp.	866	43,568
WEC Energy Group, Inc.	3,338	199,345
		2,205,777
Water Utilities - 0.2%
American Water Works Co., Inc.	1,834	135,789
Aqua America, Inc.	1,939	59,527
		195,316

TOTAL UTILITIES		7,010,265

TOTAL COMMON STOCKS
(Cost $107,751,973)		106,408,268

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 0.41% (b)
(Cost $728,917)	728,835	729,054
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $108,480,890)		107,137,322
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(573,310)
NET ASSETS - 100%		$106,564,012

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2016	106,005	$(9)

The face value of futures purchased as a percentage of Net Assets is 0.1%

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,138
Total	$3,138

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(9)
Total Equity Risk	0	(9)
Total Value of Derivatives	$0	$(9)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $107,751,973)	$106,408,268
Fidelity Central Funds (cost $728,917)	729,054
Total Investments (cost $108,480,890)		$107,137,322
Segregated cash with brokers for derivative instruments		18,000
Cash		740
Receivable for fund shares sold		204,977
Dividends receivable		100,771
Distributions receivable from Fidelity Central Funds		2,253
Total assets		107,464,063
Liabilities
Payable for investments purchased	$484,787
Payable for fund shares redeemed	409,209
Accrued management fee	4,065
Payable for daily variation margin for derivative instruments	781
Other affiliated payables	1,209
Total liabilities		900,051
Net Assets		$106,564,012
Net Assets consist of:
Paid in capital		$107,658,085
Undistributed net investment income		269,584
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(20,080)
Net unrealized appreciation (depreciation) on investments		(1,343,577)
Net Assets		$106,564,012
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,033,686 ÷ 101,804 shares)		$10.15
Premium Class:
Net Asset Value, offering price and redemption price per share ($36,353,393 ÷ 3,578,307 shares)		$10.16
Institutional Class:
Net Asset Value, offering price and redemption price per share ($68,465,830 ÷ 6,738,351 shares)		$10.16
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($711,103 ÷ 69,991 shares)		$10.16

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 7, 2016 (commencement of operations) to October 31, 2016 (Unaudited)
Investment Income
Dividends		$275,120
Interest		39
Income from Fidelity Central Funds		3,138
Total income		278,297
Expenses
Management fee	$6,236
Transfer agent fees	2,461
Independent trustees' fees and expenses	19
Total expenses before reductions	8,716
Expense reductions	(3)	8,713
Net investment income (loss)		269,584
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(13,095)
Fidelity Central Funds	(2,690)
Foreign currency transactions	(1,792)
Futures contracts	(2,503)
Total net realized gain (loss)		(20,080)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,343,568)
Futures contracts	(9)
Total change in net unrealized appreciation (depreciation)		(1,343,577)
Net gain (loss)		(1,363,657)
Net increase (decrease) in net assets resulting from operations		$(1,094,073)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 7, 2016 (commencement of operations) to October 31, 2016 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$269,584
Net realized gain (loss)	(20,080)
Change in net unrealized appreciation (depreciation)	(1,343,577)
Net increase (decrease) in net assets resulting from operations	(1,094,073)
Share transactions - net increase (decrease)	107,658,085
Total increase (decrease) in net assets	106,564,012
Net Assets
Beginning of period	–
End of period	$106,564,012
Other Information
Undistributed net investment income end of period	$269,584

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Large Cap Value Index Fund Investor Class

Six months ended (Unaudited) October 31,
Years ended October 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.08
Net realized and unrealized gain (loss)	.07C
Total from investment operations	.15
Net asset value, end of period	$10.15
Total ReturnD,E	1.50%
Ratios to Average Net AssetsF,G
Expenses before reductions	.21%H
Expenses net of fee waivers, if any	.21%H
Expenses net of all reductions	.21%H
Net investment income (loss)	2.03%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,034
Portfolio turnover rateI	2%J

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Large Cap Value Index Fund Premium Class

Six months ended (Unaudited) October 31,
Years ended October 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.09
Net realized and unrealized gain (loss)	.07C
Total from investment operations	.16
Net asset value, end of period	$10.16
Total ReturnD,E	1.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	.07%H
Expenses net of fee waivers, if any	.07%H
Expenses net of all reductions	.07%H
Net investment income (loss)	2.18%H
Supplemental Data
Net assets, end of period (000 omitted)	$36,353
Portfolio turnover rateI	2%J

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Large Cap Value Index Fund Institutional Class

Six months ended (Unaudited) October 31,
Years ended October 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.09
Net realized and unrealized gain (loss)	.07C
Total from investment operations	.16
Net asset value, end of period	$10.16
Total ReturnD,E	1.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	.06%H
Expenses net of fee waivers, if any	.06%H
Expenses net of all reductions	.06%H
Net investment income (loss)	2.19%H
Supplemental Data
Net assets, end of period (000 omitted)	$68,466
Portfolio turnover rateI	2%J

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Large Cap Value Index Fund Institutional Premium Class

Six months ended (Unaudited) October 31,
Years ended October 31,	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.09
Net realized and unrealized gain (loss)	.07C
Total from investment operations	.16
Net asset value, end of period	$10.16
Total ReturnD,E	1.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H
Expenses net of fee waivers, if any	.05%H
Expenses net of all reductions	.05%H
Net investment income (loss)	2.19%H
Supplemental Data
Net assets, end of period (000 omitted)	$711
Portfolio turnover rateI	2%J

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2016

1. Organization.

Fidelity Large Cap Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,844,379
Gross unrealized depreciation	(3,206,192)
Net unrealized appreciation (depreciation) on securities	$(1,361,813)
Tax cost	$108,499,135

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $(2,503) and a change in net unrealized appreciation (depreciation) of $(9) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $108,841,806 and $1,043,447, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Effective July 1, 2016, the Board approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.21%
Premium Class	.07%
Institutional Class	.06%
Institutional Premium Class	.05%

Prior to July 1, 2016, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed .22%, .08%, .07% and .06% for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective July 1, 2016, under the amended expense contract, Investor Class, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .16%, .02% and .01% of class-level average net assets, respectively, and Institutional Premium Class does not pay transfer agent fees. Prior to July 1, 2016, Investor Class, Premium Class, Institutional Class and Institutional Premium Class paid a portion of the transfer agent fees at an annual rate of .17%, .03%, .02% and .01%, respectively.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Investor Class	$628.16
Premium Class	1,280.02
Institutional Class	549.01
Institutional Premium Class	4	–(b)
	$2,461

 (a) Annualized

 (b) Amount less than .005%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses fee by $3.

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Dollars
	Six months ended October 31, 2016 (a)	Six months ended October 31, 2016 (a)
Investor Class
Shares sold	412,128	$4,191,728
Shares redeemed	(310,324)	(3,177,859)
Net increase (decrease)	101,804	$1,013,869
Premium Class
Shares sold	3,874,263	$39,584,865
Shares redeemed	(295,956)	(3,039,608)
Net increase (decrease)	3,578,307	$36,545,257
Institutional Class
Shares sold	6,840,813	$70,442,312
Shares redeemed	(102,462)	(1,045,453)
Net increase (decrease)	6,738,351	$69,396,859
Institutional Premium Class
Shares sold	69,991	$702,100
Net increase (decrease)	69,991	$702,100

 (a) For the period June 7, 2016 (commencement of operations) to October 31, 2016.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 7, 2016 to October 31, 2016). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (May 1, 2016 to October 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value October 31, 2016	Expenses Paid During Period
Investor Class	.21%
Actual		$1,000.00	$1,015.00	$.85-B
Hypothetical-C		$1,000.00	$1,024.15	$1.07-D
Premium Class	.07%
Actual		$1,000.00	$1,016.00	$.28-B
Hypothetical-C		$1,000.00	$1,024.85	$.36-D
Institutional Class	.06%
Actual		$1,000.00	$1,016.00	$.24-B
Hypothetical-C		$1,000.00	$1,024.90	$.31-D
Institutional Premium Class	.05%
Actual		$1,000.00	$1,016.00	$.20-B
Hypothetical-C		$1,000.00	$1,024.95	$.26-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 147/365 (to reflect the period June 7, 2016 to October 31, 2016).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Value Index Fund

On March 10, 2016, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staff, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered Geode's experience in managing other equity index funds under the Board's supervision.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's proposed management fee out of which FMR will pay all "fund-level" expenses, with certain limited exceptions, and the projected total expense ratio of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio for each class of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

The Board also considered that the proposed contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: 0.22%: Investor; 0.08%: Premium; 0.07%: Institutional; 0.06%: Institutional Premium.

The Board considered the total expense ratio of the fund after the effect of the contractual arrangements.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Additional Information Considered by the Board:  The Board also received information explaining that the fund's investments will be chosen using an investment discipline developed by Geode, the sub-adviser to Fidelity's equity index funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

LC2-SANN-1216
1.9879608.100

Fidelity® Large Cap Growth Index Fund Investor Class and Premium Class Semi-Annual Report October 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2016

% of fund's net assets
Apple, Inc.	5.5
Microsoft Corp.	4.4
Amazon.com, Inc.	3.0
Facebook, Inc. Class A	2.9
Alphabet, Inc. Class A	2.3
Alphabet, Inc. Class C	2.3
Visa, Inc. Class A	1.5
Home Depot, Inc.	1.5
The Walt Disney Co.	1.5
Comcast Corp. Class A	1.3
26.2

Top Market Sectors as of October 31, 2016

% of fund's net assets
Information Technology	32.2
Consumer Discretionary	20.3
Health Care	15.7
Industrials	10.5
Consumer Staples	9.7
Materials	3.5
Real Estate	2.8
Financials	2.7
Telecommunication Services	1.2
Energy	0.6

Asset Allocation (% of fund's net assets)

As of October 31, 2016*
Stocks and Equity Futures	99.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 3.2%

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 20.3%
Auto Components - 0.3%
Adient PLC (a)	79	$3,595
BorgWarner, Inc.	94	3,369
Delphi Automotive PLC	1,120	72,878
Gentex Corp.	783	13,241
Hertz Global Holdings, Inc. (a)	51	1,691
Lear Corp.	246	30,204
Visteon Corp.	136	9,603
		134,581
Automobiles - 0.4%
Harley-Davidson, Inc.	739	42,138
Tesla Motors, Inc. (a)	479	94,713
Thor Industries, Inc.	195	15,465
		152,316
Distributors - 0.2%
Genuine Parts Co.	568	51,455
LKQ Corp. (a)	1,229	39,672
Pool Corp.	170	15,739
		106,866
Diversified Consumer Services - 0.1%
Service Corp. International	764	19,558
ServiceMaster Global Holdings, Inc. (a)	547	19,577
		39,135
Hotels, Restaurants & Leisure - 3.1%
ARAMARK Holdings Corp.	430	16,009
Brinker International, Inc.	224	11,030
Chipotle Mexican Grill, Inc. (a)	116	41,848
Choice Hotels International, Inc.	81	3,924
Darden Restaurants, Inc.	469	30,387
Domino's Pizza, Inc.	202	34,186
Dunkin' Brands Group, Inc.	373	18,038
Extended Stay America, Inc. unit	36	515
Hilton Worldwide Holdings, Inc.	1,898	42,895
Hyatt Hotels Corp. Class A (a)	15	762
Las Vegas Sands Corp.	1,485	85,952
Marriott International, Inc. Class A	997	68,494
McDonald's Corp.	3,591	404,239
MGM Mirage, Inc. (a)	172	4,501
Norwegian Cruise Line Holdings Ltd. (a)	53	2,060
Panera Bread Co. Class A (a)	91	17,359
Six Flags Entertainment Corp.	290	16,139
Starbucks Corp.	5,830	309,398
U.S. Foods Holding Corp.	203	4,588
Vail Resorts, Inc.	157	25,032
Wendy's Co.	543	5,886
Wyndham Worldwide Corp.	443	29,167
Wynn Resorts Ltd.	294	27,798
Yum! Brands, Inc.	1,432	123,553
		1,323,760
Household Durables - 0.6%
CalAtlantic Group, Inc.	33	1,067
D.R. Horton, Inc.	812	23,410
Harman International Industries, Inc.	127	10,123
Leggett & Platt, Inc.	535	24,546
Lennar Corp.:
Class A	412	17,176
Class B	23	771
Mohawk Industries, Inc. (a)	196	36,123
Newell Brands, Inc.	1,908	91,622
NVR, Inc. (a)	14	21,322
PulteGroup, Inc.	450	8,370
Tempur Sealy International, Inc. (a)	220	11,895
Toll Brothers, Inc. (a)	314	8,616
Tupperware Brands Corp.	203	12,083
Whirlpool Corp.	32	4,794
		271,918
Internet & Direct Marketing Retail - 4.5%
Amazon.com, Inc. (a)	1,591	1,256,604
Expedia, Inc.	487	62,935
Groupon, Inc. Class A (a)	1,480	5,905
Liberty Interactive Corp.:
(Venture Group) Series A (a)	112	4,469
QVC Group Series A (a)	1,009	18,656
Netflix, Inc. (a)	1,665	207,909
Priceline Group, Inc. (a)	203	299,269
TripAdvisor, Inc. (a)	459	29,596
		1,885,343
Leisure Products - 0.3%
Brunswick Corp.	318	13,833
Hasbro, Inc.	462	38,535
Mattel, Inc.	1,373	43,291
Polaris Industries, Inc.	243	18,616
Vista Outdoor, Inc. (a)	38	1,469
		115,744
Media - 5.1%
AMC Networks, Inc. Class A (a)	234	11,450
Cable One, Inc.	20	11,535
CBS Corp. Class B	1,652	93,536
Charter Communications, Inc. Class A (a)	819	204,660
Cinemark Holdings, Inc.	430	17,114
Clear Channel Outdoor Holding, Inc. Class A	64	368
Comcast Corp. Class A	9,108	563,057
Discovery Communications, Inc.:
Class A (a)	582	15,196
Class C (non-vtg.) (a)	894	22,448
DISH Network Corp. Class A (a)	698	40,875
Interpublic Group of Companies, Inc.	1,620	36,272
Lions Gate Entertainment Corp.	244	4,968
Live Nation Entertainment, Inc. (a)	312	8,633
Omnicom Group, Inc.	968	77,266
Regal Entertainment Group Class A	81	1,742
Scripps Networks Interactive, Inc. Class A	333	21,432
Sirius XM Holdings, Inc.	7,152	29,824
Starz Series A (a)	340	10,696
The Madison Square Garden Co. (a)	7	1,158
The Walt Disney Co.	6,637	615,184
Time Warner, Inc.	2,112	187,947
Tribune Media Co. Class A	21	685
Twenty-First Century Fox, Inc.:
Class A	3,444	90,474
Class B	1,561	41,195
Viacom, Inc.:
Class A	80	3,384
Class B (non-vtg.)	1,199	45,034
		2,156,133
Multiline Retail - 0.4%
Dollar General Corp.	1,155	79,799
Dollar Tree, Inc. (a)	927	70,035
Nordstrom, Inc.	496	25,792
Target Corp.	256	17,595
		193,221
Specialty Retail - 4.0%
Advance Auto Parts, Inc.	292	40,903
AutoNation, Inc. (a)	121	5,308
AutoZone, Inc. (a)	120	89,059
Bed Bath & Beyond, Inc.	56	2,264
Burlington Stores, Inc. (a)	163	12,215
Cabela's, Inc. Class A (a)	22	1,355
CarMax, Inc. (a)	779	38,903
Dick's Sporting Goods, Inc.	276	15,359
Foot Locker, Inc.	496	33,118
Gap, Inc.	51	1,407
Home Depot, Inc.	5,096	621,763
L Brands, Inc.	185	13,355
Lowe's Companies, Inc.	3,657	243,739
Michaels Companies, Inc. (a)	288	6,696
Murphy U.S.A., Inc. (a)	90	6,190
O'Reilly Automotive, Inc. (a)	385	101,809
Ross Stores, Inc.	1,607	100,502
Sally Beauty Holdings, Inc. (a)	591	15,331
Signet Jewelers Ltd.	288	23,403
TJX Companies, Inc.	2,696	198,830
Tractor Supply Co.	545	34,133
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	240	58,402
Urban Outfitters, Inc. (a)	280	9,366
Williams-Sonoma, Inc.	358	16,547
		1,689,957
Textiles, Apparel & Luxury Goods - 1.3%
Carter's, Inc.	202	17,441
Coach, Inc.	238	8,542
Hanesbrands, Inc.	1,514	38,910
Kate Spade & Co. (a)	517	8,660
lululemon athletica, Inc. (a)	390	22,328
Michael Kors Holdings Ltd. (a)	650	33,007
NIKE, Inc. Class B	5,423	272,126
Ralph Lauren Corp.	14	1,373
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	525	11,041
Under Armour, Inc.:
Class A (sub. vtg.) (a)	783	24,351
Class C (non-vtg.)	714	18,464
VF Corp.	1,400	75,894
		532,137

TOTAL CONSUMER DISCRETIONARY		8,601,111

CONSUMER STAPLES - 9.7%
Beverages - 3.2%
Brown-Forman Corp.:
Class A	194	9,409
Class B (non-vtg.)	774	35,736
Constellation Brands, Inc. Class A (sub. vtg.)	681	113,809
Dr. Pepper Snapple Group, Inc.	759	66,633
Monster Beverage Corp. (a)	573	82,707
PepsiCo, Inc.	5,134	550,365
The Coca-Cola Co.	11,909	504,942
		1,363,601
Food & Staples Retailing - 2.3%
Casey's General Stores, Inc.	157	17,739
Costco Wholesale Corp.	1,782	263,504
CVS Health Corp.	4,132	347,501
Kroger Co.	3,892	120,574
Manitowoc Foodservice, Inc. (a)	198	2,992
Rite Aid Corp. (a)	4,139	27,773
Sprouts Farmers Market LLC (a)	564	12,493
Sysco Corp.	2,133	102,640
Walgreens Boots Alliance, Inc.	729	60,310
Whole Foods Market, Inc.	216	6,111
		961,637
Food Products - 1.6%
Blue Buffalo Pet Products, Inc. (a)	239	6,004
Campbell Soup Co.	751	40,809
ConAgra Foods, Inc.	1,410	67,934
Flowers Foods, Inc.	638	9,902
General Mills, Inc.	2,421	150,054
Hormel Foods Corp.	953	36,691
Ingredion, Inc.	205	26,890
Kellogg Co.	937	70,397
McCormick & Co., Inc. (non-vtg.)	486	46,593
Mead Johnson Nutrition Co. Class A	273	20,412
Pilgrim's Pride Corp.	30	655
Post Holdings, Inc. (a)	145	11,053
The Hain Celestial Group, Inc. (a)	316	11,493
The Hershey Co.	574	58,812
The Kraft Heinz Co.	307	27,308
TreeHouse Foods, Inc. (a)	67	5,861
Tyson Foods, Inc. Class A	562	39,818
WhiteWave Foods Co. (a)	701	38,197
		668,883
Household Products - 0.7%
Church & Dwight Co., Inc.	1,037	50,046
Clorox Co.	454	54,489
Colgate-Palmolive Co.	643	45,884
Energizer Holdings, Inc.	77	3,581
Kimberly-Clark Corp.	1,249	142,898
Spectrum Brands Holdings, Inc.	100	13,524
		310,422
Personal Products - 0.2%
Coty, Inc. Class A	90	2,069
Estee Lauder Companies, Inc. Class A	887	77,284
Herbalife Ltd. (a)	298	18,083
Nu Skin Enterprises, Inc. Class A	64	3,946
		101,382
Tobacco - 1.7%
Altria Group, Inc.	7,994	528,563
Philip Morris International, Inc.	685	66,061
Reynolds American, Inc.	2,071	114,071
		708,695

TOTAL CONSUMER STAPLES		4,114,620

ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Apache Corp.	1,066	63,406
Cabot Oil & Gas Corp.	1,312	27,395
Chesapeake Energy Corp. (a)	182	1,003
Cimarex Energy Co.	65	8,393
Continental Resources, Inc. (a)	158	7,728
Devon Energy Corp.	176	6,669
Diamondback Energy, Inc. (a)	79	7,212
EOG Resources, Inc.	256	23,148
Newfield Exploration Co. (a)	223	9,052
ONEOK, Inc.	863	41,795
Parsley Energy, Inc. Class A (a)	50	1,645
Southwestern Energy Co. (a)	1,973	20,499
Spectra Energy Corp.	434	18,146
The Williams Companies, Inc.	462	13,490
		249,581
FINANCIALS - 2.7%
Banks - 0.2%
Citizens Financial Group, Inc.	916	24,127
First Hawaiian, Inc.	10	273
First Republic Bank	471	35,057
Signature Bank (a)	127	15,311
SVB Financial Group (a)	156	19,074
Western Alliance Bancorp. (a)	250	9,340
		103,182
Capital Markets - 1.6%
Affiliated Managers Group, Inc. (a)	190	25,205
Ameriprise Financial, Inc.	203	17,943
Artisan Partners Asset Management, Inc.	133	3,458
CBOE Holdings, Inc.	326	20,606
Charles Schwab Corp.	3,772	119,572
Eaton Vance Corp. (non-vtg.)	448	15,707
FactSet Research Systems, Inc.	161	24,910
Federated Investors, Inc. Class B (non-vtg.)	370	9,990
Interactive Brokers Group, Inc.	26	863
IntercontinentalExchange, Inc.	231	62,460
Invesco Ltd.	301	8,455
Lazard Ltd. Class A	62	2,261
LPL Financial	44	1,362
MarketAxess Holdings, Inc.	147	22,162
Moody's Corp.	620	62,322
Morningstar, Inc.	83	5,862
MSCI, Inc.	366	29,350
NorthStar Asset Management Group, Inc.	743	10,179
S&P Global, Inc.	1,082	131,842
SEI Investments Co.	513	22,741
T. Rowe Price Group, Inc.	758	48,520
TD Ameritrade Holding Corp.	914	31,268
		677,038
Consumer Finance - 0.1%
Credit Acceptance Corp. (a)	33	6,075
Discover Financial Services	557	31,376
		37,451
Diversified Financial Services - 0.0%
Donnelley Financial Solutions, Inc. (a)	63	1,349
Insurance - 0.8%
AmTrust Financial Services, Inc.	22	581
Aon PLC	1,074	119,031
Arthur J. Gallagher & Co.	491	23,681
Brown & Brown, Inc.	25	922
Erie Indemnity Co. Class A	68	6,963
Lincoln National Corp.	212	10,407
Marsh & McLennan Companies, Inc.	2,139	135,591
Progressive Corp.	236	7,436
XL Group Ltd.	369	12,804
		317,416

TOTAL FINANCIALS		1,136,436

HEALTH CARE - 15.7%
Biotechnology - 5.5%
AbbVie, Inc.	6,617	369,096
ACADIA Pharmaceuticals, Inc. (a)	402	9,371
Agios Pharmaceuticals, Inc. (a)	125	5,980
Alexion Pharmaceuticals, Inc. (a)	888	115,884
Alkermes PLC (a)	611	30,801
Alnylam Pharmaceuticals, Inc. (a)	270	9,612
Amgen, Inc.	3,073	433,785
Biogen, Inc. (a)	895	250,761
BioMarin Pharmaceutical, Inc. (a)	697	56,122
Celgene Corp. (a)	3,139	320,743
Gilead Sciences, Inc.	5,420	399,075
Incyte Corp. (a)	665	57,835
Intercept Pharmaceuticals, Inc. (a)	67	8,291
Intrexon Corp. (a)	223	5,820
Ionis Pharmaceuticals, Inc. (a)	498	12,938
Juno Therapeutics, Inc. (a)	228	5,538
Neurocrine Biosciences, Inc. (a)	351	15,363
Opko Health, Inc. (a)	1,248	11,756
Regeneron Pharmaceuticals, Inc. (a)	317	109,371
Seattle Genetics, Inc. (a)	390	20,163
United Therapeutics Corp. (a)	47	5,643
Vertex Pharmaceuticals, Inc. (a)	1,005	76,239
		2,330,187
Health Care Equipment & Supplies - 2.7%
Abiomed, Inc. (a)	160	16,798
Alere, Inc. (a)	64	2,860
Align Technology, Inc. (a)	292	25,089
Baxter International, Inc.	223	10,613
Becton, Dickinson & Co.	851	142,891
Boston Scientific Corp. (a)	5,563	122,386
C.R. Bard, Inc.	304	65,871
Danaher Corp.	646	50,743
DexCom, Inc. (a)	331	25,897
Edwards Lifesciences Corp. (a)	863	82,175
Hill-Rom Holdings, Inc.	249	13,797
Hologic, Inc. (a)	1,161	41,808
IDEXX Laboratories, Inc. (a)	364	38,999
Intuitive Surgical, Inc. (a)	155	104,172
ResMed, Inc.	560	33,471
St. Jude Medical, Inc.	781	60,793
Stryker Corp.	1,380	159,183
Teleflex, Inc.	36	5,153
The Cooper Companies, Inc.	149	26,230
Varian Medical Systems, Inc. (a)	383	34,750
West Pharmaceutical Services, Inc.	290	22,049
Zimmer Biomet Holdings, Inc.	406	42,792
		1,128,520
Health Care Providers & Services - 3.5%
Acadia Healthcare Co., Inc. (a)	100	3,596
Aetna, Inc.	469	50,347
AmerisourceBergen Corp.	729	51,263
AmSurg Corp. (a)	125	7,469
Anthem, Inc.	289	35,218
Cardinal Health, Inc.	1,228	84,351
Centene Corp. (a)	495	30,928
Cigna Corp.	347	41,234
DaVita HealthCare Partners, Inc. (a)	269	15,769
Envision Healthcare Holdings, Inc. (a)	630	12,461
Express Scripts Holding Co. (a)	2,294	154,616
HCA Holdings, Inc. (a)	853	65,280
Henry Schein, Inc. (a)	338	50,430
Humana, Inc.	571	97,944
Laboratory Corp. of America Holdings (a)	185	23,188
McKesson Corp.	921	117,124
MEDNAX, Inc. (a)	262	16,048
Patterson Companies, Inc.	357	15,247
Premier, Inc. (a)	50	1,592
Tenet Healthcare Corp. (a)	354	6,977
UnitedHealth Group, Inc.	3,832	541,577
Universal Health Services, Inc. Class B	83	10,019
VCA, Inc. (a)	314	19,298
Wellcare Health Plans, Inc. (a)	164	18,616
		1,470,592
Health Care Technology - 0.2%
athenahealth, Inc. (a)	157	16,221
Cerner Corp. (a)	1,208	70,765
Inovalon Holdings, Inc. Class A (a)	236	3,210
Veeva Systems, Inc. Class A (a)	389	15,113
		105,309
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	348	15,162
Bio-Techne Corp.	149	15,495
Bruker Corp.	405	8,298
Charles River Laboratories International, Inc. (a)	198	15,024
Illumina, Inc. (a)	595	81,003
Mettler-Toledo International, Inc. (a)	106	42,832
PerkinElmer, Inc.	111	5,649
Quintiles Transnational Holdings, Inc. (a)	453	32,498
Thermo Fisher Scientific, Inc.	724	106,450
VWR Corp. (a)	16	440
Waters Corp. (a)	314	43,690
		366,541
Pharmaceuticals - 2.9%
Akorn, Inc. (a)	338	8,095
Allergan PLC (a)	959	200,373
Bristol-Myers Squibb Co.	6,822	347,308
Eli Lilly & Co.	3,987	294,400
Johnson & Johnson	1,940	225,021
Mylan N.V. (a)	587	21,426
Patheon NV	68	1,727
Pfizer, Inc.	1,721	54,573
Zoetis, Inc. Class A	1,863	89,051
		1,241,974

TOTAL HEALTH CARE		6,643,123

INDUSTRIALS - 10.5%
Aerospace & Defense - 2.6%
BE Aerospace, Inc.	413	24,582
BWX Technologies, Inc.	383	15,021
General Dynamics Corp.	416	62,708
HEICO Corp.	76	5,135
HEICO Corp. Class A	161	9,660
Hexcel Corp.	380	17,286
Huntington Ingalls Industries, Inc.	157	25,334
Lockheed Martin Corp.	1,038	255,742
Northrop Grumman Corp.	681	155,949
Raytheon Co.	464	63,387
Rockwell Collins, Inc.	527	44,437
Spirit AeroSystems Holdings, Inc. Class A	275	13,849
Textron, Inc.	328	13,146
The Boeing Co.	2,438	347,244
TransDigm Group, Inc.	206	56,127
		1,109,607
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	585	39,850
Expeditors International of Washington, Inc.	518	26,661
FedEx Corp.	1,021	177,981
United Parcel Service, Inc. Class B	2,826	304,530
		549,022
Airlines - 0.6%
Alaska Air Group, Inc.	408	29,466
Delta Air Lines, Inc.	2,448	102,253
JetBlue Airways Corp. (a)	86	1,503
Southwest Airlines Co.	2,602	104,210
		237,432
Building Products - 0.4%
A.O. Smith Corp.	585	26,424
Allegion PLC	386	24,642
Fortune Brands Home & Security, Inc.	616	33,652
Lennox International, Inc.	156	22,759
Masco Corp.	869	26,835
Tyco International Ltd.	795	32,054
		166,366
Commercial Services & Supplies - 0.6%
Cintas Corp.	365	38,935
Clean Harbors, Inc. (a)	14	662
Copart, Inc. (a)	394	20,673
Covanta Holding Corp.	519	7,785
KAR Auction Services, Inc.	555	23,632
LSC Communications, Inc.	66	1,600
Pitney Bowes, Inc.	812	14,486
R.R. Donnelley & Sons Co.	200	3,556
Rollins, Inc.	374	11,527
Stericycle, Inc. (a)	313	25,068
Waste Management, Inc.	1,504	98,753
		246,677
Construction & Engineering - 0.0%
Quanta Services, Inc. (a)	194	5,578
Valmont Industries, Inc.	69	8,829
		14,407
Electrical Equipment - 0.4%
Acuity Brands, Inc.	175	39,125
AMETEK, Inc.	172	7,585
Emerson Electric Co.	427	21,640
Fortive Corp.	324	16,540
Hubbell, Inc. Class B	148	15,469
Rockwell Automation, Inc.	426	51,001
		151,360
Industrial Conglomerates - 2.3%
3M Co.	2,407	397,877
Carlisle Companies, Inc.	81	8,493
General Electric Co.	7,327	213,216
Honeywell International, Inc.	3,111	341,214
Roper Technologies, Inc.	205	35,529
		996,329
Machinery - 1.1%
Deere & Co.	321	28,344
Donaldson Co., Inc.	495	18,077
Flowserve Corp.	324	13,721
Graco, Inc.	223	16,703
IDEX Corp.	290	25,068
Illinois Tool Works, Inc.	1,198	136,057
Ingersoll-Rand PLC	521	35,058
Lincoln Electric Holdings, Inc.	177	11,652
Middleby Corp. (a)	228	25,561
Nordson Corp.	229	22,930
PACCAR, Inc.	122	6,700
Snap-On, Inc.	170	26,197
Stanley Black & Decker, Inc.	70	7,969
Toro Co.	429	20,541
WABCO Holdings, Inc. (a)	213	20,972
Wabtec Corp.	346	26,749
Xylem, Inc.	378	18,269
		460,568
Professional Services - 0.5%
Dun & Bradstreet Corp.	63	7,866
Equifax, Inc.	478	59,258
Nielsen Holdings PLC	1,152	51,863
Robert Half International, Inc.	514	19,234
TransUnion Holding Co., Inc. (a)	227	7,091
Verisk Analytics, Inc. (a)	628	51,213
		196,525
Road & Rail - 0.3%
AMERCO	15	4,836
Avis Budget Group, Inc. (a)	337	10,905
J.B. Hunt Transport Services, Inc.	362	29,543
Landstar System, Inc.	169	12,024
Old Dominion Freight Lines, Inc. (a)	167	12,472
Union Pacific Corp.	547	48,234
		118,014
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A	205	6,203
Fastenal Co.	1,162	45,295
HD Supply Holdings, Inc. (a)	811	26,763
Herc Holdings, Inc. (a)	17	512
MSC Industrial Direct Co., Inc. Class A	92	6,698
United Rentals, Inc. (a)	304	23,001
W.W. Grainger, Inc.	223	46,411
Watsco, Inc.	110	15,102
		169,985

TOTAL INDUSTRIALS		4,416,292

INFORMATION TECHNOLOGY - 32.2%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	159	13,475
Arris International PLC (a)	173	4,806
CommScope Holding Co., Inc. (a)	517	15,794
F5 Networks, Inc. (a)	276	38,146
Motorola Solutions, Inc.	76	5,516
Palo Alto Networks, Inc. (a)	356	54,763
		132,500
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	1,229	81,028
CDW Corp.	656	29,461
Cognex Corp.	327	16,873
Dell Technologies, Inc. (a)	93	4,565
Fitbit, Inc. (a)	415	5,503
IPG Photonics Corp. (a)	119	11,544
National Instruments Corp.	363	10,197
Trimble, Inc. (a)	804	22,223
VeriFone Systems, Inc. (a)	440	6,811
Zebra Technologies Corp. Class A (a)	177	11,654
		199,859
Internet Software & Services - 8.4%
Akamai Technologies, Inc. (a)	626	43,488
Alphabet, Inc.:
Class A	1,201	972,690
Class C (a)	1,214	952,432
CommerceHub, Inc.:
Series A, (a)	10	150
Series C, (a)	18	271
CoStar Group, Inc. (a)	129	24,138
eBay, Inc. (a)	4,350	124,019
Facebook, Inc. Class A (a)	9,181	1,202,619
GoDaddy, Inc. (a)	188	6,729
IAC/InterActiveCorp	224	14,435
LinkedIn Corp. Class A (a)	479	90,818
Match Group, Inc. (a)	103	1,860
Pandora Media, Inc. (a)	765	8,667
Rackspace Hosting, Inc. (a)	432	13,798
Twilio, Inc. Class A	33	1,126
Twitter, Inc. (a)	2,264	40,639
VeriSign, Inc. (a)	385	32,348
Yelp, Inc. (a)	213	6,957
Zillow Group, Inc.:
Class A (a)	122	4,030
Class C (a)	308	10,275
		3,551,489
IT Services - 7.0%
Accenture PLC Class A	2,548	296,180
Alliance Data Systems Corp.	233	47,642
Automatic Data Processing, Inc.	1,860	161,932
Black Knight Financial Services, Inc. Class A (a)	83	3,266
Booz Allen Hamilton Holding Corp. Class A	451	13,742
Broadridge Financial Solutions, Inc.	477	30,843
Cognizant Technology Solutions Corp. Class A (a)	2,468	126,732
CoreLogic, Inc. (a)	227	9,661
CSRA, Inc.	663	16,635
DST Systems, Inc.	136	13,078
Euronet Worldwide, Inc. (a)	201	15,990
Fidelity National Information Services, Inc.	756	55,884
First Data Corp. Class A (a)	1,263	17,669
Fiserv, Inc. (a)	903	88,927
FleetCor Technologies, Inc. (a)	375	65,738
Gartner, Inc.(a)	322	27,705
Genpact Ltd. (a)	632	14,530
Global Payments, Inc.	633	45,905
IBM Corp.	2,469	379,461
Jack Henry & Associates, Inc.	337	27,304
Leidos Holdings, Inc.	268	11,141
MasterCard, Inc. Class A	3,942	421,873
Paychex, Inc.	1,321	72,919
PayPal Holdings, Inc. (a)	4,622	192,553
Sabre Corp.	838	21,646
Square, Inc. (a)	185	2,072
Teradata Corp. (a)	525	14,154
The Western Union Co.	1,982	39,779
Total System Services, Inc.	670	33,420
Vantiv, Inc. (a)	638	37,234
Visa, Inc. Class A	7,797	643,330
WEX, Inc. (a)	158	17,238
		2,966,183
Semiconductors & Semiconductor Equipment - 2.9%
Applied Materials, Inc.	3,184	92,591
Broadcom Ltd.	1,541	262,401
Cree, Inc. (a)	137	3,055
Intel Corp.	1,735	60,499
KLA-Tencor Corp.	632	47,470
Lam Research Corp.	525	50,852
Linear Technology Corp.	447	26,847
Maxim Integrated Products, Inc.	1,167	46,248
Microchip Technology, Inc.	866	52,436
NVIDIA Corp.	2,082	148,155
ON Semiconductor Corp. (a)	148	1,727
Qorvo, Inc. (a)	45	2,504
Qualcomm, Inc.	1,244	85,488
Skyworks Solutions, Inc.	705	54,243
Texas Instruments, Inc.	4,104	290,768
Versum Materials, Inc. (a)	360	8,172
Xilinx, Inc.	330	16,787
		1,250,243
Software - 7.5%
Activision Blizzard, Inc.	2,290	98,859
Adobe Systems, Inc. (a)	1,994	214,375
ANSYS, Inc. (a)	93	8,496
Atlassian Corp. PLC	105	2,820
Autodesk, Inc. (a)	714	51,608
Cadence Design Systems, Inc. (a)	1,204	30,798
CDK Global, Inc.	626	34,186
Citrix Systems, Inc. (a)	639	54,187
Electronic Arts, Inc. (a)	1,189	93,360
FireEye, Inc. (a)	126	1,464
Fortinet, Inc. (a)	585	18,755
Guidewire Software, Inc. (a)	296	17,005
Intuit, Inc.	990	107,653
Manhattan Associates, Inc. (a)	289	14,635
Microsoft Corp.	30,984	1,856,561
NetSuite, Inc. (a)	159	14,806
Nuance Communications, Inc. (a)	661	9,267
Oracle Corp.	1,179	45,297
Parametric Technology Corp. (a)	197	9,346
Red Hat, Inc. (a)	743	57,545
Salesforce.com, Inc. (a)	2,622	197,070
ServiceNow, Inc. (a)	649	57,054
Splunk, Inc. (a)	528	31,780
SS&C Technologies Holdings, Inc.	624	19,924
Symantec Corp.	358	8,961
Synopsys, Inc. (a)	76	4,508
Tableau Software, Inc. (a)	222	10,667
Tyler Technologies, Inc. (a)	133	21,333
Ultimate Software Group, Inc. (a)	112	23,631
VMware, Inc. Class A (a)	106	8,332
Workday, Inc. Class A (a)	470	40,740
		3,165,023
Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	20,536	2,331,643
NCR Corp. (a)	506	17,735
		2,349,378

TOTAL INFORMATION TECHNOLOGY		13,614,675

MATERIALS - 3.5%
Chemicals - 2.6%
AdvanSix, Inc. (a)	109	1,740
Air Products & Chemicals, Inc.	697	92,994
Axalta Coating Systems (a)	673	16,906
Celanese Corp. Class A	53	3,865
E.I. du Pont de Nemours & Co.	3,580	246,268
Ecolab, Inc.	1,060	121,020
FMC Corp.	436	20,444
International Flavors & Fragrances, Inc.	329	43,027
LyondellBasell Industries NV Class A	633	50,355
Monsanto Co.	1,153	116,188
NewMarket Corp.	28	11,225
PPG Industries, Inc.	1,085	101,046
Praxair, Inc.	1,029	120,455
RPM International, Inc.	528	25,101
Sherwin-Williams Co.	329	80,559
The Scotts Miracle-Gro Co. Class A	170	14,975
Valspar Corp.	313	31,175
W.R. Grace & Co.	172	11,517
		1,108,860
Construction Materials - 0.3%
Eagle Materials, Inc.	190	15,384
Martin Marietta Materials, Inc.	231	42,823
Vulcan Materials Co.	511	57,845
		116,052
Containers & Packaging - 0.6%
Aptargroup, Inc.	76	5,429
Avery Dennison Corp.	336	23,449
Ball Corp.	691	53,255
Bemis Co., Inc.	49	2,387
Berry Plastics Group, Inc. (a)	490	21,438
Crown Holdings, Inc. (a)	540	29,295
Graphic Packaging Holding Co.	912	11,400
Owens-Illinois, Inc. (a)	691	13,336
Packaging Corp. of America	376	31,020
Sealed Air Corp.	805	36,732
Silgan Holdings, Inc.	175	8,916
		236,657
Metals & Mining - 0.0%
Freeport-McMoRan, Inc.	1,185	13,248
Royal Gold, Inc.	15	1,032
Southern Copper Corp.	140	3,975
Steel Dynamics, Inc.	141	3,872
		22,127

TOTAL MATERIALS		1,483,696

REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc.	28	3,019
American Tower Corp.	1,724	202,036
Boston Properties, Inc.	115	13,855
Care Capital Properties, Inc.	29	771
Crown Castle International Corp.	1,218	110,826
CubeSmart	490	12,774
CyrusOne, Inc.	262	11,688
Digital Realty Trust, Inc.	415	38,773
Empire State Realty Trust, Inc.	355	6,947
Equinix, Inc.	283	101,110
Equity Lifestyle Properties, Inc.	309	23,435
Essex Property Trust, Inc.	110	23,550
Extra Space Storage, Inc.	495	36,209
Federal Realty Investment Trust (SBI)	285	41,391
Gaming & Leisure Properties	751	24,655
Healthcare Trust of America, Inc.	389	11,903
Iron Mountain, Inc.	1,049	35,383
Lamar Advertising Co. Class A	330	20,939
Life Storage, Inc.	123	9,920
Omega Healthcare Investors, Inc.	279	8,881
Outfront Media, Inc.	80	1,721
Public Storage	603	128,873
Regency Centers Corp.	90	6,486
Senior Housing Properties Trust (SBI)	98	2,084
Simon Property Group, Inc.	1,141	212,180
Tanger Factory Outlet Centers, Inc.	330	11,484
Taubman Centers, Inc.	128	9,275
Ventas, Inc.	427	28,929
		1,139,097
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	1,213	31,247

TOTAL REAL ESTATE		1,170,344

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.1%
SBA Communications Corp. Class A (a)	321	36,363
Verizon Communications, Inc.	8,345	401,395
Zayo Group Holdings, Inc. (a)	661	21,271
		459,029
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	726	36,104

TOTAL TELECOMMUNICATION SERVICES		495,133

UTILITIES - 0.0%
Multi-Utilities - 0.0%
Dominion Resources, Inc.	158	11,882
TOTAL COMMON STOCKS
(Cost $42,550,572)		41,936,893

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 0.41% (b)
(Cost $916,765)	916,632	916,907
TOTAL INVESTMENT PORTFOLIO - 101.4%
(Cost $43,467,337)		42,853,800
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(579,771)
NET ASSETS - 100%		$42,274,029

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
2 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2016	212,010	$(428)

The face value of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,439

Investment Valuation

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(428)
Total Equity Risk	0	(428)
Total Value of Derivatives	$0	$(428)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $42,550,572)	$41,936,893
Fidelity Central Funds (cost $916,765)	916,907
Total Investments (cost $43,467,337)		$42,853,800
Segregated cash with brokers for derivative instruments		31,500
Receivable for investments sold		12,942
Receivable for fund shares sold		191,022
Dividends receivable		25,711
Distributions receivable from Fidelity Central Funds		789
Total assets		43,115,764
Liabilities
Payable for investments purchased	$192,407
Payable for fund shares redeemed	645,826
Accrued management fee	1,510
Payable for daily variation margin for derivative instruments	1,364
Other affiliated payables	628
Total liabilities		841,735
Net Assets		$42,274,029
Net Assets consist of:
Paid in capital		$42,844,972
Undistributed net investment income		68,655
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(25,633)
Net unrealized appreciation (depreciation) on investments		(613,965)
Net Assets		$42,274,029
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,108,189 ÷ 109,789 shares)		$10.09
Premium Class:
Net Asset Value, offering price and redemption price per share ($24,290,706 ÷ 2,405,310 shares)		$10.10
Institutional Class:
Net Asset Value, offering price and redemption price per share ($16,216,056 ÷ 1,605,658 shares)		$10.10
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($659,078 ÷ 65,258 shares)		$10.10

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 7, 2016 (commencement of operations) to October 31, 2016 (Unaudited)
Investment Income
Dividends		$71,750
Interest		39
Income from Fidelity Central Funds		1,439
Total income		73,228
Expenses
Management fee	$2,938
Transfer agent fees	1,625
Independent trustees' fees and expenses	12
Total expenses before reductions	4,575
Expense reductions	(2)	4,573
Net investment income (loss)		68,655
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(14,847)
Fidelity Central Funds	2,424
Foreign currency transactions	2
Futures contracts	(13,212)
Total net realized gain (loss)		(25,633)
Change in net unrealized appreciation (depreciation) on: Investment securities	(613,537)
Futures contracts	(428)
Total change in net unrealized appreciation (depreciation)		(613,965)
Net gain (loss)		(639,598)
Net increase (decrease) in net assets resulting from operations		$(570,943)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 7, 2016 (commencement of operations) to October 31, 2016 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$68,655
Net realized gain (loss)	(25,633)
Change in net unrealized appreciation (depreciation)	(613,965)
Net increase (decrease) in net assets resulting from operations	(570,943)
Share transactions - net increase (decrease)	42,844,972
Total increase (decrease) in net assets	42,274,029
Net Assets
Beginning of period	–
End of period	$42,274,029
Other Information
Undistributed net investment income end of period	$68,655

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Large Cap Growth Index Fund Investor Class

Six months ended (Unaudited) October 31,
2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.04
Net realized and unrealized gain (loss)	.05C
Total from investment operations	.09
Net asset value, end of period	$10.09
Total ReturnD,E	.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.21%H
Expenses net of fee waivers, if any	.21%H
Expenses net of all reductions	.21%H
Net investment income (loss)	1.04%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,108
Portfolio turnover rateI	4%J

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Large Cap Growth Index Fund Premium Class

Six months ended (Unaudited) October 31,
2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.05
Net realized and unrealized gain (loss)	.05C
Total from investment operations	.10
Net asset value, end of period	$10.10
Total ReturnD,E	1.00%
Ratios to Average Net AssetsF,G
Expenses before reductions	.07%H
Expenses net of fee waivers, if any	.07%H
Expenses net of all reductions	.07%H
Net investment income (loss)	1.18%H
Supplemental Data
Net assets, end of period (000 omitted)	$24,291
Portfolio turnover rateI	4%J

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Large Cap Growth Index Fund Institutional Class

Six months ended (Unaudited) October 31,
2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.05
Net realized and unrealized gain (loss)	.05C
Total from investment operations	.10
Net asset value, end of period	$10.10
Total ReturnD,E	1.00%
Ratios to Average Net AssetsF,G
Expenses before reductions	.06%H
Expenses net of fee waivers, if any	.06%H
Expenses net of all reductions	.06%H
Net investment income (loss)	1.19%H
Supplemental Data
Net assets, end of period (000 omitted)	$16,216
Portfolio turnover rateI	4%J

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Large Cap Growth Index Fund Institutional Premium Class

Six months ended (Unaudited) October 31,
2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.05
Net realized and unrealized gain (loss)	.05C
Total from investment operations	.10
Net asset value, end of period	$10.10
Total ReturnD,E	1.00%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H
Expenses net of fee waivers, if any	.05%H
Expenses net of all reductions	.05%H
Net investment income (loss)	1.20%H
Supplemental Data
Net assets, end of period (000 omitted)	$659
Portfolio turnover rateI	4%J

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2016

1. Organization.

Fidelity Large Cap Growth Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$864,031
Gross unrealized depreciation	(1,488,468)
Net unrealized appreciation (depreciation) on securities	$(624,437)
Tax cost	$43,478,237

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $(13,212) and a change in net unrealized appreciation (depreciation) of $(428) related to its investment in futures contracts. These amount are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $43,200,519 and $630,859, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Effective July 1, 2016, the Board approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.21%
Premium Class	.07%
Institutional Class	.06%
Institutional Premium Class	.05%

Prior to July 1, 2016, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed .22%, .08%, .07% and .06% for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective July 1, 2016, under the amended expense contract, Investor Class, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .16%, .02% and .01% of class-level average net assets, respectively, and Institutional Premium Class does not pay transfer agent fees. Prior to July 1, 2016, Investor Class, Premium Class, Institutional Class and Institutional Premium Class paid a portion of the transfer agent fees at an annual rate of .17%, .03%, .02% and .01%, respectively.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Investor Class	$689.16
Premium Class	811.02
Institutional Class	121.01
Institutional Premium Class	4	–(b)
	$1,625

 (a) Annualized

 (b) Amount represents less than .005%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2.

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares Six months ended	Dollars Six months ended
	October 31, 2016(a)	October 31, 2016(a)
Investor Class
Shares sold	397,936	$4,058,937
Shares redeemed	(288,147)	(2,959,911)
Net increase (decrease)	109,789	$1,099,026
Premium Class
Shares sold	2,675,519	$27,438,311
Shares redeemed	(270,209)	(2,772,353)
Net increase (decrease)	2,405,310	$24,665,958
Institutional Class
Shares sold	1,608,236	$16,452,594
Shares redeemed	(2,578)	(26,206)
Net increase (decrease)	1,605,658	$16,426,388
Institutional Premium Class
Shares sold	65,258	$653,600
Net increase (decrease)	65,258	$653,600

 (a) For the period June 7, 2016 (commencement of operations) to October 31, 2016.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 7, 2016 to October 31, 2016). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (May 1, 2016 to October 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value October 31, 2016	Expenses Paid During Period
Investor Class	.21%
Actual		$1,000.00	$1,009.00	$.85-B
Hypothetical-C		$1,000.00	$1,024.15	$1.07-D
Premium Class	.07%
Actual		$1,000.00	$1,010.00	$.28-B
Hypothetical-C		$1,000.00	$1,024.85	$.36-D
Institutional Class	.06%
Actual		$1,000.00	$1,010.00	$.24-B
Hypothetical-C		$1,000.00	$1,024.90	$.31-D
Institutional Premium Class	.05%
Actual		$1,000.00	$1,010.00	$.20-B
Hypothetical-C		$1,000.00	$1,024.95	$.26-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 147/365 (to reflect the period June 7, 2016 to October 31, 2016).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Growth Index Fund

On March 10, 2016, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staff, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered Geode's experience in managing other equity index funds under the Board's supervision.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's proposed management fee out of which FMR will pay all "fund-level" expenses, with certain limited exceptions, and the projected total expense ratio of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio for each class of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

The Board also considered that the proposed contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: 0.22%: Investor; 0.08%: Premium; 0.07%: Institutional; 0.06%: Institutional Premium.

The Board considered the total expense ratio of the fund after the effect of the contractual arrangements.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Additional Information Considered by the Board:  The Board also received information explaining that the fund's investments will be chosen using an investment discipline developed by Geode, the sub-adviser to Fidelity's equity index funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

LC1-SANN-1216
1.9879604.100

Fidelity® Mid Cap Index Fund (formerly Spartan® Mid Cap Index Fund)

Fidelity® Small Cap Index Fund (formerly Spartan® Small Cap Index Fund)

Investor Class and Premium Class (formerly Fidelity Advantage® Class)

Semi-Annual Report

October 31, 2016

Contents

Fidelity® Mid Cap Index Fund
Investment Summary
Investments
Financial Statements
Fidelity® Small Cap Index Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Mid Cap Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Tyco International Ltd.	0.6	0.3
NVIDIA Corp.	0.6	0.3
Prologis, Inc.	0.5	0.4
Sempra Energy	0.4	0.4
Intuitive Surgical, Inc.	0.4	0.4
O'Reilly Automotive, Inc.	0.4	0.4
Equinix, Inc.	0.4	0.4
Ross Stores, Inc.	0.4	0.4
Welltower, Inc.	0.4	0.4
Baker Hughes, Inc.	0.4	0.0
	4.5

Top Market Sectors as of October 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	15.4	15.9
Information Technology	15.2	13.7
Industrials	12.9	12.9
Financials	12.2	22.8
Real Estate	10.2	0.0
Health Care	9.3	9.3
Utilities	6.4	6.6
Energy	6.0	5.2
Materials	5.6	5.9
Consumer Staples	5.4	6.3

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of October 31, 2016 *
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 6.1%

As of April 30, 2016 *
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 6.2%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Mid Cap Index Fund

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 15.4%
Auto Components - 1.0%
Adient PLC (a)	35,938	$1,635,538
BorgWarner, Inc.	85,875	3,077,760
Delphi Automotive PLC	107,861	7,018,515
Gentex Corp.	111,978	1,893,548
Hertz Global Holdings, Inc. (a)	28,520	945,438
Lear Corp.	29,167	3,581,124
The Goodyear Tire & Rubber Co.	105,199	3,053,927
Visteon Corp.	13,623	961,920
		22,167,770
Automobiles - 0.2%
Harley-Davidson, Inc. (b)	71,527	4,078,470
Thor Industries, Inc.	18,826	1,493,090
		5,571,560
Distributors - 0.5%
Genuine Parts Co.	57,737	5,230,395
LKQ Corp. (a)	120,586	3,892,516
Pool Corp.	15,971	1,478,595
		10,601,506
Diversified Consumer Services - 0.3%
Graham Holdings Co.	1,687	801,325
H&R Block, Inc. (b)	88,044	2,022,371
Service Corp. International	74,220	1,900,032
ServiceMaster Global Holdings, Inc. (a)	53,571	1,917,306
		6,641,034
Hotels, Restaurants & Leisure - 2.5%
ARAMARK Holdings Corp.	95,609	3,559,523
Brinker International, Inc. (b)	21,867	1,076,731
Chipotle Mexican Grill, Inc. (a)(b)	11,157	4,024,999
Choice Hotels International, Inc.	12,814	620,838
Darden Restaurants, Inc.	46,036	2,982,672
Domino's Pizza, Inc.	19,704	3,334,705
Dunkin' Brands Group, Inc.	36,140	1,747,730
Extended Stay America, Inc. unit	28,472	407,150
Hilton Worldwide Holdings, Inc.	206,882	4,675,533
Hyatt Hotels Corp. Class A (a)	9,257	470,163
International Game Technology PLC	37,220	1,068,958
Marriott International, Inc. Class A	127,241	8,741,457
MGM Mirage, Inc. (a)	187,332	4,902,478
Norwegian Cruise Line Holdings Ltd. (a)(b)	62,932	2,446,167
Panera Bread Co. Class A (a)(b)	8,829	1,684,220
Royal Caribbean Cruises Ltd.	66,520	5,113,392
Six Flags Entertainment Corp.	28,185	1,568,495
U.S. Foods Holding Corp.	17,345	391,997
Vail Resorts, Inc.	15,338	2,445,491
Wendy's Co.	83,054	900,305
Wyndham Worldwide Corp.	43,493	2,863,579
Wynn Resorts Ltd.	31,582	2,986,078
		58,012,661
Household Durables - 1.8%
CalAtlantic Group, Inc. (b)	29,593	956,446
D.R. Horton, Inc.	133,577	3,851,025
Garmin Ltd.	44,039	2,129,726
Harman International Industries, Inc.	27,653	2,204,221
Leggett & Platt, Inc.	52,007	2,386,081
Lennar Corp.:
Class A	73,309	3,056,252
Class B	1,722	57,721
Mohawk Industries, Inc. (a)	24,366	4,490,654
Newell Brands, Inc.	185,896	8,926,726
NVR, Inc. (a)	1,381	2,103,263
PulteGroup, Inc.	135,403	2,518,496
Tempur Sealy International, Inc. (a)(b)	21,028	1,136,984
Toll Brothers, Inc. (a)	61,034	1,674,773
Tupperware Brands Corp.	19,680	1,171,354
Whirlpool Corp.	29,356	4,398,116
		41,061,838
Internet & Direct Marketing Retail - 0.6%
Expedia, Inc.	47,160	6,094,487
Groupon, Inc. Class A (a)(b)	144,784	577,688
Liberty Interactive Corp.:
(Venture Group) Series A (a)	52,611	2,099,179
QVC Group Series A (a)	175,369	3,242,573
TripAdvisor, Inc. (a)	45,037	2,903,986
		14,917,913
Leisure Products - 0.5%
Brunswick Corp.	35,553	1,546,556
Hasbro, Inc.	44,402	3,703,571
Mattel, Inc.	134,898	4,253,334
Polaris Industries, Inc. (b)	23,650	1,811,827
Vista Outdoor, Inc. (a)	24,002	928,157
		12,243,445
Media - 2.0%
AMC Networks, Inc. Class A (a)	23,576	1,153,574
Cable One, Inc.	1,858	1,071,583
Cinemark Holdings, Inc.	41,803	1,663,759
Clear Channel Outdoor Holding, Inc. Class A	12,220	70,265
Discovery Communications, Inc.:
Class A (a)(b)	58,299	1,522,187
Class C (non-vtg.) (a)	93,042	2,336,285
Interpublic Group of Companies, Inc.	158,641	3,551,972
John Wiley & Sons, Inc. Class A	17,580	907,128
Liberty Broadband Corp.:
Class A (a)	10,011	650,214
Class C (a)(b)	40,826	2,721,053
Liberty Media Corp.:
Liberty SiriusXM Class A (a)	35,831	1,192,097
Liberty SiriusXM Class C (a)	72,454	2,404,748
Lions Gate Entertainment Corp. (b)	37,139	756,150
Live Nation Entertainment, Inc. (a)	52,009	1,439,089
News Corp.:
Class A	149,551	1,812,558
Class B (b)	48,669	603,496
Omnicom Group, Inc. (b)	93,378	7,453,432
Regal Entertainment Group Class A (b)	31,995	688,212
Scripps Networks Interactive, Inc. Class A (b)	32,415	2,086,229
Sirius XM Holdings, Inc. (b)	702,300	2,928,591
Starz Series A (a)	33,334	1,048,688
Tegna, Inc.	86,120	1,689,674
The Madison Square Garden Co. (a)	7,695	1,273,446
Tribune Media Co. Class A (b)	30,297	987,682
Viacom, Inc.:
Class A	3,828	161,924
Class B (non-vtg.)	136,409	5,123,522
		47,297,558
Multiline Retail - 1.1%
Dillard's, Inc. Class A	7,341	450,003
Dollar General Corp.	112,473	7,770,760
Dollar Tree, Inc. (a)	89,557	6,766,031
JC Penney Corp., Inc. (a)(b)	121,785	1,046,133
Kohl's Corp. (b)	72,988	3,193,225
Macy's, Inc.	121,904	4,448,277
Nordstrom, Inc. (b)	48,398	2,516,696
		26,191,125
Specialty Retail - 3.8%
Advance Auto Parts, Inc.	27,982	3,919,719
AutoNation, Inc. (a)(b)	25,767	1,130,398
AutoZone, Inc. (a)(b)	11,630	8,631,321
Bed Bath & Beyond, Inc.	58,820	2,377,504
Best Buy Co., Inc.	109,487	4,260,139
Burlington Stores, Inc. (a)	27,614	2,069,393
Cabela's, Inc. Class A (a)	19,636	1,209,774
CarMax, Inc. (a)(b)	76,382	3,814,517
CST Brands, Inc.	29,239	1,404,057
Dick's Sporting Goods, Inc.	34,518	1,920,927
Foot Locker, Inc.	53,315	3,559,843
GameStop Corp. Class A (b)	40,481	973,568
Gap, Inc. (b)	87,986	2,427,534
L Brands, Inc.	95,777	6,914,142
Michaels Companies, Inc. (a)	36,822	856,112
Murphy U.S.A., Inc. (a)	14,649	1,007,558
O'Reilly Automotive, Inc. (a)	37,351	9,877,098
Penske Automotive Group, Inc.	15,220	681,095
Ross Stores, Inc.	155,603	9,731,412
Sally Beauty Holdings, Inc. (a)(b)	57,620	1,494,663
Signet Jewelers Ltd. (b)	30,807	2,503,377
Staples, Inc.	253,828	1,878,327
Tiffany & Co., Inc. (b)	43,068	3,162,053
Tractor Supply Co.	52,704	3,300,852
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	23,124	5,626,994
Urban Outfitters, Inc. (a)	35,290	1,180,451
Williams-Sonoma, Inc.	34,969	1,616,267
		87,529,095
Textiles, Apparel & Luxury Goods - 1.1%
Carter's, Inc.	19,684	1,699,517
Coach, Inc.	110,249	3,956,837
Hanesbrands, Inc.	148,910	3,826,987
Kate Spade & Co. (a)	50,713	849,443
lululemon athletica, Inc. (a)(b)	38,375	2,196,969
Michael Kors Holdings Ltd. (a)	63,891	3,244,385
PVH Corp.	31,888	3,411,378
Ralph Lauren Corp.	22,580	2,215,098
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	51,174	1,076,189
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	71,905	2,236,246
Class C (non-vtg.)	73,599	1,903,270
		26,616,319

TOTAL CONSUMER DISCRETIONARY		358,851,824

CONSUMER STAPLES - 5.4%
Beverages - 0.8%
Brown-Forman Corp.:
Class A	21,414	1,038,579
Class B (non-vtg.) (b)	78,684	3,632,840
Dr. Pepper Snapple Group, Inc.	73,181	6,424,560
Molson Coors Brewing Co. Class B	67,920	7,050,775
		18,146,754
Food & Staples Retailing - 0.4%
Casey's General Stores, Inc.	15,294	1,728,069
Manitowoc Foodservice, Inc. (a)	50,066	756,497
Rite Aid Corp. (a)	406,817	2,729,742
Sprouts Farmers Market LLC (a)(b)	54,944	1,217,010
Whole Foods Market, Inc.	125,895	3,561,570
		9,992,888
Food Products - 3.2%
Blue Buffalo Pet Products, Inc. (a)(b)	23,635	593,711
Bunge Ltd.	54,946	3,407,201
Campbell Soup Co.	73,622	4,000,619
ConAgra Foods, Inc.	172,727	8,321,987
Flowers Foods, Inc. (b)	68,294	1,059,923
Hormel Foods Corp.	106,933	4,116,921
Ingredion, Inc.	28,360	3,719,981
Kellogg Co.	98,105	7,370,629
McCormick & Co., Inc. (non-vtg.)	45,693	4,380,588
Mead Johnson Nutrition Co. Class A	73,841	5,521,092
Pilgrim's Pride Corp. (b)	23,515	513,568
Pinnacle Foods, Inc.	45,423	2,335,651
Post Holdings, Inc. (a)	25,230	1,923,283
The Hain Celestial Group, Inc. (a)	39,944	1,452,763
The Hershey Co.	55,390	5,675,259
The J.M. Smucker Co.	45,783	6,011,766
TreeHouse Foods, Inc. (a)(b)	21,617	1,891,055
Tyson Foods, Inc. Class A	115,133	8,157,173
WhiteWave Foods Co. (a)	68,573	3,736,543
		74,189,713
Household Products - 0.6%
Church & Dwight Co., Inc.	101,409	4,893,998
Clorox Co.	51,141	6,137,943
Energizer Holdings, Inc.	24,344	1,132,239
Spectrum Brands Holdings, Inc. (b)	9,631	1,302,496
		13,466,676
Personal Products - 0.4%
Coty, Inc. Class A	180,395	4,147,281
Edgewell Personal Care Co. (a)	23,127	1,743,776
Herbalife Ltd. (a)(b)	28,942	1,756,201
Nu Skin Enterprises, Inc. Class A	21,512	1,326,215
		8,973,473

TOTAL CONSUMER STAPLES		124,769,504

ENERGY - 6.0%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	173,238	9,597,385
Diamond Offshore Drilling, Inc. (b)	24,695	407,221
Dril-Quip, Inc. (a)	14,722	699,295
Ensco PLC Class A	119,731	936,296
FMC Technologies, Inc. (a)	88,822	2,866,286
Frank's International NV (b)	12,842	144,473
Helmerich & Payne, Inc. (b)	38,393	2,422,982
Nabors Industries Ltd.	108,682	1,293,316
National Oilwell Varco, Inc. (b)	149,555	4,800,716
Noble Corp. (b)	96,464	476,532
Oceaneering International, Inc.	39,130	931,294
Patterson-UTI Energy, Inc. (b)	57,131	1,284,305
Rowan Companies PLC (b)	50,082	664,588
RPC, Inc. (b)	22,395	386,762
Superior Energy Services, Inc. (b)	59,663	844,828
Transocean Ltd. (United States) (a)(b)	136,669	1,313,389
Weatherford International Ltd. (a)(b)	350,810	1,690,904
		30,760,572
Oil, Gas & Consumable Fuels - 4.7%
Antero Resources Corp. (a)	70,519	1,866,638
Cabot Oil & Gas Corp.	182,040	3,800,995
Cheniere Energy, Inc. (a)	78,861	2,973,060
Chesapeake Energy Corp. (a)(b)	238,860	1,316,119
Cimarex Energy Co.	36,992	4,776,777
Concho Resources, Inc. (a)	55,741	7,075,763
CONSOL Energy, Inc. (b)	88,851	1,506,024
Continental Resources, Inc. (a)(b)	33,969	1,661,424
Devon Energy Corp.	206,699	7,831,825
Diamondback Energy, Inc. (a)	30,830	2,814,471
Energen Corp.	38,081	1,909,001
EQT Corp.	68,054	4,491,564
Gulfport Energy Corp. (a)	49,340	1,189,587
Hess Corp.	111,455	5,346,496
HollyFrontier Corp. (b)	63,682	1,588,866
Kosmos Energy Ltd. (a)	60,396	314,663
Laredo Petroleum, Inc. (a)	56,964	679,011
Marathon Oil Corp.	335,190	4,417,804
Marathon Petroleum Corp.	207,925	9,063,451
Murphy Oil Corp.	64,122	1,658,836
Newfield Exploration Co. (a)	78,560	3,188,750
Noble Energy, Inc.	168,121	5,795,131
ONEOK, Inc.	82,717	4,005,984
Parsley Energy, Inc. Class A (a)	64,191	2,111,884
PBF Energy, Inc. Class A (b)	38,706	843,791
QEP Resources, Inc.	93,834	1,507,912
Range Resources Corp.	80,816	2,730,773
Rice Energy, Inc. (a)	60,940	1,346,165
SM Energy Co.	33,747	1,134,912
Southwestern Energy Co. (a)	192,151	1,996,449
Targa Resources Corp.	61,733	2,710,079
Tesoro Corp.	47,175	4,008,460
The Williams Companies, Inc.	272,177	7,947,568
Whiting Petroleum Corp. (a)	79,765	657,264
World Fuel Services Corp.	27,337	1,100,314
WPX Energy, Inc. (a)	130,601	1,418,327
		108,786,138

TOTAL ENERGY		139,546,710

FINANCIALS - 12.2%
Banks - 3.6%
Associated Banc-Corp.	59,418	1,206,185
Bank of Hawaii Corp. (b)	16,907	1,270,561
BankUnited, Inc.	39,362	1,147,009
BOK Financial Corp. (b)	10,094	716,876
CIT Group, Inc.	78,521	2,852,668
Citizens Financial Group, Inc.	209,382	5,515,122
Comerica, Inc.	69,021	3,595,304
Commerce Bancshares, Inc. (b)	32,595	1,623,883
Cullen/Frost Bankers, Inc. (b)	20,915	1,589,331
East West Bancorp, Inc.	56,365	2,226,981
Fifth Third Bancorp	302,068	6,573,000
First Hawaiian, Inc.	9,156	249,776
First Horizon National Corp.	90,049	1,387,655
First Republic Bank	57,614	4,288,210
Huntington Bancshares, Inc.	425,241	4,507,555
KeyCorp	426,105	6,016,603
M&T Bank Corp. (b)	59,045	7,246,593
PacWest Bancorp	46,789	2,030,175
Peoples United Financial, Inc.	122,097	1,982,855
Popular, Inc.	40,314	1,463,398
Regions Financial Corp.	501,507	5,371,140
Signature Bank (a)	20,756	2,502,343
SunTrust Banks, Inc.	198,263	8,967,435
SVB Financial Group (a)	20,324	2,485,015
Synovus Financial Corp.	49,533	1,638,056
TCF Financial Corp.	62,156	888,831
Western Alliance Bancorp. (a)	37,126	1,387,027
Zions Bancorporation (b)	79,584	2,563,401
		83,292,988
Capital Markets - 2.8%
Affiliated Managers Group, Inc. (a)	21,163	2,807,484
Ameriprise Financial, Inc.	62,034	5,483,185
Artisan Partners Asset Management, Inc.	15,093	392,418
CBOE Holdings, Inc.	31,729	2,005,590
E*TRADE Financial Corp. (a)	110,345	3,107,315
Eaton Vance Corp. (non-vtg.)	43,264	1,516,836
FactSet Research Systems, Inc.	15,793	2,443,493
Federated Investors, Inc. Class B (non-vtg.)	37,277	1,006,479
Interactive Brokers Group, Inc.	24,681	819,162
Invesco Ltd.	162,586	4,567,041
Lazard Ltd. Class A	50,084	1,826,063
Legg Mason, Inc.	41,716	1,198,084
LPL Financial (b)	34,042	1,053,940
MarketAxess Holdings, Inc.	14,478	2,182,703
Moody's Corp.	66,924	6,727,200
Morningstar, Inc.	7,099	501,402
MSCI, Inc.	35,949	2,882,750
Northern Trust Corp.	81,776	5,922,218
NorthStar Asset Management Group, Inc.	72,968	999,662
Raymond James Financial, Inc.	49,958	3,003,475
SEI Investments Co.	50,093	2,220,623
T. Rowe Price Group, Inc.	95,864	6,136,255
TD Ameritrade Holding Corp.	98,223	3,360,209
The NASDAQ OMX Group, Inc.	44,181	2,826,259
		64,989,846
Consumer Finance - 0.8%
Ally Financial, Inc.	174,980	3,161,889
Credit Acceptance Corp. (a)(b)	3,278	603,480
Navient Corp.	130,314	1,665,413
OneMain Holdings, Inc. (a)(b)	21,030	595,990
Santander Consumer U.S.A. Holdings, Inc. (a)	40,679	496,284
SLM Corp. (a)	169,184	1,192,747
Synchrony Financial	330,562	9,450,768
		17,166,571
Diversified Financial Services - 0.2%
Donnelley Financial Solutions, Inc. (a)	9,926	212,913
Leucadia National Corp.	129,696	2,421,424
Voya Financial, Inc.	80,282	2,452,615
		5,086,952
Insurance - 4.2%
Alleghany Corp. (a)	5,878	3,034,282
Allied World Assurance Co. Holdings AG	34,292	1,473,870
American Financial Group, Inc.	26,860	2,001,070
American National Insurance Co.	2,947	345,271
AmTrust Financial Services, Inc.	34,922	921,592
Arch Capital Group Ltd. (a)	45,295	3,531,651
Arthur J. Gallagher & Co.	69,395	3,346,921
Aspen Insurance Holdings Ltd.	23,859	1,151,197
Assurant, Inc.	24,445	1,968,311
Assured Guaranty Ltd.	52,280	1,562,649
Axis Capital Holdings Ltd.	35,896	2,044,995
Brown & Brown, Inc.	45,602	1,680,890
Cincinnati Financial Corp.	59,284	4,196,122
CNA Financial Corp.	10,484	383,400
Endurance Specialty Holdings Ltd.	25,217	2,318,703
Erie Indemnity Co. Class A	9,588	981,715
Everest Re Group Ltd.	16,547	3,367,645
First American Financial Corp.	41,960	1,638,958
FNF Group	103,712	3,724,298
Hanover Insurance Group, Inc.	16,752	1,276,335
Hartford Financial Services Group, Inc.	154,665	6,822,273
Lincoln National Corp.	94,395	4,633,851
Loews Corp.	110,659	4,761,657
Markel Corp. (a)	5,392	4,731,103
Mercury General Corp.	10,904	593,941
Old Republic International Corp.	95,016	1,601,970
Principal Financial Group, Inc.	105,735	5,773,131
ProAssurance Corp.	20,812	1,109,280
Progressive Corp.	229,800	7,240,998
Reinsurance Group of America, Inc.	25,259	2,724,436
RenaissanceRe Holdings Ltd.	16,588	2,061,723
Torchmark Corp.	46,940	2,976,465
Unum Group	94,084	3,330,574
Validus Holdings Ltd.	29,568	1,510,925
W.R. Berkley Corp.	37,649	2,149,758
White Mountains Insurance Group Ltd.	1,859	1,542,449
XL Group Ltd.	109,458	3,798,193
		98,312,602
Mortgage Real Estate Investment Trusts - 0.5%
Agnc Investment Corp.	130,515	2,618,131
Annaly Capital Management, Inc.	402,101	4,165,766
Chimera Investment Corp.	74,297	1,164,234
MFA Financial, Inc.	146,680	1,072,231
Starwood Property Trust, Inc.	91,147	2,027,109
Two Harbors Investment Corp.	136,908	1,140,444
		12,187,915
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	187,452	2,691,811
TFS Financial Corp.	22,815	406,563
		3,098,374

TOTAL FINANCIALS		284,135,248

HEALTH CARE - 9.3%
Biotechnology - 1.1%
ACADIA Pharmaceuticals, Inc. (a)(b)	37,770	880,419
Agios Pharmaceuticals, Inc. (a)(b)	12,233	585,227
Alkermes PLC (a)	59,464	2,997,580
Alnylam Pharmaceuticals, Inc. (a)(b)	29,539	1,051,588
BioMarin Pharmaceutical, Inc. (a)	67,398	5,426,887
Incyte Corp. (a)	64,242	5,587,127
Intercept Pharmaceuticals, Inc. (a)(b)	6,479	801,711
Intrexon Corp. (a)(b)	21,841	570,050
Ionis Pharmaceuticals, Inc. (a)	47,456	1,232,907
Juno Therapeutics, Inc. (a)(b)	24,810	602,635
Neurocrine Biosciences, Inc. (a)	34,159	1,495,139
Opko Health, Inc. (a)(b)	126,724	1,193,740
Seattle Genetics, Inc. (a)(b)	37,973	1,963,204
United Therapeutics Corp. (a)(b)	17,396	2,088,738
		26,476,952
Health Care Equipment & Supplies - 3.3%
Abiomed, Inc. (a)	15,544	1,631,965
Alere, Inc. (a)	33,968	1,517,690
Align Technology, Inc. (a)	28,582	2,455,765
C.R. Bard, Inc.	29,035	6,291,304
Dentsply Sirona, Inc.	90,848	5,230,119
DexCom, Inc. (a)(b)	32,499	2,542,722
Edwards Lifesciences Corp. (a)	83,405	7,941,824
Hill-Rom Holdings, Inc.	25,779	1,428,414
Hologic, Inc. (a)	110,363	3,974,172
IDEXX Laboratories, Inc. (a)	35,066	3,756,971
Intuitive Surgical, Inc. (a)	14,930	10,034,154
ResMed, Inc.	55,042	3,289,860
St. Jude Medical, Inc.	109,923	8,556,406
Teleflex, Inc.	17,149	2,454,536
The Cooper Companies, Inc.	18,779	3,305,855
Varian Medical Systems, Inc. (a)	37,677	3,418,434
West Pharmaceutical Services, Inc.	28,191	2,143,362
Zimmer Biomet Holdings, Inc.	72,966	7,690,616
		77,664,169
Health Care Providers & Services - 2.0%
Acadia Healthcare Co., Inc. (a)(b)	28,740	1,033,490
AmerisourceBergen Corp.	70,272	4,941,527
AmSurg Corp. (a)(b)	21,280	1,271,480
Brookdale Senior Living, Inc. (a)	73,251	1,057,012
Centene Corp. (a)	66,060	4,127,429
DaVita HealthCare Partners, Inc. (a)	66,254	3,883,809
Envision Healthcare Holdings, Inc. (a)	73,313	1,450,131
Henry Schein, Inc. (a)	32,349	4,826,471
Laboratory Corp. of America Holdings (a)	40,428	5,067,246
LifePoint Hospitals, Inc. (a)(b)	15,945	954,308
MEDNAX, Inc. (a)	36,040	2,207,450
Patterson Companies, Inc. (b)	33,100	1,413,701
Premier, Inc. (a)	18,200	579,488
Quest Diagnostics, Inc.	55,973	4,558,441
Tenet Healthcare Corp. (a)	31,801	626,798
Universal Health Services, Inc. Class B	33,822	4,082,654
VCA, Inc. (a)	30,481	1,873,362
Wellcare Health Plans, Inc. (a)	17,354	1,969,853
		45,924,650
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)(b)	74,314	892,511
athenahealth, Inc. (a)(b)	15,333	1,584,206
Cerner Corp. (a)	116,191	6,806,469
Inovalon Holdings, Inc. Class A (a)(b)	22,714	308,910
Veeva Systems, Inc. Class A (a)(b)	37,791	1,468,180
		11,060,276
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	128,446	5,596,392
Bio-Rad Laboratories, Inc. Class A (a)	8,175	1,292,304
Bio-Techne Corp.	14,497	1,507,543
Bruker Corp.	41,366	847,589
Charles River Laboratories International, Inc. (a)	18,482	1,402,414
Illumina, Inc. (a)	57,773	7,865,216
Mettler-Toledo International, Inc. (a)	10,362	4,187,077
PerkinElmer, Inc.	42,837	2,179,975
QIAGEN NV (a)	89,492	2,181,815
Quintiles Transnational Holdings, Inc. (a)	55,467	3,979,203
VWR Corp. (a)	30,858	848,904
Waters Corp. (a)	30,316	4,218,168
		36,106,600
Pharmaceuticals - 0.8%
Akorn, Inc. (a)	33,262	796,625
Endo International PLC (a)	80,833	1,515,619
Mallinckrodt PLC (a)	43,262	2,563,706
Patheon NV	12,971	329,334
Perrigo Co. PLC (b)	54,375	4,523,456
Zoetis, Inc. Class A	179,974	8,602,757
		18,331,497

TOTAL HEALTH CARE		215,564,144

INDUSTRIALS - 12.9%
Aerospace & Defense - 1.4%
BE Aerospace, Inc.	40,371	2,402,882
BWX Technologies, Inc.	36,917	1,447,885
HEICO Corp. (b)	7,671	518,253
HEICO Corp. Class A	15,096	905,760
Hexcel Corp.	36,696	1,669,301
Huntington Ingalls Industries, Inc.	18,371	2,964,345
L-3 Communications Holdings, Inc.	30,259	4,143,667
Orbital ATK, Inc.	22,929	1,705,000
Rockwell Collins, Inc.	51,381	4,332,446
Spirit AeroSystems Holdings, Inc. Class A	52,364	2,637,051
Textron, Inc.	106,469	4,267,278
TransDigm Group, Inc.	19,779	5,388,986
		32,382,854
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc. (b)	56,206	3,828,753
Expeditors International of Washington, Inc.	71,720	3,691,428
		7,520,181
Airlines - 1.0%
Alaska Air Group, Inc.	47,311	3,416,800
American Airlines Group, Inc.	209,029	8,486,577
Copa Holdings SA Class A (b)	12,207	1,125,852
JetBlue Airways Corp. (a)	126,600	2,212,968
Spirit Airlines, Inc. (a)	28,217	1,352,441
United Continental Holdings, Inc. (a)	125,389	7,050,623
		23,645,261
Building Products - 1.4%
A.O. Smith Corp.	57,665	2,604,728
Allegion PLC	37,958	2,423,239
Armstrong World Industries, Inc. (a)(b)	18,166	681,225
Fortune Brands Home & Security, Inc.	60,408	3,300,089
Lennox International, Inc.	15,674	2,286,680
Masco Corp.	131,182	4,050,900
Owens Corning	45,054	2,197,734
Tyco International Ltd.	362,553	14,618,134
USG Corp. (a)(b)	34,546	869,868
		33,032,597
Commercial Services & Supplies - 0.9%
Cintas Corp.	35,070	3,740,917
Clean Harbors, Inc. (a)(b)	20,804	984,445
Copart, Inc. (a)	38,342	2,011,805
Covanta Holding Corp.	46,440	696,600
KAR Auction Services, Inc.	54,141	2,305,324
LSC Communications, Inc.	9,926	240,606
Pitney Bowes, Inc.	74,799	1,334,414
R.R. Donnelley & Sons Co.	27,615	490,166
Republic Services, Inc.	93,079	4,898,748
Rollins, Inc.	37,916	1,168,571
Stericycle, Inc. (a)	32,580	2,609,332
		20,480,928
Construction & Engineering - 0.5%
AECOM (a)	60,568	1,686,819
Chicago Bridge & Iron Co. NV (b)	41,187	1,318,808
Fluor Corp.	54,936	2,856,123
Jacobs Engineering Group, Inc. (a)	47,156	2,432,306
KBR, Inc.	56,444	835,936
Quanta Services, Inc. (a)	57,030	1,639,613
Valmont Industries, Inc.	8,797	1,125,576
		11,895,181
Electrical Equipment - 0.8%
Acuity Brands, Inc.	17,191	3,843,392
AMETEK, Inc.	90,953	4,011,027
Hubbell, Inc. Class B	21,649	2,262,753
Regal Beloit Corp.	17,634	1,042,169
Rockwell Automation, Inc.	51,345	6,147,023
SolarCity Corp. (a)(b)	25,849	506,640
		17,813,004
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	24,735	2,593,465
ITT, Inc.	35,810	1,261,228
Roper Technologies, Inc.	39,439	6,835,173
		10,689,866
Machinery - 3.5%
AGCO Corp.	27,457	1,402,504
Allison Transmission Holdings, Inc.	56,092	1,642,935
Colfax Corp. (a)	38,911	1,236,981
Crane Co.	19,244	1,308,784
Cummins, Inc.	62,401	7,976,096
Donaldson Co., Inc.	49,917	1,822,969
Dover Corp.	60,652	4,057,012
Flowserve Corp.	51,221	2,169,209
Graco, Inc.	21,813	1,633,794
IDEX Corp.	29,877	2,582,568
Ingersoll-Rand PLC	101,748	6,846,623
Lincoln Electric Holdings, Inc.	24,185	1,592,099
Middleby Corp. (a)	22,217	2,490,748
Nordson Corp.	22,545	2,257,431
Oshkosh Corp.	28,539	1,526,837
PACCAR, Inc.	135,337	7,432,708
Parker Hannifin Corp.	52,788	6,479,727
Pentair PLC	65,736	3,624,026
Snap-On, Inc.	22,844	3,520,260
Stanley Black & Decker, Inc.	59,096	6,727,489
Terex Corp.	41,855	999,497
Timken Co.	27,713	915,915
Toro Co.	42,222	2,021,589
Trinity Industries, Inc.	58,843	1,256,298
WABCO Holdings, Inc. (a)	20,731	2,041,174
Wabtec Corp.	33,795	2,612,691
Xylem, Inc.	70,773	3,420,459
		81,598,423
Marine - 0.1%
Kirby Corp. (a)(b)	20,785	1,225,276
Professional Services - 1.0%
Dun & Bradstreet Corp.	14,378	1,795,093
Equifax, Inc.	46,860	5,809,234
Manpower, Inc.	28,041	2,153,549
Nielsen Holdings PLC	142,368	6,409,407
Robert Half International, Inc.	50,070	1,873,619
TransUnion Holding Co., Inc. (a)	21,216	662,788
Verisk Analytics, Inc. (a)	60,522	4,935,569
		23,639,259
Road & Rail - 0.6%
AMERCO	2,415	778,572
Avis Budget Group, Inc. (a)	32,962	1,066,650
Genesee & Wyoming, Inc. Class A (a)(b)	22,323	1,516,625
J.B. Hunt Transport Services, Inc.	34,993	2,855,779
Kansas City Southern	42,527	3,732,170
Landstar System, Inc.	16,811	1,196,103
Old Dominion Freight Lines, Inc. (a)	26,520	1,980,514
Ryder System, Inc.	21,170	1,468,986
		14,595,399
Trading Companies & Distributors - 0.8%
Air Lease Corp. Class A	38,155	1,154,570
Fastenal Co.	113,771	4,434,794
HD Supply Holdings, Inc. (a)	78,967	2,605,911
Herc Holdings, Inc. (a)	9,520	286,457
MSC Industrial Direct Co., Inc. Class A	18,727	1,363,326
United Rentals, Inc. (a)	34,663	2,622,603
W.W. Grainger, Inc. (b)	21,867	4,550,960
Watsco, Inc.	10,306	1,414,911
WESCO International, Inc. (a)	19,186	1,039,881
		19,473,413
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	29,301	2,397,115

TOTAL INDUSTRIALS		300,388,757

INFORMATION TECHNOLOGY - 15.2%
Communications Equipment - 1.3%
Arista Networks, Inc. (a)(b)	15,265	1,293,709
Arris International PLC (a)	73,916	2,053,386
Brocade Communications Systems, Inc.	158,310	1,678,086
CommScope Holding Co., Inc. (a)	50,651	1,547,388
EchoStar Holding Corp. Class A (a)	18,015	842,021
F5 Networks, Inc. (a)	26,497	3,662,150
Harris Corp.	49,353	4,402,781
Juniper Networks, Inc.	147,539	3,886,177
Motorola Solutions, Inc.	69,020	5,009,472
Palo Alto Networks, Inc. (a)(b)	34,346	5,283,445
		29,658,615
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	118,563	7,816,859
Arrow Electronics, Inc. (a)	35,842	2,190,663
Avnet, Inc.	50,470	2,117,217
CDW Corp.	64,278	2,886,725
Cognex Corp.	31,826	1,642,222
Dolby Laboratories, Inc. Class A	20,192	960,937
Fitbit, Inc. (a)(b)	49,851	661,024
FLIR Systems, Inc.	53,912	1,774,783
Ingram Micro, Inc. Class A	57,281	2,130,853
IPG Photonics Corp. (a)	13,845	1,343,103
Jabil Circuit, Inc.	73,561	1,569,792
Keysight Technologies, Inc. (a)	67,343	2,208,850
National Instruments Corp.	41,177	1,156,662
Trimble, Inc. (a)	99,549	2,751,534
VeriFone Systems, Inc. (a)	43,315	670,516
Zebra Technologies Corp. Class A (a)(b)	20,380	1,341,819
		33,223,559
Internet Software & Services - 1.4%
Akamai Technologies, Inc. (a)	68,059	4,728,059
CommerceHub, Inc.:
Series A, (a)	4,276	64,226
Series C, (a)	10,716	161,276
CoStar Group, Inc. (a)	12,567	2,351,537
GoDaddy, Inc. (a)(b)	18,455	660,504
IAC/InterActiveCorp	27,720	1,786,277
LinkedIn Corp. Class A (a)	46,413	8,799,905
Match Group, Inc. (a)(b)	11,173	201,784
Pandora Media, Inc. (a)(b)	87,142	987,319
Rackspace Hosting, Inc. (a)	42,082	1,344,099
Twilio, Inc. Class A	4,328	147,671
Twitter, Inc. (a)(b)	250,377	4,494,267
VeriSign, Inc. (a)(b)	37,437	3,145,457
Yelp, Inc. (a)(b)	26,961	880,546
Zillow Group, Inc.:
Class A (a)(b)	20,063	662,681
Class C (a)(b)	40,803	1,361,188
		31,776,796
IT Services - 3.8%
Alliance Data Systems Corp.	22,811	4,664,165
Amdocs Ltd.	58,516	3,420,260
Black Knight Financial Services, Inc. Class A (a)(b)	8,904	350,372
Booz Allen Hamilton Holding Corp. Class A	44,556	1,357,621
Broadridge Financial Solutions, Inc.	46,644	3,016,001
Computer Sciences Corp.	54,744	2,980,811
CoreLogic, Inc. (a)	34,913	1,485,897
CSRA, Inc.	64,386	1,615,445
DST Systems, Inc.	12,902	1,240,656
Euronet Worldwide, Inc. (a)	19,545	1,554,805
Fidelity National Information Services, Inc.	128,356	9,488,076
First Data Corp. Class A (a)	122,893	1,719,273
Fiserv, Inc. (a)	87,721	8,638,764
FleetCor Technologies, Inc. (a)	36,206	6,346,912
Gartner, Inc. (a)	31,609	2,719,638
Genpact Ltd. (a)	59,105	1,358,824
Global Payments, Inc.	60,664	4,399,353
Jack Henry & Associates, Inc.	30,921	2,505,219
Leidos Holdings, Inc.	51,877	2,156,527
Paychex, Inc.	127,460	7,035,792
Sabre Corp. (b)	81,298	2,099,927
Square, Inc. (a)(b)	19,857	222,398
Teradata Corp. (a)(b)	50,942	1,373,396
The Western Union Co. (b)	194,606	3,905,742
Total System Services, Inc.	65,651	3,274,672
Vantiv, Inc. (a)	61,206	3,571,982
WEX, Inc. (a)	15,201	1,658,429
Xerox Corp.	398,189	3,890,307
		88,051,264
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	121,318	7,776,484
Cree, Inc. (a)(b)	39,271	875,743
Cypress Semiconductor Corp. (b)	122,309	1,219,421
First Solar, Inc. (a)(b)	29,685	1,201,946
KLA-Tencor Corp.	61,632	4,629,180
Lam Research Corp. (b)	63,044	6,106,442
Linear Technology Corp.	94,010	5,646,241
Marvell Technology Group Ltd.	159,254	2,075,080
Maxim Integrated Products, Inc.	111,743	4,428,375
Microchip Technology, Inc. (b)	83,098	5,031,584
Micron Technology, Inc. (a)	409,359	7,024,600
NVIDIA Corp. (b)	201,218	14,318,673
ON Semiconductor Corp. (a)	162,179	1,892,629
Qorvo, Inc. (a)	50,507	2,810,715
Skyworks Solutions, Inc. (b)	75,001	5,770,577
SunPower Corp. (a)(b)	22,240	161,018
Teradyne, Inc.	79,925	1,861,453
Xilinx, Inc.	100,378	5,106,229
		77,936,390
Software - 3.4%
ANSYS, Inc. (a)	34,763	3,175,600
Atlassian Corp. PLC	10,407	279,532
Autodesk, Inc. (a)	83,745	6,053,089
CA Technologies, Inc.	115,276	3,543,584
Cadence Design Systems, Inc. (a)	118,253	3,024,912
CDK Global, Inc.	61,474	3,357,095
Citrix Systems, Inc. (a)	61,339	5,201,547
Electronic Arts, Inc. (a)	114,955	9,026,267
FireEye, Inc. (a)(b)	59,928	696,363
Fortinet, Inc. (a)	57,257	1,835,659
Guidewire Software, Inc. (a)	28,562	1,640,887
Manhattan Associates, Inc. (a)	28,172	1,426,630
NetSuite, Inc. (a)	15,567	1,449,599
Nuance Communications, Inc. (a)	88,278	1,237,658
Parametric Technology Corp. (a)	44,730	2,121,991
Red Hat, Inc. (a)	71,567	5,542,864
ServiceNow, Inc. (a)	62,292	5,476,090
Splunk, Inc. (a)(b)	51,770	3,116,036
SS&C Technologies Holdings, Inc.	66,265	2,115,841
Symantec Corp.	242,421	6,067,798
Synopsys, Inc. (a)	59,810	3,547,331
Tableau Software, Inc. (a)	21,729	1,044,078
Tyler Technologies, Inc. (a)	12,954	2,077,822
Ultimate Software Group, Inc. (a)	10,792	2,277,004
Workday, Inc. Class A (a)(b)	46,076	3,993,868
Zynga, Inc. (a)	287,259	807,198
		80,136,343
Technology Hardware, Storage & Peripherals - 0.6%
Lexmark International, Inc. Class A	24,401	968,476
NCR Corp. (a)	48,844	1,711,982
NetApp, Inc.	114,546	3,887,691
Western Digital Corp.	111,552	6,519,099
		13,087,248

TOTAL INFORMATION TECHNOLOGY		353,870,215

MATERIALS - 5.6%
Chemicals - 1.8%
Albemarle Corp. U.S.	44,261	3,698,007
Ashland Global Holdings, Inc.	24,555	2,743,530
Axalta Coating Systems (a)	64,929	1,631,016
Cabot Corp.	24,301	1,267,054
Celanese Corp. Class A	58,283	4,249,996
CF Industries Holdings, Inc.	91,688	2,201,429
Eastman Chemical Co.	58,374	4,197,674
FMC Corp.	52,446	2,459,193
Huntsman Corp.	78,476	1,330,168
International Flavors & Fragrances, Inc.	31,518	4,121,924
NewMarket Corp.	2,924	1,172,261
Platform Specialty Products Corp. (a)(b)	77,260	563,225
RPM International, Inc.	51,161	2,432,194
The Mosaic Co. (b)	138,344	3,255,234
The Scotts Miracle-Gro Co. Class A	17,676	1,557,079
Valspar Corp.	30,932	3,080,827
W.R. Grace & Co.	27,878	1,866,711
Westlake Chemical Corp.	14,765	764,679
		42,592,201
Construction Materials - 0.5%
Eagle Materials, Inc.	18,431	1,492,358
Martin Marietta Materials, Inc.	25,092	4,651,555
Vulcan Materials Co.	52,344	5,925,341
		12,069,254
Containers & Packaging - 1.7%
Aptargroup, Inc.	24,269	1,733,777
Avery Dennison Corp.	35,153	2,453,328
Ball Corp.	67,486	5,201,146
Bemis Co., Inc.	37,235	1,814,089
Berry Plastics Group, Inc. (a)	47,622	2,083,463
Crown Holdings, Inc. (a)	53,152	2,883,496
Graphic Packaging Holding Co.	125,504	1,568,800
International Paper Co.	162,202	7,303,956
Owens-Illinois, Inc. (a)	62,917	1,214,298
Packaging Corp. of America	36,950	3,048,375
Sealed Air Corp.	77,566	3,539,337
Silgan Holdings, Inc. (b)	16,141	822,384
Sonoco Products Co.	39,344	1,978,610
WestRock Co.	98,960	4,570,962
		40,216,021
Metals & Mining - 1.5%
Arconic, Inc.	172,210	4,945,871
Compass Minerals International, Inc. (b)	13,377	961,137
Freeport-McMoRan, Inc. (b)	524,963	5,869,086
Newmont Mining Corp.	210,240	7,787,290
Nucor Corp.	126,104	6,160,180
Reliance Steel & Aluminum Co.	27,347	1,880,927
Royal Gold, Inc.	25,546	1,758,076
Southern Copper Corp. (b)	33,315	945,813
Steel Dynamics, Inc.	92,363	2,536,288
Tahoe Resources, Inc.	118,106	1,415,898
United States Steel Corp. (b)	60,876	1,177,342
		35,437,908
Paper & Forest Products - 0.1%
Domtar Corp.	24,721	888,720

TOTAL MATERIALS		131,204,104

REAL ESTATE - 10.2%
Equity Real Estate Investment Trusts (REITs) - 9.9%
Alexandria Real Estate Equities, Inc. (b)	30,472	3,285,186
American Campus Communities, Inc.	51,393	2,678,089
American Homes 4 Rent Class A	65,318	1,378,863
Apartment Investment & Management Co. Class A	61,266	2,699,993
Apple Hospitality (REIT), Inc.	64,432	1,161,709
AvalonBay Communities, Inc.	54,179	9,274,361
Boston Properties, Inc.	60,494	7,288,317
Brandywine Realty Trust (SBI)	68,428	1,060,634
Brixmor Property Group, Inc.	75,113	1,909,372
Camden Property Trust (SBI) (b)	33,591	2,735,651
Care Capital Properties, Inc.	33,310	885,047
Columbia Property Trust, Inc.	49,093	1,034,880
Communications Sales & Leasing, Inc.	47,921	1,362,394
Corporate Office Properties Trust (SBI)	37,569	1,002,717
Corrections Corp. of America	46,242	668,197
CubeSmart	69,767	1,818,826
CyrusOne, Inc.	27,770	1,238,820
DCT Industrial Trust, Inc.	35,426	1,656,166
DDR Corp.	121,037	1,850,656
Digital Realty Trust, Inc. (b)	58,071	5,425,574
Douglas Emmett, Inc. (b)	55,156	2,013,194
Duke Realty LP	136,700	3,574,705
Empire State Realty Trust, Inc.	48,360	946,405
EPR Properties	24,878	1,809,128
Equinix, Inc.	27,353	9,772,680
Equity Commonwealth (a)	47,775	1,443,283
Equity Lifestyle Properties, Inc.	29,978	2,273,532
Equity One, Inc.	36,615	1,043,528
Essex Property Trust, Inc.	25,746	5,511,961
Extra Space Storage, Inc.	47,603	3,482,159
Federal Realty Investment Trust (SBI)	27,919	4,054,676
Forest City Realty Trust, Inc.	90,209	1,947,612
Gaming & Leisure Properties	73,940	2,427,450
General Growth Properties, Inc.	227,567	5,677,797
HCP, Inc.	184,870	6,331,798
Healthcare Trust of America, Inc.	53,544	1,638,446
Highwoods Properties, Inc. (SBI)	37,507	1,861,472
Hospitality Properties Trust (SBI)	63,289	1,731,587
Host Hotels & Resorts, Inc.	290,857	4,502,466
Iron Mountain, Inc. (b)	102,872	3,469,873
Kilroy Realty Corp.	35,541	2,552,910
Kimco Realty Corp.	159,556	4,245,785
Lamar Advertising Co. Class A	32,148	2,039,791
Liberty Property Trust (SBI)	57,496	2,324,563
Life Storage, Inc.	17,967	1,449,039
Mid-America Apartment Communities, Inc. (b)	29,588	2,744,287
National Retail Properties, Inc.	56,106	2,559,556
NorthStar Realty Finance Corp.	71,019	1,031,196
Omega Healthcare Investors, Inc.	72,305	2,301,468
Outfront Media, Inc.	54,656	1,175,651
Paramount Group, Inc.	70,846	1,101,655
Piedmont Office Realty Trust, Inc. Class A (b)	57,750	1,182,720
Post Properties, Inc.	20,790	1,367,774
Prologis, Inc.	206,413	10,766,502
Rayonier, Inc.	48,645	1,304,659
Realty Income Corp.	101,947	6,039,340
Regency Centers Corp.	40,809	2,941,105
Retail Properties America, Inc.	94,219	1,466,990
Senior Housing Properties Trust (SBI)	92,568	1,968,921
SL Green Realty Corp.	38,559	3,787,265
Spirit Realty Capital, Inc.	189,986	2,262,733
Store Capital Corp.	59,422	1,621,626
Sun Communities, Inc.	24,598	1,892,324
Tanger Factory Outlet Centers, Inc.	37,030	1,288,644
Taubman Centers, Inc.	23,198	1,680,927
The Macerich Co.	56,705	4,013,580
UDR, Inc.	104,757	3,663,352
Ventas, Inc.	133,576	9,049,774
VEREIT, Inc.	383,003	3,600,228
Vornado Realty Trust	67,838	6,294,010
Weingarten Realty Investors (SBI)	46,321	1,677,283
Welltower, Inc.	141,200	9,676,436
Weyerhaeuser Co.	293,174	8,774,698
WP Carey, Inc.	41,040	2,492,770
		228,268,766
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	118,738	3,058,691
Howard Hughes Corp. (a)	14,258	1,565,956
Jones Lang LaSalle, Inc.	17,702	1,714,439
Realogy Holdings Corp.	56,943	1,303,425
		7,642,511

TOTAL REAL ESTATE		235,911,277

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.9%
CenturyLink, Inc. (b)	212,523	5,648,861
Frontier Communications Corp. (b)	461,112	1,853,670
Level 3 Communications, Inc. (a)	115,494	6,484,988
SBA Communications Corp. Class A (a)	49,213	5,574,849
Zayo Group Holdings, Inc. (a)	64,063	2,061,547
		21,623,915
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)(b)	296,939	1,829,144
Telephone & Data Systems, Inc.	38,005	982,049
U.S. Cellular Corp. (a)	5,212	182,681
		2,993,874

TOTAL TELECOMMUNICATION SERVICES		24,617,789

UTILITIES - 6.4%
Electric Utilities - 2.6%
Alliant Energy Corp.	89,580	3,408,519
Edison International	125,006	9,185,441
Entergy Corp.	70,570	5,199,598
Eversource Energy	125,372	6,902,982
FirstEnergy Corp.	168,210	5,767,921
Great Plains Energy, Inc.	85,054	2,418,936
Hawaiian Electric Industries, Inc.	42,459	1,252,541
OGE Energy Corp.	78,746	2,444,276
Pinnacle West Capital Corp.	43,696	3,326,576
PPL Corp.	268,263	9,212,151
Westar Energy, Inc.	55,788	3,197,768
Xcel Energy, Inc.	200,921	8,348,268
		60,664,977
Gas Utilities - 0.3%
Atmos Energy Corp.	40,021	2,977,162
National Fuel Gas Co.	29,156	1,527,191
UGI Corp.	67,976	3,146,609
		7,650,962
Independent Power and Renewable Electricity Producers - 0.3%
Calpine Corp. (a)	140,729	1,674,675
NRG Energy, Inc.	124,081	1,318,981
The AES Corp.	261,170	3,073,971
		6,067,627
Multi-Utilities - 2.9%
Ameren Corp.	95,890	4,789,706
Avangrid, Inc.	22,251	876,912
CenterPoint Energy, Inc.	170,745	3,892,986
CMS Energy Corp.	109,649	4,621,705
Consolidated Edison, Inc.	120,434	9,098,789
DTE Energy Co.	70,744	6,792,131
MDU Resources Group, Inc.	76,126	1,995,262
NiSource, Inc.	127,557	2,966,976
Public Service Enterprise Group, Inc.	199,828	8,408,762
SCANA Corp.	51,350	3,767,036
Sempra Energy	98,752	10,576,339
Vectren Corp.	33,105	1,665,513
WEC Energy Group, Inc.	124,949	7,461,954
		66,914,071
Water Utilities - 0.3%
American Water Works Co., Inc.	70,471	5,217,673
Aqua America, Inc.	70,066	2,151,026
		7,368,699

TOTAL UTILITIES		148,666,336

TOTAL COMMON STOCKS
(Cost $2,207,768,339)		2,317,525,908
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.55% 8/17/17 (c)
(Cost $995,617)	1,000,000	995,523
	Shares	Value

Money Market Funds - 10.9%
Fidelity Cash Central Fund, 0.41% (d)	20,036,695	$20,042,706
Fidelity Securities Lending Cash Central Fund 0.48% (d)(e)	232,494,221	232,540,720
TOTAL MONEY MARKET FUNDS
(Cost $252,545,158)		252,583,426
TOTAL INVESTMENT PORTFOLIO - 110.5%
(Cost $2,461,309,114)		2,571,104,857
NET OTHER ASSETS (LIABILITIES) - (10.5)%		(245,351,879)
NET ASSETS - 100%		$2,325,752,978

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
53 CME E-mini S&P MidCap 400 Index Contracts (United States)	Dec. 2016	7,986,040	$27,162

The face value of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $988,554.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$47,743
Fidelity Securities Lending Cash Central Fund	384,813
Total	$432,556

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$358,851,824	$358,851,824	$--	$--
Consumer Staples	124,769,504	124,769,504	--	--
Energy	139,546,710	139,546,710	--	--
Financials	284,135,248	284,135,248	--	--
Health Care	215,564,144	215,564,144	--	--
Industrials	300,388,757	300,388,757	--	--
Information Technology	353,870,215	353,870,215	--	--
Materials	131,204,104	131,204,104	--	--
Real Estate	235,911,277	235,911,277	--	--
Telecommunication Services	24,617,789	24,617,789	--	--
Utilities	148,666,336	148,666,336	--	--
U.S. Government and Government Agency Obligations	995,523	--	995,523	--
Money Market Funds	252,583,426	252,583,426	--	--
Total Investments in Securities:	$2,571,104,857	$2,570,109,334	$995,523	$--
Derivative Instruments:
Assets
Futures Contracts	$27,162	$27,162	$--	$--
Total Assets	$27,162	$27,162	$--	$--
Total Derivative Instruments:	$27,162	$27,162	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$27,162	$0
Total Equity Risk	$27,162	$0
Total Value of Derivatives	$27,162	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $227,162,408) — See accompanying schedule: Unaffiliated issuers (cost $2,208,763,957)	$2,318,521,431
Fidelity Central Funds (cost $252,545,157)	252,583,426
Total Investments (cost $2,461,309,114)		$2,571,104,857
Receivable for investments sold		683,207
Receivable for fund shares sold		7,705,969
Dividends receivable		1,546,633
Distributions receivable from Fidelity Central Funds		80,951
Receivable for daily variation margin for derivative instruments		164,932
Other receivables		8
Total assets		2,581,286,557
Liabilities
Payable for investments purchased	$20,692,274
Payable for fund shares redeemed	2,202,439
Accrued management fee	76,419
Other affiliated payables	57,233
Other payables and accrued expenses	595
Collateral on securities loaned, at value	232,504,619
Total liabilities		255,533,579
Net Assets		$2,325,752,978
Net Assets consist of:
Paid in capital		$2,196,254,197
Undistributed net investment income		17,088,432
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,587,411
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		109,822,938
Net Assets		$2,325,752,978
Investor Class:
Net Asset Value, offering price and redemption price per share ($43,862,860 ÷ 2,536,894 shares)		$17.29
Premium Class:
Net Asset Value, offering price and redemption price per share ($1,727,447,492 ÷ 99,764,624 shares)		$17.32
Institutional Class:
Net Asset Value, offering price and redemption price per share ($544,726,019 ÷ 31,452,869 shares)		$17.32
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($9,716,607 ÷ 561,057 shares)		$17.32

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2016 (Unaudited)
Investment Income
Dividends		$17,427,116
Interest		2,309
Income from Fidelity Central Funds (including $384,813 from security lending)		432,556
Total income		17,861,981
Expenses
Management fee	$625,339
Transfer agent fees	417,610
Independent trustees' fees and expenses	4,095
Miscellaneous	3,086
Total expenses before reductions	1,050,130
Expense reductions	(319,293)	730,837
Net investment income (loss)		17,131,144
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,920,530
Fidelity Central Funds	1,463
Foreign currency transactions	(133,718)
Futures contracts	1,280,827
Total net realized gain (loss)		16,069,102
Change in net unrealized appreciation (depreciation) on: Investment securities	13,761,937
Assets and liabilities in foreign currencies	59
Futures contracts	(225,441)
Total change in net unrealized appreciation (depreciation)		13,536,555
Net gain (loss)		29,605,657
Net increase (decrease) in net assets resulting from operations		$46,736,801

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2016 (Unaudited)	Year ended April 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,131,144	$23,957,024
Net realized gain (loss)	16,069,102	27,867,268
Change in net unrealized appreciation (depreciation)	13,536,555	(75,089,164)
Net increase (decrease) in net assets resulting from operations	46,736,801	(23,264,872)
Distributions to shareholders from net investment income	(7,160,003)	(18,893,181)
Distributions to shareholders from net realized gain	(3,997,720)	(38,624,139)
Total distributions	(11,157,723)	(57,517,320)
Share transactions - net increase (decrease)	711,915,615	343,400,046
Redemption fees	34,459	31,727
Total increase (decrease) in net assets	747,529,152	262,649,581
Net Assets
Beginning of period	1,578,223,826	1,315,574,245
End of period	$2,325,752,978	$1,578,223,826
Other Information
Undistributed net investment income end of period	$17,088,432	$7,117,291

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Index Fund Investor Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2016	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$16.84	$17.95	$16.26	$13.66	$11.68	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.27	.23	.20	.18	.09
Net realized and unrealized gain (loss)	.41	(.71)	1.88	2.65	1.99	1.64
Total from investment operations	.55	(.44)	2.11	2.85	2.17	1.73
Distributions from net investment income	(.06)	(.21)	(.19)	(.13)	(.15)	(.05)
Distributions from net realized gain	(.04)	(.46)	(.24)	(.11)	(.04)	–
Total distributions	(.10)	(.67)	(.42)C	(.25)D	(.19)	(.05)
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$17.29	$16.84	$17.95	$16.26	$13.66	$11.68
Total ReturnF,G	3.26%	(2.31)%	13.08%	20.99%	18.93%	17.37%
Ratios to Average Net AssetsH,I
Expenses before reductions	.24%J	.33%	.33%	.33%	.33%	.33%J
Expenses net of fee waivers, if any	.20%J	.22%	.22%	.22%	.25%	.26%J
Expenses net of all reductions	.20%J	.22%	.22%	.22%	.25%	.26%J
Net investment income (loss)	1.60%J	1.58%	1.31%	1.35%	1.56%	1.24%J
Supplemental Data
Net assets, end of period (000 omitted)	$43,863	$50,008	$35,791	$15,099	$5,140	$7,794
Portfolio turnover rateK	19%J	16%	8%	7%	5%	5%J

 A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.42 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.235 per share.

 D Total distributions of $.25 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.111 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Index Fund Premium Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2016	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$16.87	$17.98	$16.28	$13.68	$11.69	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.29	.25	.23	.21	.10
Net realized and unrealized gain (loss)	.41	(.71)	1.89	2.64	1.98	1.64
Total from investment operations	.56	(.42)	2.14	2.87	2.19	1.74
Distributions from net investment income	(.07)	(.23)	(.21)	(.16)	(.16)	(.05)
Distributions from net realized gain	(.04)	(.46)	(.24)	(.11)	(.04)	–
Total distributions	(.11)	(.69)	(.44)C	(.27)	(.20)	(.05)
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$17.32	$16.87	$17.98	$16.28	$13.68	$11.69
Total ReturnE,F	3.32%	(2.17)%	13.28%	21.14%	19.10%	17.48%
Ratios to Average Net AssetsG,H
Expenses before reductions	.11%I	.20%	.20%	.20%	.20%	.20%I
Expenses net of fee waivers, if any	.07%I	.08%	.08%	.08%	.09%	.12%I
Expenses net of all reductions	.07%I	.08%	.08%	.08%	.09%	.12%I
Net investment income (loss)	1.73%I	1.72%	1.45%	1.49%	1.72%	1.37%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,727,447	$1,249,498	$986,564	$519,385	$198,767	$18,896
Portfolio turnover rateJ	19%I	16%	8%	7%	5%	5%I

 A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.44 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.235 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Index Fund Institutional Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2016	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$16.87	$17.98	$16.29	$13.68	$11.70	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.29	.26	.23	.21	.10
Net realized and unrealized gain (loss)	.41	(.70)	1.88	2.65	1.98	1.65
Total from investment operations	.56	(.41)	2.14	2.88	2.19	1.75
Distributions from net investment income	(.07)	(.23)	(.21)	(.16)	(.16)	(.05)
Distributions from net realized gain	(.04)	(.46)	(.24)	(.11)	(.04)	–
Total distributions	(.11)	(.70)C	(.45)	(.27)	(.21)D	(.05)
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$17.32	$16.87	$17.98	$16.29	$13.68	$11.70
Total ReturnF,G	3.33%	(2.15)%	13.24%	21.24%	19.04%	17.59%
Ratios to Average Net AssetsH,I
Expenses before reductions	.08%J	.14%	.14%	.14%	.14%	.14%J
Expenses net of fee waivers, if any	.06%J	.06%	.06%	.06%	.07%	.08%J
Expenses net of all reductions	.06%J	.06%	.06%	.06%	.07%	.08%J
Net investment income (loss)	1.74%J	1.74%	1.47%	1.51%	1.74%	1.41%J
Supplemental Data
Net assets, end of period (000 omitted)	$544,726	$271,119	$268,052	$88,657	$42,952	$19,312
Portfolio turnover rateK	19%J	16%	8%	7%	5%	5%J

 A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.70 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.464 per share.

 D Total distributions of $.21 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.044 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Index Fund Institutional Premium Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2016	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$16.87	$17.98	$16.29	$13.68	$11.70	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.31	.26	.23	.22	.10
Net realized and unrealized gain (loss)	.41	(.72)	1.88	2.65	1.97	1.65
Total from investment operations	.56	(.41)	2.14	2.88	2.19	1.75
Distributions from net investment income	(.07)	(.24)	(.22)	(.16)	(.17)	(.05)
Distributions from net realized gain	(.04)	(.46)	(.24)	(.11)	(.04)	–
Total distributions	(.11)	(.70)	(.45)C	(.27)	(.21)	(.05)
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$17.32	$16.87	$17.98	$16.29	$13.68	$11.70
Total ReturnE,F	3.34%	(2.13)%	13.26%	21.26%	19.06%	17.60%
Ratios to Average Net AssetsG,H
Expenses before reductions	.06%I	.12%	.12%	.12%	.12%	.12%I
Expenses net of fee waivers, if any	.04%I	.04%	.04%	.04%	.05%	.06%I
Expenses net of all reductions	.04%I	.04%	.04%	.04%	.05%	.06%I
Net investment income (loss)	1.76%I	1.76%	1.49%	1.53%	1.77%	1.43%I
Supplemental Data
Net assets, end of period (000 omitted)	$9,717	$7,598	$25,167	$4,263	$996	$109
Portfolio turnover rateJ	19%I	16%	8%	7%	5%	5%I

 A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.45 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.235 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Advanced Micro Devices, Inc.	0.3	0.1
Microsemi Corp.	0.3	0.2
Medical Properties Trust, Inc.	0.3	0.2
Aspen Technology, Inc.	0.3	0.2
Curtiss-Wright Corp.	0.2	0.2
IDACORP, Inc.	0.2	0.2
Chambers Street Properties	0.2	0.2
Portland General Electric Co.	0.2	0.2
Cepheid, Inc.	0.2	0.1
Fair Isaac Corp.	0.2	0.2
	2.4

Top Market Sectors as of October 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.0	26.1
Information Technology	17.8	17.4
Industrials	14.1	12.9
Health Care	13.0	14.0
Consumer Discretionary	12.5	13.4
Real Estate	8.2	0.0
Materials	4.5	4.2
Utilities	3.9	4.0
Energy	3.2	2.9
Consumer Staples	3.1	3.5

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of October 31, 2016 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 3.6%

As of April 30, 2016 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Small Cap Index Fund

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	85,383	$1,530,063
Cooper Tire & Rubber Co.	62,009	2,278,831
Cooper-Standard Holding, Inc. (a)	16,383	1,495,276
Dana Holding Corp.	165,728	2,565,469
Dorman Products, Inc. (a)	29,602	1,901,632
Drew Industries, Inc.	26,573	2,379,612
Federal-Mogul Corp. Class A (a)	33,089	306,404
Fox Factory Holding Corp. (a)	25,478	552,873
Gentherm, Inc. (a)	41,296	1,162,482
Horizon Global Corp. (a)	19,715	395,089
Metaldyne Performance Group, Inc.	16,023	247,555
Modine Manufacturing Co. (a)	51,526	564,210
Motorcar Parts of America, Inc. (a)	20,802	545,844
Spartan Motors, Inc.	35,716	305,372
Standard Motor Products, Inc.	23,746	1,161,179
Stoneridge, Inc. (a)	29,466	436,686
Strattec Security Corp.	3,722	132,131
Superior Industries International, Inc.	28,483	697,834
Tenneco, Inc. (a)	63,194	3,480,094
Tower International, Inc.	24,085	522,645
Unique Fabricating, Inc.	7,389	92,289
Workhorse Group, Inc. (a)	12,363	82,090
		22,835,660
Automobiles - 0.0%
Winnebago Industries, Inc.	29,838	842,924
Distributors - 0.1%
Core-Mark Holding Co., Inc.	50,700	1,792,245
Weyco Group, Inc.	7,085	179,321
		1,971,566
Diversified Consumer Services - 1.0%
American Public Education, Inc. (a)	16,918	340,898
Apollo Education Group, Inc. Class A (non-vtg.) (a)	96,606	849,167
Ascent Capital Group, Inc. (a)	11,013	224,445
Bridgepoint Education, Inc. (a)	19,078	128,967
Bright Horizons Family Solutions, Inc. (a)	49,070	3,283,274
Cambium Learning Group, Inc. (a)	15,049	77,954
Capella Education Co.	12,707	928,882
Career Education Corp. (a)	76,441	549,611
Carriage Services, Inc.	16,158	381,975
Chegg, Inc. (a)(b)	87,845	584,169
Collectors Universe, Inc.	7,992	150,170
DeVry, Inc. (b)	69,330	1,573,791
Grand Canyon Education, Inc. (a)	49,847	2,175,323
Houghton Mifflin Harcourt Co. (a)	138,167	1,747,813
K12, Inc. (a)	37,012	401,210
Liberty Tax, Inc.	7,284	86,315
LifeLock, Inc. (a)	93,824	1,510,566
Regis Corp. (a)	42,414	537,810
Sotheby's Class A (Ltd. vtg.) (b)	55,225	1,981,473
Strayer Education, Inc. (a)	11,859	695,649
Weight Watchers International, Inc. (a)(b)	29,983	308,225
		18,517,687
Hotels, Restaurants & Leisure - 3.0%
Belmond Ltd. Class A (a)	93,018	1,204,583
Biglari Holdings, Inc. (a)	1,185	519,243
BJ's Restaurants, Inc. (a)	26,242	947,336
Bloomin' Brands, Inc.	126,385	2,186,461
Bob Evans Farms, Inc. (b)	22,343	920,978
Bojangles', Inc. (a)	11,116	164,517
Boyd Gaming Corp. (a)	91,875	1,640,888
Buffalo Wild Wings, Inc. (a)(b)	21,146	3,079,915
Caesars Acquisition Co. (a)	53,667	625,221
Caesars Entertainment Corp. (a)(b)	62,479	443,601
Carrols Restaurant Group, Inc. (a)	39,157	489,463
Century Casinos, Inc. (a)	23,390	148,293
Churchill Downs, Inc.	15,047	2,046,392
Chuy's Holdings, Inc. (a)(b)	18,554	526,934
ClubCorp Holdings, Inc.	72,716	839,870
Cracker Barrel Old Country Store, Inc. (b)	21,420	2,955,960
Dave & Buster's Entertainment, Inc. (a)	42,017	1,737,403
Del Frisco's Restaurant Group, Inc. (a)	27,194	388,874
Del Taco Restaurants, Inc. (a)(b)	24,906	333,989
Denny's Corp. (a)	88,459	917,320
DineEquity, Inc.	19,596	1,550,044
El Pollo Loco Holdings, Inc. (a)(b)	21,815	266,143
Eldorado Resorts, Inc. (a)(b)	30,977	374,822
Empire Resorts, Inc. (a)	3,724	71,315
Fiesta Restaurant Group, Inc. (a)	29,963	791,023
Fogo de Chao, Inc. (a)(b)	4,856	57,544
Golden Entertainment, Inc.	11,412	130,782
Habit Restaurants, Inc. Class A (a)(b)	14,214	201,128
Ilg, Inc.	126,404	2,070,498
International Speedway Corp. Class A	29,649	975,452
Intrawest Resorts Holdings, Inc. (a)	17,415	285,780
Isle of Capri Casinos, Inc. (a)	28,028	588,588
J. Alexanders Holdings, Inc. (a)	14,152	127,368
Jack in the Box, Inc.	36,440	3,415,521
Jamba, Inc. (a)(b)	13,457	141,971
Kona Grill, Inc. (a)	8,145	87,559
La Quinta Holdings, Inc. (a)	96,661	967,577
Lindblad Expeditions Holdings (a)	16,042	131,384
Luby's, Inc. (a)	18,994	79,585
Marcus Corp.	20,390	540,335
Marriott Vacations Worldwide Corp. (b)	25,106	1,596,239
Monarch Casino & Resort, Inc. (a)	11,503	272,046
Nathan's Famous, Inc. (a)(b)	3,199	170,507
Noodles & Co. (a)(b)	10,785	50,690
Papa John's International, Inc.	30,350	2,289,908
Penn National Gaming, Inc. (a)	84,292	1,089,896
Pinnacle Entertainment, Inc.	59,886	709,649
Planet Fitness, Inc. (a)	24,241	513,909
Popeyes Louisiana Kitchen, Inc. (a)	24,335	1,299,002
Potbelly Corp. (a)	25,621	334,354
Red Lion Hotels Corp. (a)	15,497	130,175
Red Robin Gourmet Burgers, Inc. (a)	15,436	710,056
Red Rock Resorts, Inc.	34,034	745,345
Ruby Tuesday, Inc. (a)	63,732	189,284
Ruth's Hospitality Group, Inc.	36,114	572,407
Scientific Games Corp. Class A (a)(b)	58,488	725,251
SeaWorld Entertainment, Inc. (b)	75,318	1,055,205
Shake Shack, Inc. Class A (a)(b)	17,901	570,863
Sonic Corp.	52,119	1,194,046
Speedway Motorsports, Inc.	13,668	257,095
Texas Roadhouse, Inc. Class A (b)	73,991	2,998,115
The Cheesecake Factory, Inc.	50,742	2,698,967
Wingstop, Inc.	17,988	481,359
Zoe's Kitchen, Inc. (a)(b)	21,107	478,496
		56,104,524
Household Durables - 1.3%
Bassett Furniture Industries, Inc.	11,021	252,932
Beazer Homes U.S.A., Inc. (a)	34,006	347,881
Cavco Industries, Inc. (a)	9,604	887,410
Century Communities, Inc. (a)	16,360	322,292
CSS Industries, Inc.	9,386	235,589
Ethan Allen Interiors, Inc.	28,119	863,253
Flexsteel Industries, Inc.	6,969	292,001
GoPro, Inc. Class A (a)(b)	111,974	1,431,028
Green Brick Partners, Inc. (a)(b)	25,156	192,443
Helen of Troy Ltd. (a)	31,393	2,558,530
Hooker Furniture Corp.	12,210	321,123
Hovnanian Enterprises, Inc. Class A (a)(b)	129,230	201,599
Installed Building Products, Inc. (a)(b)	22,720	750,896
iRobot Corp. (a)(b)	29,654	1,503,458
KB Home	93,498	1,359,461
La-Z-Boy, Inc.	54,857	1,283,654
LGI Homes, Inc. (a)(b)	17,724	527,466
Libbey, Inc.	23,726	379,853
Lifetime Brands, Inc.	12,456	176,252
M.D.C. Holdings, Inc.	45,993	1,090,494
M/I Homes, Inc. (a)(b)	27,241	585,954
Meritage Homes Corp. (a)(b)	42,960	1,329,612
NACCO Industries, Inc. Class A	4,252	311,034
New Home Co. LLC (a)	13,613	136,402
Taylor Morrison Home Corp. (a)	33,312	568,303
TopBuild Corp. (a)	42,851	1,291,101
TRI Pointe Homes, Inc. (a)	166,664	1,804,971
UCP, Inc. (a)	7,894	71,835
Universal Electronics, Inc. (a)	16,039	1,125,136
WCI Communities, Inc. (a)	23,607	546,502
William Lyon Homes, Inc. (a)(b)	26,032	464,932
Zagg, Inc. (a)	29,784	193,596
		23,406,993
Internet & Direct Marketing Retail - 0.6%
1-800-FLOWERS.com, Inc. Class A (a)	30,836	294,484
Blue Nile, Inc.	12,160	424,749
Duluth Holdings, Inc. (b)	10,355	281,138
Etsy, Inc. (a)	116,030	1,506,069
FTD Companies, Inc. (a)	18,960	381,475
Gaia, Inc. Class A (a)	13,154	97,340
HSN, Inc.	34,828	1,313,016
Lands' End, Inc. (a)(b)	16,301	254,296
Liberty TripAdvisor Holdings, Inc. (a)	80,873	1,795,381
NutriSystem, Inc.	32,695	1,036,432
Overstock.com, Inc. (a)	14,031	205,554
PetMed Express, Inc. (b)	22,667	450,393
Shutterfly, Inc. (a)	38,586	1,890,714
Wayfair LLC Class A (a)(b)	35,022	1,167,283
		11,098,324
Leisure Products - 0.3%
Arctic Cat, Inc.	14,339	214,942
Callaway Golf Co.	103,881	1,060,625
Escalade, Inc.	11,202	136,104
JAKKS Pacific, Inc. (a)(b)	14,952	100,178
Johnson Outdoors, Inc. Class A	5,604	201,632
Malibu Boats, Inc. Class A (a)	19,400	284,598
Marine Products Corp.	11,332	105,954
MCBC Holdings, Inc. (a)	8,220	91,571
Nautilus, Inc. (a)	33,423	588,245
Performance Sports Group Ltd. (a)(b)	44,791	67,187
Smith & Wesson Holding Corp. (a)(b)	61,468	1,624,599
Sturm, Ruger & Co., Inc. (b)	20,482	1,259,643
		5,735,278
Media - 1.5%
AMC Entertainment Holdings, Inc. Class A	24,375	766,594
Carmike Cinemas, Inc. (a)(b)	26,221	856,116
Central European Media Enterprises Ltd. Class A (a)(b)	84,125	206,106
Daily Journal Corp. (a)(b)	1,233	260,410
E.W. Scripps Co. Class A (a)(b)	67,618	896,615
Entercom Communications Corp. Class A	27,932	368,702
Entravision Communication Corp. Class A	71,096	476,343
Eros International PLC (a)(b)	32,268	572,757
Gannett Co., Inc.	131,606	1,022,579
Global Eagle Entertainment, Inc. (a)(b)	53,791	433,018
Gray Television, Inc. (a)	72,398	644,342
Hemisphere Media Group, Inc. (a)(b)	6,397	74,845
IMAX Corp. (a)	65,985	1,996,046
Liberty Media Corp.:
Liberty Braves Class A (a)	12,309	208,638
Liberty Braves Class C (a)	33,854	564,346
Liberty Media Class A (a)	25,006	695,917
Liberty Media Class C (a)	52,227	1,431,542
Loral Space & Communications Ltd. (a)	14,033	544,480
MDC Partners, Inc. Class A	55,971	472,955
Media General, Inc. (a)	121,483	2,046,989
Meredith Corp.	42,225	1,914,904
MSG Network, Inc. Class A (a)	67,366	1,286,691
National CineMedia, Inc.	68,132	944,991
New Media Investment Group, Inc.	42,424	610,906
Nexstar Broadcasting Group, Inc. Class A (b)	33,559	1,637,679
Radio One, Inc. Class D (non-vtg.) (a)	26,626	66,565
Reading International, Inc. Class A (a)	18,060	238,211
Saga Communications, Inc. Class A	4,041	169,722
Salem Communications Corp. Class A	11,816	64,397
Scholastic Corp.	30,537	1,168,040
Sinclair Broadcast Group, Inc. Class A	73,299	1,839,805
The New York Times Co. Class A	139,004	1,515,144
Time, Inc.	115,356	1,499,628
Townsquare Media, Inc. (a)	9,160	76,761
Tribune Publishing Co.	28,778	346,199
World Wrestling Entertainment, Inc. Class A (b)	41,235	729,035
		28,648,018
Multiline Retail - 0.2%
Big Lots, Inc. (b)	49,410	2,144,394
Fred's, Inc. Class A	38,722	353,532
Ollie's Bargain Outlet Holdings, Inc. (a)	22,944	627,518
Sears Holdings Corp. (a)(b)	11,997	133,287
Tuesday Morning Corp. (a)	48,518	240,164
		3,498,895
Specialty Retail - 2.5%
Aarons, Inc. Class A	73,276	1,810,650
Abercrombie & Fitch Co. Class A (b)	76,515	1,117,884
America's Car Mart, Inc. (a)(b)	8,503	347,348
American Eagle Outfitters, Inc.	186,383	3,175,966
Armstrong Flooring, Inc. (a)	25,264	409,024
Asbury Automotive Group, Inc. (a)	22,678	1,155,444
Ascena Retail Group, Inc. (a)(b)	195,342	955,222
Barnes & Noble Education, Inc. (a)	46,450	432,450
Barnes & Noble, Inc.	71,471	736,151
Big 5 Sporting Goods Corp.	19,116	296,298
Boot Barn Holdings, Inc. (a)(b)	14,347	183,642
Build-A-Bear Workshop, Inc. (a)	14,343	193,631
Caleres, Inc.	48,623	1,216,061
Chico's FAS, Inc.	146,349	1,707,893
Citi Trends, Inc.	15,747	312,735
Conn's, Inc. (a)(b)	22,467	213,437
Destination XL Group, Inc. (a)(b)	42,627	172,639
DSW, Inc. Class A (b)	75,068	1,559,162
Express, Inc.(a)	83,690	1,005,954
Finish Line, Inc. Class A (b)	46,933	924,111
Five Below, Inc. (a)(b)	59,492	2,235,709
Francesca's Holdings Corp. (a)	42,603	684,630
Genesco, Inc. (a)(b)	22,904	1,232,235
GNC Holdings, Inc.	75,946	1,019,955
Group 1 Automotive, Inc.	23,253	1,401,458
Guess?, Inc.	69,463	937,751
Haverty Furniture Companies, Inc.	20,228	359,047
Hibbett Sports, Inc. (a)(b)	25,912	1,006,681
Kirkland's, Inc. (a)	15,557	189,951
Lithia Motors, Inc. Class A (sub. vtg.)	26,366	2,261,675
Lumber Liquidators Holdings, Inc. (a)(b)	29,775	461,810
MarineMax, Inc. (a)	27,091	540,465
Monro Muffler Brake, Inc. (b)	34,887	1,918,785
Office Depot, Inc.	614,717	1,936,359
Party City Holdco, Inc. (a)	30,848	501,280
Pier 1 Imports, Inc. (b)	88,612	381,918
Rent-A-Center, Inc.	56,635	571,447
Restoration Hardware Holdings, Inc. (a)(b)	43,106	1,248,781
Sears Hometown & Outlet Stores, Inc. (a)	10,986	53,282
Select Comfort Corp. (a)(b)	52,148	1,000,720
Shoe Carnival, Inc.	15,377	390,114
Sonic Automotive, Inc. Class A (sub. vtg.)	32,653	584,489
Sportsman's Warehouse Holdings, Inc. (a)	27,730	255,116
Stage Stores, Inc.	27,438	139,659
Stein Mart, Inc.	32,899	198,052
Tailored Brands, Inc.	55,113	870,785
The Buckle, Inc. (b)	33,044	688,967
The Cato Corp. Class A (sub. vtg.)	29,040	861,617
The Children's Place Retail Stores, Inc. (b)	20,798	1,579,608
The Container Store Group, Inc. (a)(b)	16,887	82,409
Tile Shop Holdings, Inc. (a)(b)	36,870	624,947
Tilly's, Inc. (a)	12,415	115,211
Vitamin Shoppe, Inc. (a)(b)	27,577	690,804
West Marine, Inc. (a)	24,233	193,864
Winmark Corp.	2,583	276,252
Zumiez, Inc. (a)	20,476	455,591
		45,877,126
Textiles, Apparel & Luxury Goods - 0.8%
Columbia Sportswear Co.	30,480	1,726,387
Crocs, Inc. (a)	80,446	618,630
Culp, Inc.	11,592	324,576
Deckers Outdoor Corp. (a)(b)	35,956	1,876,544
Delta Apparel, Inc. (a)	7,610	125,565
Fossil Group, Inc. (a)(b)	46,558	1,269,637
G-III Apparel Group Ltd. (a)	47,692	1,245,715
Iconix Brand Group, Inc. (a)(b)	46,329	365,073
Movado Group, Inc.	18,248	402,368
Oxford Industries, Inc.	17,260	1,082,547
Perry Ellis International, Inc. (a)	13,463	250,277
Sequential Brands Group, Inc. (a)	42,227	304,034
Steven Madden Ltd. (a)	68,872	2,300,325
Superior Uniform Group, Inc.	8,814	156,801
Unifi, Inc. (a)	18,128	521,180
Vera Bradley, Inc. (a)	21,817	291,693
Vince Holding Corp. (a)(b)	24,571	133,912
Wolverine World Wide, Inc.	108,951	2,326,104
		15,321,368

TOTAL CONSUMER DISCRETIONARY		233,858,363

CONSUMER STAPLES - 3.1%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)(b)	9,816	1,523,934
Coca-Cola Bottling Co. Consolidated	5,322	751,999
Craft Brew Alliance, Inc. (a)	13,666	219,339
MGP Ingredients, Inc.	14,084	495,898
National Beverage Corp. (a)(b)	13,111	619,364
Primo Water Corp. (a)	22,588	295,677
		3,906,211
Food & Staples Retailing - 0.6%
AdvancePierre Foods Holdings, Inc.	24,407	682,420
Andersons, Inc.	30,140	1,146,827
Chefs' Warehouse Holdings (a)(b)	20,835	237,519
Ingles Markets, Inc. Class A	15,947	629,907
Natural Grocers by Vitamin Cottage, Inc. (a)	9,610	114,167
Performance Food Group Co.	42,393	1,017,432
PriceSmart, Inc.	22,271	2,025,547
Smart & Final Stores, Inc. (a)(b)	24,757	297,084
SpartanNash Co.	41,804	1,170,512
SUPERVALU, Inc. (a)	296,566	1,272,268
United Natural Foods, Inc. (a)(b)	55,053	2,297,912
Village Super Market, Inc. Class A	7,976	238,482
Weis Markets, Inc.	10,951	609,204
		11,739,281
Food Products - 1.4%
Alico, Inc.	3,514	91,891
Amplify Snack Brands, Inc. (a)(b)	31,646	458,551
B&G Foods, Inc. Class A	73,467	3,115,001
Cal-Maine Foods, Inc. (b)	34,421	1,330,372
Calavo Growers, Inc.	17,329	1,025,010
Darling International, Inc. (a)	184,344	2,507,078
Dean Foods Co.	101,995	1,862,429
Farmer Brothers Co. (a)(b)	8,771	286,812
Fresh Del Monte Produce, Inc.	35,905	2,166,867
Freshpet, Inc. (a)(b)	24,143	205,216
Inventure Foods, Inc. (a)	20,505	173,472
J&J Snack Foods Corp.	16,738	2,044,547
John B. Sanfilippo & Son, Inc.	9,407	476,747
Lancaster Colony Corp.	20,980	2,741,037
Landec Corp. (a)	29,280	387,960
Lifeway Foods, Inc. (a)	5,014	89,650
Limoneira Co. (b)	12,853	253,076
Omega Protein Corp. (a)	23,852	531,900
Sanderson Farms, Inc. (b)	22,385	2,014,202
Seaboard Corp. (a)	302	1,022,270
Seneca Foods Corp. Class A (a)	7,203	211,768
Snyders-Lance, Inc. (b)	90,004	3,201,442
Tootsie Roll Industries, Inc. (b)	19,369	686,631
		26,883,929
Household Products - 0.3%
Central Garden & Pet Co. (a)	12,747	310,007
Central Garden & Pet Co. Class A (non-vtg.) (a)	36,045	841,290
HRG Group, Inc. (a)	132,879	1,998,500
Oil-Dri Corp. of America	5,803	195,909
Orchids Paper Products Co. (b)	9,705	249,030
WD-40 Co.	15,733	1,677,531
		5,272,267
Personal Products - 0.4%
Avon Products, Inc.	492,376	3,225,063
Inter Parfums, Inc.	19,627	639,840
LifeVantage Corp. (a)(b)	14,928	122,410
MediFast, Inc.	11,763	482,989
Natural Health Trends Corp. (b)	8,027	187,270
Nature's Sunshine Products, Inc.	9,308	116,815
Nutraceutical International Corp. (a)	8,886	255,917
Revlon, Inc. (a)	12,831	436,254
Synutra International, Inc. (a)	22,586	88,085
USANA Health Sciences, Inc. (a)	5,811	746,714
		6,301,357
Tobacco - 0.2%
Alliance One International, Inc. (a)	9,143	135,774
Turning Point Brands, Inc.	6,438	79,509
Universal Corp.	24,616	1,334,187
Vector Group Ltd. (b)	103,745	2,172,420
		3,721,890

TOTAL CONSUMER STAPLES		57,824,935

ENERGY - 3.2%
Energy Equipment & Services - 1.0%
Archrock, Inc.	78,764	913,662
Atwood Oceanics, Inc. (b)	66,744	509,257
Bristow Group, Inc.	36,417	364,534
Carbo Ceramics, Inc. (b)	21,002	128,112
Dawson Geophysical Co. (a)	22,693	148,639
Era Group, Inc. (a)	20,887	157,697
Exterran Corp. (a)	36,226	572,733
Fairmount Santrol Holidings, Inc. (a)	87,766	753,910
Forum Energy Technologies, Inc. (a)	66,977	1,205,586
Geospace Technologies Corp. (a)	14,270	262,996
Helix Energy Solutions Group, Inc. (a)	127,164	1,108,870
Hornbeck Offshore Services, Inc. (a)(b)	35,079	139,264
Independence Contract Drilling, Inc. (a)	34,438	137,063
Matrix Service Co. (a)	28,936	512,167
McDermott International, Inc. (a)(b)	269,531	1,385,389
Natural Gas Services Group, Inc. (a)	13,212	286,700
Newpark Resources, Inc. (a)	94,828	597,416
Oil States International, Inc. (a)	57,277	1,675,352
Parker Drilling Co. (a)	132,598	265,196
PHI, Inc. (non-vtg.) (a)	12,858	200,328
Pioneer Energy Services Corp. (a)	68,902	244,602
RigNet, Inc. (a)	13,788	206,820
SEACOR Holdings, Inc. (a)(b)	18,255	900,154
Seadrill Ltd. (a)	425,416	906,136
Tesco Corp.	50,527	346,110
TETRA Technologies, Inc. (a)	103,320	563,094
Tidewater, Inc. (b)	51,762	89,548
U.S. Silica Holdings, Inc.	71,586	3,306,557
Unit Corp. (a)	57,059	977,421
Willbros Group, Inc. (a)	46,383	70,502
		18,935,815
Oil, Gas & Consumable Fuels - 2.2%
Abraxas Petroleum Corp. (a)	132,717	215,002
Adams Resources & Energy, Inc.	2,235	81,667
Alon U.S.A. Energy, Inc.	34,528	278,296
Ardmore Shipping Corp.	30,733	179,788
Bill Barrett Corp. (a)(b)	53,458	277,447
California Resources Corp.	34,265	351,559
Callon Petroleum Co. (a)	163,777	2,127,463
Carrizo Oil & Gas, Inc. (a)	62,012	2,097,866
Clayton Williams Energy, Inc. (a)	6,697	584,715
Clean Energy Fuels Corp. (a)(b)	95,639	393,076
Cobalt International Energy, Inc. (a)(b)	440,890	416,244
Contango Oil & Gas Co. (a)	24,025	188,116
CVR Energy, Inc. (b)	17,303	229,438
Delek U.S. Holdings, Inc.	69,406	1,172,961
Denbury Resources, Inc. (a)(b)	396,778	948,299
DHT Holdings, Inc.	105,731	430,325
Dorian Lpg Ltd. (a)	26,660	150,096
Earthstone Energy, Inc. (a)	2,437	20,788
Eclipse Resources Corp. (a)	61,630	168,866
EP Energy Corp. (a)(b)	41,148	146,487
Erin Energy Corp. (a)(b)	14,124	30,367
Evolution Petroleum Corp.	26,082	200,831
EXCO Resources, Inc. (a)(b)	151,392	163,503
Frontline Ltd. (NY Shares) (b)	70,845	507,959
GasLog Ltd. (b)	45,942	705,210
Gener8 Maritime, Inc. (a)	41,768	176,261
Golar LNG Ltd. (b)	99,761	2,183,768
Green Plains, Inc.	40,741	1,059,266
Isramco, Inc. (a)(b)	809	77,664
Jones Energy, Inc. (a)(b)	61,423	251,834
Matador Resources Co. (a)(b)	92,564	2,018,821
Navios Maritime Acquisition Corp. (b)	85,941	109,145
Nordic American Tanker Shipping Ltd. (b)	111,477	910,767
Northern Oil & Gas, Inc. (a)(b)	49,497	103,944
Oasis Petroleum, Inc. (a)	261,118	2,739,128
Overseas Shipholding Group, Inc.	41,680	365,117
Pacific Ethanol, Inc. (a)	30,883	230,078
Panhandle Royalty Co. Class A	16,455	296,190
Par Pacific Holdings, Inc. (a)(b)	35,767	455,672
PDC Energy, Inc. (a)	62,707	3,845,820
Renewable Energy Group, Inc. (a)	44,550	389,813
Rex American Resources Corp. (a)(b)	6,503	513,672
Ring Energy, Inc. (a)	39,027	360,219
RSP Permian, Inc. (a)	110,074	3,973,671
Sanchez Energy Corp. (a)(b)	60,457	385,111
Scorpio Tankers, Inc.	185,972	712,273
SemGroup Corp. Class A	74,261	2,394,917
Ship Finance International Ltd. (NY Shares) (b)	68,462	866,044
Synergy Resources Corp. (a)(b)	207,287	1,417,843
Teekay Corp.	52,912	345,515
Teekay Tankers Ltd. (b)	125,474	267,260
W&T Offshore, Inc. (a)(b)	39,707	57,575
Western Refining, Inc.	90,316	2,605,617
Westmoreland Coal Co. (a)(b)	20,837	185,033
		41,364,407

TOTAL ENERGY		60,300,222

FINANCIALS - 18.0%
Banks - 10.3%
1st Source Corp.	18,356	634,383
Access National Corp.	9,452	222,784
ACNB Corp.	6,614	177,917
Allegiance Bancshares, Inc. (a)	11,810	311,194
American National Bankshares, Inc.	9,629	260,464
Ameris Bancorp	37,607	1,365,134
Ames National Corp.	9,520	257,992
Arrow Financial Corp.	12,355	390,418
Atlantic Capital Bancshares, Inc. (a)	18,844	283,602
Banc of California, Inc. (b)	54,690	727,377
BancFirst Corp.	8,530	611,601
Banco Latinoamericano de Comercio Exterior SA Series E	34,136	920,648
Bancorp, Inc., Delaware (a)	56,924	354,637
BancorpSouth, Inc.	96,728	2,273,108
Bank of Marin Bancorp	6,453	327,490
Bank of the Ozarks, Inc.	99,058	3,661,184
Bankwell Financial Group, Inc.	6,007	148,133
Banner Corp.	33,602	1,516,794
Bar Harbor Bankshares	6,716	244,127
BBCN Bancorp, Inc.	142,941	2,307,068
Berkshire Hills Bancorp, Inc.	33,985	1,004,257
Blue Hills Bancorp, Inc.	27,216	423,209
BNC Bancorp	45,359	1,129,439
Boston Private Financial Holdings, Inc.	94,061	1,236,902
Bridge Bancorp, Inc.	18,568	511,548
Brookline Bancorp, Inc., Delaware	76,941	984,845
Bryn Mawr Bank Corp.	19,315	606,491
C & F Financial Corp.	3,371	140,908
California First National Bancorp	2,295	32,360
Camden National Corp.	17,104	564,774
Capital Bank Financial Corp. Series A	32,117	1,051,832
Capital City Bank Group, Inc.	11,985	180,254
Cardinal Financial Corp.	35,495	932,809
Carolina Financial Corp.	11,176	254,813
Cascade Bancorp (a)	36,302	221,805
Cathay General Bancorp	82,862	2,481,717
Centerstate Banks of Florida, Inc.	52,156	974,274
Central Pacific Financial Corp.	34,808	892,129
Central Valley Community Bancorp	9,486	135,840
Century Bancorp, Inc. Class A (non-vtg.)	3,186	144,485
Chemical Financial Corp.	73,264	3,146,689
Chemung Financial Corp.	3,481	99,209
Citizens & Northern Corp.	13,419	280,725
City Holding Co.	16,436	859,110
CNB Financial Corp., Pennsylvania	16,391	320,444
CoBiz, Inc.	40,907	520,337
Codorus Valley Bancorp, Inc.	9,674	202,187
Columbia Banking Systems, Inc.	64,670	2,135,403
Community Bank System, Inc.	47,575	2,241,258
Community Trust Bancorp, Inc.	17,253	630,597
ConnectOne Bancorp, Inc.	32,352	593,659
County Bancorp, Inc.	5,094	100,352
CU Bancorp (a)	18,572	436,442
Customers Bancorp, Inc. (a)	27,496	744,317
CVB Financial Corp.	112,722	1,891,475
Eagle Bancorp, Inc. (a)	33,946	1,668,446
Enterprise Bancorp, Inc.	10,044	262,148
Enterprise Financial Services Corp.	21,630	715,953
Equity Bancshares, Inc.	5,349	139,234
Farmers Capital Bank Corp.	8,765	275,221
Farmers National Banc Corp.	28,724	301,602
FCB Financial Holdings, Inc. Class A (a)	33,162	1,236,943
Fidelity Southern Corp.	24,131	439,908
Financial Institutions, Inc.	14,923	400,683
First Bancorp, North Carolina	21,876	432,489
First Bancorp, Puerto Rico (a)	135,430	694,756
First Busey Corp.	34,599	799,583
First Business Finance Services, Inc.	9,388	176,964
First Citizen Bancshares, Inc.	8,416	2,449,056
First Commonwealth Financial Corp.	100,495	1,021,029
First Community Bancshares, Inc.	17,555	397,621
First Community Financial Partners, Inc. (a)(b)	14,181	135,429
First Connecticut Bancorp, Inc.	15,867	281,639
First Financial Bancorp, Ohio	68,926	1,481,909
First Financial Bankshares, Inc. (b)	70,877	2,565,747
First Financial Corp., Indiana	11,382	456,418
First Financial Northwest, Inc.	9,691	154,087
First Foundation, Inc. (a)	14,364	355,365
First Internet Bancorp	5,433	142,616
First Interstate Bancsystem, Inc.	22,105	705,150
First Merchants Corp.	46,315	1,303,767
First Mid-Illinois Bancshares, Inc.	9,292	246,145
First Midwest Bancorp, Inc., Delaware	89,184	1,722,143
First NBC Bank Holding Co. (a)	16,895	91,233
First Northwest Bancorp (a)	12,006	164,362
First of Long Island Corp.	15,477	494,490
Flushing Financial Corp.	31,485	674,409
FNB Corp., Pennsylvania	233,753	3,055,152
Franklin Financial Network, Inc. (a)	10,358	337,671
Fulton Financial Corp.	189,939	2,830,091
German American Bancorp, Inc.	15,585	606,724
Glacier Bancorp, Inc.	84,486	2,387,574
Great Southern Bancorp, Inc.	12,606	521,258
Great Western Bancorp, Inc.	66,138	2,132,289
Green Bancorp, Inc. (a)	22,020	227,907
Guaranty Bancorp	17,088	324,672
Hancock Holding Co.	86,290	2,895,030
Hanmi Financial Corp.	35,352	883,800
HarborOne Bancorp, Inc.	15,704	268,067
Heartland Financial U.S.A., Inc.	24,753	927,000
Heritage Commerce Corp.	30,326	329,037
Heritage Financial Corp., Washington	32,277	593,897
Heritage Oaks Bancorp	28,012	222,695
Hilltop Holdings, Inc.	83,554	2,063,784
Home Bancshares, Inc.	135,257	2,909,378
HomeTrust Bancshares, Inc. (a)	19,152	356,227
Horizon Bancorp Industries	14,955	433,695
IBERIABANK Corp.	45,727	3,001,978
Independent Bank Corp.	22,074	370,843
Independent Bank Corp., Massachusetts	28,994	1,599,019
Independent Bank Group, Inc.	12,471	602,349
International Bancshares Corp.	62,505	1,928,279
Investors Bancorp, Inc.	327,665	4,017,173
Lakeland Bancorp, Inc.	43,918	621,440
Lakeland Financial Corp.	26,907	991,254
LCNB Corp.	9,265	159,358
LegacyTexas Financial Group, Inc.	49,547	1,695,003
Live Oak Bancshares, Inc. (b)	21,039	335,572
Macatawa Bank Corp.	30,804	250,437
MainSource Financial Group, Inc.	26,247	655,125
MB Financial, Inc.	83,835	3,050,756
MBT Financial Corp.	21,527	189,438
Mercantile Bank Corp.	18,632	512,753
Merchants Bancshares, Inc.	6,432	276,576
Middleburg Financial Corp.	4,809	145,809
Midland States Bancorp, Inc.	3,863	98,622
MidWestOne Financial Group, Inc.	8,742	254,217
MutualFirst Financial, Inc.	5,886	160,982
National Bank Holdings Corp.	27,196	661,951
National Bankshares, Inc. (b)	8,049	279,703
National Commerce Corp. (a)	9,732	275,416
NBT Bancorp, Inc.	46,912	1,581,404
Nicolet Bankshares, Inc. (a)	8,150	315,894
Northrim Bancorp, Inc.	7,760	190,508
OFG Bancorp	49,688	529,177
Old Line Bancshares, Inc.	9,633	189,626
Old National Bancorp, Indiana	144,007	2,116,903
Old Second Bancorp, Inc.	30,502	236,391
Opus Bank	18,523	371,386
Orrstown Financial Services, Inc.	8,756	183,000
Pacific Continental Corp.	23,504	403,094
Pacific Mercantile Bancorp (a)	16,897	94,623
Pacific Premier Bancorp, Inc. (a)	30,597	790,932
Park National Corp.	14,947	1,448,813
Park Sterling Corp.	55,893	481,239
Peapack-Gladstone Financial Corp.	18,120	383,238
Penns Woods Bancorp, Inc. (b)	5,295	225,038
People's Utah Bancorp	13,920	279,096
Peoples Bancorp, Inc.	18,054	447,198
Peoples Financial Services Corp.	7,514	299,358
Pinnacle Financial Partners, Inc.	48,100	2,481,960
Preferred Bank, Los Angeles	13,911	527,505
Premier Financial Bancorp, Inc.	9,437	158,730
PrivateBancorp, Inc.	87,508	3,958,862
Prosperity Bancshares, Inc.	74,730	4,145,273
QCR Holdings, Inc.	13,327	433,128
Renasant Corp.	45,769	1,544,246
Republic Bancorp, Inc., Kentucky Class A	10,523	332,948
Republic First Bancorp, Inc. (a)(b)	35,538	140,375
S&T Bancorp, Inc.	38,395	1,205,219
Sandy Spring Bancorp, Inc.	26,593	842,998
Seacoast Banking Corp., Florida (a)	33,515	583,496
ServisFirst Bancshares, Inc.	25,806	1,397,137
Shore Bancshares, Inc.	13,427	171,463
Sierra Bancorp	12,360	220,750
Simmons First National Corp. Class A	33,371	1,646,859
South State Corp.	26,353	1,932,993
Southern First Bancshares, Inc. (a)	6,492	172,363
Southern National Bancorp of Virginia, Inc.	11,731	153,911
Southside Bancshares, Inc.	28,731	937,205
Southwest Bancorp, Inc., Oklahoma	21,053	392,638
State Bank Financial Corp.	39,579	872,717
Sterling Bancorp	140,843	2,535,174
Stock Yards Bancorp, Inc.	24,681	841,622
Stonegate Bank	14,354	497,223
Suffolk Bancorp	12,814	461,304
Summit Financial Group, Inc. (b)	9,319	184,237
Sun Bancorp, Inc.	11,660	268,180
Texas Capital Bancshares, Inc. (a)	51,720	3,066,996
The First Bancorp, Inc.	12,061	285,484
Tompkins Financial Corp.	16,193	1,283,781
TowneBank	62,105	1,540,204
Trico Bancshares	22,759	599,017
TriState Capital Holdings, Inc. (a)	25,025	441,691
Triumph Bancorp, Inc. (a)	16,936	315,010
Trustmark Corp.	75,113	2,079,128
UMB Financial Corp.	49,489	3,070,792
Umpqua Holdings Corp.	244,956	3,742,928
Union Bankshares Corp.	48,385	1,351,393
Union Bankshares, Inc. (b)	4,339	143,187
United Bankshares, Inc., West Virginia (b)	72,243	2,723,561
United Community Bank, Inc.	79,178	1,707,869
Univest Corp. of Pennsylvania	28,068	666,615
Valley National Bancorp	275,200	2,713,472
Veritex Holdings, Inc. (a)	8,789	154,950
Washington Trust Bancorp, Inc.	16,719	767,402
WashingtonFirst Bankshares, Inc.	8,577	209,708
Webster Financial Corp.	101,963	4,119,305
WesBanco, Inc.	45,360	1,492,798
West Bancorp., Inc.	17,355	334,952
Westamerica Bancorp. (b)	27,776	1,376,579
Wintrust Financial Corp.	56,518	3,049,146
Xenith Bankshares, Inc. (a)	82,260	192,488
Yadkin Financial Corp.	55,318	1,534,521
		192,499,907
Capital Markets - 1.3%
Arlington Asset Investment Corp. (b)	25,542	364,740
Associated Capital Group, Inc.	4,674	158,682
B. Riley Financial, Inc.	10,008	128,102
BGC Partners, Inc. Class A	242,288	2,081,254
Calamos Asset Management, Inc. Class A	17,666	114,122
Cohen & Steers, Inc.	23,366	868,748
Cowen Group, Inc. Class A (a)(b)	110,391	358,771
Diamond Hill Investment Group, Inc.	3,325	605,183
Evercore Partners, Inc. Class A	43,691	2,348,391
FBR & Co.	6,112	84,957
Fifth Street Asset Management, Inc. Class A	4,973	25,860
Financial Engines, Inc. (b)	59,615	1,648,355
Gain Capital Holdings, Inc.	39,845	183,287
GAMCO Investors, Inc. Class A	4,745	134,805
Greenhill & Co., Inc.	31,368	735,580
Hennessy Advisors, Inc.	3,140	90,683
Houlihan Lokey	13,426	327,192
INTL FCStone, Inc. (a)	17,169	616,367
Investment Technology Group, Inc.	37,186	569,318
Janus Capital Group, Inc.	161,801	2,074,289
KCG Holdings, Inc. Class A (a)	58,954	752,253
Ladenburg Thalmann Financial Services, Inc. (a)	109,148	222,662
Manning & Napier, Inc. Class A	16,027	110,586
Medley Management, Inc. (b)	5,563	49,233
Moelis & Co. Class A	21,197	538,404
OM Asset Management Ltd.	44,122	620,797
Oppenheimer Holdings, Inc. Class A (non-vtg.)	10,488	146,832
Paragon Commercial Corp.	859	33,097
Piper Jaffray Companies (a)	15,873	897,618
PJT Partners, Inc. (b)	20,004	550,910
Pzena Investment Management, Inc.	15,640	113,859
Safeguard Scientifics, Inc. (a)(b)	21,645	255,411
Silvercrest Asset Management Group Class A	10,129	116,990
Stifel Financial Corp. (a)	71,765	2,808,882
Value Line, Inc.	1,143	20,471
Virtu Financial, Inc. Class A	27,225	348,480
Virtus Investment Partners, Inc.	6,450	692,085
Waddell & Reed Financial, Inc. Class A	89,296	1,403,733
Westwood Holdings Group, Inc.	9,317	480,291
Wins Finance Holdings, Inc. (a)(b)	1,377	40,622
WisdomTree Investments, Inc. (b)	129,330	1,109,651
		24,831,553
Consumer Finance - 0.5%
Encore Capital Group, Inc. (a)(b)	26,008	516,259
Enova International, Inc. (a)	28,646	269,272
EZCORP, Inc. (non-vtg.) Class A (a)	57,309	558,763
First Cash Financial Services, Inc.	53,005	2,501,836
Green Dot Corp. Class A (a)	48,041	1,066,510
LendingClub Corp. (a)(b)	368,187	1,815,162
Nelnet, Inc. Class A	22,845	895,067
PRA Group, Inc. (a)(b)	51,468	1,641,829
Regional Management Corp. (a)	11,261	250,782
World Acceptance Corp. (a)(b)	6,570	312,206
		9,827,686
Diversified Financial Services - 0.1%
At Home Group, Inc.	8,964	100,397
BBX Capital Corp. (a)	2,951	60,082
Cotiviti Holdings, Inc.	13,674	422,116
Marlin Business Services Corp.	8,706	152,355
NewStar Financial, Inc. (a)	27,032	263,021
On Deck Capital, Inc. (a)(b)	53,558	261,899
PICO Holdings, Inc. (a)	24,913	301,447
Senseonics Holdings, Inc.	29,876	69,910
Tiptree Financial, Inc.	26,623	154,413
		1,785,640
Insurance - 2.4%
AMBAC Financial Group, Inc. (a)	50,758	936,485
American Equity Investment Life Holding Co.	95,074	1,704,677
Amerisafe, Inc.	20,982	1,166,599
Argo Group International Holdings, Ltd.	31,856	1,771,194
Atlas Financial Holdings, Inc. (a)	11,750	201,513
Baldwin & Lyons, Inc. Class B	10,099	248,435
Blue Capital Reinsurance Holdings Ltd.	7,704	136,361
Citizens, Inc. Class A (a)(b)	52,880	411,406
CNO Financial Group, Inc.	200,289	3,020,358
Crawford & Co. Class B	13,833	155,621
Donegal Group, Inc. Class A	8,681	130,649
eHealth, Inc. (a)	19,457	152,348
EMC Insurance Group	9,607	233,930
Employers Holdings, Inc.	35,854	1,124,023
Enstar Group Ltd. (a)	12,551	2,116,099
FBL Financial Group, Inc. Class A	11,159	706,365
Federated National Holding Co.	13,535	242,412
Fidelity & Guaranty Life (b)	12,786	282,571
FNFV Group (a)	74,393	896,436
Genworth Financial, Inc. Class A (a)	563,287	2,332,008
Global Indemnity PLC (a)	9,384	281,895
Greenlight Capital Re, Ltd. (a)	32,130	639,387
Hallmark Financial Services, Inc. (a)	16,433	170,246
HCI Group, Inc.	9,270	251,310
Heritage Insurance Holdings, Inc.	30,634	361,175
Horace Mann Educators Corp.	44,853	1,612,465
Independence Holding Co.	8,555	150,140
Infinity Property & Casualty Corp.	12,170	997,332
Investors Title Co.	1,567	150,432
James River Group Holdings Ltd.	15,558	585,603
Kemper Corp.	44,088	1,655,504
Kinsale Capital Group, Inc.	7,179	172,655
Maiden Holdings Ltd.	66,119	902,524
MBIA, Inc. (a)	147,880	1,138,676
National General Holdings Corp.	53,548	1,100,411
National Interstate Corp.	7,922	256,673
National Western Life Group, Inc.	2,646	569,948
Navigators Group, Inc.	12,477	1,162,856
OneBeacon Insurance Group Ltd.	23,508	323,000
Patriot National, Inc. (a)(b)	11,699	74,172
Primerica, Inc. (b)	52,525	2,873,118
RLI Corp.	42,416	2,364,268
Safety Insurance Group, Inc.	15,863	1,073,925
Selective Insurance Group, Inc.	63,545	2,347,988
State Auto Financial Corp.	17,849	408,742
State National Companies, Inc.	32,753	335,063
Stewart Information Services Corp.	25,701	1,155,260
Third Point Reinsurance Ltd. (a)	76,002	893,024
Trupanion, Inc. (a)(b)	15,535	251,512
United Fire Group, Inc.	24,212	956,858
United Insurance Holdings Corp.	18,376	266,452
Universal Insurance Holdings, Inc. (b)	36,805	783,947
WMI Holdings Corp. (a)(b)	221,846	465,877
		44,701,928
Mortgage Real Estate Investment Trusts - 1.2%
AG Mortgage Investment Trust, Inc.	32,261	501,013
Altisource Residential Corp. Class B	57,105	575,047
American Capital Mortgage Investment Corp.	51,189	872,772
Anworth Mortgage Asset Corp.	105,945	520,190
Apollo Commercial Real Estate Finance, Inc.	78,768	1,332,755
Ares Commercial Real Estate Corp.	30,105	394,978
Armour Residential REIT, Inc.	40,658	921,717
Capstead Mortgage Corp.	106,711	1,014,822
Colony Financial, Inc.	125,735	2,390,222
CYS Investments, Inc.	168,126	1,449,246
Dynex Capital, Inc.	48,725	334,741
Great Ajax Corp.	15,765	218,503
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	45,793	1,046,828
Invesco Mortgage Capital, Inc.	125,584	1,874,969
Ladder Capital Corp. Class A	43,467	551,162
New Residential Investment Corp.	270,638	3,778,106
New York Mortgage Trust, Inc.	123,703	731,085
Orchid Island Capital, Inc. (b)	25,552	269,063
Owens Realty Mortgage, Inc.	11,632	212,284
PennyMac Mortgage Investment Trust	75,616	1,150,876
Redwood Trust, Inc.	85,802	1,206,376
Resource Capital Corp.	37,629	466,223
Western Asset Mortgage Capital Corp. (b)	46,792	474,003
		22,286,981
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	7,426	255,083
Thrifts & Mortgage Finance - 2.2%
Astoria Financial Corp.	103,434	1,513,239
Bank Mutual Corp.	44,750	349,050
BankFinancial Corp.	18,226	229,101
Bear State Financial, Inc. (b)	20,794	183,819
Beneficial Bancorp, Inc.	77,082	1,117,689
BofI Holding, Inc. (a)(b)	66,830	1,245,043
BSB Bancorp, Inc. (a)	10,116	247,842
Capitol Federal Financial, Inc.	139,553	2,047,243
Charter Financial Corp.	16,609	210,104
Clifton Bancorp, Inc.	23,773	363,489
Dime Community Bancshares, Inc.	37,977	615,227
ESSA Bancorp, Inc.	10,326	139,194
Essent Group Ltd. (a)	83,495	2,207,608
EverBank Financial Corp.	114,219	2,205,569
Farmer Mac Class C (non-vtg.)	9,265	378,290
First Defiance Financial Corp.	10,164	401,275
Flagstar Bancorp, Inc. (a)	23,222	636,979
Greene County Bancorp, Inc.	2,949	50,723
Hingham Institution for Savings	1,618	232,102
Home Bancorp, Inc.	6,570	188,625
HomeStreet, Inc. (a)	26,643	734,015
Impac Mortgage Holdings, Inc. (a)	10,790	171,022
Kearny Financial Corp.	100,243	1,398,390
Lake Sunapee Bank Group	8,694	158,405
Lendingtree, Inc. (a)(b)	7,152	571,087
Meridian Bancorp, Inc.	52,619	839,273
Meta Financial Group, Inc.	9,199	673,827
MGIC Investment Corp. (a)	381,110	3,109,858
Nationstar Mortgage Holdings, Inc. (a)(b)	36,397	549,959
NMI Holdings, Inc. (a)	54,643	418,019
Northfield Bancorp, Inc.	46,060	757,687
Northwest Bancshares, Inc.	104,202	1,640,139
OceanFirst Financial Corp.	22,279	460,730
Ocwen Financial Corp. (a)(b)	113,003	482,523
Oritani Financial Corp.	42,970	672,481
PennyMac Financial Services, Inc. (a)	14,664	250,754
PHH Corp. (a)	60,081	872,376
Provident Bancorp, Inc. (a)	4,308	69,143
Provident Financial Holdings, Inc.	8,227	156,971
Provident Financial Services, Inc.	69,381	1,574,255
Radian Group, Inc.	240,471	3,268,001
SI Financial Group, Inc.	12,128	158,270
Southern Missouri Bancorp, Inc.	6,090	149,753
Territorial Bancorp, Inc.	7,979	227,561
Trustco Bank Corp., New York	100,441	703,087
United Community Financial Corp.	53,171	390,807
United Financial Bancorp, Inc. New	57,075	839,573
Walker & Dunlop, Inc. (a)	31,206	751,128
Walter Investment Management Corp. (a)(b)	20,067	100,335
Washington Federal, Inc.	100,595	2,741,214
Waterstone Financial, Inc.	28,354	480,600
Westfield Financial, Inc.	22,684	179,204
WSFS Financial Corp.	32,298	1,132,045
		41,244,703

TOTAL FINANCIALS		337,433,481

HEALTH CARE - 13.0%
Biotechnology - 4.7%
Acceleron Pharma, Inc. (a)	30,990	868,650
Achillion Pharmaceuticals, Inc. (a)	133,125	836,025
Acorda Therapeutics, Inc. (a)(b)	48,487	858,220
Adamas Pharmaceuticals, Inc. (a)(b)	18,305	251,511
Aduro Biotech, Inc. (a)(b)	40,584	436,278
Advaxis, Inc. (a)(b)	38,637	312,573
Adverum Biotechnologies, Inc. (a)	24,596	72,558
Agenus, Inc. (a)(b)	78,636	312,185
Aimmune Therapeutics, Inc. (a)(b)	29,865	486,202
Akebia Therapeutics, Inc. (a)	42,138	316,878
Alder Biopharmaceuticals, Inc. (a)(b)	52,857	1,281,782
AMAG Pharmaceuticals, Inc. (a)(b)	39,204	1,007,543
Amicus Therapeutics, Inc. (a)(b)	160,522	1,107,602
Anavex Life Sciences Corp. (a)(b)	35,410	98,794
Anthera Pharmaceuticals, Inc. (a)(b)	41,832	92,030
Applied Genetic Technologies Corp. (a)	14,677	104,941
Aptevo Therapeutics, Inc. (a)	16,500	36,465
Ardelyx, Inc. (a)	33,837	416,195
Arena Pharmaceuticals, Inc. (a)(b)	282,048	417,431
Argos Therapeutics, Inc. (a)	15,491	65,062
ARIAD Pharmaceuticals, Inc. (a)	196,671	1,714,971
Array BioPharma, Inc. (a)	188,129	1,072,335
Arrowhead Pharmaceuticals, Inc. (a)	69,435	402,723
Asterias Biotherapeutics, Inc.	24,224	79,939
Atara Biotherapeutics, Inc. (a)(b)	26,028	333,158
Athersys, Inc. (a)(b)	80,514	145,730
Audentes Therapeutics, Inc.	5,992	95,812
Axovant Sciences Ltd. (a)(b)	26,194	322,448
Bellicum Pharmaceuticals, Inc. (a)(b)	24,078	398,732
BioCryst Pharmaceuticals, Inc. (a)(b)	79,104	320,371
Biospecifics Technologies Corp. (a)	5,916	256,695
BioTime, Inc. (a)(b)	74,590	240,180
bluebird bio, Inc. (a)(b)	41,248	1,969,592
Blueprint Medicines Corp. (a)(b)	22,587	677,158
Cara Therapeutics, Inc. (a)(b)	22,606	158,016
Celldex Therapeutics, Inc. (a)(b)	110,774	348,938
Cellular Biomedicine Group, Inc. (a)	13,317	160,470
Cepheid, Inc. (a)	81,085	4,289,397
ChemoCentryx, Inc. (a)	24,861	148,669
Chimerix, Inc. (a)	47,126	190,860
Cidara Therapeutics, Inc. (a)	15,795	150,053
Clovis Oncology, Inc. (a)	35,631	1,036,149
Coherus BioSciences, Inc. (a)(b)	33,082	904,793
Concert Pharmaceuticals, Inc. (a)	20,763	160,290
Corvus Pharmaceuticals, Inc.	3,244	43,307
Curis, Inc. (a)	124,607	323,978
Cytokinetics, Inc. (a)(b)	38,370	372,189
CytomX Therapeutics, Inc. (a)	21,953	247,410
CytRx Corp. (a)(b)	110,524	51,062
Dimension Therapeutics, Inc.	13,114	64,914
Dyax Corp. rights 12/31/19	125,389	308,457
Dynavax Technologies Corp. (a)(b)	42,485	392,986
Eagle Pharmaceuticals, Inc. (a)(b)	9,652	539,354
Edge Therapeutics, Inc. (a)(b)	19,153	200,532
Editas Medicine, Inc.	7,354	103,986
Eiger Biopharmaceuticals, Inc. (a)	4,963	56,826
Emergent BioSolutions, Inc. (a)(b)	36,581	977,444
Enanta Pharmaceuticals, Inc. (a)	17,897	420,937
Epizyme, Inc. (a)(b)	44,000	398,200
Esperion Therapeutics, Inc. (a)(b)	15,496	159,609
Exact Sciences Corp. (a)(b)	117,306	1,827,627
Exelixis, Inc. (a)	254,006	2,689,924
FibroGen, Inc. (a)	59,775	989,276
Five Prime Therapeutics, Inc. (a)	30,659	1,487,881
Flexion Therapeutics, Inc. (a)	26,378	503,820
Fortress Biotech, Inc. (a)(b)	36,042	85,780
Foundation Medicine, Inc. (a)(b)	14,438	327,743
Galena Biopharma, Inc. (a)(b)	221,152	50,799
Genomic Health, Inc. (a)	20,398	608,064
Geron Corp. (a)(b)	162,358	300,362
Global Blood Therapeutics, Inc. (a)(b)	17,733	309,441
GlycoMimetics, Inc. (a)	12,740	76,822
Halozyme Therapeutics, Inc. (a)(b)	123,927	1,069,490
Heron Therapeutics, Inc. (a)(b)	35,918	533,382
Idera Pharmaceuticals, Inc. (a)(b)	119,800	185,690
Ignyta, Inc. (a)	32,378	161,890
Immune Design Corp. (a)	14,700	78,645
ImmunoGen, Inc. (a)(b)	89,615	163,099
Immunomedics, Inc. (a)(b)	110,711	254,635
Infinity Pharmaceuticals, Inc. (a)	51,868	62,760
Inotek Pharmaceuticals Corp. (a)(b)	18,786	131,502
Inovio Pharmaceuticals, Inc. (a)(b)	72,425	468,590
Insmed, Inc. (a)	71,002	921,606
Insys Therapeutics, Inc. (a)(b)	25,302	273,515
Intellia Therapeutics, Inc. (a)	8,091	111,494
Invitae Corp. (a)(b)	25,013	192,100
Ironwood Pharmaceuticals, Inc. Class A (a)	147,213	1,879,910
Kadmon Holdings, Inc. (a)	8,518	38,757
Karyopharm Therapeutics, Inc. (a)	25,994	188,197
Keryx Biopharmaceuticals, Inc. (a)(b)	87,825	396,091
Kite Pharma, Inc. (a)(b)	44,135	1,954,739
La Jolla Pharmaceutical Co. (a)(b)	14,979	262,133
Lexicon Pharmaceuticals, Inc. (a)(b)	46,359	687,504
Ligand Pharmaceuticals, Inc. Class B (a)(b)	21,348	2,043,644
Lion Biotechnologies, Inc. (a)(b)	65,542	409,638
Loxo Oncology, Inc. (a)	14,317	298,653
Macrogenics, Inc. (a)	36,060	854,261
MannKind Corp. (a)(b)	351,909	146,816
Medgenics, Inc. (a)	30,073	144,952
MediciNova, Inc. (a)(b)	31,874	216,424
Merrimack Pharmaceuticals, Inc. (a)(b)	136,154	710,724
MiMedx Group, Inc. (a)(b)	117,035	1,042,782
Minerva Neurosciences, Inc. (a)	20,454	228,062
Mirati Therapeutics, Inc. (a)(b)	13,505	68,200
Momenta Pharmaceuticals, Inc. (a)	73,398	818,388
Myriad Genetics, Inc. (a)(b)	75,763	1,493,289
NantKwest, Inc. (a)(b)	17,865	107,011
Natera, Inc. (a)(b)	27,987	237,330
NewLink Genetics Corp. (a)	23,635	287,165
Novavax, Inc. (a)(b)	305,918	464,995
OncoMed Pharmaceuticals, Inc. (a)(b)	22,819	206,968
Ophthotech Corp. (a)(b)	34,339	1,230,023
Organovo Holdings, Inc. (a)	92,452	230,205
Osiris Therapeutics, Inc. (b)	20,916	83,873
Otonomy, Inc. (a)	27,604	416,820
OvaScience, Inc. (a)(b)	33,757	170,135
PDL BioPharma, Inc.	186,913	601,860
Pfenex, Inc. (a)	19,968	159,944
PharmAthene, Inc. (a)	64,799	178,197
Portola Pharmaceuticals, Inc. (a)	55,353	1,006,318
Progenics Pharmaceuticals, Inc. (a)(b)	79,292	398,839
Protagonist Therapeutics, Inc.	8,120	152,656
Proteostasis Therapeutics, Inc.	8,611	61,310
Prothena Corp. PLC (a)(b)	38,982	1,864,119
PTC Therapeutics, Inc. (a)	35,832	222,517
Puma Biotechnology, Inc. (a)	31,332	1,200,016
Radius Health, Inc. (a)(b)	35,624	1,528,982
REGENXBIO, Inc. (a)	21,818	343,634
Regulus Therapeutics, Inc. (a)	41,408	113,872
Repligen Corp. (a)(b)	37,998	1,085,603
Retrophin, Inc. (a)	40,041	754,773
Rigel Pharmaceuticals, Inc. (a)	100,116	260,302
Sage Therapeutics, Inc. (a)	33,939	1,477,704
Sangamo Biosciences, Inc. (a)	74,417	264,180
Sarepta Therapeutics, Inc. (a)	56,059	2,199,755
Selecta Biosciences, Inc.	5,426	95,715
Seres Therapeutics, Inc. (a)(b)	19,188	207,039
Sorrento Therapeutics, Inc. (a)(b)	30,278	174,099
Spark Therapeutics, Inc. (a)(b)	21,491	1,010,292
Spectrum Pharmaceuticals, Inc. (a)	84,821	300,266
Stemline Therapeutics, Inc. (a)	18,114	206,500
Syndax Pharmaceuticals, Inc.	5,021	59,298
Synergy Pharmaceuticals, Inc. (a)(b)	204,286	937,673
Synthetic Biologics, Inc. (a)(b)	80,546	112,764
Syros Pharmaceuticals, Inc.	4,960	67,406
T2 Biosystems, Inc. (a)(b)	15,658	98,959
TESARO, Inc. (a)(b)	29,948	3,620,114
TG Therapeutics, Inc. (a)(b)	40,664	217,552
Tobira Therapeutics, Inc. (a)(b)	9,663	406,716
Tokai Pharmaceuticals, Inc. (a)(b)	9,678	10,646
Trevena, Inc. (a)	47,801	233,269
Trovagene, Inc. (a)(b)	30,109	103,876
Ultragenyx Pharmaceutical, Inc. (a)	40,549	2,391,986
Vanda Pharmaceuticals, Inc. (a)	39,979	593,688
Versartis, Inc. (a)	35,651	393,944
Vital Therapies, Inc. (a)	25,085	134,205
Voyager Therapeutics, Inc. (a)(b)	12,609	151,308
vTv Therapeutics, Inc. Class A (a)	7,459	40,204
Xbiotech, Inc. (a)	19,379	256,772
Xencor, Inc. (a)	36,137	769,357
Zafgen, Inc. (a)	25,382	76,400
ZIOPHARM Oncology, Inc. (a)(b)	133,797	759,967
		88,105,817
Health Care Equipment & Supplies - 3.1%
Abaxis, Inc. (b)	24,651	1,176,839
Accuray, Inc. (a)	92,557	453,529
Analogic Corp.	14,208	1,162,925
Angiodynamics, Inc. (a)	30,845	491,669
Anika Therapeutics, Inc. (a)(b)	16,115	714,861
Atricure, Inc. (a)(b)	34,357	626,672
Atrion Corp.	1,542	677,169
Avinger, Inc. (a)(b)	20,102	70,357
AxoGen, Inc. (a)	30,170	267,005
Cantel Medical Corp.	40,159	2,860,526
Cardiovascular Systems, Inc. (a)	36,078	845,308
Cerus Corp. (a)(b)	116,304	560,585
ConforMis, Inc. (a)(b)	39,325	300,050
CONMED Corp.	31,055	1,242,200
Corindus Vascular Robotics, Inc. (a)(b)	59,102	45,520
Cryolife, Inc.	34,394	584,698
Cutera, Inc. (a)	12,300	161,130
Cynosure, Inc. Class A (a)	26,467	1,128,818
Endologix, Inc. (a)(b)	91,812	960,354
Entellus Medical, Inc. (a)	8,194	167,567
Exactech, Inc. (a)	11,215	270,842
Genmark Diagnostics, Inc. (a)	44,165	471,241
Glaukos Corp. (a)	18,227	608,782
Globus Medical, Inc. (a)	77,701	1,719,523
Haemonetics Corp. (a)	56,719	1,894,982
Halyard Health, Inc. (a)	52,386	1,694,687
ICU Medical, Inc. (a)	16,428	2,288,420
Inogen, Inc. (a)(b)	18,478	991,714
Insulet Corp. (a)	64,027	2,376,682
Integer Holdings Corp. (a)	34,600	762,930
Integra LifeSciences Holdings Corp. (a)	33,713	2,680,521
Invacare Corp.	34,442	315,144
InVivo Therapeutics Holdings Corp. (a)(b)	34,712	150,997
IRadimed Corp. (a)	4,347	41,079
Iridex Corp. (a)(b)	8,094	109,674
K2M Group Holdings, Inc. (a)	29,448	502,677
LeMaitre Vascular, Inc.	14,573	305,159
Masimo Corp. (a)	45,667	2,511,685
Meridian Bioscience, Inc.	47,539	782,017
Merit Medical Systems, Inc. (a)	48,909	1,073,553
Natus Medical, Inc. (a)	36,391	1,431,986
Neogen Corp. (a)	40,770	2,148,171
Nevro Corp. (a)(b)	26,905	2,473,108
Novocure Ltd. (a)	54,667	330,735
NuVasive, Inc. (a)(b)	55,471	3,313,283
NxStage Medical, Inc. (a)	70,765	1,609,196
OraSure Technologies, Inc. (a)	58,532	439,575
Orthofix International NV (a)	19,928	730,361
Oxford Immunotec Global PLC (a)(b)	23,899	307,341
Penumbra, Inc. (a)(b)	28,232	1,861,900
Quidel Corp. (a)(b)	29,370	566,841
Rockwell Medical Technologies, Inc. (a)(b)	52,073	302,544
RTI Biologics, Inc. (a)	63,396	161,660
Second Sight Medical Products, Inc. (a)(b)	15,336	40,027
Staar Surgical Co. (a)	43,208	365,108
SurModics, Inc. (a)	13,981	348,127
Tactile Systems Technology, Inc.	4,466	79,338
Tandem Diabetes Care, Inc. (a)	20,067	121,405
The Spectranetics Corp. (a)	48,634	1,055,358
TransEnterix, Inc. (a)(b)	75,140	112,710
Utah Medical Products, Inc.	3,733	232,006
Vascular Solutions, Inc. (a)	19,107	871,279
Veracyte, Inc. (a)(b)	14,839	107,731
ViewRay, Inc. (a)(b)	6,481	17,369
Wright Medical Group NV (a)(b)	114,569	2,510,207
Zeltiq Aesthetics, Inc. (a)(b)	39,389	1,303,776
		58,891,233
Health Care Providers & Services - 2.2%
AAC Holdings, Inc. (a)(b)	10,917	178,930
Aceto Corp.	32,943	603,845
Addus HomeCare Corp. (a)	7,965	201,515
Adeptus Health, Inc. Class A (a)(b)	14,928	449,631
Air Methods Corp. (a)(b)	39,992	1,057,788
Almost Family, Inc. (a)	8,813	345,910
Amedisys, Inc. (a)	31,499	1,362,647
American Renal Associates Holdings, Inc.	9,286	163,991
AMN Healthcare Services, Inc. (a)(b)	52,533	1,723,082
BioScrip, Inc. (a)(b)	122,611	329,824
BioTelemetry, Inc. (a)	30,596	541,549
Capital Senior Living Corp. (a)	30,744	490,982
Chemed Corp.	18,071	2,555,601
Civitas Solutions, Inc. (a)	16,237	277,653
Community Health Systems, Inc. (a)(b)	124,702	658,427
Corvel Corp. (a)	10,637	367,508
Cross Country Healthcare, Inc. (a)	34,562	386,058
Diplomat Pharmacy, Inc. (a)(b)	51,022	1,182,180
Genesis HealthCare, Inc. Class A (a)	40,375	105,783
HealthEquity, Inc. (a)(b)	47,965	1,593,877
HealthSouth Corp.	98,863	3,969,349
Healthways, Inc. (a)	35,780	887,344
Kindred Healthcare, Inc.	95,801	943,640
Landauer, Inc.	10,422	453,357
LHC Group, Inc. (a)	17,808	610,280
Magellan Health Services, Inc. (a)	27,955	1,438,285
Molina Healthcare, Inc. (a)(b)	48,405	2,633,716
National Healthcare Corp.	12,828	829,972
National Research Corp. Class A	8,878	136,277
Nobilis Health Corp. (a)(b)	58,989	195,706
Owens & Minor, Inc. (b)	69,773	2,264,134
PharMerica Corp. (a)	33,257	791,517
Providence Service Corp. (a)	14,127	571,649
Quorum Health Corp. (a)	31,990	129,240
RadNet, Inc. (a)	40,049	278,341
Select Medical Holdings Corp. (a)(b)	119,422	1,552,486
Surgery Partners, Inc. (a)	20,146	324,351
Surgical Care Affiliates, Inc. (a)	29,904	1,279,592
Team Health Holdings, Inc. (a)	75,947	3,254,329
Teladoc, Inc. (a)(b)	22,417	364,276
The Ensign Group, Inc.	53,981	997,029
Triple-S Management Corp. (a)	26,536	548,764
U.S. Physical Therapy, Inc.	13,626	775,319
Universal American Spin Corp.	60,112	451,441
		40,257,175
Health Care Technology - 0.5%
Castlight Health, Inc. Class B (a)(b)	43,525	189,334
Computer Programs & Systems, Inc. (b)	12,016	313,618
Evolent Health, Inc. (a)(b)	18,093	380,858
HealthStream, Inc. (a)	29,323	790,841
HMS Holdings Corp. (a)	94,471	1,990,504
Medidata Solutions, Inc. (a)(b)	61,599	2,956,136
NantHealth, Inc.	7,151	93,893
Omnicell, Inc. (a)	40,172	1,310,612
Quality Systems, Inc.	57,511	741,317
Vocera Communications, Inc. (a)	27,001	496,818
		9,263,931
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. (a)(b)	25,133	534,076
Albany Molecular Research, Inc. (a)(b)	29,810	464,738
Cambrex Corp. (a)	35,301	1,422,630
ChromaDex, Inc. (a)	30,850	85,146
Enzo Biochem, Inc. (a)	43,517	265,454
Fluidigm Corp. (a)(b)	31,295	144,896
INC Research Holdings, Inc. Class A (a)	46,381	2,119,612
Luminex Corp. (a)(b)	43,915	914,749
Medpace Holdings, Inc.	8,774	254,621
Nanostring Technologies, Inc. (a)	15,925	309,741
NeoGenomics, Inc. (a)	57,875	466,473
Pacific Biosciences of California, Inc. (a)(b)	90,515	769,378
PAREXEL International Corp. (a)	58,691	3,419,338
PRA Health Sciences, Inc. (a)	27,106	1,442,581
		12,613,433
Pharmaceuticals - 1.8%
AcelRx Pharmaceuticals, Inc. (a)(b)	37,912	106,154
Aclaris Therapeutics, Inc. (b)	10,233	217,451
Aerie Pharmaceuticals, Inc. (a)	26,570	883,453
Agile Therapeutics, Inc. (a)	14,156	107,586
Amphastar Pharmaceuticals, Inc. (a)	40,116	727,704
Ampio Pharmaceuticals, Inc. (a)(b)	51,392	35,275
ANI Pharmaceuticals, Inc. (a)(b)	8,660	517,002
Aratana Therapeutics, Inc. (a)	35,976	291,406
AstraZeneca PLC rights (a)	1,000	0
Avexis, Inc.	5,214	247,665
Axsome Therapeutics, Inc. (a)	11,927	79,911
Bio Path Holdings, Inc. (a)(b)	94,327	94,327
Catalent, Inc. (a)	111,429	2,541,695
Cempra, Inc. (a)(b)	50,186	909,621
Clearside Biomedical, Inc.	8,884	192,161
Collegium Pharmaceutical, Inc. (a)(b)	14,492	216,945
Corcept Therapeutics, Inc. (a)(b)	84,893	589,157
DepoMed, Inc. (a)(b)	68,135	1,523,499
Dermira, Inc. (a)	27,760	870,276
Durect Corp. (a)	138,623	155,258
Egalet Corp. (a)(b)	24,321	136,441
Endocyte, Inc. (a)(b)	40,088	110,242
Flex Pharma, Inc. (a)(b)	11,372	55,268
Heska Corp. (a)	6,577	324,904
Horizon Pharma PLC (a)(b)	180,442	3,016,990
Impax Laboratories, Inc. (a)	81,904	1,646,270
Innoviva, Inc.	91,880	946,364
Intersect ENT, Inc. (a)	27,875	406,975
Intra-Cellular Therapies, Inc. (a)	39,243	486,613
Lannett Co., Inc. (a)(b)	31,189	683,039
Lipocine, Inc. (a)(b)	17,742	56,952
MyoKardia, Inc. (a)	14,800	199,060
Nektar Therapeutics (a)(b)	159,598	1,979,015
Neos Therapeutics, Inc. (a)(b)	14,780	87,202
Ocular Therapeutix, Inc. (a)(b)	19,320	109,351
Omeros Corp. (a)(b)	43,662	358,028
Pacira Pharmaceuticals, Inc. (a)(b)	40,836	1,298,585
Paratek Pharmaceuticals, Inc. (a)	19,606	209,784
Phibro Animal Health Corp. Class A	21,199	550,114
Prestige Brands Holdings, Inc. (a)	59,991	2,716,392
Reata Pharmaceuticals, Inc.	6,411	145,145
Revance Therapeutics, Inc. (a)(b)	21,931	292,779
SciClone Pharmaceuticals, Inc. (a)	55,042	492,626
Sucampo Pharmaceuticals, Inc. Class A (a)	25,745	293,493
Supernus Pharmaceuticals, Inc. (a)	52,974	1,048,885
Teligent, Inc. (a)(b)	44,576	290,190
Tetraphase Pharmaceuticals, Inc. (a)	39,415	137,953
The Medicines Company (a)(b)	74,947	2,469,504
TherapeuticsMD, Inc. (a)(b)	170,223	977,080
Theravance Biopharma, Inc. (a)(b)	40,710	1,023,042
Titan Pharmaceuticals, Inc. (a)	20,188	91,855
WAVE Life Sciences (a)(b)	7,905	251,774
Zogenix, Inc. (a)	26,689	217,515
		33,415,976

TOTAL HEALTH CARE		242,547,565

INDUSTRIALS - 14.1%
Aerospace & Defense - 1.5%
AAR Corp.	36,943	1,188,456
Aerojet Rocketdyne Holdings, Inc. (a)	66,877	1,177,035
AeroVironment, Inc. (a)	23,068	553,401
Astronics Corp. (a)	21,107	781,381
Astronics Corp. Class B	1,938	71,706
Cubic Corp.	28,262	1,206,787
Curtiss-Wright Corp.	49,295	4,417,818
DigitalGlobe, Inc. (a)	70,519	1,770,027
Ducommun, Inc. (a)	11,386	216,789
Engility Holdings, Inc. (a)	20,252	581,840
Esterline Technologies Corp. (a)	33,034	2,426,347
KEYW Holding Corp. (a)(b)	38,907	408,134
KLX, Inc. (a)	58,748	2,022,106
Kratos Defense & Security Solutions, Inc. (a)(b)	50,048	281,270
Mercury Systems, Inc. (a)	43,520	1,208,986
Moog, Inc. Class A (a)	35,775	2,077,454
National Presto Industries, Inc.	5,388	470,103
Sparton Corp. (a)	10,057	240,664
Taser International, Inc. (a)(b)	57,709	1,291,527
Teledyne Technologies, Inc. (a)	37,882	4,079,134
Triumph Group, Inc. (b)	55,539	1,316,274
Vectrus, Inc. (a)	11,513	193,073
Wesco Aircraft Holdings, Inc. (a)	62,727	806,042
		28,786,354
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	53,456	707,223
Atlas Air Worldwide Holdings, Inc. (a)	27,526	1,151,963
Echo Global Logistics, Inc. (a)	32,726	693,791
Forward Air Corp.	33,595	1,388,145
Hub Group, Inc. Class A (a)	37,634	1,371,759
Park-Ohio Holdings Corp.	9,076	289,978
Radiant Logistics, Inc. (a)	39,873	99,683
XPO Logistics, Inc. (a)(b)	109,464	3,604,650
		9,307,192
Airlines - 0.4%
Allegiant Travel Co.	14,792	2,039,817
Hawaiian Holdings, Inc. (a)	58,921	2,652,918
SkyWest, Inc.	55,680	1,678,752
Virgin America, Inc. (a)(b)	21,401	1,163,144
		7,534,631
Building Products - 1.2%
AAON, Inc.	45,084	1,350,266
Advanced Drain Systems, Inc. Del	39,291	750,458
American Woodmark Corp. (a)	15,509	1,158,522
Apogee Enterprises, Inc.	31,977	1,303,063
Builders FirstSource, Inc. (a)	95,459	923,089
Caesarstone Sdot-Yam Ltd. (a)	26,726	944,764
Continental Building Products, Inc. (a)	39,691	811,681
CSW Industrials, Inc. (a)	16,233	502,411
GCP Applied Technologies, Inc. (a)	78,560	2,030,776
Gibraltar Industries, Inc. (a)	35,398	1,376,982
GMS, Inc.	7,778	161,627
Griffon Corp.	34,836	581,761
Insteel Industries, Inc.	19,111	514,086
Masonite International Corp. (a)	33,779	1,922,025
NCI Building Systems, Inc. (a)	29,947	431,237
Patrick Industries, Inc. (a)	16,325	936,239
PGT, Inc. (a)	54,354	532,669
Ply Gem Holdings, Inc. (a)	23,605	323,389
Quanex Building Products Corp.	39,140	637,982
Simpson Manufacturing Co. Ltd.	45,668	1,954,590
Trex Co., Inc. (a)	32,964	1,773,793
Universal Forest Products, Inc.	22,019	1,893,414
		22,814,824
Commercial Services & Supplies - 2.4%
ABM Industries, Inc.	61,908	2,419,365
ACCO Brands Corp. (a)	118,935	1,320,179
Aqua Metals, Inc. (a)(b)	11,585	103,686
ARC Document Solutions, Inc. (a)	44,869	153,901
Brady Corp. Class A	51,089	1,691,046
Casella Waste Systems, Inc. Class A (a)	42,128	471,834
CECO Environmental Corp.	31,587	312,711
CompX International, Inc. Class A	1,557	17,361
Deluxe Corp.	54,486	3,334,543
Ennis, Inc.	29,515	432,395
Essendant, Inc.	40,644	623,885
G&K Services, Inc. Class A	21,634	2,048,740
Healthcare Services Group, Inc.	78,493	2,901,886
Heritage-Crystal Clean, Inc. (a)	14,461	189,439
Herman Miller, Inc.	66,438	1,846,976
HNI Corp.	50,365	2,047,841
InnerWorkings, Inc. (a)(b)	41,379	364,549
Interface, Inc.	72,743	1,152,977
Kimball International, Inc. Class B	40,325	504,063
Knoll, Inc.	54,021	1,169,014
Matthews International Corp. Class A	35,548	2,129,325
McGrath RentCorp.	26,456	796,326
Mobile Mini, Inc.	49,745	1,261,036
Msa Safety, Inc.	35,120	2,047,496
Multi-Color Corp.	15,284	992,314
NL Industries, Inc. (a)	8,137	26,038
Quad/Graphics, Inc.	32,571	773,887
SP Plus Corp. (a)(b)	19,575	493,290
Steelcase, Inc. Class A	96,823	1,292,587
Team, Inc. (a)	32,445	997,684
Tetra Tech, Inc.	64,190	2,468,106
The Brink's Co.	50,010	1,977,896
TRC Companies, Inc. (a)	22,010	179,382
U.S. Ecology, Inc.	24,652	1,041,547
UniFirst Corp.	16,846	2,063,635
Viad Corp.	22,504	933,916
VSE Corp.	9,416	271,557
West Corp.	48,938	965,057
		43,817,470
Construction & Engineering - 0.9%
Aegion Corp. (a)	39,715	735,125
Ameresco, Inc. Class A (a)	22,477	107,890
Argan, Inc.	14,943	849,510
Comfort Systems U.S.A., Inc.	41,478	1,196,640
Dycom Industries, Inc. (a)(b)	34,158	2,627,775
EMCOR Group, Inc.	67,376	4,073,553
Granite Construction, Inc.	44,006	2,163,335
Great Lakes Dredge & Dock Corp. (a)	63,380	224,999
HC2 Holdings, Inc.	36,838	146,615
Ies Holdings, Inc. (a)	8,952	133,832
Layne Christensen Co. (a)(b)	20,133	172,540
MasTec, Inc. (a)	74,051	2,114,156
MYR Group, Inc. (a)	17,924	534,852
NV5 Holdings, Inc. (a)	7,979	228,199
Orion Group Holdings, Inc. (a)	30,111	243,297
Primoris Services Corp.	45,458	910,524
Tutor Perini Corp. (a)	42,418	808,063
		17,270,905
Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	6,664	131,814
American Superconductor Corp. (a)(b)	12,607	80,811
AZZ, Inc.	28,891	1,538,446
Babcock & Wilcox Enterprises, Inc. (a)	51,279	807,131
Encore Wire Corp.	23,276	794,875
Energous Corp. (a)(b)	16,006	218,162
EnerSys	48,726	3,173,524
FuelCell Energy, Inc. (a)(b)	30,426	101,927
Generac Holdings, Inc. (a)(b)	73,017	2,781,218
General Cable Corp.	55,325	774,550
LSI Industries, Inc.	25,588	220,057
Plug Power, Inc. (a)(b)	194,773	298,003
Powell Industries, Inc.	9,361	331,286
Power Solutions International, Inc. (a)(b)	4,678	44,675
Preformed Line Products Co.	2,691	115,767
Sunrun, Inc. (a)(b)	68,093	354,765
Thermon Group Holdings, Inc. (a)(b)	37,070	679,493
TPI Composites, Inc.	6,493	103,369
Vicor Corp. (a)	18,421	234,868
		12,784,741
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	40,756	874,216
Machinery - 3.4%
Actuant Corp. Class A	66,074	1,473,450
Alamo Group, Inc.	10,510	682,309
Albany International Corp. Class A	32,385	1,319,689
Altra Industrial Motion Corp.	28,705	846,798
American Railcar Industries, Inc. (b)	8,334	306,525
Astec Industries, Inc.	21,381	1,183,652
Barnes Group, Inc.	56,132	2,236,299
Blue Bird Corp. (a)(b)	5,958	87,881
Briggs & Stratton Corp.	47,694	888,062
Chart Industries, Inc. (a)	34,512	957,363
CIRCOR International, Inc.	18,565	998,426
CLARCOR, Inc.	52,846	3,287,550
Columbus McKinnon Corp. (NY Shares)	22,064	430,027
Douglas Dynamics, Inc.	24,726	793,705
Dynamic Materials Corp.	15,552	168,739
Energy Recovery, Inc. (a)(b)	38,861	474,493
EnPro Industries, Inc.	23,885	1,292,656
ESCO Technologies, Inc.	28,377	1,264,195
ExOne Co. (a)(b)	12,067	143,959
Federal Signal Corp.	67,296	826,395
Franklin Electric Co., Inc.	51,262	1,868,500
FreightCar America, Inc.	13,315	173,894
Gencor Industries, Inc. (a)	8,175	98,918
Global Brass & Copper Holdings, Inc.	23,915	686,361
Gorman-Rupp Co.	19,878	477,470
Graham Corp.	10,741	191,727
Greenbrier Companies, Inc. (b)	30,564	962,766
Hardinge, Inc.	12,885	124,985
Harsco Corp.	90,838	885,671
Hillenbrand, Inc.	65,462	1,986,772
Hurco Companies, Inc.	7,548	197,758
Hyster-Yale Materials Handling Class A	10,475	609,750
John Bean Technologies Corp.	32,516	2,596,403
Joy Global, Inc.	109,877	3,057,877
Kadant, Inc.	12,238	632,093
Kennametal, Inc.	88,491	2,505,180
Lindsay Corp. (b)	11,876	929,891
Lydall, Inc. (a)	18,725	875,394
Manitowoc Co., Inc.	138,652	560,154
Meritor, Inc. (a)	91,973	945,482
Milacron Holdings Corp. (a)	15,660	228,010
Miller Industries, Inc.	12,341	270,885
Mueller Industries, Inc.	63,485	1,922,961
Mueller Water Products, Inc. Class A	173,931	2,142,830
Navistar International Corp. (a)(b)	54,820	1,222,486
NN, Inc.	28,647	505,620
Omega Flex, Inc.	3,071	116,790
Proto Labs, Inc. (a)(b)	27,289	1,219,818
RBC Bearings, Inc. (a)	25,307	1,805,654
Rexnord Corp. (a)	92,445	1,838,731
SPX Corp. (a)	46,887	891,322
SPX Flow, Inc. (a)	39,878	1,000,539
Standex International Corp.	14,064	1,074,490
Sun Hydraulics Corp.	26,936	792,726
Supreme Industries, Inc. Class A	13,994	170,587
Tennant Co.	19,556	1,231,050
Titan International, Inc.	49,912	508,603
TriMas Corp. (a)	50,844	912,650
Wabash National Corp. (a)	72,446	815,018
Watts Water Technologies, Inc. Class A	31,078	1,864,680
Woodward, Inc.	58,661	3,459,826
		64,024,495
Marine - 0.1%
Costamare, Inc. (b)	29,139	189,404
Matson, Inc.	47,960	1,915,522
Scorpio Bulkers, Inc. (a)(b)	59,929	233,723
		2,338,649
Professional Services - 1.3%
Acacia Research Corp.	53,873	315,157
Advisory Board Co. (a)	45,740	1,820,452
Barrett Business Services, Inc.	7,613	341,291
CBIZ, Inc. (a)	55,899	617,684
CEB, Inc.	36,072	1,754,903
CRA International, Inc.	9,169	285,523
Exponent, Inc.	28,386	1,625,099
Franklin Covey Co. (a)	11,654	213,268
FTI Consulting, Inc. (a)	46,461	1,810,121
GP Strategies Corp. (a)	13,941	360,375
Heidrick & Struggles International, Inc.	19,703	364,506
Hill International, Inc. (a)	36,050	138,793
Huron Consulting Group, Inc. (a)	24,160	1,354,168
ICF International, Inc. (a)	19,978	926,979
IDI, Inc. (a)	15,807	60,067
Insperity, Inc.	17,490	1,315,248
Kelly Services, Inc. Class A (non-vtg.)	34,750	650,868
Kforce, Inc.	28,112	487,743
Korn/Ferry International	63,805	1,300,984
MISTRAS Group, Inc. (a)	18,464	386,636
Navigant Consulting, Inc. (a)	53,096	1,242,446
On Assignment, Inc. (a)	56,678	1,950,290
Resources Connection, Inc.	38,847	576,878
RPX Corp. (a)	56,095	547,487
TriNet Group, Inc. (a)	48,248	905,615
TrueBlue, Inc. (a)	47,657	833,998
WageWorks, Inc. (a)	40,797	2,404,983
		24,591,562
Road & Rail - 0.5%
ArcBest Corp.	28,663	570,394
Celadon Group, Inc.	29,935	194,578
Covenant Transport Group, Inc. Class A (a)	12,827	205,104
Heartland Express, Inc. (b)	51,263	943,239
Knight Transportation, Inc. (b)	74,685	2,184,536
Marten Transport Ltd.	25,060	513,730
P.A.M. Transportation Services, Inc. (a)	2,302	45,349
Roadrunner Transportation Systems, Inc. (a)	33,114	251,666
Saia, Inc. (a)	28,508	1,016,310
Swift Transporation Co. (a)(b)	83,504	1,868,820
U.S.A. Truck, Inc. (a)	8,731	71,856
Universal Logistics Holdings I	8,975	111,739
Werner Enterprises, Inc.	49,987	1,202,187
YRC Worldwide, Inc. (a)	35,631	316,403
		9,495,911
Trading Companies & Distributors - 1.1%
Aircastle Ltd.	53,753	1,104,624
Applied Industrial Technologies, Inc.	40,530	2,058,924
Beacon Roofing Supply, Inc. (a)	66,824	2,809,281
BMC Stock Holdings, Inc. (a)	62,047	1,026,878
CAI International, Inc. (a)(b)	16,675	126,897
DXP Enterprises, Inc. (a)	13,980	304,624
GATX Corp. (b)	45,938	2,010,706
H&E Equipment Services, Inc.	36,265	505,897
Kaman Corp.	29,604	1,292,511
Lawson Products, Inc. (a)	6,686	126,031
MRC Global, Inc. (a)	104,274	1,536,999
Neff Corp. (a)	10,220	92,491
Now, Inc. (a)(b)	119,805	2,582,996
Rush Enterprises, Inc.:
Class A (a)	32,378	849,923
Class B (a)(b)	8,072	205,029
SiteOne Landscape Supply, Inc.	12,582	392,307
Textainer Group Holdings Ltd. (b)	24,401	185,448
Titan Machinery, Inc. (a)(b)	19,614	182,214
Triton International Ltd.	45,560	549,909
Univar, Inc. (a)	48,315	1,075,009
Veritiv Corp. (a)	8,996	485,334
Willis Lease Finance Corp. (a)	4,163	110,777
		19,614,809

TOTAL INDUSTRIALS		263,255,759

INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 1.8%
ADTRAN, Inc.	55,800	1,012,770
Aerohive Networks, Inc. (a)	27,211	143,946
Applied Optoelectronics, Inc. (a)(b)	17,809	342,467
Bel Fuse, Inc. Class B (non-vtg.)	10,131	241,624
Black Box Corp.	16,031	184,357
CalAmp Corp. (a)	39,041	504,410
Calix Networks, Inc. (a)	44,374	277,338
Ciena Corp. (a)(b)	153,790	2,980,450
Clearfield, Inc. (a)(b)	12,136	203,278
Comtech Telecommunications Corp.	24,293	252,647
Digi International, Inc. (a)	27,896	255,248
EMCORE Corp.	28,216	184,815
Extreme Networks, Inc. (a)	112,918	475,385
Finisar Corp. (a)	120,300	3,293,814
Harmonic, Inc. (a)(b)	82,581	421,163
Infinera Corp. (a)	156,366	1,219,655
InterDigital, Inc.	38,748	2,737,546
Ixia (a)	73,982	884,085
KVH Industries, Inc. (a)	16,147	128,369
Lumentum Holdings, Inc. (a)	56,578	1,901,021
NETGEAR, Inc. (a)	36,398	1,838,099
NetScout Systems, Inc. (a)	100,379	2,755,404
Oclaro, Inc. (a)	125,695	918,830
Plantronics, Inc.	36,809	1,903,393
ShoreTel, Inc. (a)	73,383	487,997
Silicom Ltd.	6,054	225,209
Sonus Networks, Inc. (a)	52,131	301,838
Ubiquiti Networks, Inc. (a)(b)	28,996	1,520,260
ViaSat, Inc. (a)(b)	49,789	3,518,091
Viavi Solutions, Inc. (a)	261,726	1,863,489
		32,976,998
Electronic Equipment & Components - 2.9%
Agilysys, Inc. (a)	17,002	164,069
Anixter International, Inc. (a)	32,445	2,133,259
AVX Corp.	52,039	729,587
Badger Meter, Inc.	31,680	1,018,512
Belden, Inc.	46,994	3,045,681
Benchmark Electronics, Inc. (a)	55,212	1,388,582
Cardtronics PLC (b)	50,376	2,518,800
Coherent, Inc. (a)	27,020	2,813,322
Control4 Corp. (a)	21,664	244,587
CTS Corp.	36,264	660,005
Daktronics, Inc.	39,609	330,735
DTS, Inc.	19,465	824,343
Electro Scientific Industries, Inc. (a)	31,408	162,693
ePlus, Inc. (a)	7,219	660,899
Fabrinet (a)	38,610	1,465,636
FARO Technologies, Inc. (a)	18,100	607,255
GSI Group, Inc. (a)	36,376	634,761
II-VI, Inc. (a)	66,070	1,836,746
Insight Enterprises, Inc. (a)	40,733	1,172,703
InvenSense, Inc. (a)	92,618	708,528
Itron, Inc. (a)	37,393	2,015,483
Kimball Electronics, Inc. (a)	32,120	446,468
Knowles Corp. (a)(b)	98,538	1,472,158
Littelfuse, Inc.	24,711	3,447,185
Maxwell Technologies, Inc. (a)(b)	34,584	167,387
Mesa Laboratories, Inc.	3,319	418,991
Methode Electronics, Inc. Class A	40,686	1,269,403
MTS Systems Corp.	18,783	893,132
OSI Systems, Inc. (a)	19,385	1,359,470
Park Electrochemical Corp.	20,808	321,067
PC Connection, Inc.	13,329	309,366
Plexus Corp. (a)	37,022	1,695,978
RadiSys Corp. (a)	39,086	162,989
Rofin-Sinar Technologies, Inc. (a)	29,064	946,033
Rogers Corp. (a)	20,263	1,102,915
Sanmina Corp. (a)	82,096	2,269,954
ScanSource, Inc. (a)	28,236	988,260
SYNNEX Corp.	32,655	3,348,444
Systemax, Inc.	12,238	96,068
Tech Data Corp. (a)	39,104	3,011,790
TTM Technologies, Inc. (a)(b)	81,215	1,067,977
Universal Display Corp. (a)	46,419	2,399,862
Vishay Intertechnology, Inc.	152,941	2,156,468
Vishay Precision Group, Inc. (a)	13,317	209,077
		54,696,628
Internet Software & Services - 2.5%
2U, Inc. (a)(b)	40,886	1,425,286
Actua Corp. (a)	39,272	457,519
Alarm.com Holdings, Inc. (a)	11,289	329,413
Amber Road, Inc. (a)	18,689	178,106
Angie's List, Inc. (a)(b)	42,964	330,823
Apigee Corp. (a)	16,564	287,385
AppFolio, Inc. (a)	8,051	153,372
Autobytel, Inc. (a)	10,390	169,877
Bankrate, Inc. (a)	52,452	409,126
Bazaarvoice, Inc. (a)	92,312	452,329
Benefitfocus, Inc. (a)(b)	14,059	456,918
Blucora, Inc. (a)	44,124	586,849
Box, Inc. Class A (a)(b)	55,652	802,502
Brightcove, Inc. (a)	32,769	365,374
Carbonite, Inc. (a)	19,414	331,009
Care.com, Inc. (a)	16,619	150,901
ChannelAdvisor Corp. (a)	24,925	274,175
Cimpress NV (a)(b)	28,064	2,336,328
comScore, Inc. (a)(b)	52,874	1,522,242
Cornerstone OnDemand, Inc. (a)	56,043	2,314,576
Cvent, Inc. (a)	33,784	1,054,736
DHI Group, Inc. (a)	53,903	307,247
EarthLink Holdings Corp.	122,323	699,688
Endurance International Group Holdings, Inc. (a)(b)	65,903	484,387
Envestnet, Inc. (a)	46,440	1,641,654
Everyday Health, Inc. (a)	32,086	336,903
Five9, Inc. (a)	37,495	536,928
Global Sources Ltd. (a)	8,012	64,897
Gogo, Inc. (a)(b)	61,373	620,481
GrubHub, Inc. (a)(b)	90,283	3,440,685
GTT Communications, Inc. (a)	30,082	676,845
Hortonworks, Inc. (a)(b)	43,823	334,808
inContact, Inc. (a)	64,938	903,288
Instructure, Inc. (a)	11,314	287,941
IntraLinks Holdings, Inc. (a)	47,252	433,301
j2 Global, Inc.	52,684	3,748,467
Limelight Networks, Inc. (a)	76,025	135,325
Liquidity Services, Inc. (a)	26,517	234,675
LivePerson, Inc. (a)	60,709	516,027
LogMeIn, Inc.	28,148	2,674,060
Marchex, Inc. Class B (a)	36,988	93,210
MeetMe, Inc. (a)(b)	44,267	216,466
MINDBODY, Inc. (a)	15,446	319,732
Monster Worldwide, Inc. (a)	94,305	321,580
New Relic, Inc. (a)	25,062	913,510
NIC, Inc.	71,376	1,638,079
NumereX Corp. Class A (a)	15,342	109,082
Q2 Holdings, Inc. (a)	28,856	810,854
QuinStreet, Inc. (a)	38,907	112,830
Quotient Technology, Inc. (a)	72,597	769,528
RealNetworks, Inc. (a)	25,986	115,898
Reis, Inc.	10,225	200,921
RetailMeNot, Inc. (a)	41,559	376,109
Rightside Group Ltd. (a)	12,354	103,897
SecureWorks Corp.	6,642	78,309
Shutterstock, Inc. (a)(b)	20,931	1,234,720
SPS Commerce, Inc. (a)	18,566	1,158,147
Stamps.com, Inc. (a)(b)	17,947	1,750,730
TechTarget, Inc. (a)	18,274	147,654
TrueCar, Inc. (a)(b)	61,366	592,182
Web.com Group, Inc. (a)	48,123	774,780
WebMD Health Corp. (a)(b)	41,749	2,051,128
Xactly Corp. (a)	25,368	327,247
XO Group, Inc. (a)	29,610	544,824
		47,227,870
IT Services - 1.9%
Acxiom Corp. (a)	86,765	2,044,183
ALJ Regional Holdings, Inc. (a)(b)	19,765	78,862
Blackhawk Network Holdings, Inc. (a)	61,504	2,118,813
CACI International, Inc. Class A (a)	27,228	2,664,260
Cass Information Systems, Inc.	12,563	676,643
Convergys Corp.	99,444	2,903,765
CSG Systems International, Inc.	35,921	1,366,076
Datalink Corp. (a)	21,713	205,839
EPAM Systems, Inc. (a)	53,943	3,472,311
EVERTEC, Inc.	70,589	1,069,423
ExlService Holdings, Inc. (a)	36,471	1,605,818
Forrester Research, Inc.	10,957	408,148
Hackett Group, Inc.	25,424	409,835
Information Services Group, Inc. (a)	32,982	130,279
Lionbridge Technologies, Inc. (a)	62,425	301,513
ManTech International Corp. Class A	27,746	1,077,377
Maximus, Inc.	71,825	3,739,210
MoneyGram International, Inc. (a)	31,374	219,932
NCI, Inc. Class A	5,895	69,266
Neustar, Inc. Class A (a)(b)	60,352	1,354,902
Perficient, Inc. (a)	40,094	746,149
PFSweb, Inc. (a)	15,693	113,303
Planet Payment, Inc. (a)	45,675	159,406
Science Applications International Corp.	47,164	3,250,071
ServiceSource International, Inc. (a)	65,331	310,322
Sykes Enterprises, Inc. (a)	43,895	1,173,752
Syntel, Inc.	36,351	730,655
Teletech Holdings, Inc.	17,988	505,463
Travelport Worldwide Ltd.	128,270	1,811,172
Unisys Corp. (a)(b)	54,845	573,130
Virtusa Corp. (a)	30,187	571,742
		35,861,620
Semiconductors & Semiconductor Equipment - 3.8%
Acacia Communications, Inc.	5,661	394,515
Advanced Energy Industries, Inc. (a)	43,908	2,094,412
Advanced Micro Devices, Inc. (a)(b)	840,059	6,073,594
Alpha & Omega Semiconductor Ltd. (a)	20,534	433,883
Ambarella, Inc. (a)(b)	35,837	2,199,317
Amkor Technology, Inc. (a)	112,232	1,040,391
Applied Micro Circuits Corp. (a)	85,703	634,202
Axcelis Technologies, Inc. (a)	33,536	457,766
Brooks Automation, Inc.	76,694	999,323
Cabot Microelectronics Corp.	26,198	1,447,701
Cavium, Inc. (a)	72,081	4,068,972
Ceva, Inc. (a)	22,240	668,312
Cirrus Logic, Inc. (a)	69,979	3,777,466
Cohu, Inc.	28,784	322,093
Diodes, Inc. (a)	42,434	878,808
DSP Group, Inc. (a)	23,718	258,526
Entegris, Inc. (a)	158,119	2,514,092
Exar Corp. (a)	46,471	419,168
FormFactor, Inc. (a)	77,561	696,110
GigOptix, Inc. (a)	61,809	146,487
Impinj, Inc.	6,030	148,881
Inphi Corp. (a)	44,500	1,650,950
Integrated Device Technology, Inc. (a)	150,676	3,120,500
Intersil Corp. Class A	149,797	3,307,518
IXYS Corp.	30,641	324,795
Kopin Corp. (a)	67,652	141,393
Lattice Semiconductor Corp. (a)	135,662	823,468
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	26,269	965,648
MaxLinear, Inc. Class A (a)	62,023	1,160,450
Microsemi Corp. (a)	127,219	5,359,736
MKS Instruments, Inc.	59,321	2,992,744
Monolithic Power Systems, Inc.	43,216	3,405,853
Nanometrics, Inc. (a)	26,782	559,476
NeoPhotonics Corp. (a)	34,831	487,634
NVE Corp.	5,131	288,721
PDF Solutions, Inc. (a)	29,695	586,476
Photronics, Inc. (a)	73,358	711,573
Power Integrations, Inc.	30,482	1,964,565
Rambus, Inc. (a)	122,196	1,489,569
Rudolph Technologies, Inc. (a)(b)	32,921	595,870
Semtech Corp. (a)	71,754	1,736,447
Sigma Designs, Inc. (a)	38,389	280,240
Silicon Laboratories, Inc. (a)	46,048	2,760,578
Synaptics, Inc. (a)(b)	39,687	2,068,486
Tessera Technologies, Inc.	54,961	2,039,053
Ultra Clean Holdings, Inc. (a)	35,448	301,308
Ultratech, Inc. (a)	23,541	501,188
Veeco Instruments, Inc. (a)	44,488	965,390
Xcerra Corp. (a)	62,631	345,097
		70,608,745
Software - 4.3%
8x8, Inc. (a)	98,987	1,410,565
A10 Networks, Inc. (a)	47,565	364,348
ACI Worldwide, Inc. (a)	128,702	2,332,080
American Software, Inc. Class A	28,309	295,263
Aspen Technology, Inc. (a)	92,345	4,547,068
Barracuda Networks, Inc. (a)	24,004	559,773
Blackbaud, Inc.	52,841	3,244,437
Bottomline Technologies, Inc. (a)	45,353	1,029,060
BroadSoft, Inc. (a)(b)	33,063	1,373,768
Callidus Software, Inc. (a)	68,801	1,255,618
CommVault Systems, Inc. (a)	43,298	2,316,443
Digimarc Corp. (a)(b)	10,591	334,676
Ebix, Inc. (b)	28,320	1,585,920
Ellie Mae, Inc. (a)	36,606	3,876,209
EnerNOC, Inc. (a)(b)	30,680	159,536
Exa Corp. (a)	14,760	206,640
Fair Isaac Corp.	34,581	4,173,235
Fleetmatics Group PLC (a)	43,591	2,611,101
Gigamon, Inc. (a)	36,371	2,011,316
Globant SA (a)(b)	28,685	1,247,798
Glu Mobile, Inc. (a)(b)	109,890	217,582
Guidance Software, Inc. (a)	25,106	129,547
HubSpot, Inc. (a)	32,181	1,687,893
Imperva, Inc. (a)	31,697	1,169,619
Infoblox, Inc. (a)	62,924	1,667,486
Interactive Intelligence Group, Inc. (a)(b)	20,023	1,210,390
Jive Software, Inc. (a)	64,060	253,037
Majesco (a)	5,728	26,062
Mentor Graphics Corp.	119,742	3,460,544
MicroStrategy, Inc. Class A (a)	10,615	2,067,908
Mitek Systems, Inc. (a)(b)	32,323	218,180
MobileIron, Inc. (a)	49,411	180,350
Model N, Inc. (a)	24,346	250,764
Monotype Imaging Holdings, Inc.	45,699	872,851
Park City Group, Inc. (a)	15,112	198,723
Paycom Software, Inc. (a)(b)	49,232	2,546,771
Paylocity Holding Corp. (a)(b)	24,356	1,059,242
Pegasystems, Inc.	40,001	1,236,031
Progress Software Corp.	55,891	1,504,027
Proofpoint, Inc. (a)(b)	45,684	3,580,712
PROS Holdings, Inc. (a)	27,485	602,471
QAD, Inc. Class A	10,340	248,677
Qualys, Inc. (a)	30,713	1,144,059
Rapid7, Inc. (a)	21,598	309,499
RealPage, Inc. (a)	60,267	1,639,262
RingCentral, Inc. (a)	65,599	1,357,899
Rosetta Stone, Inc. (a)	22,328	158,975
Sapiens International Corp. NV	26,546	361,291
Silver Spring Networks, Inc. (a)	43,336	609,304
Synchronoss Technologies, Inc. (a)(b)	45,817	1,681,942
Take-Two Interactive Software, Inc. (a)(b)	93,034	4,129,779
Tangoe, Inc. (a)	30,253	259,571
TeleNav, Inc. (a)	36,393	198,342
The Rubicon Project, Inc. (a)	40,333	308,951
TiVo Corp. (a)	130,925	2,598,861
Tubemogul, Inc. (a)(b)	23,873	174,273
Varonis Systems, Inc. (a)	11,678	333,407
Vasco Data Security International, Inc. (a)	32,921	452,664
Verint Systems, Inc. (a)	69,618	2,506,248
VirnetX Holding Corp. (a)(b)	52,015	158,646
Workiva, Inc. (a)	24,051	398,044
Zendesk, Inc. (a)	91,249	2,398,936
Zix Corp. (a)(b)	64,462	262,360
		80,766,034
Technology Hardware, Storage & Peripherals - 0.6%
3D Systems Corp. (a)(b)	119,108	1,652,028
Avid Technology, Inc. (a)	34,747	228,288
CPI Card Group (b)	22,712	124,916
Cray, Inc. (a)	45,154	939,203
Diebold, Inc.	76,745	1,673,041
Eastman Kodak Co. (a)	18,286	272,461
Electronics for Imaging, Inc. (a)	52,706	2,241,586
Immersion Corp. (a)(b)	31,163	254,290
Nimble Storage, Inc. (a)	68,723	524,356
Pure Storage, Inc. Class A (a)(b)	76,427	943,109
Silicon Graphics International Corp. (a)	39,037	302,537
Stratasys Ltd. (a)(b)	55,439	1,059,994
Super Micro Computer, Inc. (a)	43,384	1,028,201
U.S.A. Technologies, Inc. (a)(b)	38,876	174,942
		11,418,952

TOTAL INFORMATION TECHNOLOGY		333,556,847

MATERIALS - 4.5%
Chemicals - 2.3%
A. Schulman, Inc.	32,355	930,206
AgroFresh Solutions, Inc. (a)(b)	23,663	111,216
American Vanguard Corp.	32,021	486,719
Balchem Corp.	35,183	2,670,390
Calgon Carbon Corp.	56,995	900,521
Chase Corp.	7,688	525,475
Chemtura Corp. (a)	71,130	2,333,064
Codexis, Inc. (a)	40,658	205,323
Ferro Corp. (a)	92,259	1,195,677
Flotek Industries, Inc. (a)(b)	61,865	728,770
FutureFuel Corp.	26,832	294,079
H.B. Fuller Co.	56,193	2,364,040
Hawkins, Inc.	10,480	422,868
Ingevity Corp. (a)	47,608	1,970,971
Innophos Holdings, Inc.	21,708	995,095
Innospec, Inc.	26,133	1,574,513
KMG Chemicals, Inc.	9,684	262,824
Koppers Holdings, Inc. (a)	22,497	736,777
Kraton Performance Polymers, Inc. (a)	33,267	852,633
Kronos Worldwide, Inc.	23,711	182,338
LSB Industries, Inc. (a)(b)	22,296	117,946
Minerals Technologies, Inc.	38,588	2,593,114
Olin Corp.	185,276	4,063,103
OMNOVA Solutions, Inc. (a)	45,902	348,855
PolyOne Corp.	94,358	2,758,084
Quaker Chemical Corp.	14,352	1,542,840
Rayonier Advanced Materials, Inc. (b)	48,840	631,501
Sensient Technologies Corp.	49,561	3,692,790
Stepan Co.	21,709	1,541,990
Terravia Holdings, Inc. (a)	84,680	198,998
The Chemours Co. LLC	204,816	3,365,127
Trecora Resources (a)	20,952	214,758
Tredegar Corp.	29,078	537,943
Trinseo SA	32,238	1,690,883
Tronox Ltd. Class A (b)	72,939	590,806
Valhi, Inc.	27,193	53,298
		43,685,535
Construction Materials - 0.2%
Headwaters, Inc. (a)	81,777	1,341,143
Summit Materials, Inc.	84,601	1,585,423
U.S. Concrete, Inc. (a)(b)	16,161	806,434
United States Lime & Minerals, Inc.	2,096	137,896
		3,870,896
Containers & Packaging - 0.2%
AEP Industries, Inc.	4,497	492,646
Greif, Inc.:
Class A	28,954	1,356,784
Class B	6,231	362,956
Multi Packaging Solutions International Ltd.	22,866	308,920
Myers Industries, Inc.	23,375	281,669
UFP Technologies, Inc. (a)	7,391	197,340
		3,000,315
Metals & Mining - 1.2%
AK Steel Holding Corp. (a)(b)	262,940	1,367,288
Allegheny Technologies, Inc. (b)	121,828	1,661,734
Ampco-Pittsburgh Corp.	9,235	99,738
Atkore International Group, Inc.	13,089	246,073
Carpenter Technology Corp.	51,361	1,623,521
Century Aluminum Co. (a)(b)	54,603	399,148
Cliffs Natural Resources, Inc. (a)(b)	244,090	1,347,377
Coeur d'Alene Mines Corp. (a)	181,476	2,028,902
Commercial Metals Co.	128,064	2,011,885
Ferroglobe PLC	73,951	684,047
Gold Resource Corp. (b)	54,061	307,066
Handy & Harman Ltd. (a)	2,859	54,750
Haynes International, Inc.	13,443	432,461
Hecla Mining Co.	427,402	2,560,138
Kaiser Aluminum Corp.	19,956	1,446,610
Materion Corp.	22,494	681,568
Olympic Steel, Inc.	9,854	227,529
Real Industries, Inc. (a)	27,579	147,548
Ryerson Holding Corp. (a)	13,681	140,230
Schnitzer Steel Industries, Inc. Class A	30,203	729,402
Stillwater Mining Co. (a)(b)	135,524	1,805,180
SunCoke Energy, Inc.	72,901	744,319
TimkenSteel Corp. (a)(b)	42,655	437,214
Worthington Industries, Inc.	50,664	2,381,208
		23,564,936
Paper & Forest Products - 0.6%
Boise Cascade Co. (a)	44,067	848,290
Clearwater Paper Corp. (a)	18,716	993,820
Deltic Timber Corp.	12,069	678,036
Kapstone Paper & Packaging Corp.	95,657	1,735,218
Louisiana-Pacific Corp. (a)	161,776	2,968,590
Neenah Paper, Inc.	18,309	1,462,889
P.H. Glatfelter Co.	49,166	1,092,469
Schweitzer-Mauduit International, Inc.	34,150	1,260,477
		11,039,789

TOTAL MATERIALS		85,161,471

REAL ESTATE - 8.2%
Equity Real Estate Investment Trusts (REITs) - 7.7%
Acadia Realty Trust (SBI) (b)	88,243	2,972,907
Agree Realty Corp.	25,076	1,212,425
Alexanders, Inc.	2,373	911,873
American Assets Trust, Inc.	43,253	1,717,577
Armada Hoffler Properties, Inc.	36,374	488,503
Ashford Hospitality Prime, Inc.	26,421	342,416
Ashford Hospitality Trust, Inc.	88,737	515,562
Bluerock Residential Growth (REIT), Inc.	21,810	270,444
CareTrust (REIT), Inc.	63,533	894,545
CatchMark Timber Trust, Inc.	43,052	453,768
CBL & Associates Properties, Inc.	189,070	2,023,049
Cedar Shopping Centers, Inc.	95,148	644,152
Chambers Street Properties	471,886	4,350,789
Chatham Lodging Trust	42,460	751,542
Chesapeake Lodging Trust	65,923	1,431,188
City Office REIT, Inc.	22,999	288,867
Colony Starwood Homes	72,286	2,097,017
Community Healthcare Trust, Inc.	13,538	302,980
CorEnergy Infrastructure Trust, Inc.	12,921	349,901
Coresite Realty Corp. (b)	37,409	2,758,540
Cousins Properties, Inc. (b)	378,031	2,937,301
DiamondRock Hospitality Co. (b)	224,700	2,056,005
DuPont Fabros Technology, Inc.	83,449	3,405,554
Easterly Government Properties, Inc.	37,929	719,513
EastGroup Properties, Inc.	35,001	2,376,918
Education Realty Trust, Inc.	81,631	3,476,664
Farmland Partners, Inc. (b)	12,234	130,170
FelCor Lodging Trust, Inc.	153,781	982,661
First Industrial Realty Trust, Inc.	129,405	3,417,586
First Potomac Realty Trust	67,377	601,003
Four Corners Property Trust, Inc.	67,453	1,354,456
Franklin Street Properties Corp.	118,598	1,372,179
Getty Realty Corp.	28,911	657,147
Gladstone Commercial Corp.	26,287	469,223
Global Medical REIT, Inc. (b)	16,000	156,000
Global Net Lease, Inc.	191,571	1,419,541
Government Properties Income Trust	78,051	1,493,896
Healthcare Realty Trust, Inc. (b)	126,863	4,045,661
Hersha Hospitality Trust	46,765	833,352
Hudson Pacific Properties, Inc.	104,022	3,497,220
Independence Realty Trust, Inc. (b)	62,763	522,816
InfraReit, Inc.	45,132	750,094
Investors Real Estate Trust (b)	138,256	839,214
iStar Financial, Inc. (a)(b)	76,710	853,782
Kite Realty Group Trust	92,312	2,301,338
LaSalle Hotel Properties (SBI) (b)	119,197	2,830,929
Lexington Corporate Properties Trust	256,114	2,596,996
LTC Properties, Inc. (b)	41,988	2,104,019
Mack-Cali Realty Corp.	99,917	2,565,869
Medical Properties Trust, Inc. (b)	328,398	4,577,868
Monmouth Real Estate Investment Corp. Class A (b)	71,481	977,145
Monogram Residential Trust, Inc. (b)	187,623	1,977,546
National Health Investors, Inc.	41,335	3,131,540
National Storage Affiliates Trust	39,803	779,343
New Senior Investment Group, Inc.	87,034	906,894
New York (REIT), Inc.	183,524	1,728,796
NexPoint Residential Trust, Inc.	19,585	365,064
NorthStar Realty Europe Corp.	67,719	669,741
One Liberty Properties, Inc.	14,856	350,007
Parkway, Inc. (a)	47,419	854,490
Pebblebrook Hotel Trust (b)	80,098	1,944,779
Pennsylvania Real Estate Investment Trust (SBI)	76,360	1,489,784
Physicians Realty Trust	150,999	2,985,250
Potlatch Corp. (b)	45,018	1,728,691
Preferred Apartment Communities, Inc. Class A	26,638	346,827
PS Business Parks, Inc.	21,879	2,402,095
QTS Realty Trust, Inc. Class A	52,318	2,404,535
RAIT Financial Trust	98,843	301,471
Ramco-Gershenson Properties Trust (SBI)	88,224	1,529,804
Retail Opportunity Investments Corp.	119,456	2,402,260
Rexford Industrial Realty, Inc.	72,533	1,527,545
RLJ Lodging Trust	136,242	2,686,692
Ryman Hospitality Properties, Inc.	48,531	2,446,933
Sabra Health Care REIT, Inc.	71,738	1,671,495
Saul Centers, Inc.	11,164	675,199
Select Income REIT	70,278	1,738,678
Seritage Growth Properties (b)	27,714	1,262,373
Silver Bay Realty Trust Corp.	36,290	607,858
Stag Industrial, Inc.	76,553	1,766,078
Summit Hotel Properties, Inc.	96,066	1,247,897
Sunstone Hotel Investors, Inc.	242,840	3,050,070
Terreno Realty Corp.	50,928	1,329,221
The GEO Group, Inc.	82,321	1,972,411
TIER REIT, Inc.	55,266	815,174
UMH Properties, Inc.	28,371	343,857
Universal Health Realty Income Trust (SBI)	14,304	839,645
Urban Edge Properties	99,899	2,578,393
Urstadt Biddle Properties, Inc. Class A	32,950	708,425
Washington REIT (SBI)	81,387	2,394,406
Whitestone REIT Class B	31,424	417,939
WP Glimcher, Inc.	208,273	2,184,784
Xenia Hotels & Resorts, Inc.	115,291	1,799,693
		143,463,848
Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc.	52,279	2,184,739
Altisource Portfolio Solutions SA (a)(b)	12,493	321,695
AV Homes, Inc. (a)	13,660	217,877
Consolidated-Tomoka Land Co.	4,708	238,554
Forestar Group, Inc. (a)(b)	38,139	419,529
FRP Holdings, Inc. (a)	6,923	220,151
Griffin Industrial Realty, Inc.	693	21,587
HFF, Inc.	40,883	1,088,714
Kennedy-Wilson Holdings, Inc.	92,072	1,896,683
Marcus & Millichap, Inc. (a)	16,869	395,241
RE/MAX Holdings, Inc.	20,314	882,643
Stratus Properties, Inc. (a)	7,033	170,199
Tejon Ranch Co. (a)(b)	16,436	367,180
The St. Joe Co. (a)(b)	56,900	1,007,130
Trinity Place Holdings, Inc. (a)	21,164	204,444
		9,636,366

TOTAL REAL ESTATE		153,100,214

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.7%
Atlantic Tele-Network, Inc.	11,932	807,080
Cincinnati Bell, Inc. (a)	48,244	947,995
Cogent Communications Group, Inc.	46,365	1,710,869
Consolidated Communications Holdings, Inc.	56,526	1,352,667
FairPoint Communications, Inc. (a)	22,913	357,443
General Communications, Inc. Class A (a)	33,062	523,702
Globalstar, Inc. (a)(b)	403,467	373,449
Hawaiian Telcom Holdco, Inc. (a)	6,440	132,149
IDT Corp. Class B	18,673	334,060
Inteliquent, Inc.	36,875	619,131
Intelsat SA (a)(b)	34,370	93,143
Iridium Communications, Inc. (a)(b)	93,340	760,721
Lumos Networks Corp. (a)	20,763	295,042
ORBCOMM, Inc. (a)	73,395	655,417
PDVWireless, Inc. (a)(b)	10,550	248,980
Straight Path Communications, Inc. Class B (a)(b)	10,434	253,338
Vonage Holdings Corp. (a)	212,655	1,458,813
Windstream Holdings, Inc. (b)	108,864	854,582
		11,778,581
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	38,351	372,772
Leap Wireless International, Inc. rights (a)	29,000	95,120
NII Holdings, Inc. (a)	57,943	141,960
Shenandoah Telecommunications Co.	51,409	1,357,198
Spok Holdings, Inc.	22,423	404,735
		2,371,785

TOTAL TELECOMMUNICATION SERVICES		14,150,366

UTILITIES - 3.9%
Electric Utilities - 1.2%
Allete, Inc.	55,483	3,400,553
El Paso Electric Co.	45,272	2,091,566
Empire District Electric Co.	48,128	1,647,421
Genie Energy Ltd. Class B	13,819	71,997
IDACORP, Inc.	56,028	4,392,035
MGE Energy, Inc.	39,161	2,288,960
Otter Tail Corp.	43,019	1,546,533
PNM Resources, Inc.	89,867	2,952,131
Portland General Electric Co.	99,343	4,335,329
Spark Energy, Inc. Class A, (b)	5,284	127,873
		22,854,398
Gas Utilities - 1.2%
Chesapeake Utilities Corp.	17,558	1,124,590
Delta Natural Gas Co., Inc.	7,808	183,878
New Jersey Resources Corp.	96,062	3,261,305
Northwest Natural Gas Co.	30,807	1,811,452
ONE Gas, Inc.	58,109	3,560,920
South Jersey Industries, Inc.	89,191	2,644,513
Southwest Gas Corp.	52,858	3,830,091
Spire, Inc.	49,507	3,109,040
WGL Holdings, Inc.	56,341	3,553,427
		23,079,216
Independent Power and Renewable Electricity Producers - 0.6%
Atlantic Power Corp.	131,339	302,080
Atlantica Yield PLC (b)	65,082	1,170,174
Dynegy, Inc. (a)	129,891	1,383,339
NRG Yield, Inc.:
Class A	42,954	632,712
Class C	66,680	1,026,872
Ormat Technologies, Inc.	44,167	2,130,174
Pattern Energy Group, Inc.	73,556	1,643,977
Talen Energy Corp. (a)(b)	93,924	1,308,361
TerraForm Global, Inc.	98,351	368,816
Terraform Power, Inc. (b)	96,905	1,202,591
Vivint Solar, Inc. (a)(b)	24,466	75,845
		11,244,941
Multi-Utilities - 0.5%
Avista Corp.	69,753	2,887,774
Black Hills Corp. (b)	57,607	3,562,993
NorthWestern Energy Corp.	53,690	3,089,860
Unitil Corp.	16,280	660,480
		10,201,107
Water Utilities - 0.4%
American States Water Co.	40,840	1,632,783
Artesian Resources Corp. Class A	9,291	262,192
California Water Service Group	55,161	1,709,991
Connecticut Water Service, Inc.	12,199	635,202
Consolidated Water Co., Inc.	16,208	181,530
Global Water Resources, Inc.	9,112	71,256
Middlesex Water Co.	18,113	653,879
SJW Corp.	18,256	926,127
York Water Co.	14,654	463,066
		6,536,026

TOTAL UTILITIES		73,915,688

TOTAL COMMON STOCKS
(Cost $1,780,788,106)		1,855,104,911
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.56% 8/17/17 (c)
(Cost $1,991,089)	2,000,000	1,991,046
	Shares	Value

Money Market Funds - 19.6%
Fidelity Cash Central Fund, 0.41% (d)	37,873,107	$37,884,469
Fidelity Securities Lending Cash Central Fund 0.48% (d)(e)	328,575,595	328,641,310
TOTAL MONEY MARKET FUNDS
(Cost $366,451,938)		366,525,779
TOTAL INVESTMENT PORTFOLIO - 118.8%
(Cost $2,149,231,133)		2,223,621,736
NET OTHER ASSETS (LIABILITIES) - (18.8)%		(352,202,126)
NET ASSETS - 100%		$1,871,419,610

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
138 ICE Russell 2000 Index Contracts (United States)	Dec. 2016	16,412,340	$(169,171)

The face value of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,991,046.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$53,343
Fidelity Securities Lending Cash Central Fund	2,245,356
Total	$2,298,699

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$233,858,363	$233,791,176	$67,187	$--
Consumer Staples	57,824,935	57,824,935	--	--
Energy	60,300,222	60,300,222	--	--
Financials	337,433,481	337,433,481	--	--
Health Care	242,547,565	242,239,108	--	308,457
Industrials	263,255,759	263,255,759	--	--
Information Technology	333,556,847	333,556,847	--	--
Materials	85,161,471	85,161,471	--	--
Real Estate	153,100,214	153,100,214	--	--
Telecommunication Services	14,150,366	14,055,246	--	95,120
Utilities	73,915,688	73,915,688	--	--
U.S. Government and Government Agency Obligations	1,991,046	--	1,991,046	--
Money Market Funds	366,525,779	366,525,779	--	--
Total Investments in Securities:	$2,223,621,736	$2,221,159,926	$2,058,233	$403,577
Derivative Instruments:
Liabilities
Futures Contracts	$(169,171)	$(169,171)	$--	$--
Total Liabilities	$(169,171)	$(169,171)	$--	$--
Total Derivative Instruments:	$(169,171)	$(169,171)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(169,171)
Total Equity Risk	$0	$(169,171)
Total Value of Derivatives	$0	$(169,171)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $318,231,325) — See accompanying schedule: Unaffiliated issuers (cost $1,782,779,195)	$1,857,095,957
Fidelity Central Funds (cost $366,451,938)	366,525,779
Total Investments (cost $2,149,231,133)		$2,223,621,736
Segregated cash with brokers for derivative instruments		129,310
Cash		27,263
Receivable for investments sold		2,475,382
Receivable for fund shares sold		4,836,780
Dividends receivable		683,603
Distributions receivable from Fidelity Central Funds		390,825
Receivable for daily variation margin for derivative instruments		127,365
Other receivables		5,525
Total assets		2,232,297,789
Liabilities
Payable for investments purchased	$30,458,840
Payable for fund shares redeemed	1,736,881
Accrued management fee	63,202
Other affiliated payables	44,199
Other payables and accrued expenses	3
Collateral on securities loaned, at value	328,575,054
Total liabilities		360,878,179
Net Assets		$1,871,419,610
Net Assets consist of:
Paid in capital		$1,778,908,222
Undistributed net investment income		13,490,097
Accumulated undistributed net realized gain (loss) on investments		4,799,859
Net unrealized appreciation (depreciation) on investments		74,221,432
Net Assets		$1,871,419,610
Investor Class:
Net Asset Value, offering price and redemption price per share ($24,902,279 ÷ 1,530,884 shares)		$16.27
Premium Class:
Net Asset Value, offering price and redemption price per share ($1,378,823,829 ÷ 84,640,667 shares)		$16.29
Institutional Class:
Net Asset Value, offering price and redemption price per share ($342,409,606 ÷ 21,014,779 shares)		$16.29
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($125,283,896 ÷ 7,688,979 shares)		$16.29

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2016 (Unaudited)
Investment Income
Dividends		$11,919,256
Interest		4,205
Income from Fidelity Central Funds (including $2,245,356 from security lending)		2,298,699
Total income		14,222,160
Expenses
Management fee	$638,477
Transfer agent fees	344,139
Independent trustees' fees and expenses	3,710
Miscellaneous	2,789
Total expenses before reductions	989,115
Expense reductions	(342,669)	646,446
Net investment income (loss)		13,575,714
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,459,187
Fidelity Central Funds	899
Futures contracts	962,390
Total net realized gain (loss)		11,422,476
Change in net unrealized appreciation (depreciation) on: Investment securities	70,539,186
Futures contracts	(871,070)
Total change in net unrealized appreciation (depreciation)		69,668,116
Net gain (loss)		81,090,592
Net increase (decrease) in net assets resulting from operations		$94,666,306

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2016 (Unaudited)	Year ended April 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,575,714	$21,372,584
Net realized gain (loss)	11,422,476	30,476,406
Change in net unrealized appreciation (depreciation)	69,668,116	(129,611,795)
Net increase (decrease) in net assets resulting from operations	94,666,306	(77,762,805)
Distributions to shareholders from net investment income	(6,973,524)	(18,567,785)
Distributions to shareholders from net realized gain	(8,679,981)	(35,511,156)
Total distributions	(15,653,505)	(54,078,941)
Share transactions - net increase (decrease)	239,707,876	377,129,391
Redemption fees	90,894	158,310
Total increase (decrease) in net assets	318,811,571	245,445,955
Net Assets
Beginning of period	1,552,608,039	1,307,162,084
End of period	$1,871,419,610	$1,552,608,039
Other Information
Undistributed net investment income end of period	$13,490,097	$6,887,907

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Index Fund Investor Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2016	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$15.46	$17.05	$16.06	$13.59	$11.78	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.22	.22	.19	.18	.09
Net realized and unrealized gain (loss)	.83	(1.21)	1.34	2.56	1.85	1.73
Total from investment operations	.95	(.99)	1.56	2.75	2.03	1.82
Distributions from net investment income	(.06)	(.19)	(.18)	(.12)	(.14)	(.04)
Distributions from net realized gain	(.09)	(.41)	(.39)	(.18)	(.08)	–
Total distributions	(.14)C	(.60)	(.57)	(.29)D	(.23)E	(.04)
Redemption fees added to paid in capitalB	–F	–F	–F	.01	.01	–F
Net asset value, end of period	$16.27	$15.46	$17.05	$16.06	$13.59	$11.78
Total ReturnG,H	6.19%	(5.87)%	9.82%	20.46%	17.63%	18.27%
Ratios to Average Net AssetsI,J
Expenses before reductions	.25%K	.36%	.36%	.36%	.36%	.36%K
Expenses net of fee waivers, if any	.19%K	.23%	.23%	.23%	.29%	.31%K
Expenses net of all reductions	.19%K	.23%	.23%	.23%	.29%	.31%K
Net investment income (loss)	1.44%K	1.38%	1.30%	1.18%	1.54%	1.20%K
Supplemental Data
Net assets, end of period (000 omitted)	$24,902	$41,773	$31,449	$21,013	$8,079	$12,116
Portfolio turnover rateL	23%K	13%	14%	9%	11%	7%K

 A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.14 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.085 per share.

 D Total distributions of $.29 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.178 per share.

 E Total distributions of $.23 per share is comprised of distributions from net investment income of $.141 and distributions from net realized gain of $.084 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Index Fund Premium Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2016	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$15.48	$17.07	$16.08	$13.61	$11.79	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.24	.24	.21	.21	.10
Net realized and unrealized gain (loss)	.83	(1.21)	1.34	2.57	1.84	1.73
Total from investment operations	.96	(.97)	1.58	2.78	2.05	1.83
Distributions from net investment income	(.07)	(.21)	(.20)	(.14)	(.15)	(.04)
Distributions from net realized gain	(.09)	(.41)	(.39)	(.18)	(.08)	–
Total distributions	(.15)C	(.62)	(.59)	(.32)	(.24)D	(.04)
Redemption fees added to paid in capitalB	–E	–E	–E	.01	.01	–E
Net asset value, end of period	$16.29	$15.48	$17.07	$16.08	$13.61	$11.79
Total ReturnF,G	6.25%	(5.73)%	9.96%	20.61%	17.81%	18.38%
Ratios to Average Net AssetsH,I
Expenses before reductions	.12%J	.23%	.23%	.23%	.23%	.23%J
Expenses net of fee waivers, if any	.08%J	.09%	.09%	.09%	.12%	.17%J
Expenses net of all reductions	.08%J	.09%	.09%	.09%	.12%	.17%J
Net investment income (loss)	1.56%J	1.52%	1.44%	1.32%	1.71%	1.34%J
Supplemental Data
Net assets, end of period (000 omitted)	$1,378,824	$1,101,583	$895,003	$632,741	$197,995	$23,851
Portfolio turnover rateK	23%J	13%	14%	9%	11%	7%J

 A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.15 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.085 per share.

 D Total distributions of $.24 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.084 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Index Fund Institutional Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2016	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$15.48	$17.07	$16.09	$13.61	$11.80	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.24	.24	.21	.22	.10
Net realized and unrealized gain (loss)	.83	(1.20)	1.34	2.58	1.82	1.74
Total from investment operations	.96	(.96)	1.58	2.79	2.04	1.84
Distributions from net investment income	(.07)	(.22)	(.20)	(.14)	(.15)	(.04)
Distributions from net realized gain	(.09)	(.41)	(.39)	(.18)	(.08)	–
Total distributions	(.15)C	(.63)	(.60)D	(.32)	(.24)E	(.04)
Redemption fees added to paid in capitalB	–F	–F	–F	.01	.01	–F
Net asset value, end of period	$16.29	$15.48	$17.07	$16.09	$13.61	$11.80
Total ReturnG,H	6.26%	(5.71)%	9.92%	20.71%	17.74%	18.49%
Ratios to Average Net AssetsI,J
Expenses before reductions	.09%K	.17%	.17%	.17%	.17%	.17%K
Expenses net of fee waivers, if any	.06%K	.07%	.07%	.07%	.10%	.13%K
Expenses net of all reductions	.06%K	.07%	.07%	.07%	.10%	.13%K
Net investment income (loss)	1.57%K	1.54%	1.46%	1.34%	1.73%	1.38%K
Supplemental Data
Net assets, end of period (000 omitted)	$342,410	$292,313	$376,321	$263,061	$27,675	$574
Portfolio turnover rateL	23%K	13%	14%	9%	11%	7%K

 A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.15 per share is comprised of distributions from net investment income of $.069 and distributions from net realized gain of $.085 per share.

 D Total distributions of $.60 per share is comprised of distributions from net investment income of $.203 and distributions from net realized gain of $.393 per share.

 E Total distributions of $.24 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.084 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Index Fund Institutional Premium Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2016	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$15.48	$17.07	$16.09	$13.61	$11.80	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.24	.25	.21	.23	.10
Net realized and unrealized gain (loss)	.84	(1.20)	1.33	2.58	1.81	1.75
Total from investment operations	.97	(.96)	1.58	2.79	2.04	1.85
Distributions from net investment income	(.07)	(.22)	(.21)	(.14)	(.16)	(.05)
Distributions from net realized gain	(.09)	(.41)	(.39)	(.18)	(.08)	–
Total distributions	(.16)	(.63)	(.60)	(.32)	(.24)	(.05)
Redemption fees added to paid in capitalB	–C	–C	–C	.01	.01	–C
Net asset value, end of period	$16.29	$15.48	$17.07	$16.09	$13.61	$11.80
Total ReturnD,E	6.27%	(5.69)%	9.94%	20.73%	17.77%	18.50%
Ratios to Average Net AssetsF,G
Expenses before reductions	.07%H	.15%	.15%	.15%	.15%	.15%H
Expenses net of fee waivers, if any	.04%H	.05%	.05%	.05%	.06%	.11%H
Expenses net of all reductions	.04%H	.05%	.05%	.05%	.06%	.11%H
Net investment income (loss)	1.59%H	1.56%	1.48%	1.36%	1.77%	1.40%H
Supplemental Data
Net assets, end of period (000 omitted)	$125,284	$116,939	$4,389	$3,654	$2,082	$574
Portfolio turnover rateI	23%H	13%	14%	9%	11%	7%H

 A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2016

1. Organization.

Fidelity Mid Cap Index (formerly Spartan Mid Cap Index) Fund and Fidelity Small Cap Index (formerly Spartan Small Cap Index) Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Premium Class (formerly Fidelity Advantage Class), Institutional Class and Institutional Premium Class (formerly Fidelity Advantage Institutional Class) shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2016, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Mid Cap Index Fund	$2,475,841,140	$274,325,707	$(179,061,990)	$95,263,717
Fidelity Small Cap Index Fund	2,158,287,726	296,297,324	(230,963,314)	65,334,010

Short Term Trading (Redemption) Fees. Shares held by investors of Fidelity Mid Cap Index Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. Shares held by investors of Fidelity Small Cap Index Fund less than 90 days may be subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Mid Cap Index Fund
Equity Risk
Futures Contracts	$1,280,827	$(225,441)
Total Equity Risk	$1,280,827	$(225,441)
Totals	$1,280,827	$(225,441)
Fidelity Small Cap Index Fund
Equity Risk
Futures Contracts	$962,390	$(871,070)
Total Equity Risk	$962,390	$(871,070)
Totals	$962,390	$(871,070)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Index Fund	921,698,348	183,044,924
Fidelity Small Cap Index Fund	470,443,619	196,105,675

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. Effective July 1, 2016, the Board approved an amendment to the management contract to reduce the management fee to an annual rate of .04% of each Fund's average net assets. Prior to July 1, 2016, the management fee was based on an annual rate of .12% and .15% of average net assets for Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund, respectively. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the reporting period, the total annualized management fee rate was .06% and .07% of Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund's average net assets, respectively.

Effective July 1, 2016, the Board also approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class
Fidelity Mid Cap Index Fund	.19%	.07%	.06%	.04%
Fidelity Small Cap Index Fund	.19%	.07%	.06%	.04%

Prior to July 1, 2016, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed certain amounts as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class
Fidelity Mid Cap Index Fund	.33%	.20%	.14%	.12%
Fidelity Small Cap Index Fund	.36%	.23%	.17%	.15%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of class-level average net assets for each Fund's Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective July 1, 2016, under the amended expense contract, each Investor Class, Premium Class and Institutional Class pays a portion of the transfer agent fees at an annual rate of .15%, .03% and .02% of class-level average net assets, respectively, and Institutional Premium Class does not pay a transfer agent fee. Prior to July 1, 2016, each Investor Class, Premium Class and Institutional Class paid all or a portion of the transfer agent fees at an annual rate of .21%, .08% and .02% of class-level average net assets, respectively, and each Institutional Premium Class did not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Mid Cap Index Fund
Investor Class	$40,310.17
Premium Class	335,410.04
Institutional Class	41,890.02
	$417,610
Fidelity Small Cap Index Fund
Investor Class	$29,362.18
Premium Class	282,297.04
Institutional Class	32,480.02
	$344,139

 (a) Annualized

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Mid Cap Index Fund	$3,086
Fidelity Small Cap Index Fund	2,789

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. Effective July 1, 2016, the expense limitations were discontinued.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Mid Cap Index Fund
Investor Class	.22%	$9,208
Premium Class	.08%	262,354
Institutional Class	.06%	46,620
Institutional Premium Class	.04%	1,043
Fidelity Small Cap Index Fund
Investor Class	.23%	$9,274
Premium Class	.09%	263,197
Institutional Class	.07%	49,866
Institutional Premium Class	.05%	19,799

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Mid Cap Index Fund	$68
Fidelity Small Cap Index Fund	533

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2016	Year ended April 30, 2016
Fidelity Mid Cap Index Fund
From net investment income
Investor Class	$173,211	$433,203
Premium Class	5,461,368	14,372,434
Institutional Class	1,491,644	3,947,082
Institutional Premium Class	33,780	140,462
Total	$7,160,003	$18,893,181
From net realized gain
Investor Class	$114,495	$973,652
Premium Class	3,050,169	29,414,783
Institutional Class	814,992	8,001,457
Institutional Premium Class	18,064	234,247
Total	$3,997,720	$38,624,139
Fidelity Small Cap Index Fund
From net investment income
Investor Class	$163,266	$423,930
Premium Class	4,927,718	12,990,151
Institutional Class	1,341,675	5,086,461
Institutional Premium Class	540,865	67,243
Total	$6,973,524	$18,567,785
From net realized gain
Investor Class	$239,270	$906,854
Premium Class	6,152,407	24,866,070
Institutional Class	1,640,425	9,613,726
Institutional Premium Class	647,879	124,506
Total	$8,679,981	$35,511,156

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2016	Year ended April 30, 2016	Six months ended October 31, 2016	Year ended April 30, 2016
Fidelity Mid Cap Index Fund
Investor Class
Shares sold	3,022,905	4,272,995	$52,730,439	$71,460,513
Reinvestment of distributions	15,811	83,014	269,419	1,355,868
Shares redeemed	(3,471,039)	(3,380,609)	(60,572,753)	(57,484,590)
Net increase (decrease)	(432,323)	975,400	$(7,572,895)	$15,331,791
Premium Class
Shares sold	33,358,898	35,589,660	$583,366,954	$599,717,802
Reinvestment of distributions	473,221	2,582,090	8,073,146	42,089,174
Shares redeemed	(8,148,397)	(18,975,186)	(141,953,856)	(318,712,121)
Net increase (decrease)	25,683,722	19,196,564	$449,486,244	$323,094,855
Institutional Class
Shares sold	17,254,525	7,564,735	$300,838,861	$128,647,279
Reinvestment of distributions	135,207	733,310	2,306,636	11,948,539
Shares redeemed	(2,007,523)	(7,136,323)	(35,082,121)	(118,438,635)
Net increase (decrease)	15,382,209	1,161,722	$268,063,376	$22,157,183
Institutional Premium Class
Shares sold	138,406	272,603	$2,425,928	$4,715,456
Reinvestment of distributions	3,039	22,263	51,844	374,709
Shares redeemed	(30,789)	(1,244,265)	(538,882)	(22,273,948)
Net increase (decrease)	110,656	(949,399)	$1,938,890	$(17,183,783)
Fidelity Small Cap Index Fund
Investor Class
Shares sold	1,882,796	3,853,857	$30,733,635	$60,707,944
Reinvestment of distributions	23,215	76,604	366,796	1,211,576
Shares redeemed	(3,077,557)	(3,073,071)	(50,195,730)	(48,479,073)
Net increase (decrease)	(1,171,546)	857,390	$(19,095,299)	$13,440,447
Premium Class
Shares sold	21,574,239	31,046,482	$353,448,585	$492,628,974
Reinvestment of distributions	678,169	2,308,607	10,721,855	36,584,992
Shares redeemed	(8,775,220)	(14,626,104)	(142,741,226)	(229,670,968)
Net increase (decrease)	13,477,188	18,728,985	$221,429,214	$299,542,998
Institutional Class
Shares sold	3,948,847	8,351,538	$64,886,094	$131,670,676
Reinvestment of distributions	188,621	925,476	2,982,100	14,700,187
Shares redeemed	(2,002,064)	(12,439,845)	(32,681,887)	(191,859,594)
Net increase (decrease)	2,135,404	(3,162,831)	$35,186,307	$(45,488,731)
Institutional Premium Class
Shares sold	801,991	7,418,522	$13,033,989	$111,546,417
Reinvestment of distributions	75,189	12,127	1,188,744	191,749
Shares redeemed	(740,816)	(135,085)	(12,035,079)	(2,103,489)
Net increase (decrease)	136,364	7,295,564	$2,187,654	$109,634,677

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2016 to October 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Expenses Paid During Period-B May 1, 2016 to October 31, 2016
Fidelity Mid Cap Index Fund
Investor Class	.20%
Actual		$1,000.00	$1,032.60	$1.02
Hypothetical-C		$1,000.00	$1,024.20	$1.02
Premium Class	.07%
Actual		$1,000.00	$1,033.20	$.36
Hypothetical-C		$1,000.00	$1,024.85	$.36
Institutional Class	.06%
Actual		$1,000.00	$1,033.30	$.31
Hypothetical-C		$1,000.00	$1,024.90	$.31
Institutional Premium Class	.04%
Actual		$1,000.00	$1,033.40	$.21
Hypothetical-C		$1,000.00	$1,025.00	$.20
Fidelity Small Cap Index Fund
Investor Class	.19%
Actual		$1,000.00	$1,061.90	$.99
Hypothetical-C		$1,000.00	$1,024.25	$.97
Premium Class	.08%
Actual		$1,000.00	$1,062.50	$.42
Hypothetical-C		$1,000.00	$1,024.80	$.41
Institutional Class	.06%
Actual		$1,000.00	$1,062.60	$.31
Hypothetical-C		$1,000.00	$1,024.90	$.31
Institutional Premium Class	.04%
Actual		$1,000.00	$1,062.70	$.21
Hypothetical-C		$1,000.00	$1,025.00	$.20

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Index Fund (formerly Spartan Mid Cap Index Fund)
Fidelity Small Cap Index Fund (formerly Spartan Small Cap Index Fund)

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and its benchmark index for the most recent one- and three-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted that, although FMR does not pay transfer agent fees or other "class-level" expenses under each fund's management contract, such expenses may be paid by FMR pursuant to expense limitation arrangements in effect for each fund and, as a result, are also subtracted from the management fee for purposes of calculating the hypothetical "net management fee." The Board considered that "fund-level" non-management expenses and "class-level" expenses paid by FMR may exceed the fund's management fee and result in a negative net management fee.

Fidelity Mid Cap Index Fund

Fidelity Small Cap Index Fund

The Board noted that each fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015. The Board noted that a hypothetical net management fee is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and a negative net management fee is not intended to suggest that Fidelity pays a fund to manage the fund's assets. The Board noted that the comparisons for 2015 reflect a revised Total Mapped Group that no longer includes funds with micro-cap objectives and that Fidelity believes this Total Mapped Group is a more appropriate comparison because the funds do not have a micro-cap objective.

With respect to Fidelity Mid Cap Index Fund, the Board considered that, at its July 2016 meeting, it ratified an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.12% to 0.04%. With respect to Fidelity Small Cap Index Fund, the Board considered that, at its July 2016 meeting, it ratified (i) an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.15% to 0.04% and (ii) an amended and restated sub-advisory agreement for the fund with Geode (effective July 1, 2016) that lowered the sub-advisory fee rate that FMR pays to Geode.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee rate. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of Fidelity Mid Cap Index Fund ranked below the competitive median for 2015.

The Board considered that current contractual arrangements for Fidelity Mid Cap Index Fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Class: 0.14% (0.06% effective July 1, 2016); Institutional Premium Class: 0.12% (0.04% effective July 1, 2016); Investor Class: 0.33% (0.19% effective July 1, 2016); and Premium Class: 0.20% (0.07% effective July 1, 2016). These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board noted that the total expense ratio of each of Institutional Class, Institutional Premium Class, and Premium Class of Fidelity Small Cap Index Fund ranked below the competitive median for 2015 and the total expense ratio of Investor Class ranked equal to the competitive median for 2015.

The Board considered that current contractual arrangements for Fidelity Small Cap Index Fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Class: 0.17% (0.06% effective July 1, 2016); Institutional Premium Class: 0.15% (0.04% effective July 1, 2016); Investor Class: 0.36% (0.19% effective July 1, 2016); and Premium Class: 0.23% (0.07% effective July 1, 2016). These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to each fund's current contractual arrangements the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

MCX-SCX-SANN-1216
1.929315.105

Fidelity® Large Cap Growth Index Fund Institutional Class and Institutional Premium Class Semi-Annual Report October 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2016

% of fund's net assets
Apple, Inc.	5.5
Microsoft Corp.	4.4
Amazon.com, Inc.	3.0
Facebook, Inc. Class A	2.9
Alphabet, Inc. Class A	2.3
Alphabet, Inc. Class C	2.3
Visa, Inc. Class A	1.5
Home Depot, Inc.	1.5
The Walt Disney Co.	1.5
Comcast Corp. Class A	1.3
26.2

Top Market Sectors as of October 31, 2016

% of fund's net assets
Information Technology	32.2
Consumer Discretionary	20.3
Health Care	15.7
Industrials	10.5
Consumer Staples	9.7
Materials	3.5
Real Estate	2.8
Financials	2.7
Telecommunication Services	1.2
Energy	0.6

Asset Allocation (% of fund's net assets)

As of October 31, 2016 *
Stocks and Equity Futures	99.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 3.2%

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 20.3%
Auto Components - 0.3%
Adient PLC (a)	79	$3,595
BorgWarner, Inc.	94	3,369
Delphi Automotive PLC	1,120	72,878
Gentex Corp.	783	13,241
Hertz Global Holdings, Inc. (a)	51	1,691
Lear Corp.	246	30,204
Visteon Corp.	136	9,603
		134,581
Automobiles - 0.4%
Harley-Davidson, Inc.	739	42,138
Tesla Motors, Inc. (a)	479	94,713
Thor Industries, Inc.	195	15,465
		152,316
Distributors - 0.2%
Genuine Parts Co.	568	51,455
LKQ Corp. (a)	1,229	39,672
Pool Corp.	170	15,739
		106,866
Diversified Consumer Services - 0.1%
Service Corp. International	764	19,558
ServiceMaster Global Holdings, Inc. (a)	547	19,577
		39,135
Hotels, Restaurants & Leisure - 3.1%
ARAMARK Holdings Corp.	430	16,009
Brinker International, Inc.	224	11,030
Chipotle Mexican Grill, Inc. (a)	116	41,848
Choice Hotels International, Inc.	81	3,924
Darden Restaurants, Inc.	469	30,387
Domino's Pizza, Inc.	202	34,186
Dunkin' Brands Group, Inc.	373	18,038
Extended Stay America, Inc. unit	36	515
Hilton Worldwide Holdings, Inc.	1,898	42,895
Hyatt Hotels Corp. Class A (a)	15	762
Las Vegas Sands Corp.	1,485	85,952
Marriott International, Inc. Class A	997	68,494
McDonald's Corp.	3,591	404,239
MGM Mirage, Inc. (a)	172	4,501
Norwegian Cruise Line Holdings Ltd. (a)	53	2,060
Panera Bread Co. Class A (a)	91	17,359
Six Flags Entertainment Corp.	290	16,139
Starbucks Corp.	5,830	309,398
U.S. Foods Holding Corp.	203	4,588
Vail Resorts, Inc.	157	25,032
Wendy's Co.	543	5,886
Wyndham Worldwide Corp.	443	29,167
Wynn Resorts Ltd.	294	27,798
Yum! Brands, Inc.	1,432	123,553
		1,323,760
Household Durables - 0.6%
CalAtlantic Group, Inc.	33	1,067
D.R. Horton, Inc.	812	23,410
Harman International Industries, Inc.	127	10,123
Leggett & Platt, Inc.	535	24,546
Lennar Corp.:
Class A	412	17,176
Class B	23	771
Mohawk Industries, Inc. (a)	196	36,123
Newell Brands, Inc.	1,908	91,622
NVR, Inc. (a)	14	21,322
PulteGroup, Inc.	450	8,370
Tempur Sealy International, Inc. (a)	220	11,895
Toll Brothers, Inc. (a)	314	8,616
Tupperware Brands Corp.	203	12,083
Whirlpool Corp.	32	4,794
		271,918
Internet & Direct Marketing Retail - 4.5%
Amazon.com, Inc. (a)	1,591	1,256,604
Expedia, Inc.	487	62,935
Groupon, Inc. Class A (a)	1,480	5,905
Liberty Interactive Corp.:
(Venture Group) Series A (a)	112	4,469
QVC Group Series A (a)	1,009	18,656
Netflix, Inc. (a)	1,665	207,909
Priceline Group, Inc. (a)	203	299,269
TripAdvisor, Inc. (a)	459	29,596
		1,885,343
Leisure Products - 0.3%
Brunswick Corp.	318	13,833
Hasbro, Inc.	462	38,535
Mattel, Inc.	1,373	43,291
Polaris Industries, Inc.	243	18,616
Vista Outdoor, Inc. (a)	38	1,469
		115,744
Media - 5.1%
AMC Networks, Inc. Class A (a)	234	11,450
Cable One, Inc.	20	11,535
CBS Corp. Class B	1,652	93,536
Charter Communications, Inc. Class A (a)	819	204,660
Cinemark Holdings, Inc.	430	17,114
Clear Channel Outdoor Holding, Inc. Class A	64	368
Comcast Corp. Class A	9,108	563,057
Discovery Communications, Inc.:
Class A (a)	582	15,196
Class C (non-vtg.) (a)	894	22,448
DISH Network Corp. Class A (a)	698	40,875
Interpublic Group of Companies, Inc.	1,620	36,272
Lions Gate Entertainment Corp.	244	4,968
Live Nation Entertainment, Inc. (a)	312	8,633
Omnicom Group, Inc.	968	77,266
Regal Entertainment Group Class A	81	1,742
Scripps Networks Interactive, Inc. Class A	333	21,432
Sirius XM Holdings, Inc.	7,152	29,824
Starz Series A (a)	340	10,696
The Madison Square Garden Co. (a)	7	1,158
The Walt Disney Co.	6,637	615,184
Time Warner, Inc.	2,112	187,947
Tribune Media Co. Class A	21	685
Twenty-First Century Fox, Inc.:
Class A	3,444	90,474
Class B	1,561	41,195
Viacom, Inc.:
Class A	80	3,384
Class B (non-vtg.)	1,199	45,034
		2,156,133
Multiline Retail - 0.4%
Dollar General Corp.	1,155	79,799
Dollar Tree, Inc. (a)	927	70,035
Nordstrom, Inc.	496	25,792
Target Corp.	256	17,595
		193,221
Specialty Retail - 4.0%
Advance Auto Parts, Inc.	292	40,903
AutoNation, Inc. (a)	121	5,308
AutoZone, Inc. (a)	120	89,059
Bed Bath & Beyond, Inc.	56	2,264
Burlington Stores, Inc. (a)	163	12,215
Cabela's, Inc. Class A (a)	22	1,355
CarMax, Inc. (a)	779	38,903
Dick's Sporting Goods, Inc.	276	15,359
Foot Locker, Inc.	496	33,118
Gap, Inc.	51	1,407
Home Depot, Inc.	5,096	621,763
L Brands, Inc.	185	13,355
Lowe's Companies, Inc.	3,657	243,739
Michaels Companies, Inc. (a)	288	6,696
Murphy U.S.A., Inc. (a)	90	6,190
O'Reilly Automotive, Inc. (a)	385	101,809
Ross Stores, Inc.	1,607	100,502
Sally Beauty Holdings, Inc. (a)	591	15,331
Signet Jewelers Ltd.	288	23,403
TJX Companies, Inc.	2,696	198,830
Tractor Supply Co.	545	34,133
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	240	58,402
Urban Outfitters, Inc. (a)	280	9,366
Williams-Sonoma, Inc.	358	16,547
		1,689,957
Textiles, Apparel & Luxury Goods - 1.3%
Carter's, Inc.	202	17,441
Coach, Inc.	238	8,542
Hanesbrands, Inc.	1,514	38,910
Kate Spade & Co. (a)	517	8,660
lululemon athletica, Inc. (a)	390	22,328
Michael Kors Holdings Ltd. (a)	650	33,007
NIKE, Inc. Class B	5,423	272,126
Ralph Lauren Corp.	14	1,373
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	525	11,041
Under Armour, Inc.:
Class A (sub. vtg.) (a)	783	24,351
Class C (non-vtg.)	714	18,464
VF Corp.	1,400	75,894
		532,137

TOTAL CONSUMER DISCRETIONARY		8,601,111

CONSUMER STAPLES - 9.7%
Beverages - 3.2%
Brown-Forman Corp.:
Class A	194	9,409
Class B (non-vtg.)	774	35,736
Constellation Brands, Inc. Class A (sub. vtg.)	681	113,809
Dr. Pepper Snapple Group, Inc.	759	66,633
Monster Beverage Corp. (a)	573	82,707
PepsiCo, Inc.	5,134	550,365
The Coca-Cola Co.	11,909	504,942
		1,363,601
Food & Staples Retailing - 2.3%
Casey's General Stores, Inc.	157	17,739
Costco Wholesale Corp.	1,782	263,504
CVS Health Corp.	4,132	347,501
Kroger Co.	3,892	120,574
Manitowoc Foodservice, Inc. (a)	198	2,992
Rite Aid Corp. (a)	4,139	27,773
Sprouts Farmers Market LLC (a)	564	12,493
Sysco Corp.	2,133	102,640
Walgreens Boots Alliance, Inc.	729	60,310
Whole Foods Market, Inc.	216	6,111
		961,637
Food Products - 1.6%
Blue Buffalo Pet Products, Inc. (a)	239	6,004
Campbell Soup Co.	751	40,809
ConAgra Foods, Inc.	1,410	67,934
Flowers Foods, Inc.	638	9,902
General Mills, Inc.	2,421	150,054
Hormel Foods Corp.	953	36,691
Ingredion, Inc.	205	26,890
Kellogg Co.	937	70,397
McCormick & Co., Inc. (non-vtg.)	486	46,593
Mead Johnson Nutrition Co. Class A	273	20,412
Pilgrim's Pride Corp.	30	655
Post Holdings, Inc. (a)	145	11,053
The Hain Celestial Group, Inc. (a)	316	11,493
The Hershey Co.	574	58,812
The Kraft Heinz Co.	307	27,308
TreeHouse Foods, Inc. (a)	67	5,861
Tyson Foods, Inc. Class A	562	39,818
WhiteWave Foods Co. (a)	701	38,197
		668,883
Household Products - 0.7%
Church & Dwight Co., Inc.	1,037	50,046
Clorox Co.	454	54,489
Colgate-Palmolive Co.	643	45,884
Energizer Holdings, Inc.	77	3,581
Kimberly-Clark Corp.	1,249	142,898
Spectrum Brands Holdings, Inc.	100	13,524
		310,422
Personal Products - 0.2%
Coty, Inc. Class A	90	2,069
Estee Lauder Companies, Inc. Class A	887	77,284
Herbalife Ltd. (a)	298	18,083
Nu Skin Enterprises, Inc. Class A	64	3,946
		101,382
Tobacco - 1.7%
Altria Group, Inc.	7,994	528,563
Philip Morris International, Inc.	685	66,061
Reynolds American, Inc.	2,071	114,071
		708,695

TOTAL CONSUMER STAPLES		4,114,620

ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Apache Corp.	1,066	63,406
Cabot Oil & Gas Corp.	1,312	27,395
Chesapeake Energy Corp. (a)	182	1,003
Cimarex Energy Co.	65	8,393
Continental Resources, Inc. (a)	158	7,728
Devon Energy Corp.	176	6,669
Diamondback Energy, Inc. (a)	79	7,212
EOG Resources, Inc.	256	23,148
Newfield Exploration Co. (a)	223	9,052
ONEOK, Inc.	863	41,795
Parsley Energy, Inc. Class A (a)	50	1,645
Southwestern Energy Co. (a)	1,973	20,499
Spectra Energy Corp.	434	18,146
The Williams Companies, Inc.	462	13,490
		249,581
FINANCIALS - 2.7%
Banks - 0.2%
Citizens Financial Group, Inc.	916	24,127
First Hawaiian, Inc.	10	273
First Republic Bank	471	35,057
Signature Bank (a)	127	15,311
SVB Financial Group (a)	156	19,074
Western Alliance Bancorp. (a)	250	9,340
		103,182
Capital Markets - 1.6%
Affiliated Managers Group, Inc. (a)	190	25,205
Ameriprise Financial, Inc.	203	17,943
Artisan Partners Asset Management, Inc.	133	3,458
CBOE Holdings, Inc.	326	20,606
Charles Schwab Corp.	3,772	119,572
Eaton Vance Corp. (non-vtg.)	448	15,707
FactSet Research Systems, Inc.	161	24,910
Federated Investors, Inc. Class B (non-vtg.)	370	9,990
Interactive Brokers Group, Inc.	26	863
IntercontinentalExchange, Inc.	231	62,460
Invesco Ltd.	301	8,455
Lazard Ltd. Class A	62	2,261
LPL Financial	44	1,362
MarketAxess Holdings, Inc.	147	22,162
Moody's Corp.	620	62,322
Morningstar, Inc.	83	5,862
MSCI, Inc.	366	29,350
NorthStar Asset Management Group, Inc.	743	10,179
S&P Global, Inc.	1,082	131,842
SEI Investments Co.	513	22,741
T. Rowe Price Group, Inc.	758	48,520
TD Ameritrade Holding Corp.	914	31,268
		677,038
Consumer Finance - 0.1%
Credit Acceptance Corp. (a)	33	6,075
Discover Financial Services	557	31,376
		37,451
Diversified Financial Services - 0.0%
Donnelley Financial Solutions, Inc. (a)	63	1,349
Insurance - 0.8%
AmTrust Financial Services, Inc.	22	581
Aon PLC	1,074	119,031
Arthur J. Gallagher & Co.	491	23,681
Brown & Brown, Inc.	25	922
Erie Indemnity Co. Class A	68	6,963
Lincoln National Corp.	212	10,407
Marsh & McLennan Companies, Inc.	2,139	135,591
Progressive Corp.	236	7,436
XL Group Ltd.	369	12,804
		317,416

TOTAL FINANCIALS		1,136,436

HEALTH CARE - 15.7%
Biotechnology - 5.5%
AbbVie, Inc.	6,617	369,096
ACADIA Pharmaceuticals, Inc. (a)	402	9,371
Agios Pharmaceuticals, Inc. (a)	125	5,980
Alexion Pharmaceuticals, Inc. (a)	888	115,884
Alkermes PLC (a)	611	30,801
Alnylam Pharmaceuticals, Inc. (a)	270	9,612
Amgen, Inc.	3,073	433,785
Biogen, Inc. (a)	895	250,761
BioMarin Pharmaceutical, Inc. (a)	697	56,122
Celgene Corp. (a)	3,139	320,743
Gilead Sciences, Inc.	5,420	399,075
Incyte Corp. (a)	665	57,835
Intercept Pharmaceuticals, Inc. (a)	67	8,291
Intrexon Corp. (a)	223	5,820
Ionis Pharmaceuticals, Inc. (a)	498	12,938
Juno Therapeutics, Inc. (a)	228	5,538
Neurocrine Biosciences, Inc. (a)	351	15,363
Opko Health, Inc. (a)	1,248	11,756
Regeneron Pharmaceuticals, Inc. (a)	317	109,371
Seattle Genetics, Inc. (a)	390	20,163
United Therapeutics Corp. (a)	47	5,643
Vertex Pharmaceuticals, Inc. (a)	1,005	76,239
		2,330,187
Health Care Equipment & Supplies - 2.7%
Abiomed, Inc. (a)	160	16,798
Alere, Inc. (a)	64	2,860
Align Technology, Inc. (a)	292	25,089
Baxter International, Inc.	223	10,613
Becton, Dickinson & Co.	851	142,891
Boston Scientific Corp. (a)	5,563	122,386
C.R. Bard, Inc.	304	65,871
Danaher Corp.	646	50,743
DexCom, Inc. (a)	331	25,897
Edwards Lifesciences Corp. (a)	863	82,175
Hill-Rom Holdings, Inc.	249	13,797
Hologic, Inc. (a)	1,161	41,808
IDEXX Laboratories, Inc. (a)	364	38,999
Intuitive Surgical, Inc. (a)	155	104,172
ResMed, Inc.	560	33,471
St. Jude Medical, Inc.	781	60,793
Stryker Corp.	1,380	159,183
Teleflex, Inc.	36	5,153
The Cooper Companies, Inc.	149	26,230
Varian Medical Systems, Inc. (a)	383	34,750
West Pharmaceutical Services, Inc.	290	22,049
Zimmer Biomet Holdings, Inc.	406	42,792
		1,128,520
Health Care Providers & Services - 3.5%
Acadia Healthcare Co., Inc. (a)	100	3,596
Aetna, Inc.	469	50,347
AmerisourceBergen Corp.	729	51,263
AmSurg Corp. (a)	125	7,469
Anthem, Inc.	289	35,218
Cardinal Health, Inc.	1,228	84,351
Centene Corp. (a)	495	30,928
Cigna Corp.	347	41,234
DaVita HealthCare Partners, Inc. (a)	269	15,769
Envision Healthcare Holdings, Inc. (a)	630	12,461
Express Scripts Holding Co. (a)	2,294	154,616
HCA Holdings, Inc. (a)	853	65,280
Henry Schein, Inc. (a)	338	50,430
Humana, Inc.	571	97,944
Laboratory Corp. of America Holdings (a)	185	23,188
McKesson Corp.	921	117,124
MEDNAX, Inc. (a)	262	16,048
Patterson Companies, Inc.	357	15,247
Premier, Inc. (a)	50	1,592
Tenet Healthcare Corp. (a)	354	6,977
UnitedHealth Group, Inc.	3,832	541,577
Universal Health Services, Inc. Class B	83	10,019
VCA, Inc. (a)	314	19,298
Wellcare Health Plans, Inc. (a)	164	18,616
		1,470,592
Health Care Technology - 0.2%
athenahealth, Inc. (a)	157	16,221
Cerner Corp. (a)	1,208	70,765
Inovalon Holdings, Inc. Class A (a)	236	3,210
Veeva Systems, Inc. Class A (a)	389	15,113
		105,309
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	348	15,162
Bio-Techne Corp.	149	15,495
Bruker Corp.	405	8,298
Charles River Laboratories International, Inc. (a)	198	15,024
Illumina, Inc. (a)	595	81,003
Mettler-Toledo International, Inc. (a)	106	42,832
PerkinElmer, Inc.	111	5,649
Quintiles Transnational Holdings, Inc. (a)	453	32,498
Thermo Fisher Scientific, Inc.	724	106,450
VWR Corp. (a)	16	440
Waters Corp. (a)	314	43,690
		366,541
Pharmaceuticals - 2.9%
Akorn, Inc. (a)	338	8,095
Allergan PLC (a)	959	200,373
Bristol-Myers Squibb Co.	6,822	347,308
Eli Lilly & Co.	3,987	294,400
Johnson & Johnson	1,940	225,021
Mylan N.V. (a)	587	21,426
Patheon NV	68	1,727
Pfizer, Inc.	1,721	54,573
Zoetis, Inc. Class A	1,863	89,051
		1,241,974

TOTAL HEALTH CARE		6,643,123

INDUSTRIALS - 10.5%
Aerospace & Defense - 2.6%
BE Aerospace, Inc.	413	24,582
BWX Technologies, Inc.	383	15,021
General Dynamics Corp.	416	62,708
HEICO Corp.	76	5,135
HEICO Corp. Class A	161	9,660
Hexcel Corp.	380	17,286
Huntington Ingalls Industries, Inc.	157	25,334
Lockheed Martin Corp.	1,038	255,742
Northrop Grumman Corp.	681	155,949
Raytheon Co.	464	63,387
Rockwell Collins, Inc.	527	44,437
Spirit AeroSystems Holdings, Inc. Class A	275	13,849
Textron, Inc.	328	13,146
The Boeing Co.	2,438	347,244
TransDigm Group, Inc.	206	56,127
		1,109,607
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	585	39,850
Expeditors International of Washington, Inc.	518	26,661
FedEx Corp.	1,021	177,981
United Parcel Service, Inc. Class B	2,826	304,530
		549,022
Airlines - 0.6%
Alaska Air Group, Inc.	408	29,466
Delta Air Lines, Inc.	2,448	102,253
JetBlue Airways Corp. (a)	86	1,503
Southwest Airlines Co.	2,602	104,210
		237,432
Building Products - 0.4%
A.O. Smith Corp.	585	26,424
Allegion PLC	386	24,642
Fortune Brands Home & Security, Inc.	616	33,652
Lennox International, Inc.	156	22,759
Masco Corp.	869	26,835
Tyco International Ltd.	795	32,054
		166,366
Commercial Services & Supplies - 0.6%
Cintas Corp.	365	38,935
Clean Harbors, Inc. (a)	14	662
Copart, Inc. (a)	394	20,673
Covanta Holding Corp.	519	7,785
KAR Auction Services, Inc.	555	23,632
LSC Communications, Inc.	66	1,600
Pitney Bowes, Inc.	812	14,486
R.R. Donnelley & Sons Co.	200	3,556
Rollins, Inc.	374	11,527
Stericycle, Inc. (a)	313	25,068
Waste Management, Inc.	1,504	98,753
		246,677
Construction & Engineering - 0.0%
Quanta Services, Inc. (a)	194	5,578
Valmont Industries, Inc.	69	8,829
		14,407
Electrical Equipment - 0.4%
Acuity Brands, Inc.	175	39,125
AMETEK, Inc.	172	7,585
Emerson Electric Co.	427	21,640
Fortive Corp.	324	16,540
Hubbell, Inc. Class B	148	15,469
Rockwell Automation, Inc.	426	51,001
		151,360
Industrial Conglomerates - 2.3%
3M Co.	2,407	397,877
Carlisle Companies, Inc.	81	8,493
General Electric Co.	7,327	213,216
Honeywell International, Inc.	3,111	341,214
Roper Technologies, Inc.	205	35,529
		996,329
Machinery - 1.1%
Deere & Co.	321	28,344
Donaldson Co., Inc.	495	18,077
Flowserve Corp.	324	13,721
Graco, Inc.	223	16,703
IDEX Corp.	290	25,068
Illinois Tool Works, Inc.	1,198	136,057
Ingersoll-Rand PLC	521	35,058
Lincoln Electric Holdings, Inc.	177	11,652
Middleby Corp. (a)	228	25,561
Nordson Corp.	229	22,930
PACCAR, Inc.	122	6,700
Snap-On, Inc.	170	26,197
Stanley Black & Decker, Inc.	70	7,969
Toro Co.	429	20,541
WABCO Holdings, Inc. (a)	213	20,972
Wabtec Corp.	346	26,749
Xylem, Inc.	378	18,269
		460,568
Professional Services - 0.5%
Dun & Bradstreet Corp.	63	7,866
Equifax, Inc.	478	59,258
Nielsen Holdings PLC	1,152	51,863
Robert Half International, Inc.	514	19,234
TransUnion Holding Co., Inc. (a)	227	7,091
Verisk Analytics, Inc. (a)	628	51,213
		196,525
Road & Rail - 0.3%
AMERCO	15	4,836
Avis Budget Group, Inc. (a)	337	10,905
J.B. Hunt Transport Services, Inc.	362	29,543
Landstar System, Inc.	169	12,024
Old Dominion Freight Lines, Inc. (a)	167	12,472
Union Pacific Corp.	547	48,234
		118,014
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A	205	6,203
Fastenal Co.	1,162	45,295
HD Supply Holdings, Inc. (a)	811	26,763
Herc Holdings, Inc. (a)	17	512
MSC Industrial Direct Co., Inc. Class A	92	6,698
United Rentals, Inc. (a)	304	23,001
W.W. Grainger, Inc.	223	46,411
Watsco, Inc.	110	15,102
		169,985

TOTAL INDUSTRIALS		4,416,292

INFORMATION TECHNOLOGY - 32.2%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	159	13,475
Arris International PLC (a)	173	4,806
CommScope Holding Co., Inc. (a)	517	15,794
F5 Networks, Inc. (a)	276	38,146
Motorola Solutions, Inc.	76	5,516
Palo Alto Networks, Inc. (a)	356	54,763
		132,500
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	1,229	81,028
CDW Corp.	656	29,461
Cognex Corp.	327	16,873
Dell Technologies, Inc. (a)	93	4,565
Fitbit, Inc. (a)	415	5,503
IPG Photonics Corp. (a)	119	11,544
National Instruments Corp.	363	10,197
Trimble, Inc. (a)	804	22,223
VeriFone Systems, Inc. (a)	440	6,811
Zebra Technologies Corp. Class A (a)	177	11,654
		199,859
Internet Software & Services - 8.4%
Akamai Technologies, Inc. (a)	626	43,488
Alphabet, Inc.:
Class A	1,201	972,690
Class C (a)	1,214	952,432
CommerceHub, Inc.:
Series A, (a)	10	150
Series C, (a)	18	271
CoStar Group, Inc. (a)	129	24,138
eBay, Inc. (a)	4,350	124,019
Facebook, Inc. Class A (a)	9,181	1,202,619
GoDaddy, Inc. (a)	188	6,729
IAC/InterActiveCorp	224	14,435
LinkedIn Corp. Class A (a)	479	90,818
Match Group, Inc. (a)	103	1,860
Pandora Media, Inc. (a)	765	8,667
Rackspace Hosting, Inc. (a)	432	13,798
Twilio, Inc. Class A	33	1,126
Twitter, Inc. (a)	2,264	40,639
VeriSign, Inc. (a)	385	32,348
Yelp, Inc. (a)	213	6,957
Zillow Group, Inc.:
Class A (a)	122	4,030
Class C (a)	308	10,275
		3,551,489
IT Services - 7.0%
Accenture PLC Class A	2,548	296,180
Alliance Data Systems Corp.	233	47,642
Automatic Data Processing, Inc.	1,860	161,932
Black Knight Financial Services, Inc. Class A (a)	83	3,266
Booz Allen Hamilton Holding Corp. Class A	451	13,742
Broadridge Financial Solutions, Inc.	477	30,843
Cognizant Technology Solutions Corp. Class A (a)	2,468	126,732
CoreLogic, Inc. (a)	227	9,661
CSRA, Inc.	663	16,635
DST Systems, Inc.	136	13,078
Euronet Worldwide, Inc. (a)	201	15,990
Fidelity National Information Services, Inc.	756	55,884
First Data Corp. Class A (a)	1,263	17,669
Fiserv, Inc. (a)	903	88,927
FleetCor Technologies, Inc. (a)	375	65,738
Gartner, Inc.(a)	322	27,705
Genpact Ltd. (a)	632	14,530
Global Payments, Inc.	633	45,905
IBM Corp.	2,469	379,461
Jack Henry & Associates, Inc.	337	27,304
Leidos Holdings, Inc.	268	11,141
MasterCard, Inc. Class A	3,942	421,873
Paychex, Inc.	1,321	72,919
PayPal Holdings, Inc. (a)	4,622	192,553
Sabre Corp.	838	21,646
Square, Inc. (a)	185	2,072
Teradata Corp. (a)	525	14,154
The Western Union Co.	1,982	39,779
Total System Services, Inc.	670	33,420
Vantiv, Inc. (a)	638	37,234
Visa, Inc. Class A	7,797	643,330
WEX, Inc. (a)	158	17,238
		2,966,183
Semiconductors & Semiconductor Equipment - 2.9%
Applied Materials, Inc.	3,184	92,591
Broadcom Ltd.	1,541	262,401
Cree, Inc. (a)	137	3,055
Intel Corp.	1,735	60,499
KLA-Tencor Corp.	632	47,470
Lam Research Corp.	525	50,852
Linear Technology Corp.	447	26,847
Maxim Integrated Products, Inc.	1,167	46,248
Microchip Technology, Inc.	866	52,436
NVIDIA Corp.	2,082	148,155
ON Semiconductor Corp. (a)	148	1,727
Qorvo, Inc. (a)	45	2,504
Qualcomm, Inc.	1,244	85,488
Skyworks Solutions, Inc.	705	54,243
Texas Instruments, Inc.	4,104	290,768
Versum Materials, Inc. (a)	360	8,172
Xilinx, Inc.	330	16,787
		1,250,243
Software - 7.5%
Activision Blizzard, Inc.	2,290	98,859
Adobe Systems, Inc. (a)	1,994	214,375
ANSYS, Inc. (a)	93	8,496
Atlassian Corp. PLC	105	2,820
Autodesk, Inc. (a)	714	51,608
Cadence Design Systems, Inc. (a)	1,204	30,798
CDK Global, Inc.	626	34,186
Citrix Systems, Inc. (a)	639	54,187
Electronic Arts, Inc. (a)	1,189	93,360
FireEye, Inc. (a)	126	1,464
Fortinet, Inc. (a)	585	18,755
Guidewire Software, Inc. (a)	296	17,005
Intuit, Inc.	990	107,653
Manhattan Associates, Inc. (a)	289	14,635
Microsoft Corp.	30,984	1,856,561
NetSuite, Inc. (a)	159	14,806
Nuance Communications, Inc. (a)	661	9,267
Oracle Corp.	1,179	45,297
Parametric Technology Corp. (a)	197	9,346
Red Hat, Inc. (a)	743	57,545
Salesforce.com, Inc. (a)	2,622	197,070
ServiceNow, Inc. (a)	649	57,054
Splunk, Inc. (a)	528	31,780
SS&C Technologies Holdings, Inc.	624	19,924
Symantec Corp.	358	8,961
Synopsys, Inc. (a)	76	4,508
Tableau Software, Inc. (a)	222	10,667
Tyler Technologies, Inc. (a)	133	21,333
Ultimate Software Group, Inc. (a)	112	23,631
VMware, Inc. Class A (a)	106	8,332
Workday, Inc. Class A (a)	470	40,740
		3,165,023
Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	20,536	2,331,643
NCR Corp. (a)	506	17,735
		2,349,378

TOTAL INFORMATION TECHNOLOGY		13,614,675

MATERIALS - 3.5%
Chemicals - 2.6%
AdvanSix, Inc. (a)	109	1,740
Air Products & Chemicals, Inc.	697	92,994
Axalta Coating Systems (a)	673	16,906
Celanese Corp. Class A	53	3,865
E.I. du Pont de Nemours & Co.	3,580	246,268
Ecolab, Inc.	1,060	121,020
FMC Corp.	436	20,444
International Flavors & Fragrances, Inc.	329	43,027
LyondellBasell Industries NV Class A	633	50,355
Monsanto Co.	1,153	116,188
NewMarket Corp.	28	11,225
PPG Industries, Inc.	1,085	101,046
Praxair, Inc.	1,029	120,455
RPM International, Inc.	528	25,101
Sherwin-Williams Co.	329	80,559
The Scotts Miracle-Gro Co. Class A	170	14,975
Valspar Corp.	313	31,175
W.R. Grace & Co.	172	11,517
		1,108,860
Construction Materials - 0.3%
Eagle Materials, Inc.	190	15,384
Martin Marietta Materials, Inc.	231	42,823
Vulcan Materials Co.	511	57,845
		116,052
Containers & Packaging - 0.6%
Aptargroup, Inc.	76	5,429
Avery Dennison Corp.	336	23,449
Ball Corp.	691	53,255
Bemis Co., Inc.	49	2,387
Berry Plastics Group, Inc. (a)	490	21,438
Crown Holdings, Inc. (a)	540	29,295
Graphic Packaging Holding Co.	912	11,400
Owens-Illinois, Inc. (a)	691	13,336
Packaging Corp. of America	376	31,020
Sealed Air Corp.	805	36,732
Silgan Holdings, Inc.	175	8,916
		236,657
Metals & Mining - 0.0%
Freeport-McMoRan, Inc.	1,185	13,248
Royal Gold, Inc.	15	1,032
Southern Copper Corp.	140	3,975
Steel Dynamics, Inc.	141	3,872
		22,127

TOTAL MATERIALS		1,483,696

REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc.	28	3,019
American Tower Corp.	1,724	202,036
Boston Properties, Inc.	115	13,855
Care Capital Properties, Inc.	29	771
Crown Castle International Corp.	1,218	110,826
CubeSmart	490	12,774
CyrusOne, Inc.	262	11,688
Digital Realty Trust, Inc.	415	38,773
Empire State Realty Trust, Inc.	355	6,947
Equinix, Inc.	283	101,110
Equity Lifestyle Properties, Inc.	309	23,435
Essex Property Trust, Inc.	110	23,550
Extra Space Storage, Inc.	495	36,209
Federal Realty Investment Trust (SBI)	285	41,391
Gaming & Leisure Properties	751	24,655
Healthcare Trust of America, Inc.	389	11,903
Iron Mountain, Inc.	1,049	35,383
Lamar Advertising Co. Class A	330	20,939
Life Storage, Inc.	123	9,920
Omega Healthcare Investors, Inc.	279	8,881
Outfront Media, Inc.	80	1,721
Public Storage	603	128,873
Regency Centers Corp.	90	6,486
Senior Housing Properties Trust (SBI)	98	2,084
Simon Property Group, Inc.	1,141	212,180
Tanger Factory Outlet Centers, Inc.	330	11,484
Taubman Centers, Inc.	128	9,275
Ventas, Inc.	427	28,929
		1,139,097
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	1,213	31,247

TOTAL REAL ESTATE		1,170,344

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.1%
SBA Communications Corp. Class A (a)	321	36,363
Verizon Communications, Inc.	8,345	401,395
Zayo Group Holdings, Inc. (a)	661	21,271
		459,029
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	726	36,104

TOTAL TELECOMMUNICATION SERVICES		495,133

UTILITIES - 0.0%
Multi-Utilities - 0.0%
Dominion Resources, Inc.	158	11,882
TOTAL COMMON STOCKS
(Cost $42,550,572)		41,936,893

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 0.41% (b)
(Cost $916,765)	916,632	916,907
TOTAL INVESTMENT PORTFOLIO - 101.4%
(Cost $43,467,337)		42,853,800
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(579,771)
NET ASSETS - 100%		$42,274,029

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
2 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2016	212,010	$(428)

The face value of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,439

Investment Valuation

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(428)
Total Equity Risk	0	(428)
Total Value of Derivatives	$0	$(428)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $42,550,572)	$41,936,893
Fidelity Central Funds (cost $916,765)	916,907
Total Investments (cost $43,467,337)		$42,853,800
Segregated cash with brokers for derivative instruments		31,500
Receivable for investments sold		12,942
Receivable for fund shares sold		191,022
Dividends receivable		25,711
Distributions receivable from Fidelity Central Funds		789
Total assets		43,115,764
Liabilities
Payable for investments purchased	$192,407
Payable for fund shares redeemed	645,826
Accrued management fee	1,510
Payable for daily variation margin for derivative instruments	1,364
Other affiliated payables	628
Total liabilities		841,735
Net Assets		$42,274,029
Net Assets consist of:
Paid in capital		$42,844,972
Undistributed net investment income		68,655
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(25,633)
Net unrealized appreciation (depreciation) on investments		(613,965)
Net Assets		$42,274,029
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,108,189 ÷ 109,789 shares)		$10.09
Premium Class:
Net Asset Value, offering price and redemption price per share ($24,290,706 ÷ 2,405,310 shares)		$10.10
Institutional Class:
Net Asset Value, offering price and redemption price per share ($16,216,056 ÷ 1,605,658 shares)		$10.10
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($659,078 ÷ 65,258 shares)		$10.10

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 7, 2016 (commencement of operations) to October 31, 2016 (Unaudited)
Investment Income
Dividends		$71,750
Interest		39
Income from Fidelity Central Funds		1,439
Total income		73,228
Expenses
Management fee	$2,938
Transfer agent fees	1,625
Independent trustees' fees and expenses	12
Total expenses before reductions	4,575
Expense reductions	(2)	4,573
Net investment income (loss)		68,655
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(14,847)
Fidelity Central Funds	2,424
Foreign currency transactions	2
Futures contracts	(13,212)
Total net realized gain (loss)		(25,633)
Change in net unrealized appreciation (depreciation) on: Investment securities	(613,537)
Futures contracts	(428)
Total change in net unrealized appreciation (depreciation)		(613,965)
Net gain (loss)		(639,598)
Net increase (decrease) in net assets resulting from operations		$(570,943)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 7, 2016 (commencement of operations) to October 31, 2016 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$68,655
Net realized gain (loss)	(25,633)
Change in net unrealized appreciation (depreciation)	(613,965)
Net increase (decrease) in net assets resulting from operations	(570,943)
Share transactions - net increase (decrease)	42,844,972
Total increase (decrease) in net assets	42,274,029
Net Assets
Beginning of period	–
End of period	$42,274,029
Other Information
Undistributed net investment income end of period	$68,655

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Large Cap Growth Index Fund Investor Class

Six months ended (Unaudited) October 31,
2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.04
Net realized and unrealized gain (loss)	.05C
Total from investment operations	.09
Net asset value, end of period	$10.09
Total ReturnD,E	.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.21%H
Expenses net of fee waivers, if any	.21%H
Expenses net of all reductions	.21%H
Net investment income (loss)	1.04%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,108
Portfolio turnover rateI	4%J

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Large Cap Growth Index Fund Premium Class

Six months ended (Unaudited) October 31,
2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.05
Net realized and unrealized gain (loss)	.05C
Total from investment operations	.10
Net asset value, end of period	$10.10
Total ReturnD,E	1.00%
Ratios to Average Net AssetsF,G
Expenses before reductions	.07%H
Expenses net of fee waivers, if any	.07%H
Expenses net of all reductions	.07%H
Net investment income (loss)	1.18%H
Supplemental Data
Net assets, end of period (000 omitted)	$24,291
Portfolio turnover rateI	4%J

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Large Cap Growth Index Fund Institutional Class

Six months ended (Unaudited) October 31,
2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.05
Net realized and unrealized gain (loss)	.05C
Total from investment operations	.10
Net asset value, end of period	$10.10
Total ReturnD,E	1.00%
Ratios to Average Net AssetsF,G
Expenses before reductions	.06%H
Expenses net of fee waivers, if any	.06%H
Expenses net of all reductions	.06%H
Net investment income (loss)	1.19%H
Supplemental Data
Net assets, end of period (000 omitted)	$16,216
Portfolio turnover rateI	4%J

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Large Cap Growth Index Fund Institutional Premium Class

Six months ended (Unaudited) October 31,
2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.05
Net realized and unrealized gain (loss)	.05C
Total from investment operations	.10
Net asset value, end of period	$10.10
Total ReturnD,E	1.00%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H
Expenses net of fee waivers, if any	.05%H
Expenses net of all reductions	.05%H
Net investment income (loss)	1.20%H
Supplemental Data
Net assets, end of period (000 omitted)	$659
Portfolio turnover rateI	4%J

 A For the period June 7, 2016 (commencement of operations) to October 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2016

1. Organization.

Fidelity Large Cap Growth Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$864,031
Gross unrealized depreciation	(1,488,468)
Net unrealized appreciation (depreciation) on securities	$(624,437)
Tax cost	$43,478,237

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $(13,212) and a change in net unrealized appreciation (depreciation) of $(428) related to its investment in futures contracts. These amount are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $43,200,519 and $630,859, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Effective July 1, 2016, the Board approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.21%
Premium Class	.07%
Institutional Class	.06%
Institutional Premium Class	.05%

Prior to July 1, 2016, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed .22%, .08%, .07% and .06% for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective July 1, 2016, under the amended expense contract, Investor Class, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .16%, .02% and .01% of class-level average net assets, respectively, and Institutional Premium Class does not pay transfer agent fees. Prior to July 1, 2016, Investor Class, Premium Class, Institutional Class and Institutional Premium Class paid a portion of the transfer agent fees at an annual rate of .17%, .03%, .02% and .01%, respectively.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Investor Class	$689.16
Premium Class	811.02
Institutional Class	121.01
Institutional Premium Class	4	–(b)
	$1,625

 (a) Annualized

 (b) Amount represents less than .005%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2.

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares Six months ended	Dollars Six months ended
	October 31, 2016(a)	October 31, 2016(a)
Investor Class
Shares sold	397,936	$4,058,937
Shares redeemed	(288,147)	(2,959,911)
Net increase (decrease)	109,789	$1,099,026
Premium Class
Shares sold	2,675,519	$27,438,311
Shares redeemed	(270,209)	(2,772,353)
Net increase (decrease)	2,405,310	$24,665,958
Institutional Class
Shares sold	1,608,236	$16,452,594
Shares redeemed	(2,578)	(26,206)
Net increase (decrease)	1,605,658	$16,426,388
Institutional Premium Class
Shares sold	65,258	$653,600
Net increase (decrease)	65,258	$653,600

 (a) For the period June 7, 2016 (commencement of operations) to October 31, 2016.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 7, 2016 to October 31, 2016). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (May 1, 2016 to October 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value October 31, 2016	Expenses Paid During Period
Investor Class	.21%
Actual		$1,000.00	$1,009.00	$.85-B
Hypothetical-C		$1,000.00	$1,024.15	$1.07-D
Premium Class	.07%
Actual		$1,000.00	$1,010.00	$.28-B
Hypothetical-C		$1,000.00	$1,024.85	$.36-D
Institutional Class	.06%
Actual		$1,000.00	$1,010.00	$.24-B
Hypothetical-C		$1,000.00	$1,024.90	$.31-D
Institutional Premium Class	.05%
Actual		$1,000.00	$1,010.00	$.20-B
Hypothetical-C		$1,000.00	$1,024.95	$.26-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 147/365 (to reflect the period June 7, 2016 to October 31, 2016).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Growth Index Fund

On March 10, 2016, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staff, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered Geode's experience in managing other equity index funds under the Board's supervision.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's proposed management fee out of which FMR will pay all "fund-level" expenses, with certain limited exceptions, and the projected total expense ratio of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio for each class of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

The Board also considered that the proposed contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: 0.22%: Investor; 0.08%: Premium; 0.07%: Institutional; 0.06%: Institutional Premium.

The Board considered the total expense ratio of the fund after the effect of the contractual arrangements.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Additional Information Considered by the Board:  The Board also received information explaining that the fund's investments will be chosen using an investment discipline developed by Geode, the sub-adviser to Fidelity's equity index funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

LC1-I-SANN-1216
1.9879606.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 23, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 23, 2016